As filed with the Securities and Exchange Commission on April 27, 2011

Registration Nos. 033-51126 and 811-07132

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment Number	☐
Post-Effective Amendment Number: 28	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment Number: 30	☒

(Check appropriate box or boxes)

Separate Account II of National Integrity Life Insurance Company

(Exact Name of Registrant)

National Integrity Life Insurance Company

(Name of Depositor)

400 Broadway, Cincinnati, Ohio 45202

(Address of Depositor’s Principal Executive Offices)  (Zip Code)

(513) 629-1854

(Depositor’s Telephone Number, including Area Code)

The Western and Southern Life Insurance Company

(Name of Guarantor)

400 Broadway, Cincinnati, Ohio 45202

(Address of Guarantor’s Principal Executive Offices)  (Zip Code)

(513) 629-1854

(Guarantor’s Telephone Number, including Area Code)

Rhonda S. Malone, Esq.

Counsel -Securities

Western & Southern Financial Group, Inc.

400 Broadway, Cincinnati, Ohio  45202

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  Continuous

It is proposed that this filing will become effective (check appropriate box)

☐                                    immediately upon filing pursuant to paragraph (b) of Rule 485

☒                                  on May 1, 2011 pursuant to paragraph (b) of Rule 485

☐                                    60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐                                    on (date) pursuant to paragraph (a)(1) of Rule 485

☐                                    75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐                                    on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐                                    This post-eff amendment designates a new effective date for a previously filed post-eff amendment.

Title of Securities Being Registered:  Pinnacle Flexible Premium Variable Annuity

Pinnacle V Variable Annuity

May 1, 2011

National Integrity Life Insurance Company

Separate Account II

This prospectus describes the Pinnacle V flexible premium variable annuity contract and the Investment Options available under the contract.  You may invest your contributions in any of the Investment Options listed below.

BlackRock Variable Series Funds, Inc., Class III	INVESCO Variable Insurance Funds, Series II
BlackRock Capital Appreciation V.I. Fund	Invesco Van Kampen V.I. Capital Growth Fund
BlackRock Global Allocation V.I. Fund	Invesco Van Kampen V.I. Comstock Fund
Invesco Van Kampen V.I. Mid Cap Value Fund
Columbia Funds Variable Insurance Trust, Class 2	Invesco V.I. International Growth Fund
Columbia VP — Small Cap Value Fund
Morgan Stanley Universal Institutional Funds, Class II
DWS Investments VIT Funds, Class B	Morgan Stanley UIF Emerging Markets Debt Portfolio
DWS Small Cap Index VIP Fund	Morgan Stanley UIF Emerging Markets Equity Portfolio
Morgan Stanley UIF U.S. Real Estate Portfolio
Fidelity® Variable Insurance Products, Service Class 2
Fidelity VIP Asset ManagerSM Portfolio	PIMCO Variable Insurance Trust, Advisor Class
Fidelity VIP Balanced Portfolio	PIMCO VIT All Asset Portfolio
Fidelity VIP Contrafund® Portfolio	PIMCO VIT CommodityRealReturn® Strategy Portfolio
Fidelity VIP Disciplined Small Cap Portfolio	PIMCO VIT Low Duration Portfolio
Fidelity VIP Equity-Income Portfolio	PIMCO VIT Real Return Portfolio
Fidelity VIP Freedom 2010 Portfolio	PIMCO VIT Total Return Portfolio
Fidelity VIP Freedom 2015 Portfolio
Fidelity VIP Freedom 2020 Portfolio	Rydex Variable Trust
Fidelity VIP Freedom 2025 Portfolio	Rydex|SGI VT Alternative Strategies Allocation Fund
Fidelity VIP Freedom 2030 Portfolio	Rydex|SGI VT Managed Futures Strategy Fund
Fidelity VIP Growth Portfolio	Rydex|SGI VT U.S. Long Short Momentum Fund
Fidelity VIP High Income Portfolio
Fidelity VIP Index 500 Portfolio	Touchstone® Variable Series Trust
Fidelity VIP Investment Grade Bond Portfolio	Touchstone VST Baron Small Cap Growth Fund
Fidelity VIP Mid Cap Portfolio	Touchstone VST Core Bond Fund
Fidelity VIP Overseas Portfolio	Touchstone VST High Yield Fund
Touchstone VST Large Cap Core Equity Fund
Franklin Templeton VIP Trust, Class 2	Touchstone VST Mid Cap Growth Fund
Franklin Growth and Income Securities Fund	Touchstone VST Money Market Fund
Franklin Income Securities Fund	Touchstone VST Third Avenue Value Fund
Franklin Large Cap Growth Securities Fund	Touchstone VST Aggressive ETF Fund
Franklin Small Cap Value Securities Fund	Touchstone VST Conservative ETF Fund
Mutual Shares Securities Fund	Touchstone VST Enhanced ETF Fund
Templeton Foreign Securities Fund	Touchstone VST Moderate ETF Fund
Templeton Growth Securities Fund
Fixed Accounts
Guaranteed Rate Options
Systematic Transfer Options

This prospectus contains information about the contract that you should know before investing.  You should read this prospectus and any supplements, and retain them for future reference.

P5N - 1

Although this Prospectus was primarily designed for potential purchasers of the variable annuity contract, you may be receiving this Prospectus as a current contract owner.  As a current contract owner, you should note that the options, features, and charges may vary depending on when you purchased your contract.  You can find information about the options, features, and charges that may have changed in Section 10 — Prior Contracts.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined that this prospectus is adequate.  Any representation to the contrary is a criminal offense.

This annuity is not a bank product and is not an obligation of, nor guaranteed by, the financial institution where it is offered.  It is not insured by the FDIC, NCUSIF or other federal entity.  It is subject to investment risks, including possible loss of the principal amount invested.

A registration statement relating to this contract, which includes a Statement of Additional Information (SAI) dated May 1, 2011, has been filed with the SEC (file numbers 811-07132 and 033-51126).  The SAI is incorporated by reference into this prospectus.  A free copy of the SAI is available by sending in the form at the bottom of this page, or by writing or calling our Administrative Office listed in the glossary.  You will find the table of contents for the SAI at the end of in Part 9 of this prospectus.

You can review and copy information about this annuity contract at the SEC’s Public Reference Room in Washington, D.C.  For hours of operation of the Public Reference Room, please call 202-551-8090.  You also may obtain information about this annuity contract on the SEC’s Internet site at http://www.sec.gov.  Copies of that information are also available, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing the SEC’s Public Reference Section, 100 F. Street NE, Washington, D.C. 20549-0102.

We offer a contract with lower expenses that is otherwise substantially similar to this one.  This contract’s higher expenses are related to factors that include additional features and higher commissions paid on this contract.

This prospectus does not constitute an offering in any jurisdiction where such offering may not lawfully be made.  No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

iShares is a registered mark of BlackRock Institutional Trust Company, N.A. (BlackRock).  All other trademarks, service marks or registered trademarks are the property of their respective owners.  BlackRock’s only relationship to National Integrity is the licensing of certain trademarks and trade names of BlackRock.  National Integrity’s variable annuity products are not sponsored, endorsed, sold or promoted by BlackRock.  BlackRock makes no representations or warranties to the owners of National Integrity’s variable annuity products or any member of the public regarding the advisability of investing in them.  BlackRock has no obligation or liability in connection with the operation, marketing, sale or trading of National Integrity’s variable annuity products.

To request a copy of the Statement of Additional Information for the National Integrity Pinnacle V (May 1, 2011) tear off this section and mail it to us at the Administrative Office listed in the glossary, or call us at the number listed in the glossary.

Name:	Address

Phone:

P5N - 2

TABLE OF CONTENTS

Page P5N-
Glossary	5
Part 1 - Fees and Expense Tables and Summary	7
Contract Owner Transaction Expenses	7
Annual Administrative Charge	7
Separate Account Annual Expenses	7
Total Annual Portfolio Operating Expenses	8
Examples	11
Accumulation Unit Values	11
Summary of Contract	11
Investment Goals and Risks	12
Your Rights and Benefits	12
Account Value and Surrender Value	12
Your Right to Revoke (Free Look Period)	13
How Your Contract is Taxed	13
Part 2 - National Integrity and the Separate Account	13
National Integrity Life Insurance Company	13
Separate Account II and the Variable Account Options	13
Distribution of Variable Annuity Contracts	14
Changes In How We Operate	14
Part 3 - Your Investment Options	14
The Variable Account Options	15
Static Asset Allocation Models	24
The Fixed Accounts	25
Part 4 - Deductions and Charges	27
Mortality and Expense Risk Charge	27
Annual Administrative Charge	27
Reduction of the Mortality and Expense Risk Charge or Annual Administrative Charge	27
Portfolio Charges	27
Withdrawal Charge	27
Reduction or Elimination of the Withdrawal Charge	28
Disability Waiver	28
Commission Allowance and Additional Payments to Distributors	29
Optional Benefit Charge	29
Transfer Charge	29
Tax Reserve	29
State Premium Tax	29
Part 5 - Terms of Your Variable Annuity	30
Purchasing the Contract	30
Contributions	30
Units in Our Separate Account	31
How We Determine Unit Value	31
Transfers	31
Excessive Trading	32
Specific Notice Regarding the Use of this Annuity for Market Timing or Frequent Trading	32
Withdrawals	34
Assignments	35
Death Benefit Paid on Death of Annuitant	35
Distribution on Death of Owner	37
Spousal Continuation	38
Death Claims	38
Maximum Retirement Date and Annuity Benefit	39
Annuity Benefit Payments	39

P5N - 3

Timing of Payment	40
How You Make Requests and Give Instructions	40
Part 6 - Optional Benefit	40
Guaranteed Lifetime Income Advantage Rider	40
Part 7 - Voting Rights	47
How Portfolio Shares Are Voted	47
How We Determine Your Voting Shares	48
Separate Account Voting Rights	48
Part 8 - Tax Aspects of the Contract	48
Introduction	48
Your Contract is an Annuity	49
Taxation of Annuities Generally	49
Tax Treatment of Living Benefits	50
Tax-Favored Retirement Programs	50
Federal and State Income Tax Withholding	51
Impact of Taxes on the Company	51
Transfers Among Investment Options	51
Part 9 - Additional Information	51
Systematic Withdrawal Program	51
Income Plus Withdrawal Program	52
Choices Plus Required Minimum Distribution Program	52
Dollar Cost Averaging Program	53
Systematic Transfer Program	53
Customized Asset Rebalancing Program	54
Systematic Contributions Program	54
Legal Proceedings	54
Table of Contents of Statement of Additional Information	54
Part 10 — Prior Contracts	55
Pinnacle V, IV, III, II and I Contracts issued before May 1, 2011	55
Guaranteed Lifetime Income Advantage Rider (Available from Feb. 25, 2008 to Feb. 28, 2010)	56
Guaranteed Lifetime Income Advantage Rider (Available from Feb. 25, 2008 to March 1, 2009)	57
Guaranteed Minimum Withdrawal Benefit (Available from Sept. 10, 2007 to Feb. 24, 2008)	57
Guaranteed Return Plus Rider (Available from November 6, 2006 to November 24, 2008 )	65
Pinnacle IV (Contracts issued from January 2, 2002 to April 30, 2007)	67
Pinnacle I, II and III (Contracts before February 5, 2002)	67
Appendices	70
Appendix A - Financial Information for Separate Account II of National Integrity	70
Appendix B - Withdrawal Charge Examples	102
Appendix C - Illustration of a Market Value Adjustment	104
Appendix D - Parties to the Contract and Guide to Spousal Continuation	106
Appendix E - Illustration of Guaranteed Lifetime Income Advantage	108

P5N - 4

GLOSSARY

Account Value - the value of your contract, which consists of the values of your Investment Options added together.

Adjusted Account Value - your Account Value increased or decreased by any Market Value Adjustment made to your Guaranteed Rate Options.

Administrative Office - National Integrity Life Insurance Company, 15 Matthews Street, #200, Goshen, New York 10924.  You may also call us at 1-800-433-1778.  You are required to use this address to make requests and give instructions about your annuity contract.

Annuitant - the person whose life is used to determine the Maximum Retirement Date and the amount of the Annuity Benefit and whose death triggers the payment of the Death Benefit.  The Annuitant must be a human being, and cannot be changed after the Contract Date.

Annuity Benefit - periodic payments beginning on your Retirement Date that you may elect instead of a lump sum.

Business Day - any day that the New York Stock Exchange is open.

Contract Anniversary - occurs once annually on the same day as the Contract Date.

Contract Date - the date we issue you the annuity contract.  It is shown on the schedule page of your contract.

Contract Year - a year that starts on your Contract Date or any Contract Anniversary.

Death Benefit - benefit paid to the Annuitant’s beneficiary after the death of the Annuitant.

Death Benefit Date - the Business Day we receive an original certified death certificate and our death claim forms in Good Order, including the beneficiary’s election of form of payment.

Distribution on Death - a distribution paid to the owner’s beneficiary after the death of the owner.

Fixed Accounts - Guaranteed Rate Options and the Systematic Transfer Option.

Free Withdrawal Amount - the amount you may withdraw in any Contract Year without paying a withdrawal charge.

General Account - the account that contains all of our assets other than those held in separate accounts.

Good Order - complete information we require to process your application, claim or any request.

Guaranteed Lifetime Income Advantage (GLIA) - an optional benefit that a guarantees lifetime payments will be available for withdrawal.

GLIA Investment Strategies - Investment Strategies available for contributions under the GLIA Rider.

Guaranteed Rate Option (GRO) - a Fixed Account that offers Guarantee Periods with fixed annual effective interest rates.

Guarantee Period - the length of time from the date of your contribution into a GRO until the GRO matures.

Market Value Adjustment (MVA) - an upward or downward adjustment made to the value of your GRO if you make withdrawals or transfers from the GRO or elect an Annuity Benefit, before the end of the Guarantee Period.

P5N - 5

Investment Options - Variable Account Options and Fixed Accounts, collectively.

Maximum Retirement Date - the last Annuitant’s 100th birthday, which is the latest date you can begin your Annuity Benefit or receive a lump sum payment.

Nonqualified Annuity - an annuity that is not a Qualified Annuity.

Portfolio - a mutual fund in which a Variable Account Option invests.

Processing Office - 400 Broadway, Cincinnati, Ohio 45202 or 15 Matthews Street, #200, Goshen, New York 10924.

Qualified Annuity - an annuity contract that qualifies under the Tax Code as an Individual Retirement Annuity that meets the requirements of Section 408 or 408A of the Tax Code or an annuity contract purchased under a retirement plan that receives favorable tax treatment under Section 401, 403, 457 or similar provisions of the Tax Code.

Retirement Date - any date before the Maximum Retirement Date that you choose to begin taking your Annuity Benefit.

Rider - a supplement to your contract or additional feature that provides an optional benefit at an additional cost.

Separate Account - Separate Account II of National Integrity Life Insurance Company.

Surrender Value - your Adjusted Account Value reduced by any withdrawal charge, pro rata annual administrative charges and optional benefit charges.

Systematic Transfer Options (STOs) - Fixed Accounts that accept new contributions, which must be transferred from the STO into Variable Account Options within either a six-month or a one-year period.  The STOs provide a guaranteed fixed interest rate that is effective for the STO period selected.

Tax Code - the Internal Revenue Code of 1986, as amended, or any corresponding provisions of subsequent United States revenue laws, and applicable regulations of the Internal Revenue Service.

Unit - measure of your ownership interest in a Variable Account Option.

Unit Value - value of each Unit calculated on any Business Day.

Variable Account Options - Investment Options available to you under the contract, other than the Fixed Accounts.  Each Variable Account Option invests in a corresponding Portfolio with the same name.

P5N - 6

Part 1 — Fees and Expense Tables and Summary

The following tables describe the fees and expenses that you will pay when buying, owning, withdrawing from and surrendering the contract.(1)

The first table describes the fees and expenses that you will pay at the time you buy the contract, withdraw from or surrender the contract, or transfer value among Investment Options.  State premium tax may also be deducted.(2)

Contract Owner Transaction Expenses

Maximum Deferred Sales Load (Withdrawal Charge) as a percentage of contributions(3)	7%
Transfer Charge (for each transfer after 12 transfers in one Contract Year)(4)	$20

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including total annual portfolio operating expenses.

Annual Administrative Charge

Annual Administrative Charge(5)	$30

Separate Account Annual Expenses as a percentage of value charged

	Maximum Charge	Current Charge
Mortality and Expense Risk Charge(6)	1.55%	1.55%
Optional Guaranteed Lifetime Income Advantage — Individual Rider Charge(7)	1.20%	0.90%
Optional Guaranteed Lifetime Income Advantage — Spousal Rider Charge(7)	1.60%	1.15%
Highest Possible Total Separate Account Annual Expenses(8)	3.15%	2.70%

(1) Expenses for prior versions of the contract, if different, are located in Part 10.

(2) State premium taxes currently range from 0 to 3.5%.

(3) Withdrawal charges decrease based on the age of each contribution.  See Part 4.

(4) This charge does not apply to transfers made in the Dollar Cost Averaging, Customized Asset Rebalancing, or Systematic Transfer programs.

(5) This charge will be waived if the Account Value is at least $50,000 on the last day of the Contract Year.

(6) Assessed daily on the amount allocated to the Variable Account Options

(7) Assessed quarterly based on the Payment Base-see Part 6; only one of the GLIA Riders, either Individual or Spousal, can be elected.

(8) You may elect only one of these optional benefits: Individual GLIA or Spousal GLIA.  Therefore the highest possible total separate account annual expenses reflect the election of the optional benefit that carries the higher cost.

P5N - 7

The following table shows the total operating expenses charged by the Portfolios that you will pay periodically during the time you own the contract.  More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

The range of expenses (prior to reimbursements and fee waivers) that are deducted from the Portfolios’ assets, including management fees, distribution or 12b-1 fees, and other expenses are:

Minimum: 0.35%	Maximum: 2.19%

Total Annual Portfolio Operating Expenses

Gross and net annual expenses as a percentage of average net assets in each Portfolio:

Portfolio	Management Fees	12b-1 Fee or Service Fee	Other Expenses	Acquired Funds Fees and Expenses	Total Annual Gross Expenses	Total Annual Net Expenses
BlackRock Capital Appreciation V.I., Class III (1)	0.65%	0.25%	0.09%	N/A	0.99%	0.99%
BlackRock Global Allocation V.I., Class III	0.65%	0.25%	0.06%	0.02%	0.98%	0.98%
Columbia VP — Small Cap Value, Class 2 (2)	0.87%	0.25%	0.17%	N/A	1.29%	1.03%
DWS Small Cap Index VIP, Class B	0.35%	0.25%	0.17%	0.05%	0.82%	0.82%
Fidelity VIP Asset Manager, Service Class 2 (3), (4), (5)	0.51%	0.25%	0.15%	N/A	0.91%	0.88%
Fidelity VIP Balanced, Service Class 2 (5)	0.41%	0.25%	0.14%	N/A	0.80%	0.79%
Fidelity VIP Contrafund, Service Class 2 (6)	0.56%	0.25%	0.09%	N/A	0.90%	0.88%
Fidelity VIP Disciplined Small Cap, Service Class 2 (7)	0.71%	0.25%	0.32%	N/A	1.28%	1.25%
Fidelity VIP Equity-Income, Service Class 2 (5)	0.46%	0.25%	0.10%	N/A	0.81%	0.80%
Fidelity VIP Freedom 2010, Service Class 2	N/A	0.25%	N/A	0.57%	0.82%	0.82%
Fidelity VIP Freedom 2015, Service Class 2	N/A	0.25%	N/A	0.57%	0.82%	0.82%
Fidelity VIP Freedom 2020, Service Class 2	N/A	0.25%	N/A	0.62%	0.87%	0.87%
Fidelity VIP Freedom 2025, Service Class 2	N/A	0.25%	N/A	0.64%	0.89%	0.89%
Fidelity VIP Freedom 2030, Service Class 2	N/A	0.25%	N/A	0.66%	0.91%	0.91%
Fidelity VIP Growth, Service Class 2 (5)	0.56%	0.25%	0.11%	N/A	0.92%	0.91%
Fidelity VIP High Income, Service Class 2	0.57%	0.25%	0.12%	N/A	0.94%	0.94%
Fidelity VIP Index 500, Service Class 2 (8)	0.10%	0.25%	0.00%	N/A	0.35%	0.35%
Fidelity VIP Investment Grade Bond, Service Class 2 (5)	0.32%	0.25%	0.11%	N/A	0.68%	0.67%
Fidelity VIP Mid Cap, Service Class 2 (3)	0.56%	0.25%	0.10%	N/A	0.91%	0.90%
Fidelity VIP Overseas, Service Class 2 (5)	0.71%	0.25%	0.15%	N/A	1.11%	1.08%
FTVIPT Franklin Growth and Income Securities, Class 2 (9)	0.53%	0.25%	0.06%	N/A	0.84%	0.84%
FTVIPT Franklin Income Securities, Class 2 (9)	0.45%	0.25%	0.02%	N/A	0.72%	0.72%
FTVIPT Franklin Large Cap Growth Securities, Class 2 (9)	0.75%	0.25%	0.04%	N/A	1.04%	1.04%
FTVIPT Franklin Small Cap Value Securities, Class 2 (10)	0.51%	0.25%	0.17%	0.01%	0.94%	0.93%
FTVIPT Mutual Shares Securities, Class 2	0.60%	0.25%	0.14%	N/A	0.99%	0.99%
FTVIPT Templeton Foreign Securities, Class 2 (10)	0.65%	0.25%	0.14%	0.01%	1.05%	1.04%
FTVIPT Templeton Growth Securities, Class 2 (9)	0.74%	0.25%	0.03%	N/A	1.02%	1.02%
Invesco Van Kampen V.I. Capital Growth, Series II (11), (12), (13)	0.70%	0.25%	0.33%	N/A	1.28%	1.09%
Invesco Van Kampen V.I. Comstock, Series II (11), (12), (13)	0.56%	0.25%	0.29%	N/A	1.10%	0.87%
Invesco Van Kampen V.I. Mid Cap Value, Series II (13), (14)	0.72%	0.25%	0.32%	N/A	1.29%	1.14%
Invesco V.I. International Growth, Series II (13), (15)	0.71%	0.25%	0.33%	N/A	1.29%	1.29%
Morgan Stanley UIF Emerging Markets Debt, Class II (16)	0.75%	0.35%	0.33%	N/A	1.43%	1.13%
Morgan Stanley UIF Emerging Markets Equity, Class II (16)	1.22%	0.35%	0.39%	N/A	1.96%	1.65%
Morgan Stanley UIF U.S. Real Estate, Class II (16)	0.80%	0.35%	0.32%	N/A	1.47%	1.36%
PIMCO VIT All Asset, Advisor Class (17)	0.425%	0.25%	0.00%	0.66%	1.335%	1.305%
PIMCO VIT CommodityRealReturn Strategy, Advisor Class (17), (18), (19)	0.74%	0.25%	0.04%	0.12%	1.15%	1.03%
PIMCO VIT Low Duration, Advisor Class	0.50%	0.25%	0.00%	N/A	0.75%	0.75%

P5N - 8

Portfolio	Management Fees	12b-1 Fee or Service Fee	Other Expenses	Acquired Funds Fees and Expenses	Total Annual Gross Expenses	Total Annual Net Expenses
PIMCO VIT Real Return, Advisor Class (18), (20)	0.50%	0.25%	0.01%	N/A	0.76%	0.76%
PIMCO VIT Total Return, Advisor Class	0.50%	0.25%	0.00%	N/A	0.75%	0.75%
Rydex|SGI VT Alternative Strategies Allocation	0.00%	0.00%	0.00%	1.60%	1.60%	1.60%
Rydex|SGI VT Managed Futures Strategy (21)	1.00%	0.00%	1.19%	N/A	2.19%	2.09%
Rydex|SGI VT U.S. Long Short Momentum	0.90%	0.00%	0.82%	N/A	1.72%	1.72%
Touchstone VST Baron Small Cap Growth (22)	1.05%	0.20%	0.37%	0.01%	1.63%	1.56%
Touchstone VST Core Bond (23)	0.55%	0.05%	0.31%	0.02%	0.93%	0.93%
Touchstone VST High Yield (22)	0.50%	0.19%	0.36%	N/A	1.05%	1.05%
Touchstone VST Large Cap Core Equity (22)	0.65%	0.12%	0.27%	N/A	1.04%	1.00%
Touchstone VST Mid Cap Growth (24), (25)	0.75%	0.13%	0.34%	N/A	1.22%	1.22%
Touchstone VST Money Market (26)	0.18%	0.22%	0.25%	N/A	0.65%	0.65%
Touchstone VST Third Avenue Value (22), (27)	0.80%	0.23%	0.34%	N/A	1.37%	1.17%
Touchstone VST Aggressive ETF (22)	0.40%	0.25%	0.42%	0.27%	1.34%	1.02%
Touchstone VST Conservative ETF (22)	0.40%	0.25%	0.35%	0.24%	1.24%	0.99%
Touchstone VST Enhanced ETF (22)	0.40%	0.25%	0.42%	0.37%	1.44%	1.12%
Touchstone VST Moderate ETF (22)	0.40%	0.22%	0.27%	0.25%	1.14%	1.00%

(1)	Prior to May 1, 2010, BlackRock Capital Appreciation V.I. Fund was BlackRock Fundamental Growth V.I. Fund.
(2)

“Management Fees” have been restated to reflect contractual changes to the investment advisory and/or administration fee rates. “Other Expenses” have been restated to reflect contractual changes to the transfer agency fees paid. The fund’s advisor has contractually agreed to bear, through April 30, 2012, a portion of the fund’s expenses so that the fund’s ordinary operating expenses (excluding any brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the fund’s custodian, do not exceed the amount shown in the Total Annual Net Expenses column in the table above.  This expense arrangement may be modified or amended only with approval from all parties to such arrangements.

(3)

A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund’s expenses. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances are used to reduce the fund’s custodian expenses. Including these reductions, the total class operating expenses for the Portfolio is the amount shown in the Total Annual Net Expenses column in the table above. These offsets may be discontinued at any time.

(4)

The fund may invest in Commodity Strategy Central Fund, which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. The fund’s advisor has contractually agreed to waive the fund’s management fee in an amount equal to its proportionate share of the management fee paid to it by the subsidiary based on the fund’s proportionate ownership of the central fund. This arrangement will remain in effect for at least one year from the effective date of the prospectus, and will remain in effect thereafter as long as the advisor’s contract with the subsidiary is in place. If the advisor’s contract with the subsidiary is terminated, the advisor, in its sole discretion, may discontinue the arrangement.

(5)	The fund’s advisor, or its affiliates, agreed to waive certain fees during the period. These arrangements may be discontinued at any time.
(6)

A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund’s expenses. Including these reductions, the total class operating expenses for the Portfolio would be as set forth in the Total Annual Net Expenses column in the table above. These offsets may be discontinued at any time.

(7)

The fund’s advisor has voluntarily agreed to reimburse the class to the extent that total operating expenses, (excluding interest, taxes, certain security lending costs, brokerage commissions and extraordinary expenses) as a percentage of its average net assets, exceed 1.25%. This arrangement can be discontinued by the advisor at any time.

(8)

Management fees for the fund have been reduced to 0.10%, and class expenses are limited to 0.35% (these limits do not apply to interest, taxes, brokerage commissions, security lending fees, or extraordinary expenses). This expense limit may not be increased without approval of the fund’s shareholders and board of trustees. Thus, the expense limit is required by contract and is not voluntary on the fund manager’s part.

(9)	The fund administration fee is paid indirectly through the management fee.
(10)

The fund’s advisor and administrator have agreed in advance to reduce their fees as a result of the fund’s investment in a Franklin Templeton money market fund (reflected in the “Acquired Funds Fees and Expenses” column in the table above). This reduction will continue until at least April 30, 2012.

(11)	“Total Annual Portfolio Operating Expenses” have been restated and reflect the reorganization of one or more affiliated investment companies into the fund.
(12)

The fund’s advisor has contractually agreed, through at least June 30, 2012, to waive advisory fees and /or reimburse expenses to the extent necessary to limit total annual fund operating expenses to the amount shown in the Total Annual Net Expenses column in the table above.

(13)

In determining the advisor’s obligation to waive advisory fees and /or reimburse expenses, the following expenses are not taken into account and could cause the total annual fund operating expenses to exceed the number reflected in the Total Annual Net Expenses

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column in the table above: interest, taxes, dividend expense on short sales, extraordinary or non-routine items, expenses that the fund has incurred but did not actually pay due to an expense offset arrangement. Unless the advisor’s and the fund’s board mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.

(14)

“Other Expenses” and “Total Annual Portfolio Operating Expenses” are based on estimated amounts for the current fiscal year. The distributor has contractually agreed, through at least June 30, 2012, to waive 0.15% of Rule 12b-1 distribution plan payments. The fund’s advisor has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expense to 1.28%.

(15)

The fund’s advisor has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expense to 1.36%.

(16)

The Portfolio’s advisor has agreed to reduce its advisory fee and/or reimburse each Portfolio so that the total annual portfolio operating expenses, excluding certain investment related expenses (such as foreign country tax expense and interest expense on amounts borrowed)(but including any 12b-1 fee), will not exceed 1.35% for Emerging Markets Debt and U.S. Real Estate and 1.65% for Emerging Markets Equity. The fee waivers and/or expense reimbursements are expected to continue until such time as the fund’s board acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that action is appropriate. For the fiscal year ended December 31, 2010, after giving effect to the advisor’s fee waivers and/or expense reimbursements, the total annual portfolio operation expenses incurred by investors in the U.S. Real Estate Portfolio, including certain investment related expenses, was 1.36% and excluding certain investment related expenses, was 1.35%.

(17)

The fund’s advisor has contractually agreed, through May 1, 2012, to reduce its advisory fee to the extent that the underlying fund expenses attributable to the advisory and supervisory and administrative fees exceed 0.64% of the total assets invested in those funds. The advisor may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. The fee reduction is implemented based on the calculation of underlying fund expenses attributable to advisory and supervisory and administrative fees that are different from the calculation of Acquired Funds Fees and Expenses listed in the table above. Total annual portfolio operating expenses excluding interest expense of the underlying PIMCO funds is 1.325%; total annual portfolio operating expenses after fee waiver excluding interest expense of the underlying PIMCO funds is 1.295%.

(18)

“Other Expenses” reflect interest expense and are based on the amount incurred during the fund’s most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. Interest expense is required to be treated as a fund expense for accounting purposes and is not payable to the advisor. The amount of interest expense will vary based on the fund’s use of such investments

(19)

The fund’s advisor has contractually agreed to waive the fund’s advisory fee and the supervisory and administrative fee in an amount equal to the management and administration services fee paid by the PIMCO Cayman Commodity Portfolio I Ltd. (the Subsidiary) to the advisor. The Subsidiary pays the advisor a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by the advisor and will remain in effect for as long as the advisor’s contract with the Subsidiary is in place. Total annual portfolio operating expenses excluding interest expense of the underlying PIMCO funds is 1.11%; total annual portfolio operating expenses after fee waiver excluding interest expense of the underlying PIMCO funds is 0.99%.

(20)	Total Annual Portfolio Operating Expenses excluding interest expense of the underlying PIMCO funds is 0.75%.
(21)

The advisor has contractually agreed to waive the management fee it receives from the fund in an amount equal to the management fee paid to the advisor by an underlying subsidiary fund described in the fund’s prospectus. This undertaking will continue in effect for so long as the fund invests in the subsidiary, and may not be terminated by the advisor unless it obtains the prior approval of the fund’s board. In any event, this undertaking will continue through April 30, 2012.

(22)

The fund’s advisor and the trust have entered into an expense limitation agreement whereby the advisor has contractually agreed to waive a portion of its fees and/or reimburse certain expenses in order to limit annual fund operating expenses to the amount reflected in the Total Annual Net Expenses column minus the amount in the Acquired Funds Fees and Expenses column (if any), in the above table. This expense limitation will remain in effect until at least April 29, 2012, but can be terminated by the fund’s Board if it deems the termination to be beneficial to the shareholders.

(23)

The fund’s advisor and the trust have entered into an expense limitation agreement whereby the advisor has contractually agreed to waive a portion of its fees and/or reimburse certain expenses in order to limit annual fund operating expenses to 1.00%, not including any acquired funds fees and expenses. This expense limitation will remain in effect until at least April 29, 2012,but can be terminated by the fund’s Board if it deems the termination to be beneficial to the shareholders.

(24)

“Management Fees” have been restated to reflect that the fund’s board approved a change in the fund’s advisory fee schedule effective March 1, 2011. Under the previous fee schedule, the fund paid 0.80%. Under the amended fee schedule, the fund pays a fee of 0.75% of the first $500 million of average net assets, 0.70% of the next $500 million of average net assets and 0.65% on assets over $1 billion.

(25)

The fund’s advisor and the trust have entered into an expense limitation agreement whereby the advisor has contractually agreed to waive a portion of its fees and/or reimburse certain expenses in order to limit annual fund operating expenses to 1.26%, not including any acquired funds fees and expenses. This expense limitation will remain in effect until at least April 29, 2012,but can be terminated by the fund’s Board if it deems the termination to be beneficial to the shareholders.

(26)

The fund’s advisor and the trust have entered into an expense limitation agreement whereby the advisor has contractually agreed to waive a portion of its fees and/or reimburse certain expenses in order to limit annual fund operating expenses to 0.75%, not including any acquired funds fees and expenses. This expense limitation will remain in effect until at least April 29, 2012,but can be terminated by the fund’s Board if it deems the termination to be beneficial to the shareholders.

(27)

Extraordinary expenses related to the fund’s investments in Passive Foreign Investment Companies are not reflected. If these expenses were included, the total annual portfolio operating expenses would be 1.87%.

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We have entered into agreements with the investment advisors and/or distributors of each of the Portfolios.  Under the terms of these agreements, we will provide administrative, marketing and distribution services to the Portfolios.  The Portfolios or their investment advisors or distributors pay us fees equal to an annual rate ranging from 0.05% to 0.45% of the average daily net assets invested by the Variable Account Options in the Portfolios.  These fees may be paid by the investment advisors from the investment advisors’ assets or from the Portfolios under plans adopted by the Portfolios pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act.)  In addition, we may receive marketing allowances from investment advisors to support training and distribution efforts.

Examples

The examples that follow are intended to help you compare the cost of investing in this contract with the cost of investing in other variable annuity contracts.  Each example assumes that you invest $10,000 in the contract for the time period indicated.  Each example also assumes that your investment has a 5% return each year.  Your actual costs may be higher or lower.

The following example includes the withdrawal charge, the annual administrative charge, the mortality and expense risk charge, and the maximum Portfolio operating expenses.  The cost of optional Riders is not included. Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,119	$1,767	$2,427	$4,337

If you keep your contract in force or select an Annuity Benefit with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$419	$1,267	$2,127	$4,337

The following example includes the withdrawal charge, the annual administrative charge, the mortality and expense risk charge and the maximum Portfolio operating expenses plus the maximum cost of the GLIA Spousal Rider, where the younger Annuitant is age 65 on the Contract Date.  If the current cost of the GLIA Spousal Rider was used, the total cost would be less than indicated in this example.  Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,287	$2,271	$3,268	$6,014

If you keep your contract in force or select an Annuity Benefit with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$587	$1,771	$2,968	$6,014

Accumulation Unit Values

See Appendix A.

Summary of Contract

“We,” “our,”  “us,”  “the Company” and “National Integrity” mean National Integrity Life Insurance Company.

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“You” and “your” mean the owner.  This variable annuity contract is a contract between you and us.  You, as the owner, have certain rights under the contract.  If you purchase this annuity contract as a Nonqualified Annuity, the Annuitant named by you may be you or another person.  It is important that you carefully select the owner, Annuitant, the owner’s beneficiary and the Annuitant’s beneficiary in order to achieve your objectives.  See Part 5, sections titled “Death Benefit Paid on Death of Annuitant,” “Distribution on Death of Owner” and “Spousal Continuation;” see also Appendix D.

Your contract may be issued as a discretionary group annuity, in which case you may be referred to as “Participant” in the contract and the contract may be referred to as a “Certificate.”  Your rights under a group certificate are the same as under an individual contract, as reflected in this prospectus.

Investment Goals and Risks

This contract allows you to accumulate money for retirement or other long term goals.  An investment in any of the Variable Account Options carries with it certain risks, including the risk that the value of your investment will decline and you could lose money.  The Variable Account Options invest in Portfolios, most of which invest in common stocks.  You could lose money if one of the issuers of the stocks becomes financially impaired or if the stock market as a whole declines.  There is also the inherent risk that holders of common stock generally are behind creditors and holders of preferred stock for payments in the event of the bankruptcy of a stock issuer.

For a complete discussion of the risks associated with investing in any particular Variable Account Option, see the prospectus of the corresponding Portfolio with the same name.

Your Rights and Benefits

As the owner of the contract, you have the following rights:

•                  To contribute, transfer and withdraw money.  See Part 5

•                  To invest in the Investment Options.  See Part 3

•                  To elect an Annuity Benefit.  See Part 5, section titled “Maximum Retirement Date and Annuity Benefit.”

•                  To elect any optional benefit available at the time you purchase the annuity contract.  See Part 6.

•                  To name the Annuitant.

•                  To name the Annuitant’s beneficiary to receive the Death Benefit upon the death of the Annuitant; See Part 5, section titled “Death Benefit Paid on Death of Annuitant.”

•                  To name the owner’s beneficiary to receive a distribution upon your death, as owner, or the death of a joint owner, if any.  If there are joint owners, the death of either one will be treated as the death of both under this contract, and a Distribution on Death will be required to be made to the owner’s beneficiary.  The joint owner is not the owner’s beneficiary.  See Part 5, section titled “Distribution on Death of Owner.”

Your rights are subject to the rules and significant limitations stated in your contract, in this prospectus and under the Tax Code.

This contract is intended to offer only annuity and related benefits (including death benefits and optional living benefits) to human beings, and to assume the related risks.  This contract is not intended for use by institutional investors.  We may reject changes to the parties named in the contract if the risk originally assumed by us in issuing the contract is materially altered, multiple annuity contracts issued by us are being utilized to cover a single risk, or if the result of the change is to transfer rights or benefits to an institutional investor.

Account Value and Surrender Value

Your Account Value consists of the values of your Investment Options added together.  Any amount allocated to a Variable Account Option will go up or down in value depending on the investment experience of the corresponding Portfolio.  The value of contributions allocated to the Variable Account Options is not

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guaranteed.  The value of your contributions allocated to the Fixed Accounts is guaranteed, subject to any applicable MVAs.  Your Account Value also is subject to various charges.  See Part 4.

Your Adjusted Account Value is your Account Value, increased or decreased by any MVAs.  See Part 3, section titled “Market Value Adjustments.”

Your Surrender Value is equal to your Adjusted Account Value, minus any withdrawal charge, minus the pro rata portion of the annual administrative charges and optional benefit charges, if applicable, and minus any applicable premium tax.  See Part 4.

Your minimum Account Value is $5,000.  If the Account Value goes below the minimum Account Value and we have received no contributions from you for three years, we may terminate the contract and pay you the Account Value.  We will notify you in advance and will give you at least 60 days to make additional contributions if you wish to keep your contract in force.  The minimum Account Value does not apply if you have a GLIA Rider.

Your Right to Revoke (Free Look Period)

You may cancel your contract within 10-days after you first receive it by returning it to our Administrative Office by mail, postmarked within the 10-day period.  We will extend the 10-day period if required by state law.  If you cancel your contract, we will return your Account Value, which may be more or less than your original contribution depending upon the investment experience of the Variable Account Options you selected.  You bear the investment risk during the 10-day period, as well as any fees and charges incurred during the period your contract is in force.  See Part 4 for more discussion of the fees and charges.  Some states require that we return your contribution, or some amount other than your Account Value.  In that case, we will return the greater of the amount required by state law and your Account Value.

How Your Contract is Taxed

This annuity contract and your benefits under the contract, including the deferral of taxes on your investment growth, are controlled by the Tax Code.  If this contract is a Qualified Annuity, such as an IRA, the qualified plan status provides tax deferral and this contract provides no additional tax-deferral benefit.

Generally, the withdrawals you make before you are 59½ years old are subject to a 10% federal tax penalty on the taxable portion of the amounts withdrawn. We do not provide tax advice.

Part 2 — National Integrity and the Separate Account

National Integrity Life Insurance Company

National Integrity is a stock life insurance company incorporated under the laws of New York on November 22, 1968.  Our home office is located at 15 Matthews Street, #200, Goshen, New York 10924.  We are authorized to sell life insurance and annuities in 8 states and the District of Columbia.  National Integrity is a subsidiary of The Western and Southern Life Insurance Company, a life insurance company organized under the laws of the State of Ohio on February 23, 1888.  The Western and Southern Life Insurance Company has guaranteed the insurance obligations of National Integrity to its contract owners, including the owners of this contract (the Guarantee).  Insurance obligations include the Account Value invested in the Fixed Accounts, the Death Benefit and Annuity Benefit.  The Guarantee does not guarantee investment performance on the portion of your Account Value invested in the Variable Account Options.  The Guarantee provides that contract owners can enforce the Guarantee directly.

Separate Account II and the Variable Account Options

Separate Account II was established in 1992, and is maintained under the insurance laws of the State of New York.  The Separate Account is a unit investment trust, which is a type of investment company governed by the 1940 Act.

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Under New York law, we own the assets of our Separate Account and use them to support the Variable Account Options of your contract and other variable annuity contracts.  You participate in the Separate Account in proportion to the amounts in your Variable Account Options.

Income, gains and losses, whether realized or unrealized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains or losses.  The assets of the Separate Account may not be charged with the liabilities arising out of our other businesses.  We may allow fees that are owed to us to stay in the Separate Account, and, in that way, we can participate proportionately in the Separate Account.  We may also periodically withdraw amounts that are owed to us from the Separate Account.

The Separate Account is divided into subaccounts called Variable Account Options.  Each Variable Account Option invests in shares of a corresponding Portfolio (or fund) with the same name.  The Variable Account Options currently available to you are listed in Part 3.  We may add, substitute or close Variable Account Options from time to time.

Distribution of Variable Annuity Contracts

Touchstone Securities, Inc., an affiliate of National Integrity, serves as the principal underwriter for our variable annuity contracts.  The principal business address of Touchstone Securities, Inc. is 303 Broadway, Cincinnati, Ohio, 45202.  The contracts are sold by individuals who represent us as insurance agents and who are also registered representatives of broker-dealers or financial institutions that have entered into distribution agreements with us.

Changes in How We Operate

We can change how the Company or our Separate Account operates, subject to the approval of federal or state regulators when required by the 1940 Act or other applicable laws.  We will notify you if any changes result in a material change in the underlying Portfolios or Investment Options.  We may:

•                 combine the Separate Account with any other separate account we own;

•                  transfer assets of the Separate Account to another separate account we own;

•                  add, remove, combine or limit investment in an Investment Option or withdraw assets relating to your contract from one Variable Account Option and put them into another;

•                  register or end the registration of the Separate Account under the 1940 Act;

•                  operate our Separate Account under the direction of a committee or discharge a committee at any time (the committee may be composed of a majority of persons who are “interested persons” of National Integrity);

•                  restrict or eliminate any voting rights of owners or others that affect our Separate Account;

•                  cause one or more Variable Account Options to invest in a fund other than or in addition to the Portfolios;

•                  operate our Separate Account or one or more of the Investment Options in any other form the law allows, including a form that allows us to make direct investments; we may make any legal investments we wish;

•                  make any changes required by the 1940 Act or other federal securities laws;

•                  make any changes necessary to maintain the status of the contracts as annuities and/or Qualified Annuities under the Tax Code; or

•                  make other changes required under federal or state law relating to annuities.

Part 3 - Your Investment Options

You may invest your contributions to this contract in the Variable Account Options, the Fixed Accounts or both.  (If you purchase the GLIA Rider, your Investment Options are limited.  See Part 6.)

Each Variable Account Option invests in shares of a mutual fund, referred to as a Portfolio (or fund).  Each Variable Account Option and its corresponding Portfolio share the same name.  The value of your Variable Account Option will vary with the performance of the corresponding Portfolio.  For a full description of each Portfolio, see that Portfolio’s prospectus and SAI.

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The Variable Account Options

A brief description of each Portfolio, including the name of the advisor, the investment objective and some additional information about investment strategies, is provided below.  Management fees and other expenses deducted from each Portfolio, as well as risks of investing, and more information about the Portfolio’s investment strategies, are described in that Portfolio’s prospectus.  For a prospectus containing complete information on any Portfolio, including the risks associated with investing, call our Administrative Office toll-free at 1-800-325-8583.

BlackRock Variable Series Funds, Inc.

Each fund is a series of the BlackRock Variable Series Funds, Inc.  BlackRock Advisors, LLC is the investment manager to each fund and is located at 100 Bellevue Parkway, Wilmington, Delaware 19809.

Following is a brief description of the BlackRock funds.  There are no guarantees that a fund will achieve its objectives.  You should read each BlackRock fund’s prospectus carefully before investing.

BlackRock Capital Appreciation V.I. Fund

The BlackRock Capital Appreciation V.I. Fund seeks long-term growth of capital.  The fund invests primarily in a diversified portfolio consisting of primarily common stocks of U.S. companies that fund management believes have shown above-average growth rates in earnings over the long term.  The fund emphasizes investments in companies with medium to large market capitalization (currently, approximately $2 billion or more).  The fund generally invests at least 65% of its total assets in common stock, convertible preferred stock, securities convertible into common stock, and rights to subscribe to common stock. Of these securities, the fund will generally invest in common stock.

BlackRock Global Allocation V.I. Fund

The BlackRock Global Allocation V.I. Fund seeks to provide high total investment return through a fully managed investment policy utilizing U.S. and foreign equity, debt and money market securities, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends.

Columbia Funds Variable Insurance Trust

The fund is a series of the Columbia Funds Variable Insurance Trust.  Columbia Management Investment Advisers, LLC is the investment advisor to the fund and is located at 100 Federal Street, Boston, MA 02110.

Following is a brief description of the Columbia fund.  There are no guarantees that a fund will achieve its objectives.  You should read the Columbia fund’s prospectus carefully before investing.

Columbia Variable Portfolio — Small Cap Value Fund

The Columbia Variable Portfolio — Small Cap Value Fund seeks long-term capital appreciation.  Under normal circumstances, the fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell 2000 Value Index, which the advisor believes are undervalued and have the potential for long-term growth.  The fund may invest up to 20% of total assets in foreign securities.  The fund may also invest in real estate investment trusts (REITs).

DWS Investments VIT Funds

The fund is a series of the DWS Investments VIT Funds.  Deutsche Investment Management Americas Inc. is the investment advisor for the fund and is located at 345 Park Avenue, New York, NY 10154.

Following is a brief description of the fund.  There are no guarantees that a fund will achieve its objectives.  You should read the DWS Investments VIT fund’s prospectus carefully before investing.

DWS Small Cap Index VIP

The DWS Small Cap Index VIP fund seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.

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Under normal circumstances, the fund invests at least 80% of its assets, determined at the time of purchase, in stocks of companies included in the Russell 2000® Index and in derivative instruments, such as stock index futures contracts and options, that provide exposure to the stocks of companies in the index.

Fidelity® Variable Insurance Products

Each Portfolio is a series of a Fidelity Variable Insurance Products trust.  Fidelity Management & Research Company (FMR) is the investment advisor to each Portfolio, except VIP Freedom Portfolios, which is advised by Strategic Advisers®, Inc.  Both FMR and Strategic Advisers, Inc. are located at 82 Devonshire Street, Boston, MA 02109.

Following is a brief description of each Fidelity VIP Portfolio.  There are no guarantees that a Portfolio will achieve its objective.  You should read each Fidelity VIP portfolio’s prospectus carefully before investing.

Fidelity VIP Asset ManagerSM Portfolio

The VIP Asset Manager Portfolio seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments maintaining a neutral mix over time of 50% of assets in stocks, 40% of assets in bonds, and 10% of assets in short-term and money market instruments.  FMR invests in domestic and foreign issuers either directly or by investing in Fidelity central funds.

Fidelity VIP Balanced Portfolio

The VIP Balanced Portfolio seeks income and capital growth consistent with reasonable risk by investing approximately 60% of assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities, when its outlook is neutral.  FMR invests at least 25% of the Portfolio’s total assets in fixed-income senior securities, including debt securities and preferred stock.  FMR invests in domestic and foreign issuers.  With respect to equity investments, FMR may invest in either growth or value stocks or both.  FMR uses fundamental analysis to select investments, invests in Fidelity’s central funds and engages in transactions that have a leveraging effect on the Portfolio.

Fidelity VIP Contrafund® Portfolio

The VIP Contrafund® Portfolio seeks long-term capital appreciation.  FMR normally invests the Portfolio’s assets primarily in common stocks of domestic and foreign issuers.  FMR invests the Portfolio’s assets in securities of companies whose value it believes is not fully recognized by the public.  FMR allocates the Portfolio’s assets across different market sectors, using different Fidelity managers, and may invest in growth stocks, value stocks or both.  FMR uses fundamental analysis to select investments.

Fidelity VIP Disciplined Small Cap Portfolio

The VIP Disciplined Small Cap Portfolio seeks capital appreciation by investing primarily in common stocks of domestic and foreign issuers, and normally investing at least 80% of assets in securities of companies with small market capitalizations, which, for purposes of this Portfolio, are those companies with market capitalizations similar to companies in the Russell 2000® Index or the S&P® SmallCap 600 Index.  FMR invests in either growth stocks, value stocks or both and uses computer-aided, quantitative analysis of historical valuation, growth, profitability, and other factors.

Fidelity VIP Equity-Income Portfolio

The VIP Equity-Income Portfolio seeks reasonable income.  The Portfolio will also consider the potential for capital appreciation.  The goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500®Index.  FMR normally invests 80% of assets in equity securities, primarily in income-producing equity securities, which tends to lead to investments in large cap value stocks, and potentially invests in other types of equity securities and debt securities, including lower-quality debt securities.  FMR invests in domestic and foreign issuers using fundamental analysis to select investments.

Fidelity VIP Freedom 2010 Portfolio

The VIP Freedom 2010 Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.  FMR invests in a combination of underlying Fidelity VIP domestic equity, international equity, bond and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2010 and allocates assets among underlying Fidelity

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funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 15% in domestic equity funds, 5% in international equity, 40% in bond funds and 40% in short-term funds (approximately 10 to 15 years after the year 2010).

Fidelity VIP Freedom 2015 Portfolio

The VIP Freedom 2015 Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.  FMR invests in a combination of underlying Fidelity VIP domestic equity, international equity, bond and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2015 and allocates assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 15% in domestic equity funds, 5% in international equity, 40% in bond funds and 40% in short-term funds (approximately 10 to 15 years after the year 2015).

Fidelity VIP Freedom 2020 Portfolio

The VIP Freedom 2020 Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.  FMR invests in a combination of underlying Fidelity VIP domestic equity, international equity, bond and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2020 and allocates assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 15% in domestic equity funds, 5% in international equity, 40% in bond funds and 40% in short-term funds (approximately 10 to 15 years after the year 2020).

Fidelity VIP Freedom 2025 Portfolio

The VIP Freedom 2025 Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.  FMR invests in a combination of underlying Fidelity VIP domestic equity, international equity, bond and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2025 and allocates assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 15% in domestic equity funds, 5% in international equity, 40% in bond funds and 40% in short-term funds (approximately 10 to 15 years after the year 2025).

Fidelity VIP Freedom 2030 Portfolio

The VIP Freedom 2030 Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.  FMR invests in a combination of underlying Fidelity VIP domestic equity, international equity, bond and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2030 and allocates assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 15% in domestic equity funds, 5% in international equity, 40% in bond funds and 40% in short-term funds (approximately 10 to 15 years after the year 2030).

Fidelity VIP Growth Portfolio

The VIP Growth Portfolio seeks capital appreciation by investing primarily in common stocks of domestic and foreign companies FMR believes have above-average growth potential.  FMR uses fundamental analysis to select investments.

Fidelity VIP High Income Portfolio

The VIP High Income Portfolio seeks a high level of current income, while also considering growth of capital.  FMR normally invests primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.  FMR may also invest in non-income producing securities, including defaulted securities and common stocks.  FMR invests in domestic and foreign issuers and may invest in companies that are in troubled or uncertain financial condition.  FMR uses fundamental analysis to select investments.

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Fidelity VIP Index 500 Portfolio

The VIP Index 500 Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the United States as represented by the S&P 500®Index.  FMR normally invests at least 80% of the Portfolio’s assets in common stocks included in the S&P 500 and lends securities to earn income.

Fidelity VIP Investment Grade Bond Portfolio

The VIP Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital by normally investing at least 80% of assets in medium and high grade investment-grade debt securities of all types, including those issued by domestic and foreign issuers, and repurchase agreements for those securities.  The Portfolio may invest in lower-quality debt securities.  FMR allocates assets across different market sectors and maturities.  FMR manages the Portfolio to have overall interest rate risk similar to the Barclays Capital U.S. Aggregate Bond Index.  FMR analyzes the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.  FMR invests in Fidelity’s central funds and engages in transactions that have a leveraging effect on the Portfolio.

Fidelity VIP Mid Cap Portfolio

The VIP Mid Cap Portfolio seeks long-term growth of capital by investing primarily in common stocks of domestic and foreign issuers.  FMR normally invests at least 80% of the Portfolio’s assets in securities of companies with medium market capitalizations, which for purposes of this Portfolio, are those companies with market capitalizations similar to companies in the Russell Midcap® Index or the S&P® MidCap 400 Index.  FMR may buy growth stocks, value stocks, or both, and may potentially invest in companies with smaller or larger market capitalizations.  FMR uses fundamental analysis to select investments.

Fidelity VIP Overseas Portfolio

The VIP Overseas Portfolio seeks long-term growth of capital primarily through investments in common stock.  FMR normally invests at least 80% of the Portfolio’s assets in non-U.S. securities.  FMR allocates investments across countries and regions and uses fundamental analysis to select investments.

Franklin Templeton Variable Insurance Products Trust

Each fund is a series of the Franklin Templeton Variable Insurance Products Trust (FTVIPT).  Affiliates of Franklin Resources, Inc., which operates as Franklin® Templeton® Investments, serve as the investment advisors for the funds as indicated below.

Below is a brief description of the Franklin Templeton Variable Insurance Products Trust Funds.  There are no guarantees that a fund will achieve its objective.  You should read each FTVIPT fund’s prospectus carefully before investing.

FTVIPT Franklin Growth and Income Securities Fund

The Franklin Growth and Income Securities Fund seeks capital appreciation with current income as a secondary goal.  The fund normally invests predominantly in equity securities, including securities convertible into common stock.  The investment advisor is Franklin Advisers, Inc., located at One Franklin Parkway, San Mateo, CA 94403.

FTVIPT Franklin Income Securities Fund

The Franklin Income Securities Fund seeks to maximize income while maintaining prospects for capital appreciation.  The fund normally invests in both debt and equity securities.  The investment advisor is Franklin Advisers, Inc., located at One Franklin Parkway, San Mateo, CA 94403.

FTVIPT Franklin Large Cap Growth Securities Fund

The Franklin Large Cap Growth Securities Fund seeks capital appreciation.  The fund normally invests at least 80% of its net assets in investments of large capitalization companies.  The investment advisor is Franklin Advisers, Inc., located at One Franklin Parkway, San Mateo, CA 94403.

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FTVIPT Franklin Small Cap Value Securities Fund

The Franklin Small Cap Value Securities Fund seeks long-term total return.  The fund normally invests at least 80% of its net assets in investments of small capitalization companies.  The investment advisor is Franklin Advisory Services, LLC, located at One Parker Plaza, Ninth Floor, Fort Lee, NJ 07024.

FTVIPT Mutual Shares Securities Fund

The Mutual Shares Securities Fund seeks capital appreciation, with income as a secondary goal.  The fund normally invests primarily in U.S. and foreign equity securities that the advisor believes are undervalued.  The fund also invests, to a lesser extent, in risk arbitrage securities and distressed companies.  The investment advisor is Franklin Mutual Advisers, LLC, located at 101 John F. Kennedy Parkway, Short Hills, NJ 07078.

FTVIPT Templeton Foreign Securities Fund

The Templeton Foreign Securities Fund seeks long-term capital growth.  The fund normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.  The investment advisor is Templeton Investment Counsel, LLC, located at 500 East Broward Blvd., Suite 2100, Fort Lauderdale, FL 33394.

FTVIPT Templeton Growth Securities Fund

The Templeton Growth Securities Fund seeks long-term capital growth.  The fund normally invests primarily in equity securities of companies located anywhere in the world, including those in the U.S. and in emerging markets.  The investment advisor is Templeton Global Advisors Limited, located at Lyford Cay, Nassau, Bahamas.

Invesco Variable Insurance Funds

Each fund is a series of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds).  Invesco Advisers, Inc. is the investment advisor for each of the funds and is located at 1555 Peachtree Street, NE, Atlanta, Georgia 30309.

Below is a brief description of the Invesco Variable Insurance Funds.  There are no guarantees that a fund will achieve its objective.  You should read each Invesco fund’s prospectus carefully before investing.

Invesco Van Kampen V.I. Capital Growth Fund

The Invesco Van Kampen V.I. Capital Growth Fund seeks capital growth.  Under normal market conditions, the fund’s investment advisor seeks to achieve the fund’s investment objective by investing in a portfolio of companies that are considered by the adviser to have strong earnings growth.

Invesco Van Kampen V.I. Comstock Fund

The Invesco Van Kampen V.I.  Comstock Fund seeks capital growth and income through investment in a portfolio of equity securities, consisting principally of common stocks. Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks.  The fund emphasizes a value style of investing, seeking well-established, undervalued companies, which the advisor believes have potential for capital growth and income.  The fund may invest in issuers of small, medium, or large sized companies.  The fund may invest up to 25% of its total assets in securities of foreign issuers and up to 10% of its total assets in REITs.

Invesco Van Kampen V.I. Mid Cap Value Fund

The Invesco Van Kampen V.I. Mid Cap Value Fund seeks above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.  The fund will normally invest at least 80% of net assets (plus any borrowings for investment purposes) in common stocks and other equity securities, including depositary receipts and securities convertible into common stock of companies traded on a U.S. securities exchange with market capitalizations that fall within the range of companies included in the Russell Midcap® Value Index.  The advisor seeks attractively valued companies experiencing a change that it believes could have a positive impact on the company’s outlook, such as a change in management, industry dynamics or operational efficiency.  The fund may invest up to 20% of its total assets in securities of foreign issuers.  The fund may invest up to 20% of its net assets in REITS.

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Invesco V.I. International Growth Fund

The Invesco V.I. International Growth Fund seeks long-term growth of capital.  The fund invests primarily in a diversified portfolio of international equity securities, whose issuers are considered by the fund’s managers to have strong earnings growth.  The fund focuses its investments in equity securities of foreign issuers that are listed on a recognized foreign or U.S. securities exchange or traded in a foreign or U.S. over-the-counter market.

The Universal Institutional Funds, Inc.

Each Portfolio is a series of the The Universal Institutional Funds, Inc. (UIF).  Morgan Stanley Investment Management Inc. is the investment advisor for each of the UIF Portfolios and is located at 522 Fifth Avenue, New York, NY 10036.

Below is a brief description of the UIF Portfolios.  There are no guarantees that a Portfolio will achieve its objective.  You should read each UIF Portfolio’s prospectus carefully before investing.

Morgan Stanley UIF Emerging Markets Debt Portfolio

The UIF Emerging Markets Debt Portfolio seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.  Using macroeconomic and fundamental analysis, the advisor seeks to identify emerging market or developing countries that are believed to be undervalued and have attractive or improving fundamentals.  After the country allocation is determined, the sector and security selection is made within each country. Under normal circumstances, at least 80% of the Portfolio’s assets will be invested in debt securities of issuers located in emerging market or developing countries.

Morgan Stanley UIF Emerging Markets Equity Portfolio

The UIF Emerging Markets Equity Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.  The advisor, and its subadvisers, Morgan Stanley Investment Management Limited and Morgan Stanley Investment Management Company, analyze the global economic environment, particularly its impact on emerging markets, and allocate the Portfolio’s assets among emerging markets based on relative economic, political and social fundamentals, stock valuations and investor sentiment.  Under normal circumstances, at least 80% of the Portfolio’s assets will be invested in equity securities of issuers located in emerging market or developing countries.  The Portfolio may invest up to 10% of its net assets in foreign real estate companies.

Morgan Stanley UIF U.S. Real Estate Portfolio

The UIF U.S. Real Estate Portfolio seeks to provide above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including REITs.  The Portfolio focuses on REITs as well as real estate operating companies that invest in a variety of property types and regions.  Under normal circumstances, at least 80% of the Portfolio’s assets will be invested in equity securities of companies in the U.S. real estate industry.

PIMCO Variable Insurance Trust

Each Portfolio is a series of the PIMCO Variable Insurance Trust.  Pacific Investment Management Company LLC is the investment advisor to each Portfolio and is located at 840 Newport Center Drive, Newport Beach, California 92660.

Below is a brief description of the PIMCO Variable Insurance Trust Portfolios.  There are no guarantees that a Portfolio will achieve its objective.  You should read each PIMCO VIT fund’s prospectus carefully before investing.

PIMCO VIT All Asset Portfolio

The PIMCO VIT All Asset Portfolio seeks maximum real return consistent with preservation of real capital and prudent investment management.  The Portfolio normally invests substantially all of its assets in the Institutional Class of other PIMCO funds and does not invest directly in stocks or bonds of other issuers.  The Portfolio is a “fund of funds” and bears a proportionate share of the expenses charged by the underlying funds in which it invests.

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PIMCO VIT CommodityRealReturn® Strategy Portfolio

The PIMCO VIT CommodityRealReturn Strategy Portfolio seeks maximum real return consistent with prudent investment management.  The Portfolio normally invests in commodity-linked derivative instruments, backed by a portfolio of inflation-indexed securities and other fixed income instruments.  The Portfolio may also invest in common and preferred stocks (up to 10% of its total assets in preferred stocks), as well as convertible securities of issuers in commodity-related industries.  The Portfolio may invest 10% of its total assets in high yield securities (junk bonds) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.  The Portfolio may invest up to 30% of its total assets in securities denominated in foreign currencies, may invest beyond this limit in U.S. dollar denominated securities of foreign issuers and will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy back or dollar rolls). The Portfolio may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries.

PIMCO VIT Low Duration Portfolio

The PIMCO VIT Low Duration Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.  The Portfolio normally invests at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives, such as options, futures contracts or swap agreements.  The average Portfolio duration varies from 1-3 years.  The Portfolio may invest 10% of its total assets in junk bonds, up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries and up to 30% of its total assets in securities denominated in foreign currencies.

PIMCO VIT Real Return

The PIMCO VIT Real Return Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.  The Portfolio normally invests at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives, such as options, futures contracts or swap agreements.  The Portfolio may invest 10% of its total assets in junk bonds, up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries and up to 30% of its total assets in securities denominated in foreign currencies.  The Portfolio may invest up to 10% of its total assets in preferred stock, convertible securities and other equity-related securities.

PIMCO VIT Total Return

The PIMCO VIT Total Return Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.  The Portfolio normally invests at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives, such as options, futures contracts or swap agreements.  The Portfolio may invest 10% of its total assets in junk bonds, up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries and up to 30% of its total assets insecurities denominated in foreign currencies.

Rydex Variable Trust

Each fund is a series of the Rydex Variable Trust.  Security Investors, LLC is the investment advisor to each fund and is located at 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850.

Below is a brief description of the each Rydex|SGI VT fund.  There are no guarantees that a fund will achieve its objective.  You should read each Rydex|SGI VT fund’s prospectus carefully before investing.

Rydex|SGI VT Alternative Strategies Allocation Fund

The Rydex|SGI VT Alternative Strategies Allocation Fund seeks to deliver a return that has a low correlation to the returns of traditional stock and bond asset classes as well as provide capital appreciation.  The fund is a “fund of funds” and invests principally in a diversified portfolio of affiliated and unaffiliated funds, including exchange-traded funds and to a limited extent, futures that represent alternative and non-traditional asset classes. The advisor applies a proprietary asset allocation methodology that principally allocates assets among

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underlying funds that emphasize alternative or non-traditional asset classes or investment strategies (i.e., absolute return strategies, commodities, currency arbitrage, global macro, managed futures and real estate) according to the degree of risk associated with each underlying fund given the market conditions in existence at the time of allocation.

Rydex|SGI VT Managed Futures Strategy Fund

The Rydex|SGI VT Managed Futures Strategy Fund seeks to provide investment results that match the performance of a benchmark for measuring trends in the commodity and financial futures markets — the Standard & Poor’s Diversified Trends Indicator®.  The advisor will invest substantially all of the fund’s net assets in commodity, currency and financial-linked instruments whose performance is expected to correspond to that of the benchmark.  The benchmark is a diversified composite of commodity and financial futures designed to provide exposure to both up and down major global market price trends.  The fund may also invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary.  The subsidiary, unlike the fund, may invest without limitation in commodity-linked derivative instruments.

Rydex|SGI VT U.S. Long Short Momentum Fund

The Rydex|SGI VT U.S. Long Short Momentum Fund seeks long-term capital appreciation and seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries.  The advisor uses a quantitative methodology to rank approximately sixty different industries based on several measures of momentum, including price momentum.  The fund then buys long the common stock of companies in the top ranked industries and may sell short the common stock of companies in the lowest ranked industries.

Touchstone® Variable Series Trust

Each fund is a series of the Touchstone Variable Series Trust.  Touchstone Advisors, Inc., which is affiliated with us, advises each of the funds, along with a sub-advisor that is listed under each fund description below.  The advisor is located at 303 Broadway, Suite 1100, Cincinnati, Ohio 45202.

Below is a brief description of each Touchstone VST fund.  There are no guarantees that a fund will achieve its objective.  You should read each Touchstone VST fund’s prospectus carefully before investing.

Touchstone VST Baron Small Cap Growth Fund

The Touchstone VST Baron Small Cap Growth Fund seeks long-term capital appreciation by normally investing at least 80% of its assets in common stocks of small-sized growth companies.  A small-sized growth company is defined as a company having a market capitalization of under $2.5 billion at the time of purchase.  The sub-advisor seeks securities it believes have favorable price to value characteristics, are well-managed, have significant long term growth prospects, significant barriers to competition and the potential to increase in value at least 100% over four or five subsequent years.  BAMCO, Inc. is the sub-advisor for the fund and is located at 767 Fifth Avenue, New York, NY 10153.

Touchstone VST Core Bond Fund

The Touchstone VST Core Bond Fund seeks to provide as high a level of current income as is consistent with the preservation of capital.  Capital appreciation is a secondary goal.  The sub-advisor normally invests at least 80% of the fund’s assets in bonds, including mortgage-related securities, asset-backed securities, government securities and corporate debt securities.  The sub-advisor may invest up to 20% of the assets in non-investment grade debt securities rated as low as B.  The sub-advisor analyzes the overall investment opportunities and risks in different sectors of the debt securities markets by focusing on maximizing total return while reducing volatility.  Fort Washington Investment Advisors, Inc., which is affiliated with us, is the sub-advisor for the fund and is located at 303 Broadway, Suite 1200, Cincinnati, OH 45202.

Touchstone VST High Yield Fund

The Touchstone VST High Yield Fund seeks to achieve a high level of current income as its main goal, with capital appreciation as a secondary consideration.  The sub-advisor normally invests at least 80% of the fund’s assets in non-investment grade debt securities or junk bonds, generally issued by domestic corporations.  The sub-advisor analyzes the overall investment opportunities and risks in different industry sectors focusing on those industries that exhibit stability and predictability.  Fort Washington Investment Advisors, Inc., which is

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affiliated with us, is the sub-advisor for the fund and is located at 303 Broadway, Suite 1200, Cincinnati, OH 45202.

Touchstone VST Large Cap Core Equity Fund

The Touchstone VST Large Cap Core Equity Fund seeks long-term capital appreciation as its primary goal and income as its secondary goal.  The sub-advisor invests at least 80% of the fund’s assets in common stocks of companies with market capitalizations in the range of the Russell 1000 Index.  The sub-advisor selects stocks that it believes are attractively valued with active catalysts in place.  Todd/Veredus Asset Management LLC is the sub-advisor for the fund and is located at 101 South Fifth Street, Suite 3160, Louisville, KY 40202.

Touchstone VST Mid Cap Growth Fund

The Touchstone VST Mid Cap Growth Fund seeks to increase the value of fund shares as a primary goal and to earn income as a secondary goal.  The sub-advisor normally invests at least 80% of the fund’s assets in common stocks of mid cap U.S. companies, which are defined as companies having a market capitalization between $1.5 billion and $12 billion or in the range of market capitalizations represented in the Russell Midcap Index.  The advisor looks for companies that it believes are reasonably priced with high forecasted earnings potential.  The fund will invest in companies that the sub-advisor believes have shown above-average and consistent long-term growth in earnings and have excellent prospects for future growth.  The sub-advisor evaluates companies by using fundamental analysis of the company’s financial statements, interviews with management, analysis of the company’s operations and product development and consideration of the company’s industry category.   Westfield Capital Management Company, L.P. is the sub-advisor for the fund and is located at One Financial Center, Boston, MA 02111

Touchstone VST Money Market Fund

The Touchstone VST Money Market Fund seeks high current income, consistent with liquidity and stability of principal by investing primarily in U.S. government securities and high-quality money market instruments rated in the top two short-term rating categories or determined by the sub-advisor to be of comparable quality.  The fund is a money market fund and seeks to maintain a constant share price of $1.00, although there is no guarantee that it will do so.  Fort Washington Investment Advisors, Inc., which is affiliated with us, is the sub-advisor for the fund and is located at 303 Broadway, Suite 1200, Cincinnati, OH 45202.

Touchstone VST Third Avenue Value Fund

The Touchstone VST Third Avenue Value Fund seeks long-term capital appreciation by investing mainly in common stocks of well-financed companies (meaning companies believed to have high-quality assets and a relative absence of liabilities) at a discount relative to what the sub-advisor believes is their liquid value.  The sub-advisor invests in companies regardless of market capitalization and invests in both domestic and foreign securities.  The fund may invest up to 50% of its total assets in securities of foreign companies and up to 25% of its total assets in companies located in emerging markets.  Third Avenue Management LLC is the sub-advisor for the fund and is located at 622 Third Avenue, New York, NY 10017.

Touchstone VST ETF Funds

The Touchstone VST ETF Funds (ETF Funds) are mutual funds that invest fixed percentages of assets in various exchange-traded funds, primarily in series of the iShares® Funds Trust.  Because the ETF Funds invest in other mutual funds rather than in individual securities, each ETF Fund is considered a “fund of funds” and bears a proportionate share of the expenses charged by the underlying funds in which it invests.  You can invest directly in exchange traded funds (ETFs) and do not have to invest through a variable annuity or mutual fund.

In addition, the underlying ETFs trade like a stock on a securities exchange and may be purchased and sold throughout the trading day based on their market price.  Each ETF that is held by one of the ETF Funds is an “index fund,” which seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular index.  It is not possible to invest directly in the index.

Each ETF Fund allocates its assets among a group of ETFs in different percentages.  Therefore, each ETF Fund has different indirect asset allocations of stocks, bonds, and cash, reflecting varying degrees of potential investment risk and reward for different investment styles and life stages.  Because of market gains or losses by the underlying ETFs, the percentage of any of the ETF Fund’s assets invested in stocks or bonds at any given

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time may be different than that ETF Fund’s planned asset allocation model.  The sub-advisor will monitor the models and may update and revise the asset allocation percentages employed by each model to reflect changes in the marketplace.

Todd Veredus Asset Management LLC is the advisor for the ETF funds, and is located at 101 South Fifth Street, Suite 3160, Louisville, KY 40202.

Touchstone VST Aggressive ETF Fund

The Touchstone VST Aggressive ETF Fund seeks capital appreciation.  The sub-advisor invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk while structuring the fund to optimize potential returns based on historical measures on how each asset class performs.  The sub-advisor typically allocates about 80% of the fund’s assets in stocks and 20% in bonds.

Touchstone VST Conservative ETF Fund

The Touchstone VST Conservative ETF Fund seeks total return by investing for income and capital appreciation.  The sub-advisor invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk while structuring the fund to optimize potential returns based on historical measures on how each asset class performs.  The sub-advisor typically allocates about 65% of the fund’s assets in bonds and 35% in stocks.

Touchstone VST Enhanced ETF Fund

The Touchstone VST Enhanced ETF Fund seeks high capital appreciation.  The sub-advisor invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk while structuring the fund to optimize potential returns based on historical measures on how each asset class performs.  Those asset classes with the best relative strength, as measured by their relative performance over the prior six months, are overweighted for six months, while the other asset classes are underweighted, thereby increasing the potential for enhanced performance with lower volatility.

Touchstone VST Moderate ETF Fund

The Touchstone VST Moderate ETF Fund seeks total return by investing primarily for capital appreciation and secondarily for income.  The sub-advisor invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk while structuring the fund to optimize potential returns based on historical measures on how each asset class performs.  The sub-advisor typically allocates about 60% of the fund’s assets in stocks and 40% in bonds.

Static Asset Allocation Models

We may offer one or more asset allocation models in connection with your variable annuity at no extra charge.  Asset allocation is the process of investing in different asset classes — such as equity funds, fixed income funds, and alternative funds — depending on your personal investment goals, tolerance for risk, and investment time horizon.  By spreading your money among a variety of asset classes, you may be able to reduce the risk and volatility of investing, although there are no guarantees.

We have no discretionary authority or control over your choice of Variable Account Options or your other investment decisions.  We may make available educational information and materials, such as a risk tolerance questionnaire, that may help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice about whether an asset allocation model may be appropriate for you.

Our asset allocation models are “static.”  Although we may change or terminate asset allocation models we are offering to new contract purchasers, we will not change your allocations unless you advise us to do so.  You will not be notified if the models are terminated or changed.  You will not be provided with information regarding any terminations or changes to the asset allocation models.  If you elect to invest using an asset allocation model, and if you elect automatic rebalancing, we will continue to rebalance your percentage allocations among the Variable Account Options in your existing model.

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You should consult your investment professional periodically to consider whether any model you have selected is still appropriate for you.  You may choose to invest in an asset allocation model or change your investment options and asset allocation at any time.

Asset allocation does not insure a profit, guarantee that your Account Value will increase or protect against a decline if market prices fall.  An asset allocation model may not perform as intended.  Any asset allocation models offered are based on then available Variable Account Options.  We may discontinue, add, eliminate or change the models at any time.

The Fixed Accounts

Our Fixed Accounts are offered through either the General Account, which supports the STOs, or a non-unitized separate account, which supports the GROs, for this annuity contract.  Our General Account also supports the portion of the Death Benefit, the Annuity Benefit, and any guarantees offered under a Rider that is in excess of Account Value.  The non-unitized separate account and the General Account are not registered under the Securities Act of 1933 or the 1940 Act.  Disclosures regarding the Fixed Accounts, the General Account and the non-unitized separate account are subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Guaranteed Rate Options

We currently offer GROs with Guarantee Periods of two, three, five, seven and ten years.  Each GRO matures at the end of the Guarantee Period you have selected.  We can change the Guarantee Periods available from time to time.  Each contribution or transfer to a GRO establishes a new GRO for the Guarantee Period you choose at the guaranteed interest rate that we declare as the current rate (Guaranteed Interest Rate).  When you put a contribution or transfer into a GRO, a Guaranteed Interest Rate is locked in for the entire Guarantee Period you select.  We credit interest daily at an annual effective rate equal to the Guaranteed Interest Rate.  The Guaranteed Interest Rate will never be less than the minimum interest rate stated on the schedule page of your contract, and the minimum interest rate will never be less than 1%.

The value of a contribution or transfer to your GRO is called the GRO Value.  Assuming you have not transferred or withdrawn any amounts from your GRO, the GRO Value will be the amount you contributed or transferred plus interest at the Guaranteed Interest Rate, less any annual administrative charge and optional benefit charges that may apply.

We may declare an enhanced rate of interest in the first year for any contribution or transfer allocated to a GRO that exceeds the Guaranteed Interest Rate credited during the rest of the Guarantee Period.  This enhanced rate will be declared at the time of your allocation and guaranteed for the first year of the Guarantee Period.  We may also declare and credit a special interest rate or additional interest at any time on any nondiscriminatory basis.  Any enhanced rate, special interest rate or additional interest credited to your GRO will be separate from the Guaranteed Interest Rate and will not be used in the MVA formula.

If you have more than one GRO with the same Guarantee Period, the GROs are considered one GRO for Account Value reporting purposes.  For example, when you receive a statement from us, all of your three-year GROs will be shown as one GRO while all of your five-year GROs will appear as another GRO, even though they may have different maturity dates and different interest rates.  However, you will receive separate notices concerning GRO renewals for each contribution or transfer you have made, since each contribution or transfer will have a different maturity date.

All contributions or transfers you make to a GRO are placed in a non-unitized separate account.  The value of your GROs is supported by the reserves in our non-unitized separate account.  You can get our current Guaranteed Interest Rates by calling our Administrative Office.

Renewals of GROs

We will notify you in writing before the end of your GRO Guarantee Period.  You must tell us before the end of your Guarantee Period if you want to transfer your GRO Value to one or more Variable Account Options or other GROs.  We will make your transfer to the new Investment Options, including any new Guarantee Period

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you elect, when we receive your election in Good Order at our Processing Office, even if the previous Guarantee Period has not ended.

If we do not receive instructions in Good Order at our Processing Office before the end of the Guarantee Period, when the Guarantee Period ends we will set up a new GRO for the same Guarantee Period as your old one, at the then-current Guaranteed Interest Rate. If the same Guarantee Period is not available, the new GRO will be set up for the next shortest available Guarantee Period.  For example, if your mature GRO was for 10 years and when it matures, the seven-year Guarantee Period is the longest Guarantee Period available, your new GRO will be for seven years.  You cannot renew into a GRO that would mature after your Maximum Retirement Date.

Market Value Adjustments

An MVA is an adjustment, either up or down, that we make to your GRO Value if you surrender your contract, make a partial withdrawal or transfer from your GRO or elect an Annuity Benefit before the end of the Guarantee Period.  An MVA also applies to a Distribution on Death of the owner before the end of the Guarantee Period, but not on the payment of Death Benefits (paid after the death of the Annuitant).  No MVA applies to partial withdrawals up to the Free Withdrawal Amount at any time.  No MVA applies to partial withdrawals or transfers, election of Annuity Benefits or calculations of Distributions on Death, within 30 days of the expiration of the GRO Guarantee Period.  The MVA does not apply to partial withdrawals taken to meet required minimum distributions under the Tax Code as long as you do not take additional partial withdrawals during the Contract Year that exceed the Free Withdrawal Amount. The value after the MVA may be higher or lower than the GRO Value.

The MVA we apply to your GRO is based on the changes in our Guaranteed Interest Rate.  Generally, if our Guaranteed Interest Rate has increased since the time of your contribution to the GRO, the MVA will reduce your GRO Value.  On the other hand, if our Guaranteed Interest Rate has decreased since the time of your contribution, the MVA will generally increase your GRO Value.

The MVA for a GRO is determined by the following formula:

MVA = GRO Value x [(1 + A)N/12 / (1 + B + .0025)N/12 - 1], where

A is the Guaranteed Interest Rate being credited to the GRO subject to the MVA;

B is the current Guaranteed Interest Rate, as of the effective date of the application of the MVA, for current allocations to a GRO, the length of which is equal to the number of whole months remaining in your GRO. Subject to certain adjustments, if that remaining period is not equal to an exact period for which we have declared a new Guaranteed Interest Rate, B will be determined by a formula that finds a value between the Guaranteed Interest Rates for GROs of the next highest and next lowest Guarantee Period; and

N is the number of whole months remaining in your GRO.

If the remaining term of your GRO is 30 days or less, the MVA for your GRO will be zero.  If for any reason we are no longer declaring current Guaranteed Interest Rates, then to determine B we will use the yield to maturity of United States Treasury Notes with the same remaining term as your GRO.  If that remaining period is not equal to an exact term for which there is a United States Treasury Note, B will be determined by a formula that finds a value between the yield to maturity of the next highest and next lowest term, subject to certain adjustments.

See Appendix C for illustrations of the MVA.

Systematic Transfer Options

We offer STOs that provide a fixed interest rate effective for the STO period selected on your contributions while they are in the STO.  STOs are available for six months or one year.  All STO contributions must be transferred into the Variable Account Options within either six months or one year of your STO contribution, depending on which STO you select.  Generally we do not allow transfers from the STO to a GRO, unless your contract expressly permits such transfers.  We require a minimum contribution to the STO of $6,000 to fund the six-month STO or $12,000 to fund the one-year STO.  We will automatically transfer equal amounts monthly for the

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six-month STO and either monthly or quarterly for the one-year STO.  The STOs are available for new contributions only.  You cannot transfer from other Investment Options into the STOs.  We do not accept Systematic Contributions into the STOs.  See “Systematic Transfer Program” in Part 9 for more details on this program.

Part 4 - Deductions and Charges

Mortality and Expense Risk Charge

We deduct a daily charge equal to an annual effective rate of 1.55% of your Account Value in the Variable Account Options to cover mortality and expense risk and certain administrative expenses.  A portion of the 1.55% pays us for assuming the mortality risk and the expense risk under the contract.  The mortality risk, as used here, refers to our risk that Death Benefits are greater than anticipated, or annuitants, as a class of persons, will live longer than estimated and we will be required to pay out more Annuity Benefits than anticipated.  The expense risk is our risk that the expenses of administering the contract will exceed the reimbursement for administrative expenses.

Administrative expenses include processing applications, issuing contracts, processing customer orders and other requests, making investments, providing regular reports and confirmations to customers, providing reports and updates to regulators, maintaining accounting records for each contract owner, administering income payments, furnishing accounting and valuation services (including the calculation and monitoring of the daily Unit Values), reconciling and depositing cash receipts, and providing forms.  The administration expense may also reimburse us for the costs of distribution of this variable annuity.

We expect to make a profit from this fee.  The mortality and expense risk charge cannot be increased without your consent.

Annual Administrative Charge

We charge an annual administrative charge of $30, which is deducted on the last day of the Contract Year if your Account Value is less than $50,000 on that day.  This charge is taken pro rata from your Account Value in each Investment Option.  The part of the charge deducted from the Variable Account Options reduces the number of Units you own.  The part of the charge deducted from the Fixed Accounts is withdrawn in dollars.  The annual administrative charge is pro-rated if, during a Contract Year, you surrender the contract, select an Annuity Benefit or upon the calculation of a Death Benefit or Distribution on Death of owner.

Reduction of the Mortality and Expense Risk Charge or Annual Administrative Charge

We can reduce or eliminate the mortality and expense risk charge or the annual administrative charge for individuals or groups of individuals if we anticipate expense savings.  We may do this based on the size and type of the group or the amount of the contributions.  We will not unlawfully discriminate against any person or group if we reduce or eliminate these charges.

Portfolio Charges

The Variable Account Options buy shares of the corresponding Portfolios at each Portfolio’s net asset value.  The price of the shares reflects investment management fees and other expenses that have already been deducted from the assets of the Portfolios.  Please refer to Part 1, section titled “Total Annual Portfolio Operating Expenses,” and the individual Portfolio prospectuses for complete details on Portfolio expenses and related items.

Withdrawal Charge

If you withdraw your contributions, you may be charged a withdrawal charge of up to 7%.  The amount of the withdrawal charge is a percentage of each contribution and not of the Account Value.  As shown below, the charge varies, depending upon the “age” of the contributions included in the withdrawal - that is, the number of

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years that have passed since each contribution was made.

Contribution Year	Charge as a percentage of the contribution withdrawn
1	7%
2	6%
3	5%
4	4%
5	3%
6	2%
7	1%
thereafter	0

When you take a withdrawal, the oldest contributions are treated as the first withdrawn, then next oldest and so on.  Any gain or earnings in your contract come out only after an amount equal to all your contributions, and any applicable charges on those contributions, are withdrawn.  Please note however, that for tax purposes, withdrawals are generally considered gain first.  See Part 8.

Because withdrawal charges apply to your contributions, if your Account Value has declined due to poor performance of your selected Variable Account Options, the withdrawal charge may be greater than the amount available for withdrawal.  In some instances, your Account Value may be positive, but you will not have money available to withdraw due to the amount of the withdrawal charge still applicable to your contributions.  Withdrawal charges apply to the withdrawal charge amount itself since this amount is part of the Account Value withdrawn.

Partial withdrawals up to the Free Withdrawal Amount are not subject to the withdrawal charge.  More details on the Free Withdrawal Amount are in Part 5, in the section titled “Withdrawals.”

We will not deduct a withdrawal charge if:

•                  we calculate the Death Benefit on the death of the Annuitant; or

•                  you use the withdrawal to buy an immediate Annuity Benefit from us after the first Contract Anniversary with either (i) life contingencies, or (ii) a period certain that provides for fixed payments over at least five years.  (A five-year period certain may not be available, in which case you will have to select a longer period from the available periods.)

While a contribution is subject to a withdrawal charge, you cannot transfer that contribution to another annuity or other investment under Section 1035 of the Tax Code or as a trustee-to-trustee transfer of a Qualified Annuity.  For more information, see Part 8, section titled “Exchanges and Transfers.”

For more information and examples of the application of the a withdrawal charge, see Appendix B.

Reduction or Elimination of the Withdrawal Charge

We can reduce or eliminate the withdrawal charge for individuals or a group of individuals if we anticipate expense savings.  We may do this based on the size and type of the group, the amount of the contribution, or whether there is some relationship with us.  Examples of these relationships would include being an employee of National Integrity or an affiliate, receiving distributions or making internal transfers from other contracts we issued, or transferring amounts held under qualified plans that we, or our affiliate, sponsored.  We will not unlawfully discriminate against any person or group if we reduce or eliminate the withdrawal charge.

Disability Waiver

We may waive withdrawal charges on full or partial withdrawal requests of $1,000 or more if you become disabled anytime before you reach age 65, and have been disabled for a continuous period of at least six months after the Contract Date.  We may also waive the MVA on any amounts withdrawn from the GROs.  You will be considered disabled if you are unable to engage in any substantial gainful activity by reason of any

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medically determinable physical impairment which can be expected to result in death or to be of long-continued and indefinite duration.  We may require proof of disability, such as written confirmation of receipt and approval of any claim for Social Security Disability Benefits.  We reserve the right to obtain an examination by a licensed physician of our choice and our expense.  Written request for any withdrawal must be made while you are still disabled.  Once the disability waiver election has been made, no additional contributions will be accepted under your Contract.  The waivers of withdrawal charges and MVA apply to the owner, not to the Annuitant.  If there are joint owners, the waivers apply to both the primary and the joint owner.

Commission Allowance and Additional Payments to Distributors

We generally pay a commission to the sales representative equal to a maximum of 7.50% of contributions and up to 1.00% trail commission paid on Account Value starting in the second Contract Year.  Commissions may vary due to differences between states, sales channels, sales firms and special sales initiatives.

A broker-dealer or financial institution that distributes our variable annuity contracts may receive additional compensation from us for training, marketing or other services provided.  These services may include special access to sales staff, and advantageous placement of our products.  We do not make an independent assessment of the cost of providing such services.

National Integrity has agreements with the following broker-dealer firms under which we pay varying amounts on contributions paid, but no more than 0.25% of Account Value, for enhanced access to their registered representatives.  The broker-dealer firms are American Portfolios Financial Services, Inc., BB&T Investment Services, Inc., Cadaret, Grant & Co., Inc., Comerica Securities, Inc., Cuso Financial Services, L.P., Fifth Third Securities, Inc., Frost Brokerage Services, Inc., Hancock Investment Services, Inc., LPL Financial Corporation, M&T Securities, Inc., Nationwide Planning Associates, Inc., Raymond James Financial, Inc., and Stifel, Nicolaus and Company, Incorporated.

Depending on the arrangements in place at any particular time, a broker-dealer, and the registered representatives associated with it, may have a financial incentive to recommend a particular variable annuity contract.  This could be considered a conflict of interest.  You can find more about additional compensation in the Statement of Additional Information.

Optional Benefit Charge

You may purchase the Rider offered with this contract, which provides optional benefits for an additional cost.  The additional cost of the Rider, along with complete details about the benefits, is provided in Part 6.

Transfer Charge

You have 12 free transfers during a Contract Year.  Then we charge $20 for each additional transfer during that Contract Year.  Transfers under our Dollar Cost Averaging, Customized Asset Rebalancing, or Systematic Transfer Programs described in Part 9 do not count toward the 12 free transfers and we do not charge for transfers made under these programs.

Tax Reserve

We can make a charge in the future for taxes or for reserves set aside for taxes, which will reduce the investment performance of the Variable Account Options.

State Premium Tax

We will not deduct state premium taxes from your contributions before investing them in the Investment Options, unless required by your state law.  If you elect an Annuity Benefit, we will deduct any applicable state premium taxes from the amount available for the Annuity Benefit.  State premium taxes currently range from 0 to 3.5%.

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Part 5 - Terms of Your Variable Annuity

Purchasing the Contract

If you wish to purchase this annuity contract, you must apply for it through an authorized sales representative.  The sales representative will send your completed application to us, and we will decide whether to accept or reject it.  If we accept your application, we will issue a contract and send it to you either directly or through your sales representative.

To apply for this contract, you must be of legal age to enter into a contractual relationship under applicable state law.  You must be no older than 85 at the time of application.

Contributions

Minimum initial contribution	$1,000
Minimum additional contribution	$100
Maximum total contributions	$1,000,000	if the Annuitant is age 75 or younger
	$500,000	if the Annuitant is age 76 or older

Different contribution limits apply if you select the GLIA Rider.  See Part 6.  If your contract is a Qualified Annuity, we will measure your additional contributions against any maximum limits for annual contributions set by federal law.  If your contract is a Qualified Annuity, and you transfer or rollover money in the calendar year on or after you reach age 70½, you must take your required minimum distributions for the current calendar year before you purchase this contract.  See Part 8, section titled “Tax-Favored Retirement Programs” for more information about required minimum distributions.

Initial Contributions

We will invest your contributions in the Investment Options you select on your application.  We will use your initial contribution allocated to the Variable Account Options to purchase Units at the Unit Value determined no later than two Business Days after we receive the contribution and your complete application in Good Order at our Processing Office.  If the application is not in Good Order, we may retain the initial contribution for up to five Business Days while attempting to complete it.  If the application is not in Good Order within five Business Days, you will be informed of the reason for the delay.  We will return the initial contribution to you unless you specifically allow us to hold the contribution until the application is completed.

Additional Contributions

We will credit each additional contribution on the Business Day we receive it in Good Order at our Processing Office.  We will use contributions allocated to Variable Account Options to purchase Units at the Unit Value as of the next close of the New York Stock Exchange.

We will invest each additional contribution according to the allocation we have on record as your “future allocation.”  You can change your future allocation for additional contributions at any time by writing to the Administrative Office.  The request must include your contract number, the new allocation and your signature.  When we receive it at our Processing Office, the change will be effective for any contribution that accompanies it and for all future contributions.  We can also accept allocation changes by telephone.  See “Transfers” in Part 5.  Different rules apply to the GLIA Investment Options.  See Part 6.

We will accept additional contributions at any time up to eight years before your Maximum Retirement Date.  We may refuse additional contributions if (1) we previously discontinued accepting additional contributions into the annuity contract or any Investment Option; (2) the additional contribution does not meet our minimum additional contribution amount or exceeds our maximum contribution amount for the annuity contract or for a specific Investment Option; or (3) for any reason allowed by law.

Allocations on Record

Changing your future allocation does not change the current allocation of your Account Value or the allocation

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used for rebalancing, if any.  You must provide specific instructions if you wish to change your current allocation or rebalancing allocation. You should review your allocations periodically to ensure they still meet your investment goals and needs.

Units in Our Separate Account

Your investment in the Variable Account Options is used to purchase Units.  On any given day, the value you have in a Variable Account Option is the number of Units you own in that Variable Account Option multiplied by the Unit Value.  The Units of each Variable Account Option have different Unit Values.

Units are purchased when you make new contributions or transfer amounts to a Variable Account Option.  Units are redeemed (sold) when you make withdrawals or transfer amounts out of a Variable Account Option into a different Investment Option.  We also redeem Units to pay the Death Benefit when the Annuitant dies, to make a Distribution on Death of owner, to pay the annual administrative charge, to pay for certain optional benefits and to purchase an Annuity Benefit.  The number of Units purchased or redeemed in any Variable Account Option is calculated by dividing the dollar amount of the transaction by the Variable Account Option’s Unit Value, calculated as of the next close of business of the New York Stock Exchange.

The Unit Values of the Variable Account Options fluctuate with the investment performance of the corresponding Portfolios, which reflects the investment income, realized and unrealized capital gains and losses of the Portfolios, as well as the Portfolio’s expenses.

How We Determine Unit Value

We determine Unit Values for each Variable Account Option after the close of business of the New York Stock Exchange, which is normally 4 p.m. Eastern Time on each Business Day.  The Unit Value of each Variable Account Option for any Business Day is equal to the Unit Value for the previous Business Day, multiplied by the net investment factor for that Variable Account Option on the current Business Day.  We determine a net investment factor for each Variable Account Option as follows:

•                  First, we take the value of the Portfolio shares that belong to the corresponding Variable Account Option at the close of business that day.  For this purpose, we use the share value reported to us by the Portfolios.

•                  Next, we add any dividends or capital gains distributions by the Portfolio on that day.

•                  Then we charge or credit for any taxes or amounts set aside as a reserve for taxes.

•                 Then we divide this amount by the value of the Portfolio shares that belong to the corresponding Variable Account Option at the close of business on the last day that a Unit Value was determined.

•                  Finally, we subtract the mortality and expense risk charge for each calendar day since the last day that a Unit Value was determined (for example, a Monday calculation will include charges for Saturday and Sunday).  The daily charge is an amount equal to an annual effective rate of 1.55%.

Generally, this means that we adjust Unit Values to reflect the investment experience of the Portfolios and the mortality and expense risk charge.

Transfers

You may transfer all or any part of your Account Value among the Variable Account Options and the GROs, subject to our transfer restrictions:

•      The amount transferred must be at least $100 or, if less, the entire amount in the Investment Option.

•                   Transfers into a GRO will establish a new GRO for the Guarantee Period you choose at the then-current Guaranteed Interest Rate.

•                  Transfers out of a GRO more than 30 days before the end of the Guarantee Period are subject to an

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adjustment of the value called an MVA.  See Part 3.

•                  Transfers into or out of the GLIA Investment Options are restricted.  See Part 6.

You may reallocate some or all of your Account Value invested in the Variable Account Options and GROs at one time and this will count as one transfer.

You have 12 free transfers during a Contract Year.  Then we charge $20 for each additional transfer during that Contract Year.  See Part 4, section titled “Transfer Charge.”

You may request a transfer by writing to our Administrative Office at the address in the Glossary.  Mail sent to any other address may not be in Good Order.  Each request for a transfer must be signed by you and specify:

•              the contract number

•              the amounts to be transferred, and

•              the Investment Options to and from which the amounts are to be transferred.

If one portion of a transfer request involving multiple Investment Options violates our policy or is not in Good Order, the entire transfer request will not be processed.

You may also request transfers through our telephone transfer service using your personal identifiers.  We will honor telephone transfer instructions from any person who provides correct identifying information.  We are not responsible for fraudulent telephone transfers we believe to be genuine according to these procedures.  Accordingly, you bear the risk of loss if unauthorized persons make transfers on your behalf.  You may request telephone transfers from 9:00 a.m. to 5:00 p.m., Eastern Time, on any day we are open for business.

If we receive your transfer request at our Processing Office before 4:00 p.m. Eastern Time on a Business Day, you will receive the Unit Values for the Variable Account Options as of the close of business on the day you call.  Transfer requests for Variable Account Options received by us at or after 4:00 p.m. Eastern Time (or the close of the New York Stock Exchange, if earlier) on a Business Day or on a day other than a Business Day, will be processed using Unit Values as of the close of business on the next Business Day after the day you call.  We will confirm all transfers in writing.

A transfer request or a reallocation of your Account Value does not change your future allocation or rebalancing allocation on file.  You must provide specific instructions if you wish to change these allocations.

Different rules apply to the GLIA Investment Options.  See Part 6.

Excessive Trading

We reserve the right to limit the number of transfers in any Contract Year or to refuse any transfer request for an owner or certain owners if we are informed by one or more of the Portfolios that the purchase or redemption of shares is to be restricted because of excessive trading, or that a specific transfer or group of transfers is expected to have a detrimental effect on share prices of affected Portfolios.

We reserve the right to modify these restrictions or to adopt new restrictions at any time and in our sole discretion.

We will notify you or your designated representative if your requested transfer is not made.  Current SEC rules preclude us from processing your request at a later date if it is not made when initially requested.  Accordingly, you will need to submit a new transfer request in order to make a transfer that was not made because of these limitations.

Specific Notice Regarding the Use of this Annuity for Market Timing or Frequent Trading

This contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market.  Any individual or legal entity that intends to engage in stale price arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in mutual fund pricing or for any

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other reason should not purchase this contract.  These abusive or disruptive transfers can have an adverse effect on management of a Portfolio, increase Portfolio expenses and affect Portfolio performance.

The following policies for transfers between Investment Options are designed to protect contract owners from frequent trading activity.  However, we may not be able to detect all frequent trading, and we may not be able to prevent transfers by those we do detect.  As detecting frequent trading and preventing its recurrence is, in many circumstances, a reactive response to improper trading, we cannot guarantee, despite our policies and procedures, that we will detect all frequent trading in our contracts, prevent all frequent trading and prevent all harm caused by frequent trading.

1.                                       Prohibited Transfers.  Under normal market conditions, we will refuse to honor, unless made by first class U.S. mail:

•                        a transfer request into an International or High Yield Variable Account Option (as defined by us) if, within the preceding five Business Days, there was a transfer out of the same Variable Account Option;

•                        a transfer request out of an International or High Yield Variable Account Option if, within the preceding five Business Days, there was a purchase or transfer into the same Variable Account Option.

2.                                       Allowable Transfers Accompanying a Prohibited Transfer.  We cannot honor an otherwise allowable transfer request if it is made at the same time or accompanies a request for a Prohibited Transfer.

3.                                       Notification.  We will notify you if your requested transfer is not made.

4.                                        Suspension or Revocation of Same-Day Transfer Privileges.  You, as owner (or agents acting on your behalf) who engage in market timing or excessive trading, as determined by a Portfolio’s investment advisor in its sole discretion, may have their same-day transfer privileges suspended or revoked in accordance with the Portfolio’s policies set forth in its prospectus.

•                        If your same-day transfer privileges are revoked, you will be required to submit all future transfer requests by U.S. mail or overnight delivery service.  Transfer requests made by telephone or the Internet or sent by fax, same-day mail or courier service will not be accepted.

•                        In addition, if you wish to cancel a transfer request, your cancellation request must also be in writing and received by U.S. mail or overnight delivery service.  The cancellation request will be processed as of the day it is received.

5.                                        20 Investment Option Transfers Permitted.  You may submit 20 Investment Option transfers each Contract Year for each contract by U.S. mail, Internet, telephone request, or fax.

•                        All requests for transfers among your Investment Options in excess of 20 per Contract Year must be submitted by regular U.S. mail or overnight delivery.  Transfer requests made by telephone, Internet, fax, same day mail or courier service will not be accepted, and Internet trading privileges will be suspended.  If you want to cancel a written Investment Option transfer, you must also cancel it in writing by U.S mail or overnight delivery service.  We will process the cancellation request as of the day we receive it.

•                        Upon reaching your next Contract Anniversary, you will again be provided with 20 Investment Option transfers.  Investment Option transfers are non-cumulative and may not be carried over from year to year.

•                     Transfers made under our Dollar Cost Averaging Program, Systematic Transfer Option Program, Customized Asset Rebalancing Program, or other related programs we may offer are not counted toward the 20 Investment Option transfer limitation.  If we or a Portfolio’s investment advisor determine in our sole discretion that you are manipulating these or similar programs to circumvent our transfer policies, however, we may take any action that we deem appropriate to stop this activity.  This could

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include (but is not limited to) revoking your same-day transfer privileges or your ability to utilize these programs.

Conformity with these policies does not necessarily mean that trading will not be deemed to constitute market timing.  If it is determined by us or by a Portfolio’s investment advisor, in our sole discretion, that you are attempting to engage in improper trading, your same-day transfer privileges may be suspended or revoked.  We will take into consideration any information, data and directives provided to us by the Portfolios’ investment advisors regarding improper trading.  If we are notified by a Portfolio’s investment advisor that the frequency or size of trades by an individual or group of individuals is disruptive to the management of the Portfolio, and the investment advisor asks us to rescind a previously executed trade or restrict further trading in that Portfolio by the individual or group, we will comply with that request promptly.  We will rescind a trade or impose the Portfolio’s investment advisor’s restriction even if the transactions otherwise conform to our policies.  We do not grant waivers of these policies to particular investors or classes of investors.

We may modify these restrictions at any time in our sole discretion.

Withdrawals

You may make withdrawals as often as you wish.  Each non-systematic withdrawal must be at least $300.  We will take the withdrawal from your Investment Options pro rata, in the same proportion their value bears to your total Account Value.  For example, if your Account Value is divided in equal 25% shares among four Investment Options, when you make a withdrawal, 25% of the Account Value will come from each of your four Investment Options.  You can tell us if you want your withdrawal handled differently.  For information on systematic withdrawals, see Part 9.

We process withdrawals when we receive your request in Good Order at our Processing Office.  When you take a withdrawal from a Variable Account Option, Units are redeemed at the Unit Value as of the next close of the New York Stock Exchange.

For partial withdrawals, the total amount deducted from your Account Value will include:

•                  the withdrawal amount requested,

•                  plus or minus any MVA that applies (see Part 3, section titled “Market Value Adjustments”),

•                  plus any withdrawal charges that apply (see Part 4, section titled “Withdrawal Charge”).

The net amount you receive will be the amount you requested, less any applicable tax withholding.  Generally, withdrawals you make before you are 59½ years old are subject to a 10% federal tax penalty.  If your contract is part of a tax-favored retirement plan, the plan may limit your withdrawals.  See Part 8.

Withdrawals are attributed to your Account Value in the following order:  (1) any remaining Free Withdrawal Amount; (2) contributions that are no longer subject to a withdrawal charge and have not yet been withdrawn; (3) contributions subject to a withdrawal charge; and (4) any gain, interest, or other amount that is not considered a contribution.  Your investment comes out first, beginning with the oldest contribution first, then next oldest and so on.  Any gain or earnings in your contract come out only after an amount equal to all contributions, and any applicable charges on those contributions, are withdrawn.  Please note, however, that for tax purposes, withdrawals are considered to be gain first.  See Part 8.

Your financial professional or a third party may offer you asset allocation or investment advisory services for your contract.  Fees you pay for such investment advisory services are in addition to any contract charges.  If you want to pay for such services from your Account Value, you must complete a form authorizing us to pay the amount requested by the third party from your Account Value.  These payments are withdrawals from your Account Value and could be subject to a withdrawal charge.  We will withdraw the requested payment according to the third party’s instructions (including instructions about which Investment Options to withdraw the fee from) and send you a confirmation of the transaction.  We will not verify the accuracy of the amount being requested.

Certain Death Benefits and optional benefits are reduced by withdrawals on a proportional basis.  See Part 5,

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section titled “Death Benefits Paid on Death of Annuitant” and Part 6.

Additional restrictions apply to withdrawals from the GLIA Investment Options.  See Part 6.

Examples of withdrawals and the application of a withdrawal charge are located in Appendix B.

Free Withdrawal Amount

You may take your Free Withdrawal Amount each Contract Year without a withdrawal charge or MVA.

The Free Withdrawal Amount is the greater of:

•                  10% of your Account Value on the date of the withdrawal, minus any previous withdrawals during that Contract Year; or

•                  10% of your Account Value at your most recent Contract Anniversary, minus any previous withdrawals during that Contract Year.  (During your first Contract Year, this amount is 10% of your initial contribution received on the Contract Date.)

If you do not take the Free Withdrawal Amount in any one Contract Year, you cannot add it to the next year’s Free Withdrawal Amount.

Taking your Free Withdrawal Amount will not reduce the total withdrawal charges applicable to your contract.  If you take a withdrawal or surrender the contract, we will assess any applicable withdrawal charge on the amount of your contributions withdrawn, which are not reduced for any Free Withdrawal Amount you have taken.

The Free Withdrawal Amount is available for withdrawal only.  You may not use your Free Withdrawal Amount as a transfer to another annuity or other investment under Section 1035 of the Tax Code or as a trustee-to-trustee transfer of qualified assets.  For more information, see Part 8, section titled “Exchanges and Transfers.”

Assignments

We do not allow assignment of your contract unless specifically allowed by your contract or required by law.

Death Benefit Paid on Death of Annuitant

Unlike some other variable annuities, this contract pays the Death Benefit upon the Annuitant’s death, rather than upon the owner’s death.  You name the Annuitant’s beneficiary (or beneficiaries).  We will pay a Death Benefit to the Annuitant’s surviving beneficiary if:

•                  the Annuitant dies before the Retirement Date (after the Retirement Date, the Death Benefit no longer exists); and

•                  there is no contingent Annuitant.

A Death Benefit will not be paid after the Annuitant’s death if there is a contingent Annuitant.  In that case, the contingent Annuitant becomes the new Annuitant under the contract.  The Annuitant and any contingent Annuitants may not be changed once the contract has been issued.

If an Annuitant’s beneficiary does not survive the Annuitant, then the Death Benefit is generally paid to the Annuitant’s estate.

The Annuitant’s beneficiary may elect to take the Death Benefit in one of the following forms:

1.               lump sum — if the beneficiary elects this option, we will automatically pay the lump sum Death Benefit amount into a checking account in the name of the beneficiary, if allowed by state law.  The checking account is an interest-bearing account with no fees.  The beneficiary can access the funds at any time by writing a check.

2.               deferral for up to five years — if the beneficiary elects this option, we will allow the beneficiary to keep the Death Benefit amount invested in the Investment Options available in the current version of the contract for a period of up to five years.  At the end of five years, the entire amount must be paid to the beneficiary.

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3.               extending the contract — if the beneficiary elects this option, he or she must choose to receive the Death Benefit either as an immediate annuity or as substantially equal payments over his or her life expectancy.  If payment over the life expectancy is elected, we will allow the beneficiary to keep the Death Benefit amount invested in the Investment Options available under the current version of the contract, to the extent this does not conflict with the Tax Code requirements under which this option is available (primarily section 72(s) of the Tax Code.)  This option is only available if elected within 60 days of the date the beneficiary receives notice of the options.  Distributions must begin within one year from the date of death.

If the beneficiary selects option two or three above, he or she will receive the guaranteed minimum interest rate applied to the Fixed Accounts under the current version of the contract, which may be lower than the guaranteed minimum interest rate applied to the Fixed Accounts in your contract.

If the beneficiary is not a human being, the beneficiary must elect either a lump sum or deferral for up to five years.

You may elect to have the Death Benefit paid to the Annuitant’s beneficiary as an Annuity Benefit, in which case the Annuitant’s beneficiary will not have the choices above, but will receive the death benefit in the form you have elected.

You may change the Annuitant’s beneficiary by sending the appropriate form in Good Order to the Administrative Office.  We may limit the number of beneficiaries you can have at one time.

Please consult your financial professional and tax advisor in order to identify your beneficiaries properly so that the Death Benefit is paid to the intended beneficiary, and to structure your contract so that spousal continuation can occur, if that is your intention.  See Appendix D for assistance in structuring your contract.

Standard Death Benefit

For contracts where the Annuitant’s age on the Contract Date is up to and including age 85, the Death Benefit will be the greatest of:

•                  highest Account Value on any Contract Anniversary before the Annuitant’s 81st birthday, plus any contributions received after that Contract Anniversary, minus a proportional adjustment for any withdrawals (and associated charges) taken after that Contract Anniversary;

•                  total contributions, minus a proportional adjustment for any withdrawals (and associated charges); or

•                  the current Account Value on the Death Benefit Date.

The amount of the Death Benefit is determined on the Death Benefit Date and if an additional amount is required to be paid into the contract, that amount will be invested in the contract on the Death Benefit Date.

Effect of Withdrawals on the Death Benefit

If you take withdrawals from your contract, we will make a proportional adjustment to your Death Benefit.  This means that your Death Benefit will be reduced by the same percentage as your withdrawal bears to your Account Value at the time of withdrawal.  For example:

•                  if your Death Benefit is $100,000, and your current Account Value is $80,000,

•                  and you take a withdrawal of $10,000,

•                  we will reduce your Death Benefit by 12.5% because that is the same percentage that your withdrawal bears to the Account Value at the time of the withdrawal ($10,000 /$80,000);

•                  therefore, your Death Benefit is reduced by $12,500.

Because the Account Value at the time of the withdrawal in this example is less than the Death Benefit, the Death Benefit is decreased by a larger dollar amount than the partial withdrawal amount.  All Death Benefits are reduced proportionally for withdrawals and any charges associated with the withdrawals.

This example is for illustrative purposes only and does not predict results.

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Distribution on Death of Owner

When you (as owner) die. and the Annuitant (or contingent Annuitant) is still living, your entire interest in this contract must be distributed to the owner’s beneficiary.  If you are the Annuitant (and no contingent Annuitant is still living), the above section titled “Death Benefit Paid on Death of Annuitant” applies instead of this section.  If you own the contract jointly with your spouse or anyone else, the first death of one of the joint owners will be treated as the death of both owners, and a distribution on death to the owner’s beneficiary will be required.  It is not a good idea to own this annuity contract jointly, even with your spouse.  The joint owner is not the owner’s beneficiary.  See Appendix D.

You name the owner’s beneficiary (or beneficiaries).  We will pay the owner’s surviving beneficiary the Distribution on Death.  If an owner’s beneficiary does not survive the owner, then the Distribution on Death of the owner is generally paid to the owner’s estate.

If you, as owner, die on or after the Retirement Date and before the entire interest in the contract has been distributed, then the rest of the annuity must be distributed to the owner’s beneficiary at least as quickly as the method in effect when you died.

If you, as owner, die before the Retirement Date, the Surrender Value will be paid to the owner’s beneficiary in one of the following forms:

1.               lump sum — if the beneficiary elects this option, we will pay the Surrender Value to the beneficiary.

2.               deferral for up to five years — if the beneficiary elects this option, we will allow the beneficiary to keep the Account Value invested in the Investment Options available under the current version of this contract for a period of up to five years.  At the end of five years, the entire Surrender Value must be paid to the beneficiary.

3.               extending the contract — if the beneficiary elects this option, he or she must choose to receive the Surrender Value either as an immediate annuity or as substantially equal payments over his or her life expectancy.  If payment over the life expectancy is elected, we will allow the beneficiary to keep the Account Value invested in the Investment Options available under the current version of this contract, to the extent this does not conflict with the Tax Code requirements under which this option is available (primarily section 72(s) of the Tax Code.)  This option is only available if elected within 60 days of the date the beneficiary receives notice of the options.  Distributions must begin within one year from the date of the owner’s death.  Withdrawal charges continue to apply to the withdrawal taken under this option.

If the beneficiary selects option two or three above, he or she will receive the guaranteed minimum interest rate applied to the Fixed Accounts under the current version of the contract, which may be lower than the guaranteed minimum interest rate applied to the Fixed Accounts in your contract.

If the beneficiary is not a human being, the beneficiary must elect either a lump sum or deferral for up to five years.

If your (owner’s) sole beneficiary is your spouse, your surviving spouse may be able to continue the contract (along with its tax-deferred status) in his or her name as the new owner.  See the section below on Spousal Continuation and Appendix D.

You may change the owner’s beneficiary by sending the appropriate form in Good Order to the Administrative Office.  We may limit the number of beneficiaries you can name.  Please consult your financial professional and tax advisor in order to identify your beneficiaries properly so that the Death Benefit is paid to the intended beneficiary, and to structure your contract so that spousal continuation can occur, if that is your intention.

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Spousal Continuation

Standard Spousal Continuation

If you (as owner) die, and the Annuitant (or contingent Annuitant) is still living, the Tax Code allows your surviving spouse to continue the annuity contract, along with its tax-deferred status, only if your spouse is named as the owner’s sole beneficiary.  This is called standard spousal continuation.  See Appendix D.

Enhanced Spousal Continuation

This annuity contract also provides an enhanced type of spousal continuation (Enhanced Spousal Continuation).  The Enhanced Spousal Continuation under this contract is available if you (as owner) die, but only if you have structured your contract as follows:

•                  you are the sole owner and Annuitant;

•                  no contingent Annuitant is named;

•                  no joint owner is named;

•                  your surviving spouse is the owner’s sole beneficiary; and

•                  your surviving spouse is the Annuitant’s sole beneficiary.

Under this Enhanced Spousal Continuation, we will increase the continued contract’s Account Value to the same amount that would have been paid to your surviving spouse had he or she taken the Death Benefit as a lump sum distribution.  This increase will be added to the Investment Options you have selected on a pro-rata basis as of the Death Benefit Date.  For example, if the Account Value at death was $100,000, but we would have paid out a Death Benefit of $115,000, the surviving spouse’s contract will continue with a $115,000 Account Value.

The surviving spouse continues the contract with its tax deferred earnings and all terms and conditions of the contract continue to apply, including the MVA, except:

•                  withdrawal charges no longer apply; and

•                  we will no longer accept additional contributions.

When the surviving spouse dies, a new Death Benefit, measured from the date of the continued contract, will be paid to the beneficiary named by the surviving spouse.

Under either type of spousal continuation,

•                  if the surviving spouse is under 59½, the 10% federal tax penalty for early withdrawal may apply if withdrawals are taken;

•                  certain Investment Options or administrative programs may not be available on the continued contract;

•                  we may make changes to continued contracts that are permitted by law.

See Appendix D for more information about parties to the contract and spousal continuation.

Federal Tax Advantages of Spousal Continuation Not Available to Same Sex Spouses

The Federal Defense of Marriage Act provides that same sex spouses are not considered married under federal law.  Therefore, the favorable tax treatment provided by the Tax Code to a surviving spouse of an annuity owner is not available to a surviving same sex spouse.  If the state where this contract is issued recognizes same sex marriages, the Enhanced Spousal Continuation described in the contract is available to the surviving same sex spouse; however, the favorable tax treatment provided by the Tax Code will not apply and the transfer of ownership will be a taxable event.

Death Claims

A death claim will be effective on the Business Day we receive due proof of death of either the owner or Annuitant.  To process the death claim, we must receive an original certified death certificate and company death claim paperwork in Good Order including the beneficiary’s election.  During the period from the date of death until we receive all required paperwork in Good Order, the Account Value will remain invested in the Investment Options you chose, will continue to reflect the investment performance of any Variable Account

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Options during this period and will be subject to market fluctuations.  Fees and expenses will continue to apply.  All automated transactions will stop when we receive notice of death.

If there are multiple beneficiaries, after one beneficiary submits death claim paperwork, we will calculate the first beneficiary’s share of the Death Benefit or Distribution on Death and make payment according to the first beneficiary’s election.  The remaining beneficiaries’ share of the Death Benefit or Distribution on Death of owner will remain invested in the Investment Options and investment in the Variable Account Options remains subject to market fluctuations.

Maximum Retirement Date and Annuity Benefit

Your Annuity Benefit is available anytime after your first Contract Anniversary up until the last Annuitant’s 100th birthday.  This is referred to as the Maximum Retirement Date.  You may elect your Annuity Benefit by writing to the Administrative Office any time before the Maximum Retirement Date.

Upon the Maximum Retirement Date, you may elect to receive a lump sum of your Surrender Value, or you may elect an Annuity Benefit.  The amount applied toward the purchase of an Annuity Benefit will be the Adjusted Account Value, less any pro-rata annual administrative charge, and applicable state premium tax.  However, the Surrender Value will be the amount applied if the Annuity Benefit does not have a life contingency and either (i) the term is less than five years, or (ii) the annuity can be changed to a lump sum payment without a withdrawal charge.

Once an Annuity Benefit is elected, you will no longer have an Account Value, Surrender Value, Death Benefit or other accessible cash value.  When the contract value is applied toward the purchase of an Annuity Benefit, it is converted into a stream of income payments.  The Annuity Benefit provides regular fixed payments, which may be made monthly, quarterly, semi-annually or annually.  You cannot change or redeem the annuity once payments have begun.  For any annuity, the minimum periodic payment must be at least $100.

We currently offer the following types of annuity payout options, funded through our General Account:

•                  life and 10-year certain annuity, which provides a fixed life income annuity with 10 years of payments guaranteed.  If the Annuitant dies before the end of the 10 year period, the Annuitant’s beneficiary will receive the remaining periodic payments.

•                  period certain annuity, which provides for fixed payments for a fixed period.  The fixed periods available may vary from time to time and the fixed period selected may not extend past your 100th birthday. The payment amount is determined by the period you select.  If the Annuitant dies before the end of the period selected, the Annuitant’s beneficiary will receive the remaining periodic payments.

•                  life and period certain (other than 10 years) annuity, which provides for fixed payments for at least the period selected and after that for the life of the Annuitant or the lives of the Annuitant and any joint Annuitant under a joint and survivor annuity.  The fixed periods available may vary from time to time.  If the Annuitant (or the Annuitant and the joint Annuitant under a joint and survivor annuity) dies before the period selected ends, the remaining periodic payments will go to the Annuitant’s beneficiary.

•                  life annuity, which provides fixed payments for the life of the Annuitant, or until the Annuitant and joint Annuitant both die under a joint and survivor annuity. Once the Annuitant (or last joint Annuitant) dies, no further payments will be made and no value remains for any beneficiaries.

If you have not already selected a form of Annuity Benefit, we will contact you prior to your Maximum Retirement Date.  You can tell us at that time the type of Annuity Benefit you want.  If we do not receive your election on or before your Maximum Retirement Date, you will automatically receive life and 10-year certain Annuity Benefit option.

You may not apply a portion of your Account Value to an Annuity Benefit.

Annuity Benefit Payments

The amount of your Annuity Benefit payments is based on the option you choose, the annuity rates applied and,

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in the case of a life contingent annuity option, on the Annuitant’s age and gender.  Gender may not be a factor under some tax-favored retirement programs and under certain state laws where gender-neutral rates apply.

If the age or gender of an Annuitant has been misstated, any benefits will be those that would have been purchased at the correct age and gender.  Any overpayments or underpayments made by us will be charged or credited with interest at the rate required by your state.  If we have made overpayments because of incorrect information about age or gender, we will deduct the overpayment from the next payment or payments due.  We will add underpayments to the next payment.

Timing of Payment

We normally apply your Adjusted Account Value to the purchase of an Annuity Benefit, or send you partial or total withdrawals, within seven days after receipt of the required form at our Administrative Office.  However, we can defer our action as to Account Value allocated to the Variable Account Options for any period during which:

(1)               the New York Stock Exchange has been closed or trading on it is restricted;

(2)               an emergency exists as determined by the SEC so that disposal of securities is not reasonably practicable or it is not reasonably practicable for the Separate Account fairly to determine the value of its net assets; or

(3)               the SEC, by order, permits us to defer action in order to protect persons with interests in the Separate Account.

How You Make Requests and Give Instructions

When you write to our Administrative Office, use the address listed in the glossary of this prospectus.  We cannot honor your requests unless they are in Good Order.  Whenever possible, use one of our printed forms, which may be obtained from our Administrative Office.

Part 6 - Optional Benefits

You may purchase the Rider offered with this contract, which provides optional benefits for an additional cost.  The Rider may only be elected at the time of application and will replace or supplement the standard contract benefits.  Charges for the optional benefit Rider are in addition to the standard contract charges.  Be sure you understand the charges.  Carefully consider whether you need the benefit and whether it is appropriate for your particular circumstances.  Also consider whether you can buy the benefit more cheaply as part of the variable annuity or with a separate contract.

Guaranteed Lifetime Income Advantage Rider

Guaranteed Lifetime Income Advantage (GLIA), which is a guaranteed lifetime withdrawal benefit, is an optional Rider you may purchase for an additional charge.  You may select the Individual GLIA Rider or the Spousal GLIA Rider.  The GLIA Rider guarantees lifetime payments for you (or you and your spouse if you elect the Spousal GLIA Rider) regardless of how your investments perform, as long as the Rider is in effect.  If you take Nonguaranteed Withdrawals, as explained below, your lifetime payments will decrease and the Rider may terminate.  The Spousal GLIA Rider is not available in New Hampshire.

Lifetime Payout Amount (LPA)

The amount you can receive each Contract Year for your lifetime (or for as long as either you or your spouse is alive if you elect the Spousal GLIA Rider) is called the LPA.  The LPA is first determined and available to you when you take your first withdrawal on or after the Age 60 Contract Anniversary.

The Age 60 Contract Anniversary is the first Contract Anniversary on or after you reach age 60.  For the Spousal GLIA, it is the Contract Anniversary on or after the younger of you and your spouse reaches age 60.

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Your LPA is always equal to your Payment Base multiplied by your Withdrawal Percentage.  Your Payment Base may change but your Withdrawal Percentage is locked in at the time of your first withdrawal on or after the Age 60 Contract Anniversary and varies depending on your age at that time.

Age of (younger) Annuitant at Time of First Withdrawal	Withdrawal Percentage
60-64	4.00%
65-69	4.50%
70-74	5.00%
75-79	5.50%
80 and above	6.50%

The LPA is not cumulative.  If you withdraw less than the LPA in any Contract Year, you cannot carry over or add the remaining LPA to withdrawals made in future years.

Payment Base

Your Payment Base will always be the larger of your Bonus Base or your Step-Up Base.

Your Bonus Base (until a Bonus is applied) is:

1)              the Account Value on the date you purchase the GLIA Rider; plus

2)              additional Contributions; less

3)              Adjusted Nonguaranteed Withdrawals.

After a Bonus is applied (but before a subsequent Bonus), your Bonus Base is:

1)              the Bonus Base immediately before the Bonus is applied; plus

2)              the Bonus amount (see “Bonus” section below); plus

3)              additional Contributions received after the date of the Bonus; less

4)              Adjusted Nonguaranteed Withdrawals taken after the date of the Bonus.

Your Step-Up Base (until a Step-Up is applied) is:

1)              the Account Value on the date you purchase the GLIA Rider; plus

2)              additional Contributions; less

3)              Adjusted Nonguaranteed Withdrawals.

On the last day of each Contract Year, we will compare your Account Value to your Step-Up Base.  If your Account Value is greater than the Step-Up Base, we will increase or “step up” the Step-Up Base to equal the Account Value.  The amount of the increase is your Step-Up amount.

After a Step-Up is applied (but before a subsequent Step-Up), the Step-Up Base is:

1)              the Step-Up Base immediately before the Step-Up is applied; plus

2)              the Step-Up amount; plus

3)              additional Contributions received after the date of the Step-Up; less

4)              Adjusted Nonguaranteed Withdrawals taken after the date of the Step-Up.

Effect of Withdrawals

Before the Age 60 Contract Anniversary, all withdrawals are Nonguaranteed Withdrawals and will reduce your Bonus Base and Step-Up Base (and therefore your Payment Base) by the Adjusted Nonguaranteed Withdrawal amount including withdrawal charges, if any.

After the Age 60 Contract Anniversary, withdrawals do not reduce your Bonus Base or Step-Up Base, as long as your total withdrawals in any Contract Year are not more than your LPA.  However, if you withdraw more than

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your LPA in any Contract Year, the amount which exceeds your LPA (including any withdrawal charges) is a Nonguaranteed Withdrawal.

Each time you make a Nonguaranteed Withdrawal, we will reduce your Bonus Base and Step-Up Base (and therefore your Payment Base) by the Adjusted Nonguaranteed Withdrawal amount.  The Adjusted Nonguaranteed Withdrawal amount is the amount of the Nonguaranteed Withdrawal (which includes any withdrawal charges) multiplied by the greater of:

•                  1.0; or

•                  Payment Base divided by Account Value, where both values are determined immediately before the Nonguaranteed Withdrawal.  If the withdrawal includes all or a portion of your LPA, the Account Value will be reduced by such portion prior to this calculation.

If your Payment Base is more than your Account Value when you take a Nonguaranteed Withdrawal, your Payment Base will be reduced by more than the amount of your Nonguaranteed Withdrawal.  Here is an example assuming you take the withdrawal prior to your Age 60 Contract Anniversary and no withdrawal charges apply:

•                  Your Account Value is $75,000 and your Payment Base is $100,000

•                  You take a Nonguaranteed Withdrawal in the amount of $5,000

•                  Your Account Value will be reduced by $5,000, and your Payment Base will be reduced by $6,667

Other Important Facts about Withdrawals:

•                  You will not receive the intended benefit of this Rider if you take Nonguaranteed Withdrawals.  Nonguaranteed Withdrawals can have a significant negative effect on your Payment Base and LPA.

•                  Withdrawal charges may apply.  If you withdraw more than your Free Withdrawal amount (10% of the Account Value in any Contract Year) but the withdrawal does not exceed your LPA, any applicable withdrawal charges will be waived.  If you withdraw more than the Free Withdrawal amount and the withdrawal results in a Nonguaranteed Withdrawal, Withdrawal Charges, if any, will be applied.  See Part 4, section titled “Withdrawal Charge” and Part 5, section titled “Withdrawals.”

•                 Withdrawals must be taken pro-rata from your Investment Options.  You cannot make a Withdrawal from specific Investment Options.

•                  The Payment Base is not available for withdrawal.

•                  The taxable portion of your withdrawals is taxed as ordinary income.  You may be subject to a 10% tax penalty if you are under 59½ at the time of the withdrawal.

Annual Processing Date

The Annual Processing Date is the close of business the last day of each Contract Year.  If a withdrawal is taken on an Annual Processing Date, we will process the withdrawal first.  We will then reduce your Account Value by the Annual Administrative Charge, if applicable.  See Part 4, section titled “Annual Administrative Charge.”  We will also deduct any quarterly charges that may apply and be due on that day.  We will then calculate Bonuses and Step-Ups, if any.  If the Annual Processing Date is not a Business Day, the Account Value for the purpose of the Step-Up is determined on the next Business Day after the Annual Processing Date.

Bonus

The Bonus amount is equal to your Bonus Percentage multiplied by the sum of all contributions minus your Bonus Percentage multiplied by the sum of all withdrawals (including withdrawal charges if any.)  Your Bonus Percentage is determined by your age (or the age of the younger of you and your spouse if you elect the Spousal GLIA Rider) at the time each Bonus is calculated.

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Age of (younger) Annuitant at Time of Bonus Calculation	Bonus Percentage
64 or below	4.00%
65-69	4.50%
70-74	5.00%
75-79	5.50%
80 and above	6.50%

If you do not take withdrawals in a Contract Year, we will apply the Bonus on the last day of the Contract Year.  The Bonus is available during the first 10 Contract Years after the GLIA Rider is purchased.

GLIA Charge

We deduct a charge equal to an annual effective rate of 0.90% for the Individual GLIA Rider and an annual effective rate of 1.15% for the Spousal GLIA Rider.  The 0.90% (or 1.15%) charge is multiplied by the Payment Base as of the last day of each calendar quarter and divided by 4.  We will deduct the charge from your Investment Options in the same proportion that the value of each of the Options bears to the Account Value (pro-rata).  This charge decreases your Account Value dollar-for-dollar, but does not decrease your Payment Base.

If the GLIA Rider takes effect or terminates on any day other than the first day of the quarter, we will deduct a proportional share of the charge for the part of the quarter the Rider was in effect.

We reserve the right to increase the annual charge for the Individual GLIA Rider up to a maximum of 1.20%, and the annual charge for the Spousal GLIA Rider up to a maximum of 1.60%. If we do increase the charge, we will give you prior written notice of the increase and an opportunity to reject the increase. If you do not reject the increase in writing, the annual charge for your GLIA Rider will increase and you will continue to receive Step-Ups under the terms of the Rider.

If you reject the increase by giving us written notice, your charge will remain the same, but you will not receive any Step-Ups after the effective date of the increase. Your decision to reject an increase is permanent and once an increase is rejected, you will no longer be eligible to receive notice of or accept additional charge increases and will not receive additional Step-Ups.

GLIA Investment Strategies

If you elect to purchase the GLIA Rider, you must invest 100% of your Account Value at all times in only one of the four GLIA Investment Strategies described below. (Note that the Investment Options available in the GLIA Investment Strategies are also available without the Rider.) All GLIA Investment Options are Variable Account Options; no Fixed Accounts are available with the GLIA Rider.

GLIA Investment Strategy 1 — You may select one or more of the three Investment Options, as long as your allocations add up to 100% and do not exceed the percentage indicated for any particular Investment Option.

Touchstone VST Conservative ETF Portfolio	Touchstone VST Moderate ETF Portfolio	Touchstone VST Aggressive ETF Portfolio
0 – 100%	0 – 100%	0 - 50%

GLIA Investment Strategy 2 — You may select one or more of the four Portfolios, as long as your allocations add up to 100%.

Fidelity VIP Freedom 2010 Portfolio	Fidelity VIP Freedom 2015 Portfolio	Fidelity VIP Freedom 2020 Portfolio	Fidelity VIP Freedom 2025 Portfolio

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GLIA Investment Strategy 3 — You may allocate your investment as follows:

Touchstone VST Moderate ETF Portfolio	Rydex VT Alternative Strategies Allocation Fund
90%	10%

GLIA Investment Strategy 4 — You may select one or more of the Investment Options in one or more columns, as long as your allocations add up to 100% and are within the minimum and maximum allocation percentages indicated for each column.

Minimum Allocation 30% Maximum Allocation 60%	Minimum Allocation 40% Maximum Allocation 70%	Maximum Allocation 20%	Maximum Allocation 10%
Fixed Income	Core Equity	Non Core Equity	Alternative
Fidelity VIP Investment Grade Bond	BlackRock Capital Appreciation V.I.	Columbia Variable Portfolio - Small Cap Value	Morgan Stanley UIF U.S. Real Estate
PIMCO VIT Total Return	Fidelity VIP Asset Manager	DWS Small Cap Index VIP	PIMCO VIT All Asset
Touchstone VST Core Bond	Fidelity VIP Balanced	Fidelity VIP Disciplined Small Cap	PIMCO VIT Commodity RealReturn Strategy
	Fidelity VIP Contrafund	Fidelity VIP Mid Cap	Rydex|SGI VT Alternative Strategies Allocation
	Fidelity VIP Equity-Income	FTVIPT Franklin Small Cap Value Securities	Rydex|SGI VT Managed Futures Strategy
	Fidelity VIP Growth	Invesco Van Kampen V.I. Capital Growth	Rydex|SGI VT U.S. Long Short Momentum
	Fidelity VIP Index 500	Touchstone VST Baron Small Cap Growth	High Yield
	FTVIPT Franklin Growth and Income Securities	Touchstone VST Mid Cap Growth	Fidelity VIP High Income
	FTVIPT Franklin Large Cap Growth Securities	Touchstone VST Third Avenue Value	FTVIPT Franklin Income Securities
	FTVIPT Mutual Shares Securities	International	Touchstone VST High Yield
	Invesco Van Kampen V.I. Comstock	BlackRock Global Allocation V.I.	Short Duration
	Invesco Van Kampen V.I. Mid Cap Value	Fidelity VIP Overseas	PIMCO VIT Low Duration
	Touchstone VST Aggressive ETF	FTVIPT Templeton Foreign Securities	PIMCO VIT Real Return
	Touchstone VST Conservative ETF	FTVIPT Templeton Growth Securities	Touchstone VST Money Market
	Touchstone VST Enhanced ETF	Invesco V.I. International Growth
	Touchstone VST Large Cap Core Equity	Morgan Stanley UIF Emerging Markets Debt
	Touchstone VST Moderate ETF	Morgan Stanley UIF Emerging Markets Equity

For more information regarding these Investment Options, including information relating to their investment objectives and policies, and the risks of investing, see Part 3 of this prospectus as well as the underlying Portfolio prospectuses.  You can obtain a copy of the Portfolio prospectuses by contacting the Administrative Office.  You should read the Portfolio prospectuses carefully before investing.

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Subject to required approvals by federal and state authorities, we reserve the right to add, close, eliminate or substitute the GLIA Investment Strategies, the Investment Options or the underlying Portfolios at any time.

Transfer and Allocation Restrictions

The following limitations apply to your allocations and transfers among the Investment Strategies and the GLIA Investment Options.

•                  Only one investment allocation may be in place at any time.  This allocation applies to all current and future contributions and automatic rebalancing.

•                  Transfers may only be accomplished by making an allocation change.

•                  You can change your allocation within a GLIA Investment Strategy or you can move 100% of your investment from one GLIA Investment Strategy to another GLIA Investment Strategy.

•                  Your first allocation change is allowed 90 days after the Contract Date.  Each allocation change starts a 90-day waiting period before you can make another.

•                 We will automatically rebalance your Investment Options each contract quarter.  The reallocation resulting from automatic rebalancing does not trigger a 90-day waiting period.

•                  You cannot reallocation between the Investment Options within GLIA Investment Strategy 3.  It is a fixed allocation.

Your financial professional or a third party may offer you asset allocation or investment advisory services related to this annuity contract or Rider for an additional fee to be deducted from your contract.  Such fees are considered withdrawals and could cause a Nonguaranteed Withdrawal or make you ineligible to receive a Bonus.  Therefore, if you purchase the GLIA Rider, we do not recommend using this annuity contract to pay for such services.

Contribution Limits

•      Your initial contribution must be at least $25,000 but not more than $1,000,000 if you are 75 or younger ($500,000 if you are 76 or older), without our prior approval.

•      Each additional contribution must be at least $1,000.

•      You cannot make additional contributions after the older Annuitant’s 80th birthday or during the Guaranteed Payment Phase.

•      Your total contributions cannot be more than $1 million if you are 75 or younger ($500,000 if you are 76 or older), without our prior approval.

We reserve the right to refuse to accept additional contributions (on a nondiscriminatory basis) at any time to the extent permitted by law.

Withdrawal Protection for Required Minimum Distributions

If you have a tax-qualified annuity contract (such as an IRA), you may need to withdraw money from this annuity contract in order to satisfy IRS required minimum distributions (RMDs) after you turn 70½.

We will calculate the RMDs with respect to this annuity contract based on the prior calendar year-end fair market value of this annuity contract only.  We do not take into account your other assets or distributions in making this calculation.

Each contract year, you may take the greater of your LPA or your RMD from your GLIA Rider without causing a Nonguaranteed Withdrawal.  The RMD protected from being a Nonguaranteed Withdrawal is limited to the amount for this contract only.  In addition, timing of the withdrawals may be restricted.  We will notify you during the year of the amount you may take (Maximum Amount), and when you may take the Maximum Amount so you can satisfy your RMD obligations without inadvertently taking a Nonguaranteed Withdrawal.  If you take withdrawals that exceed your Maximum Amount or if you do not honor the timing restrictions, any withdrawals greater than LPA will be treated as Nonguaranteed Withdrawals.  See “Effect of Withdrawals” section, above.

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You must take your first annual RMD in the calendar year you turn age 70½.  We reserve the right to make any changes we deem necessary to comply with the tax laws.  You should discuss these matters with your tax advisor prior to electing the GLIA Rider.

Guaranteed Payment Phase

The Guaranteed Payment Phase begins on the date the Account Value decreases to zero, but the Payment Base is more than zero.  During this phase, you will receive automatic payments each Contract Year equal to the LPA on the date of the first payment.

Once the Guaranteed Payment Phase begins, all other rights, benefits, values and charges under the contract, the GLIA Rider and any other Riders, will terminate, except those described in this section and in the “Termination” section below.  We will send you a written notice when the annuity contract enters the Guaranteed Payment Phase.

The payments will continue for your lifetime (or as long as either you or your spouse is alive if you elect the Spousal GLIA Rider).  The Guaranteed Payment Phase will end if the Rider terminates.  See “Cancellation and Termination of Rider” section below.

Contract Structure

While this Rider is in effect:

1.         You must be the Owner and primary Annuitant.  (You may be the beneficial owner through a custodial account.)

2.               Joint Owners are not allowed.

3.               Contingent Annuitants have no effect.

If the Spousal GLIA Rider is elected, in addition to numbers 1-3 above:

4.               You must name your spouse as the spousal Annuitant.

5.               You must name your spouse as the Owner’s Sole Beneficiary and the Annuitant’s Sole Beneficiary.

6.               We will only accept a legal spouse as defined under the federal Defense of Marriage Act (1 U.S.C. §7), which means one spouse of the opposite sex.  Where required by state law, the definition of spouse may be expanded to include a civil union partner or same sex spouse, however, the surviving partner of a civil union or same sex spouse is not afforded the benefits of a surviving spouse beneficiary under Tax Code section 72(s) and will incur a taxable event upon the death of his or her partner.

7.               If you and your spouse are more than 10 years apart in age, the Spousal GLIA Rider is probably not suitable for you.

Removal of Spousal Annuitant

You may remove a Spousal Annuitant as a party, but you cannot add or change a Spousal Annuitant.

The Spousal Annuitant is automatically removed upon a divorce or other legal termination of your marriage.  Once the Spousal Annuitant is removed, lifetime withdrawals under the Spousal GLIA Rider are no longer guaranteed for the lives of both you and your spouse.  You must provide us with notice of the divorce or termination of marriage.  If a spouse is removed, you can name new Owner’s Beneficiaries and Annuitant’s Beneficiaries.

•                  If the Spousal Annuitant is removed, the Rider charge will not be reduced.

•                  If the Spousal Annuitant is removed before the LPA has been established, the LPA will be based on your age at the time of your first withdrawal on or after your Age 60 Contract Anniversary and any Bonus calculations that occur after your spouse is removed will be calculated using your age.

•                  If the Spousal Annuitant is removed after the LPA has been established, the LPA will not be recalculated and any Bonus will be calculated using the age of the younger of either you or your (now removed) spouse.

Cancellation and Termination of Rider

You may cancel the Rider after it has been in effect for five Contract Years.  After the fifth Contract year, you will have a 45-day window following each Contract Anniversary to cancel your Rider.

This Rider will terminate automatically on the earliest of the following dates:

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1.               The date you die (or survivor of you and your spouse dies if you elect the Spousal GLIA Rider);

2.               The date the Payment Base equals zero;

3.               The date a Nonguaranteed Withdrawal reduces the Account Value to zero;

4.               The date before the Age 60 Contract Anniversary that the Account Value equals zero;

5.               The date that you transfer ownership of the contract;

6.               The date you assign the contract or any benefits under the contract or Rider;

7.               The date a Death Benefit is elected under the contract;

8.               On the Maximum Retirement Date, unless you elect to receive your LPA under an Annuity Benefit;

9.               The date you elect an Annuity Benefit under the contract;

10.         The date you cancel this Rider;

11.         The date the contract ends.

Once cancelled or terminated, this Rider may not be reinstated.

Additional Restrictions

The following additional restrictions apply to your annuity contract if you elect the GLIA Rider:

•                  You must be between 50 and 80 years old on the date you elect the Rider.  For the Spousal Rider, the older of you and your spouse must be between 60 and 80 years old on the date you elect the Rider.

•                  The Guaranteed Rate Options and Systematic Transfer Option are not available.

•                  Systematic Transfer Program is not available.

•                  Dollar Cost Averaging is not available.

•                  Choices Plus Required Minimum Distribution Program is not available.

•                  Systematic Contribution Program is not available.

The addition of the GLIA Rider to your annuity contract may not always be in your best interest.  For example: (i) if you are purchasing the GLIA to meet income needs, you should consider whether an immediate annuity is better suited to your situation; (ii) if you are primarily seeking long-term asset growth and do not plan to take withdrawals until more than ten years or more after you purchase the Rider, the benefit of the GLIA Rider may not justify its cost; (iii) if you do not expect to take withdrawals while this Rider is in effect, you do not need the GLIA rider because the benefit is accessed through withdrawals; or (iv) if you are likely to need to take withdrawals prior to the LPA being available or in an amount that is greater than the LPA, you should carefully evaluate whether the GLIA Rider is appropriate, due to the negative effect of Nonguaranteed Withdrawals on your Rider values.  You should consult with your tax and financial advisors and carefully consider your alternatives before deciding if the GLIA Rider is suitable for your needs.

We reserve the right to discontinue offering the GLIA Rider at any time, but this will not affect your GLIA Rider once it is issued.

Examples

Please see Appendix E for hypothetical examples that illustrate how the GLIA Rider works.

Part 7 - Voting Rights

How Portfolio Shares Are Voted

National Integrity is the legal owner of the shares of the Portfolios held by the Separate Account and, as such, has the right to vote on certain matters.  Among other things, we may vote to elect a Portfolio’s Board of Directors, to ratify the selection of independent auditors for a Portfolio, and on any other matters described in a Portfolio’s current prospectus or requiring a vote by shareholders under the 1940 Act.

Whenever a shareholder vote is taken, we give you the opportunity to tell us how to vote the number of shares purchased as a result of contributions to your contract.  We will send you Portfolio proxy materials and a form for giving us voting instructions.

If we do not receive instructions in time from all owners, we will vote shares in a Portfolio for which we have not

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received instructions in the same proportion as we vote shares for which we have received instructions.  As a result of this proportional voting, the vote of a small number of contract owners may determine the outcome of a proposal.  Under eligible deferred compensation plans and certain qualified plans, your voting instructions must be sent to us indirectly, through your employer, but we are not responsible for any failure by your employer to ask for your instructions or to tell us what your instructions are.  We will vote any Portfolio shares that we are entitled to vote directly, because of amounts we have accumulated in our Separate Account, in the same proportion that other owners vote.  If the federal securities laws or regulations or interpretations of them change so that we are permitted to vote shares of the Portfolios or to restrict owner voting, we may do so.

If shares of the Portfolios are sold to separate accounts of other insurance companies, the shares voted by those companies in accordance with instructions received from their contract holders will dilute the effect of voting instructions received by us from our owners.

How We Determine Your Voting Shares

You vote only on matters concerning the Portfolios which correspond to the Variable Account Options in which your contributions are invested on the record date set by the Portfolio’s Board of Directors.  We determine the number of Portfolio shares in each Variable Account Option under your contract by dividing the amount of your Account Value allocated to that Variable Account Option by the net asset value of one share of the corresponding Portfolio as of the record date set by a Portfolio’s Board for its shareholders’ meeting.  We count fractional shares.  The record date for this purpose cannot be more than 60 days before the shareholders’ meeting.  All Portfolio shares are entitled to one vote; fractional shares have fractional votes.

Separate Account Voting Rights

Under the 1940 Act, certain actions (such as some of those described under “Changes in How We Operate” in Part 2) may require contract owner approval.  In that case, you will be entitled to a number of votes based on the value you have in the Variable Account Options.  We will cast votes attributable to amounts we have in the Variable Account Options in the same proportions as votes cast by owners.

Part 8 - Tax Aspects of the Contract

Introduction

The effect of federal income taxes on your annuity contract values, withdrawals and Annuity Benefit payments varies depending on many factors including:

•                  our tax status

•                  the tax status of the contract

•                  the type of retirement plan, if any, for which the contract is purchased

•                  the tax and employment status of the persons receiving payments

The following discussion of the federal income tax treatment of an annuity contract is not designed to cover all situations and is not intended to be tax advice.  It is based upon our understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (IRS) and various courts.  The IRS or the courts may change their views on the treatment of these contracts.  Future legislation may have a negative effect on annuity contracts.  Also, we have not attempted to consider the effect of any state or other tax laws.

Tax laws are complex and they differ depending on whether you own a Qualified or Nonqualified Annuity.  It is important to remember that tax results vary depending on your particular circumstances.  If you are considering buying an annuity contract, making a withdrawal from an annuity contract or selecting an Annuity Benefit, you should consult a qualified tax advisor about your individual situation.  Integrity does not provide tax advice or guarantee the federal, state, or local tax status of any contract or any tax treatment of any transaction involving its contracts.

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Your Contract is an Annuity

•                  You can purchase a Nonqualified Annuity with after-tax dollars.  Taxes on earnings under the Nonqualified Annuity are generally deferred until you make a withdrawal.

•                  You can purchase a Qualified Annuity with after-tax dollars to fund a Roth IRA.  The earnings under a Roth IRA are generally fully excluded from taxable income at distribution, subject to certain rules and limitations.

•                  You can purchase a Qualified Annuity with pre-tax dollars, such as a traditional IRA, or you can contribute pre-tax dollars to an annuity used to fund a qualified retirement plan, such as a 401(k) plan.  Withdrawals from these annuity contracts are generally fully taxable as ordinary income.

This prospectus discusses the basic federal tax rules that apply to Nonqualified Annuities and touches on a few of the special tax rules that apply to Qualified Annuities.

Taxation of Annuities Generally

Section 72 of the Tax Code governs the taxation of annuities.  In general, contributions you put into a Nonqualified Annuity (your “basis” or “investment in the contract”) will not be taxed when you receive those amounts back in a distribution.  You are not generally taxed on the annuity’s earnings until some form of withdrawal or distribution is made under the contract.  However, under certain circumstances, the increase in value may be subject to current federal income tax.  For example, corporations, partnerships, and other non-human owners cannot defer tax on the annuity’s earnings unless an exception applies.  In addition, if an owner transfers an annuity as a gift to someone other than a spouse(9) (or to a former spouse under a court order), all increases in its value are taxed at the time of transfer.  The assignment or pledge of any portion of the value of an annuity contract will be treated as a distribution of that portion.

You can take withdrawals from your contract or you can elect an Annuity Benefit.  For a Nonqualified Annuity, the tax implications are different for each type of distribution.

•                  Withdrawals from a contract before Annuity Benefit payments begin are treated as taxable income to the extent of any gain in the contract.  Withdrawals after all the gain is withdrawn represent your investment in the annuity and are not taxable.  Generally, your investment in the contract equals the contributions you make minus any amounts previously withdrawn that were not treated as taxable income.  Special rules may apply if the contract includes contributions made prior to August 14, 1982 that were transferred to the contract as a tax free exchange.

•       If you elect an Annuity Benefit, part of each payment will be the tax-free return of your investment in the contract, based on a ratio of your investment to your expected return under the contract (exclusion ratio).  The rest of each payment will be taxed as ordinary income.  That means that part of each annuity payment is tax-free and part is taxable.  When all of these tax-free portions add up to your investment in the contract, all remaining payments are taxed as ordinary income.  If the annuity payments end before the total investment is recovered, a deduction for the remaining basis will generally be allowed on the owner’s final federal income tax return.

We may be required to withhold federal income taxes on all distributions unless the eligible recipients elect not to have any amounts withheld and properly notify us of that election.

You may be subject to a tax penalty of 10% on the taxable portion of a distribution from either a Qualified or Nonqualified Annuity unless one of the following conditions applies:

•                you are 59½ or older

•                payment is a result of the owner’s death

•                payment is a result of the owner becoming disabled within the meaning of Tax Code section 72(m)(7)

(9)  Under current federal law, spouse means opposite-sex spouse only.

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•                payment is part of a series of substantially equal periodic payments paid at least annually, where the amount is determined by the life expectancy of the owner or joint life expectancy of the owner and a beneficiary

•                payment is under a qualified funding asset as defined in Section 130(d) of the Tax Code

•                payment is under certain types of qualified plans held by the employer until the employee separates from service

•                payment is under an immediate annuity as defined in Tax Code Section 72(u)(4) (Nonqualified Annuities only)

•                payment is for the purchase of a first home (distribution up to $10,000) (IRA only)

•                payment is for certain higher education expenses (IRA only)

•                payment is for certain deductible medical expenses (IRA only)

•                you have received unemployment compensation under a federal or state program for at least 12 consecutive weeks and the distributions do not exceed the amount paid for health insurance coverage for yourself, your spouse and your dependents (IRA only).

The IRS will treat all annuity contracts issued by us or our affiliates to one owner during any calendar year as a single contract in measuring the taxable income that results from surrenders and withdrawals under any one of the contracts.

Tax Treatment of Living Benefits

If you elect a GLIA Rider, withdrawals of your Lifetime Payout Amount (LPA) are taxable as income to the extent that the Account Value exceeds your investment in the contract.  Once you have withdrawn all of the gain and then recover the entire investment in the annuity contract, if additional payments are made under the GLIA Rider, those payments are taxable.

Tax-Favored Retirement Programs

An owner can use this annuity with certain types of qualified retirement plans that receive favorable tax treatment under the Tax Code.  Numerous tax rules apply to the participants in qualified retirement plans and to the contracts used in connection with those plans.  These tax rules vary according to the type of plan and the terms and conditions of the plan itself, regardless of the terms and conditions of the contract.  Special rules also apply to the time at which distributions must begin and the form in which the distributions must be paid.  Also, we do not offer loans through our annuity contracts even if the qualified plan allows for them.

Annuities in Qualified Plans

IRAs and qualified retirement plans, such as 401(k) plans, provide you with tax-deferred growth and other tax advantages.  If you are investing in a variable annuity through a qualified retirement plan (such as a 401(k) or IRA), you will get no additional tax advantage from the variable annuity.  Under these circumstances, consider buying a variable annuity only if it makes sense because of the annuity’s other features, such as the Death Benefit, Annuity Benefit or optional Riders.

Required Minimum Distributions (RMDs)

If you have a Qualified Annuity (other than a Roth IRA), you may need to withdraw money from this annuity contract in order to satisfy the RMDs required by the Tax Code after you turn 70½.  We will calculate the RMDs with respect to this annuity contract based on the prior calendar year-end fair market value of this annuity contract only.  We do not take into account your other assets or distributions in making this calculation.  You should discuss these matters with your tax advisor.

If your contract provides an additional benefit, such as an enhanced death benefit or if you have elected the optional GLIA Rider, the fair market value of your contract may increase by the actuarial present value of those benefits.  Therefore, the amount of the RMD you must take may increase.

Failure to comply with the RMD rules applicable to qualified contracts may result in the imposition of an excise tax.  This excise tax generally equals 50% of the amount by which an RMD exceeds the actual distribution from the contract.

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Roth IRAs do not require distributions at any time prior to the owner’s death.

Inherited IRAs

The death benefit paid under this contract may be extended as an inherited IRA.  This occurs if, after the death of the owner of an IRA, the owner’s beneficiary directs that the death proceeds be titled as an inherited IRA.  The owner’s beneficiary on the original IRA contract will become the inherited IRA owner and may name his or her own beneficiary in the event of death.

The inherited IRA owner may invest in the Investment Options available under the current version of the contract.  Fees and charges will continue to apply and no additional contributions can be made.  The inherited IRA owner must take RMDs beginning on or before December 31 of the calendar year after the original owner’s death.  If the beneficiary is a spouse and has elected this option, distributions may begin at the end of the calendar year in which the owner would have reached age 70½, if later.

Exchanges and Transfers

In some circumstances, you may move money tax-free from one annuity to another.  Money can be moved from one Nonqualified Annuity to another under section 1035 of the Tax Code.  This is usually called a “1035 exchange.”  Money can be moved from an IRA or from other qualified plan, such as a 401(k) plan or 403(b) tax sheltered annuity, to another IRA.  This may be done by means of a rollover or a trustee-to-trustee transfer.

Money invested in this annuity contract is not available for exchange under section 1035 of the Tax Code or for a trustee-to-trustee transfer as long as it is subject to a withdrawal charge.  You cannot use your Free Withdrawal Amount as an exchange under section 1035 of the Tax Code or for a trustee-to-trustee transfer.

You cannot roll over from a SIMPLE IRA during the first two years of participation in the SIMPLE IRA and you cannot roll over after-tax contributions that are included in the other plans.

Tax laws are complex and your individual situation is unique.  You should always consult a tax advisor before you move or attempt to move assets from one annuity to another annuity, contract or plan.

Federal and State Income Tax Withholding

We are required to withhold federal income taxes on all distributions from your annuity contract. If you are eligible, you may elect not to have any amounts withheld if you provide notice to us in Good Order.  Also, certain states have indicated that we must apply withholding to payments made to their residents.  Generally, an election out of federal withholding will also be considered an election out of state withholding.

Impact of Taxes on the Company

We may charge the Separate Account for taxes.  We can also set up reserves for taxes.

Transfers among Investment Options

There will not be any current tax liability if you transfer any part of the Account Value among the Investment Options in your contract.

Part 9 — Additional Information

Systematic Withdrawal Program

We offer a program that allows you to pre-authorize periodic withdrawals from your contract prior to your Retirement Date.  You can choose to have withdrawals made monthly, quarterly, semi-annually or annually and can specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is to be made.  If you do not select how often you want to receive withdrawals, we will make them on a monthly basis.  You may specify a dollar amount or an annual percentage to be withdrawn, such as the Free Withdrawal Amount.  The

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minimum Systematic Withdrawal is $100.  If you do not have enough Account Value to make the withdrawal you have specified, no withdrawal will be made and your enrollment in the program will end.  You may specify an account for direct deposit of your Systematic Withdrawals.  Direct deposit is required for monthly withdrawals.  Withdrawals under this program are subject to withdrawal charges, if any (see Part 4, section titled “Withdrawal Charge”) and to income tax and a 10% tax penalty if you are under age 59½.  See Part 8.

To enroll in our Systematic Withdrawal Program, send the appropriate form to our Administrative Office.  You may terminate your participation in the program upon prior written notice.  We may terminate or change the Systematic Withdrawal Program at any time.

Income Plus Withdrawal Program

We offer an Income Plus Withdrawal Program that allows you to pre-authorize substantially equal periodic withdrawals, based on your life expectancy as defined by the Tax Code, from your contract anytime before you reach age 59½.  You will not have to pay a tax penalty for these withdrawals, but they will be subject to ordinary income tax.  See Part 8.  Once you begin receiving your withdrawals under this program, you should not change or stop the withdrawals until the later of:

•                       the date you reach age 59½; and

•                       five years from the date of the first withdrawal under the program.

If you change or stop the withdrawals or take an additional withdrawal, you may have to pay a 10% penalty tax that would have been due on all prior withdrawals made under the Income Plus Withdrawal Program before you reached the date described above, plus interest.

You may choose to have withdrawals made monthly, quarterly, semi-annually or annually and may specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is made.  You may specify an account for direct deposit of your withdrawals.  Direct deposit is required for monthly withdrawals.  We will calculate the amount of the withdrawals subject to a $100 minimum.  We are not responsible for any tax or other liability you may incur if our good faith calculations are not correct.  You should consult with your tax advisor to ensure these withdrawals are appropriate to your situation.

If on any withdrawal date you do not have enough Account Value to make the withdrawal you have specified, no withdrawal will be made and your enrollment in the program will end.

To enroll in our Income Plus Withdrawal Program, send the appropriate form to our Administrative Office.  You may end your participation in the program upon prior written notice.  We may terminate or change the Income Plus Withdrawal Program at any time.  This program is not available in connection with the Systematic Withdrawal Program.  Withdrawals under this program are subject to withdrawal charges, if any.  See Part 4, section titled “Withdrawal Charge”.

This program is not available with the GLIA Rider. See Part 6, section titled “Guaranteed Lifetime Income Advantage Rider.”

Choices Plus Required Minimum Distribution Program

We offer a Choices Plus RMD Program that allows you to pre-authorize withdrawals from your Qualified Annuity contract after you attain age 70½.  The Tax Code requires that you take minimum distributions from most Qualified Annuity contracts beginning on or before April 1st of the calendar year following the calendar year in which you turn 70½ years old.  These withdrawals are subject to ordinary income tax.  See Part 8.

You can choose the Choices Plus RMD Program at any time if you are age 70½ or older.  You can elect this option by sending the election form to our Administrative Office.  You can choose to have withdrawals made monthly, quarterly, semiannually, or annually and can specify the day of the month (other than the 29th, 30th, or 31st) on which the withdrawal is made.  You may specify an account for direct deposit of your withdrawals.  Direct deposit is required for monthly withdrawals.  We will calculate the amount of the withdrawals using current IRS guidance.  We are not responsible for any tax or other liability you may incur if our good faith

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calculations are not correct.  You should consult with your tax advisor to ensure these withdrawals are appropriate to your situation.

Withdrawals of Account Value that are made as part of the Choices Plus program are not subject to withdrawal charges or MVAs, as long as you do not take additional withdrawals that would exceed your Free Withdrawal Amount when combined with the RMD amount.  You may end your participation in the program upon prior written notice.  We may terminate or change the Choices Plus RMD Program at any time.

This program is not available with the GLIA Rider.  See Part 6, section titled “Guaranteed Lifetime Income Advantages, Required Minimum Distributions.”

Dollar Cost Averaging Program

Dollar cost averaging refers to the practice of investing the same amount in the same Variable Account Option at regular intervals (such as once a month), regardless of market conditions.  Thus, you automatically buy more Units when the price is low and fewer when the price is high.  Over time, you may reduce the risk of buying Units when their cost is highest.  Dollar cost averaging does not assure a profit and does not protect against investment losses.

We offer a Dollar Cost Averaging Program under which we transfer contributions that you have allocated to the Touchstone VST Money Market Fund to one or more Variable Account Options on a monthly, quarterly, semi-annual or annual basis.  You must tell us how much you want transferred into each Variable Account Option.  The minimum transfer to each Variable Account Option is $100.  We will not charge a transfer charge under our Dollar Cost Averaging Program, and these transfers will not count toward the 12 free transfers you may make in a Contract Year.

To enroll in our Dollar Cost Averaging Program, send the appropriate form to our Administrative Office.  You may terminate your participation in the program upon prior written notice.  We may terminate or change the Dollar Cost Averaging Program at any time.  If you do not have enough Account Value in the Touchstone VST Money Market Fund to transfer to Variable Account Option specified, no transfer will be made and your enrollment in the program will end.

This program is not available with the GLIA Rider.  See Part 6, section titled “Guaranteed Lifetime Income Advantage Rider.”

Systematic Transfer Program

We also offer a Systematic Transfer Program where we accept new contributions into a Systematic Transfer Option (STO), which is a Fixed Account, and make transfers out of the STO to one or more Variable Account Options on a monthly or quarterly basis.  We will transfer your STO contributions in approximately equal installments of at least $1,000 over either a six-month or a one-year period, depending on the option you select.  If you do not have enough Account Value in the STO to transfer to each Variable Account Option specified, a final transfer will be made on a pro rata basis and your enrollment in the program will end.  All interest accrued and any Account Value remaining in the STO at the end of the period during which transfers are scheduled to be made will be transferred at the end of that period on a pro rata basis to the Variable Account Options you chose for this program.  You cannot transfer Account Value into the STO.

We will not charge a transfer charge under our Systematic Transfer Program, and these transfers will not count toward the 12 free transfers you may make in a Contract Year.  See Part 4, section titled “Transfer Charge.”

To enroll in our Systematic Transfer Program, send the appropriate form to our Administrative Office.  We can end the Systematic Transfer Program in whole or in part, or restrict contributions to the program.  This program may not be currently available in some states.

This program is not available with the GLIA Rider.  See Part 6, section titled “Guaranteed Lifetime Income Advantage Rider.”

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Customized Asset Rebalancing Program

Asset rebalancing allows you to maintain a diversified investment mix that is appropriate for your goals and risk tolerance.  Because your different Investments Options will experience different gains and losses at different times, your asset allocation may shift from your preferred mix.  Asset rebalancing periodically resets your investments to your original allocations, ensuring that your asset mix stays in line with your investment strategy.

We offer a Customized Asset Rebalancing Program that allows you to establish a rebalancing allocation and determine how often the Account Value in your currently available Variable Account Options will rebalance to that allocation.  You can choose to rebalance monthly, quarterly, semi-annually or annually.

The Account Value in the currently available Variable Account Options will automatically be rebalanced back to your rebalancing allocation percentages by selling all existing Units subject to rebalancing and repurchasing Units according to your rebalancing allocation.  You will receive a confirmation notice after each rebalancing.  Variable Account Options that are closed to new purchases and Fixed Accounts are not included in the Customized Asset Rebalancing Program.

A transfer request or a reallocation of your Account Value does not change your rebalancing allocation.  You must provide specific instructions if you wish to change your rebalancing allocations.  We do not charge a transfer charge for transfers under our Customized Asset Rebalancing Program, and the transfers do not count toward your 12 free transfers.  See Part 4, section titled “Transfer Charge.”

To enroll in our Customized Asset Rebalancing Program, send the appropriate form to our Administrative Office.  Other allocation programs, such as Dollar Cost Averaging, may not work with the Customized Asset Rebalancing Program.  You should, therefore, monitor your use of other programs, as well as transfers and withdrawals, while the Customized Asset Rebalancing Program is in effect.  You may terminate your participation in the program upon prior written notice.  We may end or change the Customized Asset Rebalancing Program at any time.  We recommend you consult with your financial professional when establishing your investment portfolio.

This program is not available with the GLIA Rider.  See Part 6, section titled “Guaranteed Lifetime Income Advantage Rider.”

Systematic Contributions Program

We offer a program for systematic contributions that allows you to pre-authorize monthly, quarterly, or semi-annual withdrawals from your checking account to make your contributions to your annuity contract.  To enroll in this program, send the appropriate form to our Administrative Office.  You or we may end your participation in the program with 30 days’ prior written notice.  We may end your participation if your bank declines to make any payment.  The minimum amount for systematic contributions is $100 per month.

Contributions to the GLIA Investment Options may not be made via the Systematic Contribution program.  See Part 6, section titled “Guaranteed Lifetime Income Advantage Rider.”

Legal Proceedings

National Integrity is a party to litigation and arbitration proceedings in the ordinary course of its business.  None of these matters is expected to have a material adverse effect on National Integrity.

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Financial Statements	4

If you would like to receive a copy of the Statement of Additional Information, please write:

Administrative Office

National Integrity Life Insurance Company

15 Matthews Street #200

Goshen, New York 10924

ATTN: Request for SAI of Separate Account II

Part 10 - Prior Contracts

If you are a current contract owner, you should note that some of the options, features, and charges of your Pinnacle contract differ from those in the Pinnacle contract we are currently offering via this prospectus.  Material differences in prior versions of the Pinnacle contract are described below.  The dates given are the approximate and will vary state by state.  Please check your contract and the prospectus you received when you purchased your annuity if you are uncertain about whether these features are in your contract.

Pinnacle V, IV, III, II and I Contracts issued before May 1, 2011

Total Annual Portfolio Operating Expenses for the Portfolios you may purchase in addition to those in the table in Part 1 of this prospectus are listed below.(10)  A brief description for each fund is also listed below the tables.

Gross and Net annual expenses as a percentage of average net assets in each Portfolio:

Portfolio	Management Fees	12b-1 Fee or Service Fee	Other Expenses	Acquired Funds Fees and Expenses	Total Annual Gross Expenses	Total Annual Net Expenses
Columbia VP — Mid Cap Value Opportunity, Class 1.(11), (12)	0.76%	0.00%	0.15%	N/A	0.91%	0.89%
Rydex|SGI VT Multi-Hedge Strategies (13)	1.28%	0.00%	2.11%	0.12%	3.51%	3.38%

Examples

The examples that follow are intended to help you compare the cost of investing additional contributions in this contract with the cost of investing in other variable annuity contracts.  Each example assumes that you invest $10,000 in the contract for the time period indicated.  Each example also assumes that your investment has a 5% return each year.  Your actual costs may be higher or lower.

The following example includes withdrawal charges, the annual administrative charge, the mortality and expense risk charge, and maximum Portfolio operating expenses.  The cost of optional Riders is not included.  Based on these assumptions, your costs would be:

(10)  Pinnacle I, II and III also contain portfolios in which you may purchase a class of shares that is different from the table in Part 1 of this prospectus. See section below titled “Pinnacle I, II and III - Contracts issued before February 5, 2002”.

(11)  Expenses have been adjusted to reflect current fees.

(12)  The fund’s advisor has contractually agreed to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2012, unless sooner terminated at the sole discretion of the fund’s board. Any amounts waived will not be reimbursed by the fund.  Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), will not exceed 0.895%.

(13)  “Other Expenses” include 2.09% in Short Dividend Expense, which occurs because the fund short-sells equity securities to gain the inverse exposure necessary to meet their respective investment objectives. The fund must pay out the dividend rate of the equity security to the lender and records this as an expense of the fund and reflects the expense in its financial statements. However, any such dividend on a security sold short generally has the effect of reducing the market value of the shorted security — thus increasing the fund’s unrealized gain or reducing the fund’s unrealized loss on its short sale transaction. Short Dividend Expense is not a fee charged to the shareholder by the advisor or other service provider. Rather, it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of the fund.

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If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,256	$2,158	$3,049	$5,425

If you keep your contract in force or select an Annuity Benefit with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$556	$1,658	$2,749	$5,425

Descriptions of additional funds are provided below.  There are no guarantees that a fund will achieve its objective.  You should read each fund’s prospectus carefully before investing.

Columbia Variable Portfolio — Mid Cap Value Opportunity Fund

The Columbia Variable Portfolio — Mid Cap Value Opportunity Fund seeks long-term growth of capital.  Under normal circumstances, the fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell Midcap Value Index, which the advisor believes are undervalued.  The fund may invest up to 25% of total assets in foreign securities.  The fund also may invest in any economic sector and, at times, may emphasize one or more particular sectors.  This fund is a series of the RiverSource Variable Series Trust.  Columbia Management Investment Advisers, LLC is the investment advisor to the fund.

Rydex|SGI VT Multi-Hedge Strategies Fund

The Rydex|SGI VT Multi-Hedge Strategies Fund seeks long-term capital appreciation with less risk than traditional equity funds.  The fund pursues multiple investment styles that correspond to investment strategies widely employed by hedge funds (e.g., long/short equity, equity market neutral, fixed income strategies, global macro and merger arbitrage). The allocation to these strategies is based on a proprietary evaluation of their risk and return characteristics. Security Investors, LLC is the investment advisor to the fund.

Guaranteed Lifetime Income Advantage Rider - Available on Pinnacle V contracts offered from February 25, 2008 to February 28, 2010

This Rider is the same as the Rider currently offered (see Part 6) except that the Withdrawal Percentages and Bonus Percentages were as follows:

Age of (younger) Annuitant at Time of the First Withdrawal	Withdrawal Percentage
60-64	4.50%
65-69	5.00%
70-74	5.50%
75-79	6.00%
80 and above	7.00%

Age of (younger) Annuitant at Time of Bonus Calculation	Bonus Percentage
69 or below	5.00%
70-74	5.50%
75-79	6.00%
80 and above	7.00%

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Guaranteed Lifetime Income Advantage Rider - Available on Pinnacle V contracts offered from February 25, 2008 to March 1, 2009

This Rider is the same as the Rider currently offered (see Part 6) except the GLIA Rider charge was lower.

Separate Account Annual Expenses as a percentage of value charged

	Maximum Charge	Current Charge
Mortality and Expense Risk Charge(14)	1.55%	1.55%
Optional Guaranteed Lifetime Income Advantage — Individual Charge(15)	1.20%	0.60%
Optional Guaranteed Lifetime Income Advantage — Spousal Charge (11)	1.60%	0.80%
Highest Possible Total Separate Account Annual Expenses(16)	3.15%	2.35%

Guaranteed Minimum Withdrawal Benefit - Available on Pinnacle V contracts offered from September 10, 2007 to February 24, 2008

The GMWB, which we referred to as the “Guaranteed Lifetime Income Advantage” in our marketing material, was an optional benefit Rider, which you might have purchased for an additional fee.  The GMWB Rider guarantees that you can withdraw a certain amount each Contract Year as long as the Rider is in effect and you limit your withdrawals to the amount available under the Rider.  If you withdraw more than the amount available under the Rider, your guaranteed values will usually decrease.  Once you purchase this Rider, you cannot voluntarily terminate or cancel it for 10 years.

Definitions

In addition to the definitions located in the Glossary at the beginning of this prospectus, we use the following terms to describe how the GMWB Rider works:

Annual Processing Date is the close of business on the day before a Contract Anniversary.  If the Annual Processing Date is not a Business Day, we will use the values from the next Business Day for all calculations occurring on the Annual Processing Date.  If a Withdrawal is taken on an Annual Processing Date, we will process the Withdrawal first.  Then we will deduct the Annual Administrative Charge, if applicable and the Rider fee.  See Part 4.  After deduction of the fees, we will apply a Bonus, if any, and then determine whether to Step-Up the Guaranteed Withdrawal Balance.

Bonus is an increase in the Guaranteed Withdrawal Balance on an Annual Processing Date during the Bonus period if you have taken no withdrawals during that Contract Year.

GMWB Investment Option Portfolios are the Portfolios available within the GMWB Investment Options.

Guaranteed Annual Withdrawal Amount (GAWA) is the amount we guarantee to be available for Withdrawal each Contract Year until the Guaranteed Withdrawal Balance is depleted.  The initial GAWA is set at 5% of the initial Guaranteed Withdrawal Balance.

Guaranteed Payment Phase begins when the Account Value of your contract is zero but either the Guaranteed Withdrawal Balance or the Lifetime Payout Amount is more than zero.

Guaranteed Withdrawal Balance (GWB) is the total amount we guarantee to be available for withdrawals while the Rider is in effect.  The initial GWB is equal to your initial contribution.  The maximum GWB permitted at any time is $5 million.

(14)  Assessed daily on the amount allocated to the Variable Account Options

(15)  Assessed quarterly based on the Payment Base-see Part 6; only one of the GLIA Riders, either Individual or Spousal, can be elected.

(16)  The highest possible total separate account annual charges reflect the election of the Spousal GLIA.

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Lifetime Payout Amount (LPA) is the amount we guarantee to be available for withdrawal each Contract Year during the life of the primary Annuitant, once that amount is determined.  We determine the initial LPA on the Annual Processing Date prior to the Contract Anniversary on or after which the primary Annuitant reaches age 65.  Once the primary Annuitant turns 65 anytime during the Contract Year, you must still wait until the next Annual Processing Date for the LPA to be calculated.  If the primary Annuitant is already age 65 when you purchase the Rider, the LPA is determined on the Contract Date.  The initial LPA is set at 5% of the GWB.

Reset is a reduction in the GWB, which may occur any time you withdraw more than your GAWA during a Contract Year.

Step-Up is an increase in the GWB to equal the Account Value if the Account Value is greater than the GWB on an Annual Processing Date.

Withdrawal, for purposes of the GMWB, means the amount withdrawn plus income taxes that we withhold from the amount withdrawn, but does not include any applicable withdrawal charge.  A withdrawal charge may still be deducted from your Account Value.  See “Withdrawal Charge” in Part 4 and the “Other Important Facts About Withdrawals” section below.

Overview of the GMWB Rider

If you elected the GMWB Rider, we will separately track two values: the Account Value under your contract and the GWB under your GMWB Rider.  Market performance, contributions and Withdrawals affect both values, but in different ways.

Market Performance

Your Account Value increases or decreases daily due to the performance of the GMWB Investment Option Portfolios you choose.  In contrast, the GWB is affected by market performance only when we apply a Step-Up or Reset.

•                  If the value of your GMWB Investment Option Portfolios increases due to market performance, your GWB may increase when we apply a Step-Up.

•                  If the value of your GMWB Investment Option Portfolios decreases due to market performance, your GWB may decrease if we apply a Reset.

Contributions and Withdrawals

Your contributions increase both your Account Value and your GWB dollar-for-dollar.  Withdrawals decrease your Account Value dollar-for-dollar.  However, the effect of Withdrawals on your GWB can be significantly greater than dollar-for-dollar depending on the amounts you withdraw in each Contract Year.  See the section below titled “Effect of Withdrawals and Reset.”

GMWB Fee

We charge a fee for the GMWB Rider of 0.60% on each Annual Processing Date while the GMWB is in effect.  The 0.60% fee is multiplied by the Adjusted GWB.  The Adjusted GWB is the GWB at the end of the prior Annual Processing Date, plus any additional contributions you made during the current Contract Year.  We will deduct the fee from your GMWB Investment Option Portfolios in the same proportion that the value of each of the Portfolios bears to the Account Value (pro-rata).  If the GMWB Rider terminates on any day other than an Annual Processing Date, we will charge a proportional share of the fee for the part of the Contract Year the Rider was in effect.  We do not deduct the fee during the Guaranteed Payment Phase.  This fee decreases your Account Value dollar-for-dollar, but does not decrease your GWB.

We reserve the right to increase the annual GMWB Rider fee up to 1.20%.  If we do increase the fee, we will give you prior written notice of the increase and an opportunity to reject the increase.  If you reject the increase by giving us written notice, your fee will remain at the then-current rate, but you will not receive any Step-Ups that would otherwise take place after the effective date of the Rider fee increase.  Your decision to reject an increase is permanent and once an increase is rejected, you will not receive additional Step-Ups.  If you do not reject the increase in writing, the annual fee for your GMWB Rider will increase and you will continue to receive Step-Ups under the terms of the Rider.  We may implement more than one Rider fee increase, up to

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the maximum annual fee of 1.20%.  Once you have rejected a fee increase, you will no longer be eligible to receive notice of or accept additional fee increases.

Separate Account Annual Expenses as a percentage of value charged

	Maximum Charge	Current Charge
Mortality and Expense Risk Charge(17)	1.55%	1.55%
Optional Guaranteed Minimum Withdrawal Benefit Charge(18)	1.20%	0.60%
Highest Possible Total Separate Account Annual Expenses	2.75%	2.15%

Reset and the Effect of Withdrawals on Your GWB and GAWA

Each time you make a Withdrawal, we decrease the GWB.  As long as your total Withdrawals in any Contract Year are less than or equal to the GAWA, we will simply decrease the GWB dollar-for-dollar.

However, once your total Withdrawals during a Contract Year are more than the GAWA, we will lower or “Reset” the GWB to equal the Account Value, if your Account Value is less than the GWB.  Then, each time you take an additional Withdrawal during that Contract Year, if your Account Value is less than the GWB immediately after each Withdrawal, we will again Reset the GWB to equal the Account Value.  This Reset can have a significant negative effect on your GWB and GAWA, especially in a declining market.

Each time we Reset the GWB, we also recalculate the GAWA.  The new GAWA will be the lesser of:

•                  the GAWA before the Withdrawal; or

•                  5% of the Account Value after the Withdrawal.

If you withdraw more than your GAWA in any Contract Year, you may reduce or eliminate your guaranteed values.

Effect of Withdrawals on Your LPA

After we determine the LPA, if you limit your Withdrawals in each Contract Year to the LPA, you may continue to receive the LPA even if your Account Value reduces to zero as long as the primary Annuitant is alive and the GMWB Rider is in effect.  See the section below titled “Guaranteed Payment Phase.”

However, once your total Withdrawals during a Contract Year are more than the LPA, we will recalculate the LPA.  The new LPA will be the lesser of:

•                  the LPA before the Withdrawal; or

•                  5% of the greater of

•                  the Account Value after the Withdrawal; or

•                  the new GWB

If you take any Withdrawals before we determine the LPA, the initial amount of the LPA may be less than the GAWA.  If you withdraw more than your LPA in any Contract Year, you may reduce or eliminate your guaranteed values.

Other Important Facts about Withdrawals:

•                  The GAWA and LPA are not cumulative.  If you withdraw less than the GAWA or LPA in any Contract Year, you cannot carry over or add the remaining GAWA or LPA to Withdrawals made in future years.

•                  If you withdraw more than your Free Withdrawal Amount (10% in any Contract Year) a withdrawal charge may apply, even if the Withdrawal amount is less than your GAWA or LPA.  A Withdrawal charge applies to each contribution for the first 7 years after you make that contribution.  See Part 4, section titled “Withdrawal

(17)  Assessed daily on the amount allocated to the Variable Account Options

(18)  Assessed annually based on the Adjusted GWB - See Part 6

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Charge” and Part 5, section titled “Withdrawals.”  The withdrawal charge is deducted from your Account Value, but not from your GWB.

•                  Withdrawals will be taken pro-rata from your GMWB Investment Option Portfolios.  You cannot make a Withdrawal from specific Portfolios.

•                  If you take Withdrawals under our required minimum distribution program (see following “Required Minimum Distributions”), we will not Reset the GWB, or recalculate the GAWA and/or the LPA, even where a Withdrawal exceeds the GAWA and/or LPA for a Contract Year.

•                  The taxable portion of your Withdrawals is taxed as ordinary income.  You may be subject to a 10% tax penalty if you are under 59½ at the time of the Withdrawal.

Bonus

We will increase your GWB if you make no Withdrawals in a Contract Year during the GMWB Bonus period.  The GMWB Bonus period is the lesser of:

•                  the first 10 Contract Years; or

•                  each Contract Year up to and including the Contract Year in which the primary Annuitant reaches age 80.

The Bonus amount is 5% of the sum of all contributions minus 5% of the sum of all Withdrawals.  We calculate and apply the Bonus on the Annual Processing Date before any Step-Up that may be applied.

Each time we apply a Bonus to the GWB, we will recalculate the GAWA.  The new GAWA will be the greater of:

•                  the GAWA before the Bonus; or

•                  5% of the GWB after the Bonus.

Each time we apply a Bonus to the GWB after the LPA has been determined, we will recalculate the LPA.  The new LPA will be the greater of:

•                  the LPA before the Bonus; or

•                  5% of the GWB after the Bonus.

Step-Up

Your GWB may increase due to favorable market performance.  On each Annual Processing Date up to and including the 30th Annual Processing Date as long as the GMWB Rider is in effect, we will compare your Account Value to your GWB.  If your Account Value is greater than the GWB, we will increase or “step up” the GWB to equal the Account Value, up to the maximum GWB of $5 million.

Each time we apply a Step-Up, we will recalculate the GAWA.  The new GAWA will be the greater of:

•                  the GAWA before the Step-Up; or

•                  5% of the GWB after the Step-Up.

Each time we apply a Step-Up after the LPA has been determined, we will recalculate the LPA.  The new LPA will be the greater of:

•                  the LPA before the Step-Up; or

•                  5% of the GWB after the Step-Up.

Additional Contributions

Your GWB will increase dollar-for-dollar by the amount of any additional contribution, up to the maximum GWB of $5 million.

Each time you make an additional contribution, we will recalculate the GAWA.  The new GAWA will be the lesser of:

•                  the GAWA before the additional contribution, plus 5% of the additional contribution; or

•                  5% of the GWB after the additional contribution.

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Each time you make an additional contribution after the LPA has been determined, we will recalculate the LPA.  The new LPA will be the lesser of:

•                  the LPA before the additional contribution, plus 5% of the additional contribution; or

•                  5% of the GWB after the additional contribution.

Contribution Limits

Additional contributions must be at least $1,000 and cannot be more than any amount that would cause the total additional contributions in that Contract Year to be greater than $100,000, or would cause the Account Value to exceed $5 million.

We reserve the right to refuse to accept additional contributions at any time after the first Contract Anniversary to the extent permitted in the state we issue your contract, and subject to the requirements of tax qualified retirement plans, including IRAs.  If we refuse to accept additional contributions, we will do so on a nondiscriminatory basis.  You cannot make additional contributions after the Annuitant’s 80th birthday or during the Guaranteed Payment Phase.

GMWB Investment Options

If you elect to purchase the GMWB Rider, you must invest 100% of your Account Value at all times in only one of the three GMWB Investment Options described below.

GMWB Investment Option 1 — You may invest 100% in the three GMWB Investment Option Portfolios listed below.  You may select one or more of the three Portfolios, as long as your allocations add up to 100% and do not exceed the percentage indicated for any particular Portfolio.

Touchstone VST Conservative ETF Portfolio	Touchstone VST Moderate ETF Portfolio	Touchstone VST Aggressive ETF Portfolio
0 – 100%	0 – 100%	0% - 50%

GMWB Investment Option 2 — You may invest 100% in the four GMWB Investment Option Portfolios listed below.  You may select one or more of the four Portfolios, as long as your allocations add up to 100%.

Fidelity VIP Freedom 2010 Portfolio	Fidelity VIP Freedom 2015 Portfolio	Fidelity VIP Freedom 2020 Portfolio	Fidelity VIP Freedom 2025 Portfolio

GMWB Investment Option 3 — You may invest 100% in the GMWB Investment Option Portfolios listed below.  You may select more than one Portfolio in each category and Portfolios in more than one category, but your total allocations must add up to 100% and your allocations in each category must stay within the specified range for that category.  You must allocate a minimum of 35% to the Fixed Income Portfolios.

Fixed Income Portfolios Category	Cash Equivalents Category
35% - 100%	0 – 10%
Fidelity VIP Investment Grade Bond, Service Class 2	Touchstone VST Money Market
Touchstone VST Core Bond

Core Equity Portfolios Category	Other Portfolios Category
0 – 65%	0 – 10%
Fidelity VIP Asset Manager, Service Class 2	DWS Small Cap Index VIP, Class B
Fidelity VIP Balanced, Service Class 2	Fidelity VIP Disciplined Small Cap, Service Class 2
Fidelity VIP Contrafund, Service Class 2	Fidelity VIP Growth, Service Class 2
Fidelity VIP Equity-Income, Service Class 2	Fidelity VIP High Income, Service Class 2
Fidelity VIP Index 500, Service Class 2	Fidelity VIP Mid Cap, Service Class 2
FTVIPT Franklin Growth and Income Securities, Class 2	Fidelity VIP Overseas, Service Class 2
FTVIPT Franklin Large Cap Growth Securities, Class 2	FTVIPT Franklin Income Securities, Class 2
FTVIPT Mutual Shares Securities, Class 2	FTVIPT Franklin Small Cap Value Securities, Class 2
FTVIPT Templeton Growth Securities, Class 2	Invesco Van Kampen V.I. Capital Growth, Series II

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FTVIPT Templeton Foreign Securities, Class 2	Morgan Stanley UIF Emerging Markets Equity, Class II
Invesco Van Kampen V.I. Comstock, Series II	Morgan Stanley UIF U.S. Real Estate, Class II
Morgan Stanley UIF Emerging Markets Debt, Class II	Touchstone VST Baron Small Cap Growth
Touchstone VST Large Cap Core Equity	Touchstone VST Enhanced ETF
Touchstone VST Mid Cap Growth
Touchstone VST Third Avenue Value
Touchstone VST High Yield

For more information regarding these Portfolios, including information relating to their investment objectives and policies, and the risks of investing, see Part 3 of this prospectus as well as the prospectuses for the applicable Portfolios.  You can obtain a copy of the Portfolio prospectuses by contacting the Administrative Office.  You should read the Portfolio prospectuses carefully before investing.

Subject to required approvals by federal and state authorities, we reserve the right to add, close, eliminate or substitute GMWB Investment Options or Portfolios at any time.

Transfer and Allocation Restrictions

The following special limitations apply to your allocations and transfers among the GMWB Investment Options and the GMWB Investment Option Portfolios.

•                 Only one investment allocation may be in place at any time.  This allocation applies to all current and future contributions and automatic rebalancing.

•                  No transfers are allowed.

•                  To change your investment allocation, you can change your allocation among the GMWB Investment Option Portfolios, or you can move 100% of your investment from one GMWB Investment Option to another GMWB Investment Option.

•                  Your first allocation change is allowed 90 days after the Contract Date, and no more than once every 90 days after that.  Each allocation change starts a 90-day waiting period before you can make another.

•                  We will automatically rebalance your GMWB Investment Option Portfolios each contract quarter.  The reallocation resulting from automatic rebalancing does not count against your allocation change allowed once every 90 days.

Your financial professional or a third party may offer you asset allocation or investment advisory services related to this contract or Rider for an additional fee to be deducted from your contract.  Such fees are considered Withdrawals and could cause a Reset or make you ineligible to receive a Bonus.  Therefore, if you purchase the GMWB Rider, we do not recommend using this contract to pay for such services.

Required Minimum Distributions

If you have elected the GMWB Rider, we offer a special program to provide you the minimum distributions from your tax-qualified contracts (such as an IRA) as required by the Tax Code (RMD Program).  If you enroll in the RMD Program, follow its rules and only make Withdrawals through the program, those Withdrawals will reduce the Account Value and the GWB on a dollar-for-dollar basis, regardless of the size of the Withdrawal.  In other words, we will not Reset your GWB.

The required minimum distribution amount (RMDA) is calculated based on the prior calendar year-end fair market value of this contract only.  We do not take into account your other assets or distributions in making this calculation.  The RMDA is calculated and automatically distributed in monthly withdrawals each calendar year.  During the calendar year in which you enroll in the RMD Program, the entire RMDA for that calendar year will be paid in equal monthly payments.

The first yearly RMDA is taken in the calendar year you attain age 70½.  If you are 70½ or older in the calendar year that includes the Contract Date (the year of issue), you may enroll in the RMD Program the following calendar year, provided that you have taken your minimum distribution required by the Tax Code for the calendar year that includes the Contract Date.

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To enroll in the RMD Program, you must not have taken any Withdrawals during the current Contract Year.  To remain in the RMD program, you may not make any Withdrawals from the contract other than through the RMD Program.  If you opt out of the RMD Program or make a Withdrawal other than through the RMD Program, you will be removed from the RMD Program and cannot be reinstated.  Thereafter, any Withdrawals will be treated as ordinary Withdrawals, subject to the terms of this Rider.  So even if you take Withdrawals for the purpose of meeting your RMD, if you are not enrolled in our RMD Program, you will not be protected against Reset.  See “Effect of Withdrawals and Reset,” above.

The RMD Program is not available during the Guaranteed Payment Phase.  We reserve the right to make any changes we deem necessary to comply with the Tax Code and related regulations.  You should discuss these matters with your tax advisor prior to electing the GMWB Rider.

Guaranteed Payment Phase

The Guaranteed Payment Phase begins on the date the Account Value decreases to zero, but either the GWB or LPA is more than zero.  During this phase, you will receive automatic payments.

Once the Guaranteed Payment Phase begins, all other rights, benefits, values and charges under the contract, the GMWB Rider and any other Riders, will terminate, except those described in this section and in the “Alternate Death Benefit” section below.  We will send you a written notice when the contract enters the Guaranteed Payment Phase.

During the Guaranteed Payment Phase, we will make annual payments on each Contract Anniversary.  The amount of the annual payment will be equal to the LPA on the date of the first annual payment, except that we will pay the GAWA as of the date of the first annual payment instead of the LPA if:

•                  the LPA is zero;

•                  the LPA has not yet been determined; or

•                  the GAWA is more than the LPA and you request the GAWA in writing.

If the LPA is paid, the payments will continue until the death of the primary Annuitant.  If the GAWA is paid, payments will reduce the GWB dollar-for-dollar and the payments will continue until the GWB decreases to zero.  However, in either case, the Guaranteed Payment Phase will end and payments will cease if the Rider terminates.  See “Termination of Rider” section below.

Alternate Death Benefit

If the primary Annuitant dies while this Rider is in effect, the Annuitant’s beneficiary may choose either:

•                  the Alternate Death Benefit under the GMWB Rider, which is the remaining GWB as determined on the Business Day we receive due proof of death and the beneficiary’s election in good order; or

•                  the Death Benefit otherwise payable under the contract.

If the Annuitant’s beneficiary chooses the Alternate Death Benefit, that amount will be paid out annually over a Payment Certain Period.  The Payment Certain Period will be a number of years that is equal to the lesser of:

•                  the GWB divided by the GAWA as of the Death Benefit Date; or

•                  the life expectancy (in whole years) of the Annuitant’s beneficiary.

The amount of the annual payment will be the GWB divided by the Payment Certain Period.  If the annual payment is less than $1,000 we will pay the GWB as a lump sum.  If the primary Annuitant’s death occurs during the Guaranteed Payment Phase, we will automatically pay this benefit to the Annuitant’s beneficiary.

If the Annuitant’s beneficiary dies before all payments have been made, the remaining payments will be paid to the person designated by the Annuitant’s beneficiary to receive payments, if any, and otherwise to the estate of the Annuitant’s beneficiary.

If the Annuitant’s beneficiary chooses the Alternate Death Benefit, all other rights, benefits, values and charges under the contract, this Rider, and all other Riders, will terminate.

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Termination of Rider

Owner’s Death

This Rider will terminate on the date you, as owner, die unless:

•                  you are also the primary Annuitant; or

•                  your sole owner’s beneficiary is your spouse and he or she elects standard spousal continuation under the Tax Code instead of taking a distribution of the Surrender Value.

If you have a joint owner, the first of you or the joint owner to die triggers this termination.

Annuitant’s Death

This Rider will terminate on the date the primary Annuitant dies unless the Alternate Death Benefit is elected.

Other triggers for automatic termination of the Rider are any one of the following:

•                  the Account Value, the GWB and the LPA all equal zero;

•                  the Guaranteed Payment Phase ends;

•                  you transfer ownership of the contract;

•                  you assign the contract;

•                  a Death Benefit is calculated under the contract;

•                  the last Alternate Death Benefit payment is made under this Rider;

•                  you elect an Annuity Benefit under the contract;

•                  you request termination of this Rider after the 10th Contract Anniversary; or

•                  the contract terminates.

On the first Contract Anniversary in the Guaranteed Payment Phase, or under the Alternate Death Benefit, if the amount of the annual payment would be less than $1,000 we will pay the GWB in a lump sum and this Rider will terminate.

Once terminated, this Rider may not be reinstated.

Additional Restrictions

The following additional restrictions apply to your contract if you elect the GMWB Rider:

•                  You cannot cancel the GMWB Rider for 10 Contract Years.

•                  Dollar Cost Averaging is not available.

•                  Systematic contributions are not available.

•                  Contingent Annuitants are allowed on contracts with the GMWB; however, while the Rider is in effect, the primary Annuitant will be the only measuring life with respect to the Rider and the contract.  If you name a contingent Annuitant, it will have no effect on the benefits available under the GMWB Rider or the contract, as long as this Rider is in effect.

The addition of the GMWB Rider to your contract may not always be in your interest.  You should consult with your tax and financial advisors and carefully consider your alternatives before deciding if the GMWB Rider is suitable for your needs.  Keep in mind the following:

•                  An additional fee is imposed annually for this benefit.

•                  Your Investment Options are limited to the GMWB Investment Option Portfolios.

•                  The GMWB Investment Option Portfolios are available, in addition to other Portfolios, without the Rider and the associated guarantees and fees.

•                  Withdrawals in excess of the limits described above may reduce or eliminate your guaranteed values.

•                  The GMWB Rider terminates and provides no guaranteed withdrawal benefits once you begin receiving Annuity Benefits as described in Part 5, Terms of Your Variable Annuity, in the section titled “Annuity Benefits.”

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Guaranteed Return Plus Rider — Available on Pinnacle IV contracts offered from November 6, 2006 to April 30, 2007 and on Pinnacle V contracts offered from May 1, 2007 to November 24, 2008

The Guaranteed Return Plus, which is a guaranteed minimum accumulation benefit, was an optional benefit Rider that you might have purchased for an additional fee.  The Guaranteed Return Plus Rider guarantees the future value of amounts contributed to a Guaranteed Return Plus Investment Option for a specified period.

Overview of the Benefit and Investment Options

We offered a ten-year accumulation period in three Investment Options, designated as “Guaranteed Return Plus Investment Options.”  You could have selected only one of the three Guaranteed Return Plus Investment Options.  Your guaranteed minimum value for each contribution to a Guaranteed Return Plus Investment Option is shown in the table below:

Guaranteed Return Plus Investment Option	Guaranteed Minimum Value at the End of 10 Years
Touchstone VST Conservative ETF Fund	125%
Touchstone VST Moderate ETF Fund	115%
Touchstone VST Aggressive ETF Fund	100%

We guarantee that the minimum value of each contribution to your Guaranteed Return Plus Investment Option, at the end of its ten-year period, will be at least the percentage of the contribution amount indicated in the table above, adjusted for partial withdrawals and charges.

At the end of the ten-year period:

•                  If the accumulated value of a contribution to your Guaranteed Return Plus Investment Option is greater than the guaranteed minimum value due to market performance, your Account Value will remain at the accumulated value.

•                  If the accumulated value of a contribution to your Guaranteed Return Plus Investment Option is less than the guaranteed minimum value due to market performance, we will increase the accumulated value of that contribution to equal the guaranteed minimum value.

Guaranteed Return Plus Investment Options are not included in the Customized Asset Rebalancing Program.

Rider Charge

We will assess the cost of the Guaranteed Return Plus Rider by deducting an additional daily charge equal to an annual effective rate of 0.60% from the amount invested in your Guaranteed Return Plus Investment Option.  Therefore, the total daily charge deducted from your Guaranteed Return Plus Investment Option (including the mortality and expense risk charge) will be an annual effective rate of 2.15% on Pinnacle V contract and 2.05% on Pinnacle IV contracts.

Contribution Limits

You may make additional contributions of at least $1,000, which may only be invested in the same Guaranteed Return Plus Investment Option you originally selected.  You may not make additional contributions if the ten-year period would end on or after the Maximum Retirement Date.  may revise the minimum contribution amounts and limit the maximum total contribution you may make to your Guaranteed Return Plus Investment Option.  You may not transfer money into a Guaranteed Return Plus Investment Option from any other Investment, including the STO.

Withdrawals and Transfers

In years 1-7 of the ten-year period for each contribution, you may:

•                  withdraw some or all of your contribution to the Guaranteed Return Plus Investment Option: or

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•                  surrender your contract entirely.

In either case, a withdrawal charge will apply.  See Part 4.

In years 8-10 of the ten-year period for each contribution, you may:

•                  withdraw some or all of your contribution to a Guaranteed Return Plus Investment Option,

•                  surrender your contract entirely; or

•                  transfer funds from the Guaranteed Return Plus Investment Options to other available Investment Options.

Partial withdrawals at any time before the end of the ten-year accumulation period will reduce the guaranteed minimum value of your Guaranteed Return Plus Investment Option on a proportional basis.  For example:

•                  You contribute $100,000 to the Touchstone VST Moderate ETF Fund, which has a guaranteed minimum value of $115,000 at the end of the ten-year period.

•                  In year 8, the accumulated value of the contribution is $90,000 and you request a $10,000 withdrawal.

•                  The withdrawal reduces the accumulated value by 11.11% ($10,000/$90,000)

•                  Therefore the guaranteed minimum value of $115,000 is also reduced by 11.11%, which is $12,777.

Because the guaranteed minimum value in this example is greater than the accumulated value, the guaranteed minimum value is decreased by a larger dollar amount than the partial withdrawal amount.  If the guaranteed minimum value was less than the accumulated value at the time of the withdrawal, the guaranteed minimum value would be decreased by a smaller dollar amount than the partial withdrawal amount.

If you withdraw (or transfer in years 8-10) all of a contribution to your Guaranteed Return Plus Investment Option before the end of a ten-year period for that contribution (or surrender your contract entirely), the value of that contribution will be its current accumulated value with no guaranteed minimum value, reduced by prior partial withdrawals, withdrawal charges and costs.  In addition, if the Annuitant dies and a Death Benefit is calculated, the value of a contribution to a Guaranteed Return Plus Investment Option will be its current accumulated value with no guaranteed minimum value.

At the end of a 10-year period for each contribution, you may transfer that amount to any Investment Option then available.  We will notify you at least 45 days before the end of the ten-year period for each contribution to your Guaranteed Return Plus Investment Option.  If we do not receive your instructions prior to the end of the ten-year period, the amount will be transferred to the Touchstone VST ETF Fund that corresponds to your Guaranteed Return Plus Investment Option, without the Guaranteed Return Plus benefit or the fee.

Partial Withdrawals from your Account Value taken pro-rata among your Investment Options will include your Guaranteed Return Plus Investment Options and will reduce the guaranteed minimum value associated with your contribution to the Guaranteed Return Plus Investment Option on a proportional basis.  You may request that your withdrawal not be taken from your Guaranteed Return Plus Investment Option.

Withdrawals from your Guaranteed Return Plus Investment Option will be taken first from the earliest contribution you made to your Guaranteed Return Plus Investment Option, then from the next oldest contribution and so on (first-in-first-out); any gain comes out only after an amount equal to your contributions is withdrawn.  We reserve the right to require a minimum balance in the Guaranteed Return Plus Investment Option.

The Guaranteed Return Plus Rider will terminate on the earliest of the following:

•                  the owner’s beneficiary succeeds as the owner of the contract, unless the owner’s beneficiary is the owner’s spouse and elects standard spousal continuation under the Tax Code, in lieu of taking a distribution of the Surrender Value;

•                  a Death Benefit is calculated under the contract;

•                  you transfer ownership of the contract;

•                  you elect an Annuity Benefit under the contract;

•                  the contract terminates.

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Pinnacle IV — Contracts issued from approximately January 2, 2002 to approximately April 30, 2007

Separate Account Annual Expenses as a percentage of value charged

Mortality and Expense Risk Charge(19)	1.45%
Optional Guaranteed Return Plus Rider Charge(20)	0.60%
Highest Possible Total Separate Account Annual Expenses	2.05%

Free Withdrawal Amount

The Free Withdrawal Amount is the greater of:

•                  15% of your Account Value during a Contract Year minus any previous withdrawals during that Contract Year; or

•                  15% of your Account Value at your most recent Contract Anniversary minus any previous withdrawals during that Contract Year.

Optional Benefits

The Guaranteed Lifetime Income Advantage was not available on the Pinnacle IV.

Pinnacle I, II and III — Contracts issued before February 5, 2002

Separate Account Annual Expenses as a percentage of value charged

Mortality and Expense Risk Charge (21)	1.35%

Total Annual Portfolio Operating Expenses for the Portfolios in which you may purchase a class of shares that is different from the table in Part 1 of this prospectus.  All other portfolios and expenses are the same as in the table in Part 1.

Gross and net annual expenses as a percentage of average net assets in each Portfolio:

Portfolio	Management Fees	12b-1 Fee or Service Fee	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Gross Expenses	Total Annual Net Expenses
DWS Small Cap Index VIP, Class A(22)	0.35%	0.00%	0.17%	0.05%	0.57%	0.57%
Fidelity VIP Contrafund Portfolio, Initial Class (23)	0.56%	0.00%	0.09%	N/A	0.65%	0.63%
Fidelity VIP Equity-Income Portfolio, Initial Class(24)	0.46%	0.00%	0.10%	N/A	0.56%	0.55%
Franklin Income Securities Fund, Class 1 (25)	0.45%	0.00%	0.02%	N/A	0.47%	0.47%
Morgan Stanley UIF Emerging Markets Debt Portfolio, Class I(26)	0.75%	0.00%	0.33%	N/A	1.08%	1.08%
Morgan Stanley UIF U.S. Real Estate Portfolio, Class I (27)	0.80%	0.00%	0.32%	N/A	1.12%	1.11%

(19)  Assessed daily on the amount allocated to the Variable Account Options

(20)  Assessed daily on the amount allocated to your Guaranteed Return Plus Investment Options; Guaranteed Return Plus was available on Pinnacle IV beginning November 6, 2006.

(21)  The Mortality and Expense Risk Charge reduced to 1.10% after the sixth Contract Anniversary for Contracts issued between January 1, 1995 and February 1, 1997

(22)  Through September 30, 2011, the advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total annual operating expenses at 0.50%, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest.  The agreement may only be terminated with the consent of the fund’s board.

(23)  A portion of the brokerage commissions that the Portfolio pays may be reimbursed and used to reduce the Portfolio’s expenses.  Including these reductions, the total class operating expenses for the Portfolio would have been as set forth in the Total Annual Net Expenses column in the above table.  These offsets may be discontinued at any time.

(24)  The fund’s advisor, or its affiliates, agreed to waive certain fees during the period.  These arrangements may be discontinued at any time.

(25)  The fund administration fee is paid indirectly through the management fee.

(26)  The fund’s advisor has agreed to reduce its advisory fee and/or reimburse each fund so that the total annual fund operating expenses, excluding certain investment related expenses (such as foreign country tax expense and interest expense on amounts borrowed), will not exceed 1.30% for Emerging Markets Debt and 1.10% U.S. Real Estate.  The fee waivers and/or expense reimbursements are expected to continue until such time as the fund’s board acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that action is appropriate.

P5N - 67

Limitation on number of Investment Options for contracts Issued before July 17, 2000

You may not have more than ten Investment Options at any one time, including each of your GROs, the Investment Options that are closed to new contribution, and the Investment Options to which you have current allocations.

Withdrawal charges for all contracts issued before December 31, 1996

Contribution Year	Charge as a percentage of the contribution withdrawn
1	7%
2	6%
3	5%
4	4%
5	3%
6	2%
thereafter	0

Hardship waivers weren’t available for contracts issued prior to February 15, 1997.

Optional Benefits

The Guaranteed Return Plus and the Guaranteed Lifetime Income Advantage were not available

Death Benefits paid on death of Annuitant

Contracts issued between January 17, 1997 and February 5, 2002

For contracts issued before the Annuitant’s 86th birthday and if the Annuitant dies before age 90 (or the tenth Contract Anniversary, if later), the Death Benefit is the highest of:

•                  your highest Account Value on any Contract Anniversary before Annuitant’s age 81, plus subsequent contributions and minus a proportional adjustment for subsequent withdrawals (and associated charges);

•                  total contributions, minus a proportional adjustment for any subsequent withdrawals (and associated charges); or

•                  the Account Value on the Death Benefit Date.

For contracts issued after the Annuitant’s 86th birthday, the Death Benefit is the Account Value on the Death Benefit Date.

If the Annuitant Dies after age 90 (or the tenth Contract Anniversary, if later), the Death Benefit is the Account Value on the Death Benefit Date.

For contracts issued between May 1, 1996 and December 31, 1996, the Death Benefit is the greatest of:

•                  the annuity value on the Death Benefit Date;

•                  your highest annuity value at the beginning of any Contract Year, plus subsequent contributions and minus subsequent withdrawals (and associated charges); or

•                  your total contributions less the sum of withdrawals (and associated charges)

For contracts issued between January 1, 1995 and April 30, 1996, the Death Benefit is the greatest of:

•                  your annuity value on the seventh Contract Anniversary plus subsequent contributions, minus subsequent withdrawals (and associated charges);

•                  your highest annuity value on any Contract Anniversary after the seventh Contract Anniversary plus subsequent contributions minus subsequent withdrawals (and associated charges) (this option is available in some states only if you elected it);

•                  total contributions minus the sum of withdrawals (and associated charges); or

•                  the annuity value on the Death Benefit Date.

P5N - 68

For contracts issued before January 1, 1995, the amount of the Death Benefit is the greatest of:

•                  the annuity value on the Death Benefit Date;

•                  your annuity value at the beginning of the seventh Contract Year, plus subsequent contributions and minus subsequent withdrawals (and associated charges);

•                  your total contributions minus the sum of withdrawals (and associated charges); or

•                  for Annuitants younger than 70 years old on the birthday nearest the Contract Date, an enhanced minimum Death Benefit, explained below.

The enhanced minimum Death Benefit is the same as the guaranteed Death Benefit, except that the guaranteed Death Benefit may not exceed the maximum guaranteed Death Benefit.

The guaranteed Death Benefit on your Contract Date is your initial contribution.  After that, every month we recalculate that portion of your guaranteed Death Benefit allocated to the Variable Account Options by adding interest at an annual rate of 7% until the Contract Anniversary nearest the Annuitant’s 70th birthday, subject to the maximum.  We subtract from that the sum of any withdrawals or transfers from the Variable Account Options during the month and a pro rata amount of the interest accumulated that applies to the withdrawn or transferred amount.  Therefore, your guaranteed Death Benefit at any time, subject to the maximum, is the sum of (1) your Guarantee Period Values, and (2) your contributions allocated to the Variable Account Options, including the amount of interest calculated on the values allocated to your Variable Account Options for purposes of determining the guaranteed Death Benefit, less any withdrawals or transfers and less the interest calculated on a pro rata basis on those withdrawals or transfers.

Your maximum guaranteed Death Benefit is determined by totaling your contributions during your first five Contract Years, subtracting all withdrawals (and associated charges), multiplying the result by two, and then adding that to your total contributions made after the first five Contract Years.

P5N - 69

Appendix A

Financial Information for Separate Account II of National Integrity (Pinnacle V)

For the Variable Account Options we currently offer, the table below shows the following data for Pinnacle V contracts with a mortality and expense risk charge of 1.55% issues after approximately May 1, 2007 (date varies by state): Unit Value at inception; the number of Units outstanding at December 31 of each year since inception; and the Unit Value at the beginning and end of each period since inception.

	2010	2009	2008	2007	2006	Inception Date and Value

BlackRock Capital Appreciation V.I. Fund. Class III (1439)
Unit value at beginning of period	—	—	—	—	—	$10.00
Unit value at end of period
Units outstanding at end of period						4-29-11

BlackRock Global Allocation V.I. Fund, Class III (1438)
Unit value at beginning of period	—	—	—	—	—	$10.00
Unit value at end of period
Units outstanding at end of period						4-29-11

Columbia Variable Portfolio — Mid Cap Value Opportunity, Class 1 (1440)(27)
Unit value at beginning of period	—	—	—	—	—	$10.00
Unit value at end of period
Units outstanding at end of period						4-28-11

Columbia Variable Portfolio — Small Cap Value, Class 2 (1429)
Unit value at beginning of period	$12.50	—	—	—	—	$10.00
Unit value at end of period	$15.56	$12.50
Units outstanding at end of period	3,825	51				5-2-09

(27)  Available in contracts purchased before May 1, 2011.

P5N - 70

	2010	2009	2008	2007	2006	Inception Date and Value

DWS Small Cap Index VIP, Class B (1259)
Unit value at beginning of period	$7.44	$5.98	$9.25	$10.00	—	$10.00
Unit value at end of period	$9.24	$7.44	$5.98	$9.25
Units outstanding at end of period	12,623	12,548	7,814	0		5-1-07

Fidelity VIP Asset Manager, Service Class 2 (1232)
Unit value at beginning of period	$9.48	$7.48	$10.68	$10.00	—	$10.00
Unit value at end of period	$10.63	$9.48	$7.48	$10.68
Units outstanding at end of period	16,302	5,729	3,909	1,328		5-1-07

Fidelity VIP Balanced, Service Class 2 (1241)
Unit value at beginning of period	$8.77	$6.44	$9.93	$10.00	—	$10.00
Unit value at end of period	$10.17	$8.77	$6.44	$9.93
Units outstanding at end of period	106,774	60,490	26,094	2,334		5-1-07

Fidelity VIP Contrafund, Service Class 2 (1239)
Unit value at beginning of period	$8.11	$6.08	$10.78	$10.00	—	$10.00
Unit value at end of period	$9.34	$8.11	$6.08	$10.78
Units outstanding at end of period	714,498	390,579	302,463	42,510		5-1-07

Fidelity VIP Disciplined Small Cap, Service Class 2 (1247)
Unit value at beginning of period	$7.07	$5.89	$9.05	$10.00	—	$10.00
Unit value at end of period	$8.70	$7.07	$5.89	$9.05
Units outstanding at end of period	13,238	8,534	9,201	1,337		5-1-07

Fidelity VIP Equity-Income, Service Class 2 (1237)
Unit value at beginning of period	$6.59	$5.15	$9.15	$10.00	—	$10.00
Unit value at end of period	$7.46	$6.59	$5.15	$9.15

P5N - 71

	2010	2009	2008	2007	2006	Inception Date and Value

Units outstanding at end of period	85,784	45,500	37,804	1,108		5-1-07

Fidelity VIP Freedom 2010, Service Class 2 (1248)
Unit value at beginning of period	$9.12	$7.47	$10.15	$10.00	—	$10.00
Unit value at end of period	$10.11	$9.12	$7.47	$10.15
Units outstanding at end of period	74,557	53,690	53,921	7,273		5-1-07

Fidelity VIP Freedom 2015, Service Class 2 (1249)
Unit value at beginning of period	$8.94	$7.26	$10.14	$10.00	—	$10.00
Unit value at end of period	$9.92	$8.94	$7.26	$10.14
Units outstanding at end of period	79,916	37,043	21,455	13,152		5-1-07

Fidelity VIP Freedom 2020, Service Class 2 (1251)
Unit value at beginning of period	$8.48	$6.70	$10.13	$10.00	—	$10.00
Unit value at end of period	$9.55	$8.48	$6.70	$10.13
Units outstanding at end of period	45,092	45,991	9,014	8,781		5-1-07

Fidelity VIP Freedom 2025, Service Class 2 (1252)
Unit value at beginning of period	$8.36	$6.54	$10.13	$10.00	—	$10.00
Unit value at end of period	$9.51	$8.36	$6.54	$10.13
Units outstanding at end of period	11,266	8,370	8,415	7,329		5-1-07

Fidelity VIP Freedom 2030, Service Class 2 (1253)
Unit value at beginning of period	$7.96	$6.16	$10.12	$10.00	—	$10.00
Unit value at end of period	$9.08	$7.96	$6.16	$10.12
Units outstanding at end of period	14,417	16,168	27,159	9,876		5-1-07

Fidelity VIP Growth, Service Class 2 (1238)
Unit value at beginning of period	$7.56	$6.00	$11.56	$10.00	—	$10.00
Unit value at end of period	$9.21	$7.56	$6.00	$11.56

P5N - 72

	2010	2009	2008	2007	2006	Inception Date and Value

Units outstanding at end of period	30,566	14,027	11,368	298		5-1-07

Fidelity VIP High Income, Service Class 2 (1218)
Unit value at beginning of period	$10.13	$7.17	$9.73	$10.00	—	$10.00
Unit value at end of period	$11.34	$10.13	$7.17	$9.73
Units outstanding at end of period	31,184	26,940	13,064	1,634		5-1-07

Fidelity VIP Index 500, Service Class 2 (1240)	$7.42	$5.97	$9.65	$10.00	—	$10.00
Unit value at beginning of period	$8.38	$7.42	$5.97	$9.65
Unit value at end of period	196,496	124,443	41,165	5,147		5-1-07
Units outstanding at end of period

Fidelity VIP Investment Grade Bond, Service Class 2 (1219)
Unit value at beginning of period	$10.98	$9.66	$10.16	$10.00	—	$10.00
Unit value at end of period	$11.63	$10.98	$9.66	$10.16
Units outstanding at end of period	298,597	183,220	141,778	8,029		5-1-07

Fidelity VIP Mid Cap, Service Class 2 (1244)	$8.52	$6.19	$10.41	$10.00	—	$10.00
Unit value at beginning of period	$10.78	$8.52	$6.19	$10.41
Unit value at end of period	187,068	110,207	88,660	22,136		5-1-07
Units outstanding at end of period

Fidelity VIP Overseas, Service Class 2 (1220)
Unit value at beginning of period	$7.12	$5.73	$10.38	$10.00	—	$10.00
Unit value at end of period	$7.91	$7.12	$5.73	$10.38
Units outstanding at end of period	113,233	73,704	63,767	14,962		5-1-07

FTVIPT Franklin Growth & Income Securities, Class 2 (1215)
Unit value at beginning of period	$6.98	$5.60	$8.77	$10.00	—	$10.00

P5N - 73

	2010	2009	2008	2007	2006	Inception Date and Value

Unit value at end of period	$8.02	$6.98	$5.60	$8.77
Units outstanding at end of period	101,932	66,905	18,537	5,614		5-1-07

FTVIPT Franklin Income Securities, Class 2 (1216)
Unit value at beginning of period	$8.84	$6.62	$9.56	$10.00	—	$10.00
Unit value at end of period	$9.80	$8.84	$6.62	$9.56
Units outstanding at end of period	244,975	159,495	71,939	28,101		5-1-07

FTVIPT Franklin Large Cap Growth Securities, Class 2 (1211)	$7.88	$6.17	$9.58	$10.00	—	$10.00
Unit value at beginning of period	$8.66	$7.88	$6.17	$9.58
Unit value at end of period	81,477	45,427	16,688	5,571		5-1-07
Units outstanding at end of period

FTVIPT Franklin Small Cap Value Securities, Class 2 (1217)
Unit value at beginning of period	$7.42	$5.83	$8.85	$10.00	—	$10.00
Unit value at end of period	$9.37	$7.42	$5.83	$8.85
Units outstanding at end of period	59,580	18,418	15,009	232		5-1-07

FTVIPT Mutual Shares Securities, Class 2 (1214)
Unit value at beginning of period	$7.24	$5.83	$9.42	$10.00	—	$10.00
Unit value at end of period	$7.92	$7.24	$5.83	$9.42
Units outstanding at end of period	409,773	246,192	149,358	46,337		5-1-07

FTVIPT Templeton Foreign Securities, Class 2 (1210)
Unit value at beginning of period	$8.31	$6.16	$10.49	$10.00	—	$10.00
Unit value at end of period	$8.86	$8.31	$6.16	$10.49
Units outstanding at end of period	152,525	109,023	87,011	5,397		5-1-07

FTVIPT Templeton Growth Securities, Class 2 (1213)
Unit value at beginning of period	$6.99	$5.41	$9.53	$10.00	—	$10.00

P5N - 74

	2010	2009	2008	2007	2006	Inception Date and Value

Unit value at end of period	$7.39	$6.99	$5.41	$9.53
Units outstanding at end of period	132,557	100,611	88,192	3,781		5-1-07

Invesco Van Kampen V.I. Capital Growth, Series II (1208)
Unit value at beginning of period	$8.76	$5.37	$10.73	$10.00	—	$10.00
Unit value at end of period	$10.32	$8.76	$5.37	$10.73
Units outstanding at end of period	12,340	9,172	3,535	775		5-1-07

Invesco Van Kampen V.I. Comstock, Series II (1209)
Unit value at beginning of period	$7.14	$5.65	$8.93	$10.00	—	$10.00
Unit value at end of period	$8.13	$7.14	$5.65	$8.93
Units outstanding at end of period	18,493	9,577	6,944	887		5-1-07

Invesco Van Kampen V.I. Mid Cap Value, Series II (1221)
Unit value at beginning of period	$8.35	$6.09	$10.00	—	—	$10.00
Unit value at end of period	$10.04	$8.35	$6.09
Units outstanding at end of period	19,930	8,420	264			5-1-08

Invesco V.I. International Growth, Series II (1437)
Unit value at beginning of period	—	—	—	—	—	$10.00
Unit value at end of period
Units outstanding at end of period						4-29-11

Morgan Stanley UIF Emerging Markets Debt, Class II (1256)
Unit value at beginning of period	$10.83	$8.46	$10.10	$10.00	—	$10.00
Unit value at end of period	$11.71	$10.83	$8.46	$10.10
Units outstanding at end of period	17,487	12,155	7,898	125		5-1-07

Morgan Stanley UIF Emerging Markets Equity, Class II (1258)
Unit value at beginning of period	$8.86	$5.29	$12.42	$10.00	—	$10.00

P5N - 75

	2010	2009	2008	2007	2006	Inception Date and Value

Unit value at end of period	$10.37	$8.86	$5.29	$12.42
Units outstanding at end of period	141,595	108,994	55,447	23,334		5-1-07

Morgan Stanley UIF U.S. Real Estate, Class II (1254)
Unit value at beginning of period	$6.34	$5.01	$8.22	$10.00	—	$10.00
Unit value at end of period	$8.09	$6.34	$5.01	$8.22
Units outstanding at end of period	73,359	28,568	22,426	1,738		5-1-07

PIMCO VIT All Asset, Advisor Class (1405)
Unit value at beginning of period	$9.90	$8.28	$10.00	—	—	$10.00
Unit value at end of period	$11.02	$9.90	$8.28
Units outstanding at end of period	22,021	6,245	1,744			2-25-08

PIMCO VIT CommodityRealReturn Strategy, Advisor Class (1404)
Unit value at beginning of period	$6.68	$4.79	$10.00	—	—	$10.00
Unit value at end of period	$8.17	$6.68	$4.79
Units outstanding at end of period	148,790	77,845	9,504			2-25-08

PIMCO VIT Low Duration, Advisor Class (1402)
Unit value at beginning of period	$10.76	$9.65	$10.00	—	—	$10.00
Unit value at end of period	$11.14	$10.76	$9.65
Units outstanding at end of period	16,680	7,766	2,662			2-25-08

P5N - 76

	2010	2009	2008	2007	2006	Inception Date and Value

PIMCO VIT Real Return, Advisor Class (1403)
Unit value at beginning of period	$10.36	$8.90	$10.00	—	—	$10.00
Unit value at end of period	$11.01	$10.36	$8.90
Units outstanding at end of period	92,627	71,556	36,021			2-25-08

PIMCO VIT Total Return, Advisor Class (1401)
Unit value at beginning of period	$11.37	$10.14	$10.00	—	—	$10.00
Unit value at end of period	$12.09	$11.37	$10.14
Units outstanding at end of period	441,442	175,850	32,599			2-25-08

Rydex|SGI VT Alternative Strategies Allocation (1427)
Unit value at beginning of period	$9.83	$9.90	$10.00	—	—	$10.00
Unit value at end of period	$9.62	$9.83	$9.90
Units outstanding at end of period	15,077	19,016	291			11-24-08

Rydex|SGI VT Managed Futures Strategy (1428)
Unit value at beginning of period	$8.98	$9.51	$10.00	—	—	$10.00
Unit value at end of period	$8.53	$8.98	$9.51
Units outstanding at end of period	30,656	36,534	0			11-24-08

Rydex|SGI VT Multi-Hedge Strategies (1407)(28)
Unit value at beginning of period	$7.99	$8.39	$10.00	—	—	$10.00
Unit value at end of period	$8.35	$7.99	$8.39
Units outstanding at end of period	22,134	24,249	10,620			2-25-08

Rydex|SGI VT U.S. Long Short Momentum (1406)
Unit value at beginning of period	$8.32	$6.64	$10.00	—	—	$10.00

(28)  Available in contracts purchased before May 1, 2011.

P5N - 77

	2010	2009	2008	2007	2006	Inception Date and Value

Unit value at end of period	$9.11	$8.32	$6.64
Units outstanding at end of period	20,750	15,869	5,485			2-25-08

Touchstone VST Baron Small Cap Growth (1270)
Unit value at beginning of period	$8.27	$6.32	$9.68	$10.00	—	$10.00
Unit value at end of period	$10.18	$8.27	$6.32	$9.68
Units outstanding at end of period	98,225	41,386	25,738	7,053		5-1-07

Touchstone VST Core Bond (1261)
Unit value at beginning of period	$11.11	$9.82	$10.31	$10.00	—	$10.00
Unit value at end of period	$11.77	$11.11	$9.82	$10.31
Units outstanding at end of period	69,438	43,744	20,926	1,313		5-1-07

Touchstone VST High Yield (1265)
Unit value at beginning of period	$10.42	$7.22	$9.67	$10.00	—	$10.00
Unit value at end of period	$11.56	$10.42	$7.22	$9.67
Units outstanding at end of period	20,287	12,538	7,765	3,990		5-1-07

Touchstone VST Large Cap Core Equity (1266)
Unit value at beginning of period	$7.38	$6.04	$9.47	$10.00	—	$10.00
Unit value at end of period	$8.15	$7.38	$6.04	$9.47
Units outstanding at end of period	101,853	81,913	72,486	9,170		5-1-07

Touchstone VST Mid Cap Growth (1262)
Unit value at beginning of period	$8.27	$6.04	$10.18	$10.00	—	$10.00
Unit value at end of period	$9.90	$8.27	$6.04	$10.18
Units outstanding at end of period	33,783	28,420	22,363	2,530		5-1-07

Touchstone VST Money Market (1207)
Unit value at beginning of period	$9.93	—	—			$10.00
Unit value at end of period	$9.79	$9.93		—	—
Units outstanding at end of period	108,777	277,165				4-27-09

P5N - 78

	2010	2009	2008	2007	2006	Inception Date and Value

Touchstone VST Third Avenue Value (1269)
Unit value at beginning of period	$7.03	$5.44	$8.98	$10.00	—	$10.00
Unit value at end of period	$8.32	$7.03	$5.44	$8.98
Units outstanding at end of period	220,474	174,396	148,586	46,501		5-1-07

Touchstone VST Aggressive ETF (1224)
Unit value at beginning of period	$12.61	—	—	—	—	$10.00
Unit value at end of period	$14.05	$12.61
Units outstanding at end of period	42,129	32,382				4-27-09

Touchstone VST Conservative ETF (1223)
Unit value at beginning of period	$11.26	—	—	—	—	$10.00
Unit value at end of period	$12.06	$11.26
Units outstanding at end of period	236,206	174,484				4-27-09

Touchstone VST Enhanced ETF (1225)
Unit value at beginning of period	$12.60	—	—	—	—	$10.00
Unit value at end of period	$13.83	$12.60
Units outstanding at end of period	29,362	29,852				4-27-09

Touchstone VST Moderate ETF (1222)
Unit value at beginning of period	$9.30	$8.04	$10.00	—	—	$10.00
Unit value at end of period	$10.18	$9.30	$8.04
Units outstanding at end of period	179,019	149,201	2,426			4-25-08

Touchstone VST Aggressive ETF— Guaranteed Return Plus Option (1231)
Unit value at beginning of period	$12.55	—	—	—	—	$10.00
Unit value at end of period	$13.91	$12.55
Units outstanding at end of period	36,732	36,396				4-27-09

P5N - 79

	2010	2009	2008	2007	2006	Inception Date and Value

Touchstone VST Conservative ETF — Guaranteed Return Plus Option (1229)
Unit value at beginning of period	$11.21	—	—	—	—	$10.00
Unit value at end of period	$11.94	$11.21
Units outstanding at end of period	34,775	34,778				4-27-09

Touchstone VST Moderate ETF — Guaranteed Return Plus Option (1230)
Unit value at beginning of period	$11.94	—	—	—	—	$10.00
Unit value at end of period	$13.00	$11.94
Units outstanding at end of period	150,514	143,452				4-27-09

P5N - 80

Appendix A

Financial Information for Separate Account II of National Integrity (Pinnacle IV)

For the Variable Account Options we currently offer, the table below shows the following data for Pinnacle IV contracts with a mortality and expense risk charge of 1.45% issued between January 2, 2002 and April 30, 2007:  Unit Value at inception; the number of Units outstanding at December 31 of each year since inception; and the Unit Value at the beginning and end of each period since inception.

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001	Inception Date and Value

BlackRock Capital Appreciation V.I. Fund. Class III (1436)
Unit value at beginning of period	—	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period
Units outstanding at end of period											4-29-11

BlackRock Global Allocation V.I. Fund, Class III (1435)
Unit value at beginning of period	—	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period
Units outstanding at end of period											4-29-11

Columbia Variable Portfolio — Mid Cap Value Opportunity, Class 1 (1432)
Unit value at beginning of period	—	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period
Units outstanding at end of period											4-28-11

Columbia Variable Portfolio — Small Cap Value, Class 2 (1425)
Unit value at beginning of period	$12.51	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$15.59	$12.51
Units outstanding at end of period	2,115	0									5-2-09

P5N - 81

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001	Inception Date and Value

DWS Small Cap Index VIP, Class A (254) (1)
Unit value at beginning of period	$12.98	$10.41	$16.03	$16.58	$14.32	$13.94	$12.01	$8.32	$10.00	—	$10.00
Unit value at end of period	$16.17	$12.98	$10.41	$16.03	$16.58	$14.32	$13.94	$12.01	$8.32
Units outstanding at end of period	3,473	3,619	4,520	4,764	4,731	4,925	4,362	6,706	5,115

DWS Small Cap Index, Class B (284)
Unit value at beginning of period	$11.66	$9.37	$14.48	$15.01	$13.00	$12.68	$10.96	$7.61	$10.76	$10.68	$10.00
Unit value at end of period	$14.49	$11.66	$9.37	$14.48	$15.01	$13.00	$12.68	$10.96	$7.61	$10.76
Units outstanding at end of period	30,775	36,607	45,822	56,830	59,573	55,664	51,635	39,222	3,657	782,042

Fidelity VIP Asset Manager, Service Class 2 (232)
Unit value at beginning of period	$11.29	$8.90	$12.70	$11.19	$10.60	$10.36	$10.00	—	—	—	$10.00
Unit value at end of period	$12.68	$11.29	$8.90	$12.70	$11.19	$10.60	$10.36
Units outstanding at end of period	22,556	22,357	28,376	27,848	26,460	23,566	8,300

Fidelity VIP Balanced, Service Class 2 (214)
Unit value at beginning of period	$12.54	$9.20	$14.18	$13.23	$12.04	$11.58	$11.17	$10.00	—	—	$10.00
Unit value at end of period	$14.55	$12.54	$9.20	$14.18	$13.23	$12.04	$11.58	$11.17
Units outstanding at end of period	160,021	99,533	118,455	124,325	101,737	83,771	39,472	22,537

Fidelity VIP Contrafund, Service Class 2 (239)
Unit value at beginning of period	$14.46	$10.83	$19.18	$16.59	$15.11	$13.14	$11.58	$9.17	$10.00	—	$10.00
Unit value at end of period	$16.66	$14.46	$10.83	$19.18	$16.59	$15.11	$13.14	$11.58	$9.17
Units outstanding at end of period	663,363	666,708	782,019	890,857	800,690	611,711	392,106	162,353	29,817

Fidelity VIP Disciplined Small Cap, Service Class 2 (1298)
Unit value at beginning of period	$7.04	$5.86	$9.00	$10.00	—	—	—	—	—	—	$10.00
Unit value at end of period	$8.68	$7.04	$5.86	$9.00
Units outstanding at end of period	19,552	18,220	20,937	24,432							4-27-07

P5N - 82

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001	Inception Date and Value

Fidelity VIP Equity Income, Service Class 2 (237)
Unit value at beginning of period	$10.62	$8.29	$14.72	$14.75	$12.48	$11.99	$10.94	$8.54	$10.00	—	$10.00
Unit value at end of period	$12.02	$10.62	$8.29	$14.72	$14.75	$12.48	$11.99	$10.94	$8.54
Units outstanding at end of period	211,048	247,007	319,625	359,277	331,226	294,419	235,048	136,490	62,743

Fidelity VIP Freedom 2010, Service Class 2 (1283)
Unit value at beginning of period	$9.21	$7.54	$10.23	$10.00	—	—	—	—	—	—	$10.00
Unit value at end of period	$10.22	$9.21	$7.54	$10.23
Units outstanding at end of period	14,727	16,327	22,902	23,978							4-30-07

Fidelity VIP Freedom 2015, Service Class 2 (1284)
Unit value at beginning of period	$9.04	$7.34	$10.24	$10.00	—	—	—	—	—	—	$10.00
Unit value at end of period	$10.05	$9.04	$7.34	$10.24
Units outstanding at end of period	78,385	59,621	64,883	44,658							4-30-07

Fidelity VIP Freedom 2020, Service Class 2 (1285)
Unit value at beginning of period	$8.60	$6.79	$10.25	$10.00	—	—	—	—	—	—	$10.00
Unit value at end of period	$9.69	$8.60	$6.79	$10.25
Units outstanding at end of period	34,930	35,473	35,682	35,457							4-30-07

Fidelity VIP Freedom 2025, Service Class 2 (1286)
Unit value at beginning of period	$8.48	$6.63	$10.25	$10.00	—	—	—	—	—	—	$10.00
Unit value at end of period	$9.65	$8.48	$6.63	$10.25
Units outstanding at end of period	263	265	266	267							4-30-07

Fidelity VIP Freedom 2030, Service Class 2 (1287)
Unit value at beginning of period	$8.08	$6.25	$10.26	$10.00	—	—	—	—	—	—	$10.00
Unit value at end of period	$9.23	$8.08	$6.25	$10.26
Units outstanding at end of period	367	369	371	334							4-30-07

P5N - 83

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001	Inception Date and Value

Fidelity VIP Growth, Service Class 2 (238)
Unit value at beginning of period	$8.75	$6.94	$13.37	$10.71	$10.20	$9.81	$9.65	$7.39	$10.00	—	$10.00
Unit value at end of period	$10.69	$8.75	$6.94	$13.37	$10.71	$10.20	$9.81	$9.65	$7.39
Units outstanding at end of period	110,344	129,615	146,306	162,865	149,187	155,060	160,252	121,509	33,519

Fidelity VIP High Income, Service Class 2 (286)
Unit value at beginning of period	$14.40	$10.18	$13.80	$13.66	$12.48	$12.38	$11.49	$10.00	—	—	$10.00
Unit value at end of period	$16.13	$14.40	$10.18	$13.80	$13.66	$12.48	$12.38	$11.49
Units outstanding at end of period	56,519	71,788	64,348	76,309	56,828	50,958	43,607	32,994

Fidelity VIP Index 500, Service Class 2 (1291)
Unit value at beginning of period	$7.59	$6.09	$9.84	$10.00	—	—	—	—	—	—	$10.00
Unit value at end of period	$8.58	$7.59	$6.09	$9.84
Units outstanding at end of period	399,065	538,352	603,732	712,303							4-27-07

Fidelity VIP Investment Grade Bond, Service Class 2 (408)
Unit value at beginning of period	$11.81	$10.38	$10.91	$10.64	$10.36	$10.32	$10.00	—	—	—	$10.00
Unit value at end of period	$12.52	$11.81	$10.38	$10.91	$10.64	$10.36	$10.32
Units outstanding at end of period	220,410	212,819	217,957	361,377	167,952	121,402	28,316

Fidelity VIP Mid Cap, Service Class 2 (242)
Unit value at beginning of period	$18.22	$13.23	$22.23	$19.55	$17.65	$15.18	$12.35	$9.07	$10.00	—	$10.00
Unit value at end of period	$23.08	$18.22	$13.23	$22.23	$19.55	$17.65	$15.18	$12.35	$9.07
Units outstanding at end of period	183,532	215,132	248,445	300,089	266,216	196,879	145,702	64,435	18,378

Fidelity VIP Overseas, Service Class 2 (409)
Unit value at beginning of period	$11.91	$9.57	$17.34	$15.03	$12.95	$11.06	$10.00	—	—	—	$10.00
Unit value at end of period	$13.24	$11.91	$9.57	$17.34	$15.03	$12.95	$11.06
Units outstanding at end of period	135,993	190,114	251,276	280,705	88,166	19,520	6,653

P5N - 84

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001	Inception Date and Value

FTVIPT Franklin Growth & Income Securities, Class 2 (216)
Unit value at beginning of period	$11.48	$9.21	$14.41	$15.18	$13.20	$12.93	$11.87	$10.00	—	—	$10.00
Unit value at end of period	$13.21	$11.48	$9.21	$14.41	$15.18	$13.20	$12.93	$11.87
Units outstanding at end of period	301,958	321,247	402,359	469,686	173,727	147,026	107,537	48,722

FTVIPT Franklin Income Securities, Class 2 (215)
Unit value at beginning of period	$15.64	$11.70	$16.88	$16.51	$14.17	$14.15	$12.61	$10.00	—	—	$10.00
Unit value at end of period	$17.36	$15.64	$11.70	$16.88	$16.51	$14.17	$14.15	$12.61
Units outstanding at end of period	358,667	439,173	515,984	610,274	568,302	427,356	288,840	113,633

FTVIPT Franklin Large Cap Growth Securities, Class 2 (217)
Unit value at beginning of period	$11.95	$9.34	$14.48	$13.84	$12.66	$12.71	$11.95	$10.00	—	—	$10.00
Unit value at end of period	$13.14	$11.95	$9.34	$14.48	$13.84	$12.66	$12.71	$11.95
Units outstanding at end of period	110,088	122,787	127,629	150,207	142,067	134,775	113,231	19,502

FTVIPT Franklin Small Cap Value Securities, Class 2 (1288)
Unit value at beginning of period	$7.46	$5.86	$8.88	$10.00	—	—	—	—	—	—	$10.00
Unit value at end of period	$9.42	$7.46	$5.86	$8.88
Units outstanding at end of period	110,293	62,331	57,869	4,527							4-30-07

FTVIPT Mutual Shares Securities, Class 2 (219)
Unit value at beginning of period	$13.45	$10.83	$17.47	$17.14	$14.69	$13.48	$12.15	$10.00	—	—	$10.00
Unit value at end of period	$14.74	$13.45	$10.83	$17.47	$17.14	$14.69	$13.48	$12.15
Units outstanding at end of period	263,014	307,143	373,083	438,637	342,520	264,972	181,746	48,713

FTVIPT Templeton Foreign Securities, Class 2 (218)
Unit value at beginning of period	$17.36	$12.86	$21.88	$19.23	$16.07	$14.80	$12.67	$10.00	—	—	$10.00
Unit value at end of period	$18.55	$17.36	$12.86	$21.88	$19.23	$16.07	$14.80	$12.67
Units outstanding at end of period	117,475	131,359	161,967	198,359	167,482	150,048	80,583	22,947

P5N - 85

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001	Inception Date and Value

FTVIPT Templeton Growth Securities, Class 2 (220)
Unit value at beginning of period	$13.64	$10.55	$18.57	$18.41	$15.34	$14.30	$12.50	$10.00	—	—	$10.00
Unit value at end of period	$14.43	$13.64	$10.55	$18.57	$18.41	$15.34	$14.30	$12.50
Units outstanding at end of period	103,498	117,317	128,737	163,948	169,224	125,585	75,868	16,618

Invesco Van Kampen V.I. Capital Growth, Series II (209)
Unit value at beginning of period	$12.71	$7.79	$15.53	$13.51	$13.36	$12.59	$11.96	$10.00	—	—	$10.00
Unit value at end of period	$14.98	$12.71	$7.79	$15.53	$13.51	$13.36	$12.59	$11.96
Units outstanding at end of period	14,446	15,604	15,220	25,644	32,530	31,542	28,416	65

Incesco Van Kampen V.I. Comstock, Series II (208)
Unit value at beginning of period	$12.92	$10.21	$16.14	$16.77	$14.66	$14.29	$12.35	$10.00	—	—	$10.00
Unit value at end of period	$14.73	$12.92	$10.21	$16.14	$16.77	$14.66	$14.29	$12.35
Units outstanding at end of period	50,326	63,999	77,870	81,144	80,580	71,161	42,292	15,850

Invesco Van Kampen V.I. Mid Cap Value, Series II (1206)
Unit value at beginning of period	$8.36	$6.10	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$10.07	$8.36	$6.10
Units outstanding at end of period	4,713	3,447	2,566								5-1-08

Invesco V.I. International Growth, Series II (1434)
Unit value at beginning of period	—	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period
Units outstanding at end of period											4-29-11

Morgan Stanley UIF Emerging Markets Debt, Class II (1289)
Unit value at beginning of period	$10.92	$8.52	$10.17	$10.00	—	—	—	—	—	—	$10.00
Unit value at end of period	$11.81	$10.92	$8.52	$10.17
Units outstanding at end of period	17,371	15,292	$53,507	60,767							4-28-07

P5N - 86

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001	Inception Date and Value

Morgan Stanley UIF Emerging Markets Equity, Class II (210)
Unit value at beginning of period	$30.72	$18.32	$42.98	$31.05	$22.97	$17.42	$14.37	$10.00	—	—	$10.00
Unit value at end of period	$36.01	$30.72	$18.32	$42.98	$31.05	$22.97	$17.42	$14.37
Units outstanding at end of period	88,354	86,548	94,930	83,824	53,782	32,050	17,386	5,232

Morgan Stanley UIF U.S. Real Estate, Class II (1299)
Unit value at beginning of period	$5.95	$4.70	$7.70	$10.00	—	—	—	—	—	—	$10.00
Unit value at end of period	$7.59	$5.95	$4.70	$7.70
Units outstanding at end of period	128,414	127,892	141,655	107,479							4-28-07

PIMCO VIT All Asset Portfolio, Advisor Class (1419)
Unit value at beginning of period	$9.92	$8.29	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$11.05	$9.92	$8.29
Units outstanding at end of period	132,005	11,327	1,390								2-25-08

PIMCO VIT CommodityRealReturn Strategy Portfolio, Advisor Class (1418)
Unit value at beginning of period	$6.69	$4.79	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$8.19	$6.69	$4.79
Units outstanding at end of period	122,283	58,842	45,612								2-25-08

PIMCO VIT Low Duration Portfolio, Advisor Class (1416)
Unit value at beginning of period	$10.78	$9.66	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$11.17	$10.78	$9.66
Units outstanding at end of period	14,621	26,493	485								2-25-08

P5N - 87

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001	Inception Date and Value

PIMCO VIT Real Return, Advisor Class (1417)
Unit value at beginning of period	$10.38	$8.90	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$11.04	$10.38	$8.90
Units outstanding at end of period	51,129	37,521	28,881								2-25-08

PIMCO VIT Total Return, Advisor Class (1415)
Unit value at beginning of period	$11.39	$10.14	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$12.12	$11.39	$10.14
Units outstanding at end of period	97,168	91,990	58,277								2-25-08

Rydex|SGI VT Alternative Strategies Allocation (1423)
Unit value at beginning of period	$9.84	$9.90	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$9.64	$9.84	$9.90
Units outstanding at end of period	4,713	334	13,185								11-24-08

Rydex|SGI VT Managed Futures Strategy (1424)
Unit value at beginning of period	$8.99	$9.51	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$8.55	$8.99	$9.51
Units outstanding at end of period	27,953	48,586	68,709								11-24-08

Rydex|SGI VT Multi-Hedge Strategies (1421)
Unit value at beginning of period	$8.00	$8.40	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$8.37	$8.00	$8.40
Units outstanding at end of period	9,081	5,306	21,192								2-25-08

Rydex|SGI VT U.S. Long Short Momentum (1420)
Unit value at beginning of period	$8.34	$6.65	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$9.14	$8.34	$6.65
Units outstanding at end of period	2,616	7,594	17,696								2-25-08

P5N - 88

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001	Inception Date and Value

Touchstone VST Baron Small Cap Growth (246)
Unit value at beginning of period	$15.77	$12.04	$18.41	$18.18	$15.60	$14.70	$11.67	$8.87	$10.00	—	$10.00
Unit value at end of period	$19.42	$15.77	$12.04	$18.41	$18.18	$15.60	$14.70	$11.67	$8.87
Units outstanding at end of period	107,960	160,077	181,997	203,318	225,620	181,412	129,704	70,981	26,285

Touchstone VST Core Bond (292)
Unit value at beginning of period	$12.53	$11.07	$11.61	$11.17	$10.89	$10.87	$10.68	$10.47	$10.00	—	$10.00
Unit value at end of period	$13.28	$12.53	$11.07	$11.61	$11.17	$10.89	$10.87	$10.68	$10.47
Units outstanding at end of period	115,444	121,747	113,768	112,823	95,536	80,197	53,062	47,852	6,674

Touchstone VST High Yield (289)
Unit value at beginning of period	$15.06	$10.42	$13.95	$13.90	$13.08	$12.85	$11.90	$9.74	$10.00	—	$10.00
Unit value at end of period	$16.72	$15.06	$10.42	$13.95	$13.90	$13.08	$12.85	$11.90	$9.74
Units outstanding at end of period	151,936	170,155	160,115	181,937	215,914	176,250	148,381	96,043	20,938

Touchstone VST Large Cap Core Equity (291)
Unit value at beginning of period	$10.63	$8.70	$13.62	$13.12	$10.52	$11.01	$10.62	$8.17	$10.00	—	$10.00
Unit value at end of period	$11.76	$10.63	$8.70	$13.62	$13.12	$10.52	$11.01	$10.62	$8.17
Units outstanding at end of period	174,757	242,751	267,613	53,713	68,851	43,234	16,401	1,006	181

Touchstone VST Mid Cap Growth (288)
Unit value at beginning of period	$14.68	$10.72	$18.03	$15.99	$13.97	$12.29	$11.13	$7.67	$10.00	—	$10.00
Unit value at end of period	$17.59	$14.68	$10.72	$18.03	$15.99	$13.97	$12.29	$11.13	$7.67
Units outstanding at end of period	114,360	148,213	179,074	202,967	128,934	101,255	72,518	6,112	1,586

Touchstone VST Money Market (295)
Unit value at beginning of period	$10.93	$10.99	$10.83	$10.45	$10.11	$9.94	$9.95	$10.00	$10.00
Unit value at end of period	$10.79	$10.93	$10.99	$10.83	$10.45	$10.11	$9.94	$9.95	$10.00	—	$10.00
Units outstanding at end of period	567,586	753,515	9,679	16,141	16,551	16,814	17,907	34,745	7,448

P5N - 89

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001	Inception Date and Value

Touchstone VST Third Avenue Value (244)	$14.29	$11.03	$18.21	$18.81	$16.47	$14.24	$11.47	$8.30	$10.00	—	$10.00
Unit value at beginning of period	$16.92	$14.29	$11.03	$18.21	$18.81	$16.47	$14.24	$11.47	$8.30
Unit value at end of period	486,769	588,405	706,534	864,008	794,887	642,056	468,791	303.659	139,400
Units outstanding at end of period

Touchstone VST Aggressive ETF Fund (1203)
Unit value at beginning of period	$10.28	$8.57	$12.27	$11.85	$10.59	$10.27	$10.00	—	—	—	$10.00
Unit value at end of period	$11.47	$10.28	$8.57	$12.27	$11.85	$10.59	$10.27
Units outstanding at end of period	129,249	222,383	124,656	153,406	237,328	169,045	46,516

Touchstone VST Conservative ETF Fund (1201)
Unit value at beginning of period	$11.29	$10.25	$11.49	$11.03	$10.34	$10.16	$10.00	—	—	—	$10.00
Unit value at end of period	$12.11	$11.29	$10.25	$11.49	$11.03	$10.34	$10.16
Units outstanding at end of period	305,338	398,264	138,586	157,929	173,448	87,758	2,195

Touchstone VST Enhanced ETF Fund (1204)
Unit value at beginning of period	$10.41	$8.64	$12.79	$12.47	$10.97	$10.50	$10.00	—	—	—	$10.00
Unit value at end of period	$11.44	$10.41	$8.64	$12.79	$12.47	$10.97	$10.50
Units outstanding at end of period	126,372	185,668	146,988	159,560	198,056	112,671	687

Touchstone VST Moderate ETF Fund (1202)
Unit value at beginning of period	$10.82	$9.35	$11.91	$11.48	$10.50	$10.25	$10.00	—	—	—	$10.00
Unit value at end of period	$11.86	$10.82	$9.35	$11.91	$11.48	$10.50	$10.25
Units outstanding at end of period	492,600	465,081	346,539	289,820	323,942	216,106	7,419

P5N - 90

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001	Inception Date and Value

Touchstone VST Aggressive ETF Fund, Guaranteed Return Plus Option (1228)
Unit value at beginning of period	$12.56	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$13.93	$12.56
Units outstanding at end of period	41,440	41,702									4-27-09

Touchstone VST Conservative ETF Fund, Guaranteed Return Plus Option (1226)
Unit value at beginning of period	$11.22	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$11.96	$11.22
Units outstanding at end of period	11,606	14,927									4-27-09

Touchstone VST Moderate ETF Fund, Guaranteed Return Plus Option (1227)
Unit value at beginning of period	$11.95	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$13.02	$11.95
Units outstanding at end of period	215,783	217,023									4-27-09

(1) Only available in certain contracts.

P5N - 91

Financial Information for Separate Account II of National Integrity (Pinnacle I, II & III)

For the Variable Account Options we currently offer, the table below shows the following date for Pinnacle I, II and III contracts with a mortality and expense risk charge of 1.35% issued prior to approximately January 2, 2002:  Unit Value at inception; the number of Units outstanding at December 31 of each year since inception; and the Unit Value at the beginning and end of each period since inception.

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001	Inception Date and Value

BlackRock Capital Appreciation V.I. Fund. Class III (086)
Unit value at beginning of period	—	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period
Units outstanding at end of period											4-29-11

BlackRock Global Allocation V.I. Fund, Class III (085)
Unit value at beginning of period	—	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period
Units outstanding at end of period											4-29-11

Columbia Variable Portfolio — Mid Cap Value Opportunity, Class 1 (087)
Unit value at beginning of period	—	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period
Units outstanding at end of period											4-28-11

Columbia Variable Portfolio — Small Cap Value, Class 2 (080)
Unit value at beginning of period	$12.52	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$15.62	$12.52
Units outstanding at end of period	1,889	283									5-2-09

DWS Small Cap Index VIP, Class A (452)
Unit value at beginning of period	$13.24	$10.60	$16.32	$16.86	$14.55	$14.14	$12.17	$8.43	$10.00	—	$10.00
Unit value at end of period	$16.51	$13.24	$10.60	$16.32	$16.86	$14.55	$14.14	$12.17	$8.43
Units outstanding at end of period	52,397	67,573	72,489	107,668	169,331	202,463	285,314	343,745	588,015

P5N - 92

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001	Inception Date and Value

Fidelity VIP Asset Manager, Service Class 2 (402)
Unit value at beginning of period	$11.36	$8.94	$12.75	$11.22	$10.62	$10.37	$10.00	—	—	—	$10.00
Unit value at end of period	$12.77	$11.36	$8.94	$12.75	$11.22	$10.62	$10.37
Units outstanding at end of period	117	0	1,728	11,578	8,284	5,960	0

Fidelity Balanced, Service Class 2 (403)
Unit value at beginning of period	$11.43	$8.38	$12.90	$12.03	$10.93	$10.50	$10.00	—	—	—	$10.00
Unit value at end of period	$13.28	$11.43	$8.38	$12.90	$12.03	$10.93	$10.50
Units outstanding at end of period	25,291	21,674	29,105	33,743	31,556	22,490	11,528

Fidelity VIP Contrafund, Initial Class (442)
Unit value at beginning of period	$17.95	$13.41	$23.64	$20.38	$18.49	$16.03	$14.07	$11.10	$12.42	$14.34	$10.00
Unit value at end of period	$20.75	$17.95	$13.41	$23.64	$20.38	$18.49	$16.03	$14.07	$11.10	$12.42
Units outstanding at end of period	333,717	335,844	378,191	499,092	630,129	725,674	816,853	811,115	959,586	838,581

Fidelity VIP Disciplined Small Cap, Service Class 2 (045)
Unit value at beginning of period	$7.06	$5.87	$9.01	$10.00	—	—	—	—	—	—	$10.00
Unit value at end of period	$8.71	$7.06	$5.87	$9.01
Units outstanding at end of period	25,795	26,120	29,959	61,955							4-30-07

Fidelity VIP Equity Income, Initial Class (444)
Unit value at beginning of period	$12.61	$9.82	$17.36	$17.33	$14.61	$13.99	$12.72	$9.89	$12.07	$12.88	$10.00
Unit value at end of period	$14.33	$12.61	$9.82	$17.36	$17.33	$14.61	$13.99	$12.72	$9.89	$12.07
Units outstanding at end of period	114,988	141,277	181,077	237,052	336,522	388,234	500,012	599,506	594,500	638,843

Fidelity VIP Freedom 2010, Service Class 2 (023)
Unit value at beginning of period	$9.24	$7.55	$10.23	$10.00	—	—	—	—	—	—	$10.00
Unit value at end of period	$10.26	$9.24	$7.55	$10.23
Units outstanding at end of period	0	0	0	0							4-30-07

P5N - 93

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001	Inception Date and Value

Fidelity VIP Freedom 2015, Service Class 2 (024)
Unit value at beginning of period	$9.06	$7.35	$10.25	$10.00	—	—	—	—	—	—	$10.00
Unit value at end of period	$10.08	$9.06	$7.35	$10.25
Units outstanding at end of period	0	0	0	1,459							4-30-07

Fidelity VIP Freedom 2020, Service Class 2 (025)
Unit value at beginning of period	$8.62	$6.80	$10.26	$10.00	—	—	—	—	—	—	$10.00
Unit value at end of period	$9.73	$8.62	$6.80	$10.26
Units outstanding at end of period	1,413	1,415	1,418	0							4-30-07

Fidelity VIP Freedom 2025, Service Class 2 (026)
Unit value at beginning of period	$8.51	$6.64	$10.26	$10.00	—	—	—	—	—	—	$10.00
Unit value at end of period	$9.69	$8.51	$6.64	$10.26
Units outstanding at end of period	0	0	0	0							4-30-07

Fidelity VIP Freedom 2030, Service Class 2 (027)
Unit value at beginning of period	$8.11	$6.26	$10.27	$10.00	—	—	—	—	—	—	$10.00
Unit value at end of period	$9.27	$8.11	$6.26	$10.27
Units outstanding at end of period	0	0	0	0							4-30-07

Fidelity VIP Growth, Service Class 2 (049)
Unit value at beginning of period	$7.68	$6.09	$11.71	$10.00	—	—	—	—	—	—	$10.00
Unit value at end of period	$9.39	$7.68	$6.09	$11.71
Units outstanding at end of period	9,813	7,870	13,246	28,407							4-30-07

Fidelity VIP High Income, Service Class 2 (405)
Unit value at beginning of period	$12.56	$8.88	$12.02	$11.88	$10.85	$10.75	$10.00	—	—	—	$10.00
Unit value at end of period	$14.09	$12.56	$8.88	$12.02	$11.88	$10.85	$10.75
Units outstanding at end of period	6,331	17,405	5,459	8,201	12,523	11,633	4,432

P5N - 94

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001	Inception Date and Value

Fidelity VIP Index 500, Service Class 2 (029)
Unit value at beginning of period	$7.61	$6.10	$9.85	$10.00	—	—	—	—	—	—	$10.00
Unit value at end of period	$8.61	$7.61	$6.10	$9.85
Units outstanding at end of period	59,729	71,161	72,501	75,383							4-27-07

Fidelity VIP Investment Grade Bond, Service Class 2 (406)
Unit value at beginning of period	$11.88	$10.43	$10.95	$10.67	$10.38	$10.33	$10.00	—	—	—	$10.00
Unit value at end of period	$12.60	$11.88	$10.43	$10.95	$10.67	$10.38	$10.33
Units outstanding at end of period	47,952	69,552	132,598	63,118	10,109	12,363	2,942

Fidelity VIP Mid Cap, Service Class 2 (047)
Unit value at beginning of period	$8.63	$6.26	$10.51	$10.00	—	—	—	—	—	—	$10.00
Unit value at end of period	$10.95	$8.63	$6.26	$10.51
Units outstanding at end of period	54,970	56,589	64,034	146,912							4-27-07

Fidelity VIP Overseas, Service Class 2 (407)
Unit value at beginning of period	$11.98	$9.62	$17.40	$15.07	$12.97	$11.07	$10.00	—	—	—	$10.00
Unit value at end of period	$13.33	$11.98	$9.62	$17.40	$15.07	$12.97	$11.07
Units outstanding at end of period	54,601	64,660	102,933	127,742	28,638	15,333	4,999

FTVIPT Franklin Growth & Income Securities, Class 2 (044)
Unit value at beginning of period	$7.18	$5.75	$8.98	$10.00	—	—	—	—	—	—	$10.00
Unit value at end of period	$8.26	$7.18	$5.75	$8.98
Units outstanding at end of period	124,126	116,502	134,791	123,637							4-27-07

FTVIPT Franklin Income Securities, Class 1 (433)
Unit value at beginning of period	$16.03	$11.96	$17.17	$16.74	$14.32	$14.25	$12.66	$10.00	—	—	$10.00
Unit value at end of period	$17.85	$16.03	$11.96	$17.17	$16.74	$14.32	$14.25	$12.66
Units outstanding at end of period	442,128	509,085	624,583	871,547	1,072,088	1,288,230	1,478,736	1,632,740

P5N - 95

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001	Inception Date and Value

FTVIPT Franklin Large Cap Growth Securities, Class 2 (435)
Unit value at beginning of period	$12.03	$9.40	$14.56	$13.89	$12.70	$12.74	$11.96	$10.00	—	—	$10.00
Unit value at end of period	$13.25	$12.03	$9.40	$14.56	$13.89	$12.70	$12.74	$11.96
Units outstanding at end of period	19,551	19,925	20,522	48,133	35,759	38,169	34,134	12,440

FTVIPT Franklin Small Cap Value Securities, Class 2 (028)
Unit value at beginning of period	$7.48	$5.87	$8.88	$10.00	—	—	—	—	—	—	$10.00
Unit value at end of period	$9.46	$7.48	$5.87	$8.88
Units outstanding at end of period	50,208	64,785	55,192	78							4-30-07

FTVIPT Mutual Shares Securities - Class 2 (436)
Unit value at beginning of period	$13.55	$10.90	$17.56	$17.21	$14.73	$13.51	$12.16	$10.00	—	—	$10.00
Unit value at end of period	$14.86	$13.55	$10.90	$17.56	$17.21	$14.73	$13.51	$12.16
Units outstanding at end of period	75,799	82,326	90,310	105,039	102,288	105,416	103,856	107,617

FTVIPT Templeton Foreign Securities, Class 2 (439)
Unit value at beginning of period	$17.49	$12.94	$21.99	$19.31	$16.12	$14.83	$12.68	$10.00	—	—	$10.00
Unit value at end of period	$18.70	$17.49	$12.94	$21.99	$19.31	$16.12	$14.83	$12.68
Units outstanding at end of period	30,412	32,231	34,425	84,528	94,881	159,133	64,313	10,409

FTVIPT Templeton Growth Securities, Class 2 (437)
Unit value at beginning of period	$13.73	$10.62	$18.66	$18.49	$15.38	$14.32	$12.51	$10.00	—	—	$10.00
Unit value at end of period	$14.55	$13.73	$10.62	$18.66	$18.49	$15.38	$14.32	$12.51
Units outstanding at end of period	33,336	47,705	79,150	48,020	94,133	70,446	48,541	30,995

Invesco Van Kampen V.I. Capital Growth, Series II (459)
Unit value at beginning of period	$12.80	$7.83	$15.60	$13.56	$13.40	$12.61	$11.98	$10.00	—	—	$10.00
Unit value at end of period	$15.10	$12.80	$7.83	$15.60	$13.56	$13.40	$12.61	$11.98
Units outstanding at end of period	2,669	11,874	2,526	5,107	5,944	5,536	5,256	3,098

P5N - 96

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001	Inception Date and Value

Invesco Van Kampen V.I. Comstock, Series II (429)
Unit value at beginning of period	$13.01	$10.27	$16.22	$16.83	$14.70	$14.32	$12.36	$10.00	—	—	$10.00
Unit value at end of period	$14.85	$13.01	$10.27	$16.22	$16.83	$14.70	$14.32	$12.36
Units outstanding at end of period	9,246	9,076	12,448	15,830	26,856	37,750	29,227	15,305

Invesco Van Kampen V.I. Mid Cap Value, Series II (059)
Unit value at beginning of period	$8.37	$6.10	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$10.09	$8.37	$6.10
Units outstanding at end of period	7,459	2,991	2,516								5-1-08

Invesco V.I. International Growth, Series II (084)
Unit value at beginning of period	—	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period
Units outstanding at end of period											4-29-11

Morgan Stanley UIF Emerging Markets Debt, Class I (449)
Unit value at beginning of period	$23.70	$18.45	$21.99	$20.93	$19.15	$17.29	$15.92	$12.62	$11.72	$10.79	$10.00
Unit value at end of period	$25.65	$23.70	$18.45	$21.99	$20.93	$19.15	$17.29	$15.92	$12.62	$11.72
Units outstanding at end of period	15,646	16,987	18,455	30,359	39,913	47,256	54,410	66,838	77,923	48,775

Morgan Stanley UIF Emerging Markets Equity, Class II (494)
Unit value at beginning of period	$30.93	$18.43	$43.20	$31.18	$23.04	$17.46	$14.39	$10.00	—	—	$10.00
Unit value at end of period	$36.30	$30.93	$18.43	$43.20	$31.18	$23.04	$17.46	$14.39
Units outstanding at end of period	25,321	38,706	30,377	55,877	57,503	59,837	51,580	39,905

Morgan Stanley UIF U.S. Real Estate, Class I (458)
Unit value at beginning of period	$21.85	$17.26	$28.17	$34.44	$25.29	$21.90	$16.27	$12.00	$12.26	$11.31	$10.00
Unit value at end of period	$28.02	$21.85	$17.26	$28.17	$34.44	$25.29	$21.90	$16.27	$12.00	$12.26
Units outstanding at end of period	36,081	39,580	48,850	61,492	82,218	120,343	153,612	159,787	255,494	103,226

P5N - 97

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001	Inception Date and Value

PIMCO VIT All Asset Portfolio, Advisor Class (050)
Unit value at beginning of period	$9.86	$8.23	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$10.99	$9.86	$8.23
Units outstanding at end of period	8,019	4,499	0								2-25-08

PIMCO VIT CommodityRealReturn Strategy Portfolio, Advisor Class (051)
Unit value at beginning of period	$6.65	$4.76	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$8.16	$6.65	$4.76
Units outstanding at end of period	27,940	26,787	8,417								2-25-08

PIMCO VIT Low Duration Portfolio, Advisor Class (052)
Unit value at beginning of period	$10.83	$9.70	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$11.24	$10.83	$9.70
Units outstanding at end of period	24,043	21,548	29,722								2-25-08

P5N - 98

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001	Inception Date and Value

PIMCO VIT Real Return, Advisor Class (053)
Unit value at beginning of period	$10.41	$8.92	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$11.09	$10.41	$8.92
Units outstanding at end of period	25,339	21,672	3,223								2-25-08

PIMCO VIT Total Return, Advisor Class (054)
Unit value at beginning of period	$11.25	$10.01	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$11.99	$11.25	$10.01
Units outstanding at end of period	90,073	93,045	5,361								2-25-08

Rydex|SGI VT Alternative Strategies Allocation Fund (046)
Unit value at beginning of period	$9.85	$9.90	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$9.66	$9.85	$9.90
Units outstanding at end of period	5,305	0	0								11-24-08

Rydex|SGI VT Managed Futures Strategy Fund (048)
Unit value at beginning of period	$9.00	$9.51	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$8.57	$9.00	$9.51
Units outstanding at end of period	1,936	32,647	1,586								11-24-08

Rydex|SGI VT Multi-Hedge Strategies (055)
Unit value at beginning of period	$7.91	$8.29	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$8.29	$7.91	$8.29
Units outstanding at end of period	15,827	19,440	0								2-25-08

Rydex|SGI VT U.S. Long Short Momentum (057)
Unit value at beginning of period	$8.12	$6.47	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$8.91	$8.12	$6.47
Units outstanding at end of period	630	610	0								2-25-08

P5N - 99

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001	Inception Date and Value

Touchstone VST Baron Small Cap Growth (431)
Unit value at beginning of period	$27.24	$20.77	$31.73	$31.31	$26.83	$25.56	$20.03	$15.22	$17.95	$17.08	$10.00
Unit value at end of period	$33.57	$27.24	$20.77	$31.73	$31.31	$26.83	$25.26	$20.03	$15.22	$17.95
Units outstanding at end of period	58,411	65,919	74,806	103,175	119,863	147,977	178,603	201,994	$184,603	228,522

Touchstone VST Core Bond (466)
Unit value at beginning of period	$12.63	$11.14	$11.68	$11.22	$10.93	$10.90	$10.70	$10.48	$10.00	—	$10.00
Unit value at end of period	$13.40	$12.63	$11.14	$11.68	$11.22	$10.93	$10.90	$10.70	$10.48
Units outstanding at end of period	14,608	18,153	22,240	57,388	80,384	87,759	80,903	209,363	71,782

Touchstone VST High Yield (463)
Unit value at beginning of period	$15.17	$10.49	$14.03	$13.97	$13.12	$12.88	$11.92	$9.75	$10.00	—	$10.00
Unit value at end of period	$16.86	$15.17	$10.49	$14.03	$13.97	$13.12	$12.88	$11.92	$9.75
Units outstanding at end of period	76,873	103,767	114,100	147,433	185,390	235,884	312,242	514,000	479,847

Touchstone VST Large Cap Core Equity (465)
Unit value at beginning of period	$10.71	$8.75	$13.69	$13.18	$10.56	$11.04	$10.64	$8.18	$10.00	—	$10.00
Unit value at end of period	$11.86	$10.71	$8.75	$13.69	$13.18	$10.56	$11.04	$10.64	$8.18
Units outstanding at end of period	183,597	200,418	216,155	2,944	3,048	4,490	27,392	1,389	290

Touchstone VST Mid Cap Growth (462)
Unit value at beginning of period	$14.79	$10.79	$18.14	$16.07	$14.02	$12.32	$11.15	$7.37	$10.00	—	$10.00
Unit value at end of period	$17.75	$14.79	$10.79	$18.14	$16.07	$14.02	$12.32	$11.15	$7.67
Units outstanding at end of period	23,399	30,529	39,605	48,815	24,589	26,567	19,032	12,900	806

Touchstone VST Money Market (469)
Unit value at beginning of period	$11.01	$11.07	$10.89	$10.50	$10.14	$9.97	$9.97	$10.00	$10.00	—	$10.00
Unit value at end of period	$10.89	$11.01	$11.07	$10.89	$10.50	$10.14	$9.97	$9.97	$10.00
Units outstanding at end of period	337,917	605,129	809,039	859,114	788,636	1,025,705	676,598	1,603,724	207,705

P5N - 100

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001	Inception Date and Value

Touchstone VST Third Avenue Value (420)
Unit value at beginning of period	$42.13	$32.51	$53.58	$55.31	$48.38	$41.77	$33.63	$24.31	$29.87	$26.27	$10.00
Unit value at end of period	$49.96	$42.13	$32.51	$53.58	$55.31	$48.38	$41.77	$33.63	$24.31	$29.87
Units outstanding at end of period	94,701	113,505	132,580	203,015	251,982	285,033	282,451	319,502	322,772	354,004

Touchstone VST Aggressive ETF (498)
Unit value at beginning of period	$10.34	$8.61	$12.31	$11.87	$10.60	$10.27	$10.00	—	—	—	$10.00
Unit value at end of period	$11.54	$10.34	$8.61	$12.31	$11.87	$10.60	$10.27
Units outstanding at end of period	6,529	7,636	8,301	16,694	67,537	61,457	64,513

Touchstone VST Conservative ETF (400)
Unit value at beginning of period	$11.35	$10.29	$11.53	$11.05	$10.36	$10.16	$10.00	—	—	—	$10.00
Unit value at end of period	$12.18	$11.35	$10.29	$11.53	$11.05	$10.36	$10.16
Units outstanding at end of period	45,014	45,834	61,111	61,322	20,241	19,953	0

Touchstone VST Enhanced ETF (499)
Unit value at beginning of period	$10.46	$8.68	$12.83	$12.50	$10.98	$10.50	$10.00	—	—	—	$10.00
Unit value at end of period	$11.51	$10.46	$8.68	$12.83	$12.50	$10.98	$10.50
Units outstanding at end of period	68,695	122,324	175,625	266,572	338,118	308,095	21,830

Touchstone VST Moderate ETF (497)
Unit value at beginning of period	$10.88	$9.39	$11.95	$11.51	$10.51	$10.25	$10.00	—	—	—	$10.00
Unit value at end of period	$11.94	$10.88	$9.39	$11.95	$11.51	$10.51	$10.25
Units outstanding at end of period	57,010	62,412	71,586	68,120	59,683	66,661	3,506

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Appendix B — Withdrawal Charge Examples

We allow two ways for you to request withdrawals.  In the first method, you receive the amount requested, and any withdrawal charge is taken from the Account Value.  This reduces your Account Value by the amount of the withdrawal charge in addition to the amount you requested.  This is the method used unless you request otherwise or unless you have elected one of the GLIA Riders.  In the second method, you receive less than you requested if a withdrawal charge applies because the Account Value is reduced by the amount of the requested withdrawal and any withdrawal charge is taken from that amount.

For both methods, withdrawals are attributed to amounts in the following order:

1.     any Free Withdrawal Amount (except in the case of a surrender);

2.     contributions that are no longer subject to a withdrawal charge and have not yet been withdrawn (contributions are withdrawn from oldest to youngest);

3.     contributions subject to a withdrawal charge that have not yet been withdrawn (contributions are withdrawn from oldest to youngest);

4.     any gain, interest or other amount that is not considered a contribution.

Example

Assume one contribution is made, no previous withdrawals have been taken, no MVA applies to the withdrawal and the Account Value at the time of the withdrawal is higher than the Account Value on the most recent Contract Anniversary:

Contribution:	$50,000
Account Value before withdrawal:	$60,000
Requested withdrawal:	$16,000
Withdrawal Charge percentage applicable to the contribution:	6%

Using the First Method

The Free Withdrawal Amount is calculated as:

$6,000 = $60,000 (Account Value on the date of the withdrawal) x 10% (free withdrawal percentage) - $0 (previous partial withdrawals during the current Contract Year).

After first applying the withdrawal to the Free Withdrawal Amount, the amount of the withdrawal still to be applied is:

$10,000 = $16,000 (requested withdrawal) - $6,000 (Free Withdrawal Amount).

There are no contributions that are no longer subject to a withdrawal charge, so the withdrawal is next applied to the contribution subject to a withdrawal charge.  The withdrawal charge for this method is calculated as:

$638.30 = $10,000 (portion of the withdrawal still to be attributed) x (withdrawal charge percentage) divided by (1 — 6%) (one minus the withdrawal charge percentage).

Using this method, you will receive $16,000; however, the total Account Value withdrawn is:

$16,638.30 = $16,000 (requested withdrawal) + $638.30 (withdrawal charge).

The amount of contribution still subject to a withdrawal charge is:

$39,361.70 = $50,000 (contribution) - $10,638.30 (portion of withdrawal attributed to contribution including the withdrawal charge).

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Note, the withdrawal charge does not just apply to the contribution withdrawn ($10,000 x 6%).  It also applies to the withdrawal charge itself indicated by the (1- 6%) factor in the withdrawal charge formula.

Using the Second Method

The Free Withdrawal Amount is calculated as:

$6,000 = $60,000 (Account Value on the date of the withdrawal) x 10% (free withdrawal percentage) - $0 (previous partial withdrawals during the current Contract Year).

After first applying the withdrawal to the Free Withdrawal Amount, the amount of the withdrawal still to be attributed is:

$10,000 = $16,000 (requested withdrawal) - $6,000 (Free Withdrawal Amount).

There are no contributions that are no longer subject to a withdrawal charge, so the withdrawal is next applied to the contribution subject to a withdrawal charge.  The withdrawal charge for this method is calculated as:

$600 = $10,000 (portion of the withdrawal still to be attributed) x 6% (withdrawal charge percentage).

Using this method, the total Account Value withdrawn is $16,000; however, you will receive:

$15,400 = $16,000 (requested withdrawal) - $600 (withdrawal charge).

The amount of contribution still subject to a withdrawal charge is:

$40,000 = $50,000 (contribution) - $10,000 (portion of withdrawal attributed to contribution including the withdrawal charge).

Note the second method will produce the same withdrawal charge as the first method if the requested withdrawal under the second method is the same as the total Account Value withdrawn in the first method.  For example, a requested withdrawal of $16,638.30 using the second method produces the same $638.30 withdrawal charge as shown in the first method above.

This example is for illustrative purposes only and does not predict results.

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Appendix C

Illustration of a Market Value Adjustment

The following examples illustrate how the MVA and the withdrawal charge may affect the value of a GRO upon a withdrawal.

Assumptions:

•      Contribution to a GRO -  $50,000

•      Guarantee Period - 7 Years

•      Withdrawal -  at the end of year three of the 7-year Guarantee Period

•      No prior partial withdrawals or transfers

•      Guaranteed Interest Rate - 5% Annual Effective Rate

The GRO Value for this $50,000 contribution would be $70,355.02 at the end of the Guarantee Period. After three years, the GRO value is $57,881.25.

The MVA will be based on the Guaranteed Interest Rate (A in the MVA formula) and the current rate we are offering at the time of the withdrawal on new contributions to GROs (B in the MVA formula) for the Guarantee Period equal to the time remaining in your Guarantee Period, rounded to the next lower number of complete months (N in the MVA formula).  If we don’t declare a current rate for the exact time remaining, we’ll use a formula to find a rate using Guarantee Periods closest to (next higher and next lower) the remaining period described above.  Three years after the initial contribution, there would have been four years remaining in your GRO Guarantee Period.  These examples also show the withdrawal charge, which would be calculated separately.

Examples of a Downward Market Value Adjustment:

A downward MVA results from a full or partial withdrawal that occurs when interest rates have increased.  Assume interest rates have increased and that at that time of the withdrawal, the current rate for the four-year Guarantee Period is 6.25.

Full Withdrawal

Upon a full withdrawal, the MVA would be:

-0.0551589 = [(1 + .05)48/12 / (1 + .0625 + .0025)48/12] - 1

The MVA is a reduction of $3,192.67 from the GRO Value:-$3,192.67 = -0.0551589 X $57,881.25

The Adjusted Account Value would be:  $54,688.58 = $57,881.25 - $3,192.67

A withdrawal charge of 5% would be assessed against the $50,000 original contribution:

$2,500.00 = $50,000.00 X .05

Thus, the amount payable on a full withdrawal would be:  $52,188.58 = $57,881.25 - $3,192.67 - $2,500.00

Partial Withdrawal

If instead of a full withdrawal, $20,000 was requested, we would first determine the free withdrawal amount:

$5,788.13 = $57,881.25 X .10

The non-free amount which is subject to the 5% withdrawal charge would be:  $14,211.87 = $20,000.00 - $5,788.13

The MVA, which is only applicable to the non-free amount, and which is subject to the 5% withdrawal charge, would be:

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($783.91)  =  - 0.0551589 X $14,211.87

The withdrawal charge would be:  $789.25 = [($14,211.87 (the non-free amount) + $783.91 (the negative MVA)) / (1 - 0.05) a factor used to calculate the 5% withdrawal charge and adjust the withdrawal charge to include a withdrawal charge on itself)] - ($14,211.87 + $783.91)

Thus, the total amount of Account Value needed to provide $20,000 after the MVA and withdrawal charge would be:

$21,573.16 = $20,000.00 + $783.91+ $789.25

The ending Account Value would be:

$36,308.09 = $57,881.25 - $21,573.16

Examples of an Upward Market Value Adjustment:

An upward MVA results from a full or partial withdrawal that occurs when interest rates have decreased.  Assume interest rates have decreased three years after the initial contribution and we’re crediting 4% for a four-year GRO Account.

Full Withdrawal

Upon a full withdrawal, the MVA would be:  0.0290890 = [(1 + .05)48/12 / (1 + .04 + .0025)48/12] - 1

The MVA is an increase of $1,683.71 to the GRO Value:  $1,683.71 = 0.0290890 X $57,881.25

The Adjusted Account Value would be:  $59,564.96 = $57,881.25 + $1,683.71

A withdrawal charge of 5% would be assessed against the $50,000 original contribution:  $2,500.00 = $50,000.00 X .05

Thus, the amount payable on a full withdrawal would be:  $57,064.96 = $57,881.25 + $1,683.71 - $2,500.00

Partial Withdrawal

If instead of a full withdrawal, $20,000 was requested, the free withdrawal amount and non-free amount would first be determined as above:

Free Amount =  $5,788.13                             Non-Free Amount =  $14,211.87

The MVA, which is only applicable to the non-free amount, and which is subject to the 5% withdrawal charge, would be:

$413.41 = 0.0290890 X $14,211.87

The withdrawal charge would be:  $726.23 = [($14,211.87 (the non-free amount) - $413.41 (the positive MVA)) / (1 - 0.05) a factor used to calculate the 5% withdrawal charge and adjust the withdrawal charge to include a withdrawal charge on itself)] - $14,211.87 - $413.41)

Thus, the total amount of Account Value needed to provide $20,000 after the MVA and withdrawal charge would be:

$20,312.82 = $20,000.00 - $413.41 + $726.23

The ending Account Value would be:  $37,568.43 = $57,881.25 - $20,312.82

Actual MVAs will have a greater or lesser impact than shown in the examples, depending on the actual change in current interest rate and the timing of the withdrawal in relation to the time remaining in the Guarantee Period.  The MVA operates in a similar manner for transfers, except withdrawal charges don’t apply to transfers.

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Appendix D

Parties to the Contract

Owner

•      Chooses parties to the contract.

•      Can change beneficiaries any time before death of owner or annuitant.

•      Has right to withdrawals and annuity payments while the Annuitant is alive and responsibility to pay taxes on such payments.

•      Responsible for any tax penalties for withdrawals taken before age 59½.

•      Responsible for taking required minimum distributions on qualified contracts.

Annuitant

•      Must be a natural person.

•      The measuring life for the Annuity Benefit.

•      The Annuitant’s death triggers the payment of the Death Benefit, unless there is a contingent Annuitant.

•      Has no rights under the contract.

Joint Owner (Optional)

•      Shares in all ownership rights with owner.

•      Will be co-payee on all withdrawals and annuity payments with the owner.

•      Both joint owners must execute all choices and changes to the contract.

•      If either owner or joint owner dies, both are considered to be deceased and a Distribution on Death will be paid to the owner’s beneficiary. The joint owner is not the owner’s beneficiary.

Contingent Annuitant (Optional) • Must be a natural person. If still alive when the primary Annuitant dies, will become the Annuitant under the contract. • Has no rights in the contract.

Owner’s Beneficiary

•      Must be designated by the owner as owner’s beneficiary.

•      Must receive a Distribution on Death of owner if the Annuitant is still alive.

•      Responsible for taxes on distribution.

•      If owner’s beneficiary is not alive at owner’s death, the Distribution on Death of owner is paid to the owner’s estate.

Annuitant’s Beneficiary

•      Must be designated by the owner as the Annuitant’s beneficiary.

•      Is entitled to the Death Benefit under the contract when the Annuitant dies.

•      Is generally responsible for paying any taxes due on the Death Benefit paid.

•      If Annuitant’s beneficiary is not alive at Annuitant’s death, the Death Benefit is paid to the Annuitant’s estate.

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Appendix D — continued

Guide to Spousal Continuation

Owner*	Owner’s Beneficiary	Annuitant	Annuitant’s Beneficiary	Spousal Continuation Available When Owner Dies?	Spousal Continuation Available When Annuitant Dies?

Spouse 1	Spouse 2	Spouse 1	Spouse 2	Yes. Enhanced Spousal Continuation available, which includes an increase in Account Value for any enhanced Death Benefit.	Yes. Enhanced Spousal Continuation available, which includes an increase in the Account Value for any enhanced Death Benefit.

Spouse 1	Spouse 2	Spouse 2	Spouse 1	Yes. Standard Spousal Continuation only. No increase in Account Value because Annuitant is still alive.	No. Death benefit is paid to Spouse 1.

Spouse 1	Spouse 2	Spouse 1	Non-spouse	No. Death Benefit is paid to Annuitant’s beneficiary (Non-spouse).	No. Death benefit is paid to Annuitant’s beneficiary (Non-spouse).

Spouse 1	Non-spouse	Spouse 1	Spouse 2	No. Owner’s beneficiary is non-spouse.	No. Death Benefit is paid to Spouse 2.

Spouse 1	Spouse 2	Non-spouse	Non-spouse	Yes. Standard Spousal Continuation only. No increase in Account Value because Annuitant is still alive.	No. Death Benefit is paid to Annuitant’s beneficiary (Non-spouse).

Non-spouse	Non-spouse	Spouse 1	Spouse 2	No.	No. Death Benefit is paid to Spouse 2.

*In the case of joint owners, the distribution requirements are applied at the first death.

The joint owner is not the owner’s beneficiary.

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Appendix E

Illustration of Guaranteed Lifetime Income Advantage

The following examples demonstrate how the Rider works, based on the stated assumptions.  These examples are for illustration only, and do not predict future investment results.

Example #1

This example illustrates the Spousal Rider where withdrawals equal to the Lifetime Payout Amount (LPA), as well as Nonguaranteed Withdrawals have been taken, an additional contribution has been made and Bonuses and Step-Ups have been applied.  It also illustrates payments for the life of the Primary and Spousal Annuitant even though the Account Value has been reduced to zero.  Rounding of amounts less than $1.00 is used in this example.

Assumptions:

•                  Primary Annuitant’s age on date GLIA Rider is purchased = 63; Spousal Annuitant’s age on date GLIA Rider is purchased = 60

•                  Initial contribution = $100,000; additional contribution = $10,000 in Contract Year 10

•                  Nonguaranteed Withdrawal of $776 in Contract Year 14

•                  Withdrawals equal to LPA in Contract Years 6-13, and Contract Years 15+

•                  No withdrawals were taken that would result in withdrawal charges under the contract.

•                  The contract is not a Qualified Annuity contract.

•                  The Rider remains in effect during the period covered in this example.

Contract Year	Primary Annuitant’s Age on the APD*	Spousal Annuitant’s Age on the APD	Contributions	LPA		Annual Withdrawal	Adjusted Nonguaranteed Withdrawal	Hypothetical Account Value on APD (A)	Bonus		Bonus Base		Step-Up Base		Payment Base at the end of the APD (B)
1	63	60	$100,000	N/A		$0	$0	$104,500	$4,000	(C)	$104,000	(C)	$104,500	(D)	$104,500
2	64	61	$0	N/A		$0	$0	$107,635	$4,000	(C)	$108,000	(C)	$107,635	(D)	$108,000
3	65	62	$0	N/A		$0	$0	$111,940	$4,000	(C)	$112,000	(C)	$111,940	(D)	$112,000
4	66	63	$0	N/A		$0	$0	$115,310	$4,000	(C)	$116,000	(C)	$115,310	(D)	$116,000
5	67	64	$0	N/A		$0	$0	$113,004	$4,000	(C)	$120,000	(C)	$115,310		$120,000
6	68	65	$0	$5,400	(E)	$5,400	$0	$107,604	$0		$120,000		$115,310		$120,000
7	69	66	$0	$5,400		$5,400	$0	$97,900	$0		$120,000		$115,310		$120,000
8	70	67	$0	$5,400		$5,400	$0	$94,458	$0		$120,000		$115,310		$120,000
9	71	68	$0	$5,400		$5,400	$0	$89,058	$0		$120,000		$115,310		$120,000

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Contract Year	Primary Annuitant’s Age on the APD*	Spousal Annuitant’s Age on the APD	Contributions		LPA		Annual Withdrawal		Adjusted Nonguaranteed Withdrawal		Hypothetical Account Value on APD (A)	Bonus	Bonus Base		Step-Up Base		Payment Base at the end of the APD (B)
10	72	69	$10,000	(F)	$5,850	(F)	$5,850		$0		$91,226	$0	$130,000	(F)	$125,310	(F)	$130,000
11	73	70	$0		$5,850		$5,850		$0		$86,289	$0	$130,000		$125,310		$130,000
12	74	71	$0		$5,850		$5,850		$0		$76,987	$0	$130,000		$125,310		$130,000
13	75	72	$0		$5,850		$5,850		$0		$72,677	$0	$130,000		$125,310		$130,000
14	76	73	$0		$5,850		$6,626	(G)	$1,493	(G)	$66,778	$0	$128,507	(G)	$123,817	(G)	$128,507
15	77	74	$0		$5,783	(G)	$5,783		$0		$61,663	$0	$128,507		$123,817		$128,507
16	78	75	$0		$5,783		$5,783		$0		$58,346	$0	$128,507		$123,817		$128,507
17	79	76	$0		$5,783		$5,783		$0		$53,147	$0	$128,507		$123,817		$128,507
18	80	77	$0		$5,783		$5,783		$0		$46,301	$0	$128,507		$123,817		$128,507
19	81	78	$0		$5,783		$5,783		$0		$38,203	$0	$128,507		$123,817		$128,507
20	82	79	$0		$5,783		$5,783		$0		$33,949	$0	$128,507		$123,817		$128,507
21	83	80	$0		$5,783		$5,783		$0		$27,826	$0	$128,507		$123,817		$128,507
22	84	81	$0		$5,783		$5,783		$0		$22,878	$0	$128,507		$123,817		$128,507
23	85	82	$0		$5,783		$5,783		$0		$17,782	$0	$128,507		$123,817		$128,507
24	86	83	$0		$5,783		$5,783		$0		$11,288	$0	$128,507		$123,817		$128,507
25	87	84	$0		$5,783		$5,783		$0		$4,941	$0	$128,507		$123,817		$128,507
26	88	85	$0		$5,783	(H)	$5,783		$0		$0	$0	$128,507		$123,817		$128,507
27	89	86	$0		$5,783		$5,783		$0		$0	$0	$128,507		$123,817		$128,507
28	90	87	$0		$5,783		$5,783		$0		$0	$0	$128,507		$123,817		$128,507
29	91	88	$0		$5,783		$5,783		$0		$0	$0	$128,507		$123,817		$128,507
30	92	89	$0		$5,783		$5,783		$0		$0	$0	$128,507		$123,817		$128,507
31+	93	90	$0		$5,783		$5,783		$0		$0	$0	$128,507		$123,817		$128,507

* APD = Annual Processing Date

(A)  The hypothetical Account Value includes deduction of all fees and is after any applicable withdrawal.

(B)  The Payment Base is always the greater of the Bonus Base and Step-Up Base.

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(C)  A Bonus was added to the Bonus Base in Contract Years 1 - 5 because no withdrawals were taken during those Contract Years.  The Bonus amount is the Bonus Percentage, which is 4.00% in each of these years, times the total contributions minus total withdrawals, which is $100,000 for each year.

For example, the Bonus in Contract Year 1 is calculated as follows:

•                  4.00% (Bonus Percentage) X $100,000 (total contributions) — 4.00% (Bonus Percentage) X $0 (total withdrawals) = $4,000 Bonus amount.  This calculation is the same in each of the 5 years.

The Bonus Base after the Bonus in Contract Year 1 is $100,000+ $4,000 = $104,000; the Bonus Base after the Bonus in Contract Year 2 is $104,000+ $4,000 = $108,000; the Bonus Base after the Bonus in Contract Year 3 is $108,000+ $4,000 = $112,000; the Bonus Base after the Bonus in Contract Year 4 is $112,000+ $4,000 = $116,000; the Bonus Base after the Bonus in Contract Year 5 is $116,000+ $4,000 = $120,000.

(D)  In Contract Year 1, the Step-Up Base increases to $104,500 because the hypothetical Account Value ($104,500) is larger than the Step-Up Base in Contract Year 1($100,000).  After the step-up, the Step-Up Base ($104,500) is larger than the Bonus Base ($104,000) and therefore the Payment Base is equal to the Step-Up Base of $104,500.  In Contract Years 2-4, the Step-Up Base increases to the Account Value, because the Account Value is larger than the previous years’ Step-Up Base, however the Payment Base is not affected because the Bonus Base is higher than the Step-Up Base in each Contract Year.  In Contract Years 5+, the Step-Up Base is always larger than the Account Value, and thus is not stepped up.

(E)  In Contract Year 6, the LPA is determined, since this is the first withdrawal on or after the Age 60 Contract Anniversary.  The LPA is the Withdrawal Percentage times the Payment Base:

•                  4.5% (Withdrawal Percentage) X $120,000 (Payment Base) =$5,400 (LPA)

(F)  The $10,000 additional contribution made at the beginning of Contract Year 10 increases the Bonus Base and Step-Up Base (and therefore the Payment Base) dollar-for-dollar.

•                  $120,000 Bonus Base + $10,000 additional contribution amount = $130,000 Bonus Base after the additional contribution.

•                  $115,310 Step-Up Base + $10,000 additional contribution amount = $125,310 Step-Up Base after the additional contribution.

The LPA is recalculated using the Withdrawal Percentage times the Payment Base after the additional contribution:

•                  4.5% (Withdrawal Percentage) X $130,000 (Payment Base) =$5,850 (LPA)

(G)  In Contract Year 14, a Nonguaranteed Withdrawal in the amount of $776 ($6,626 amount withdrawn - $5,850 LPA) is taken.  The Adjusted Nonguaranteed Withdrawal amount is the Nonguaranteed Withdrawal amount multiplied by the greater of 1 or the ratio of the Payment Base to Account Value, where both values are calculated immediately before the Nonguaranteed Withdrawal.  It is calculated as follows:

•                  $776 (Nonguaranteed Withdrawal amount) x 1.9244 ($130,000 Payment Base divided by $67,554 Account Value [$66,778+ $776]) = $1,493 (Adjusted Nonguaranteed Withdrawal amount)

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The Bonus Base and the Step-Up Base (and therefore the Payment Base) are reduced by the Adjusted Nonguaranteed Withdrawal amount:

•                  $130,000 Bonus Base - $1,493 Adjusted Nonguaranteed Withdrawal amount = $128,507 Bonus Base after the Nonguaranteed Withdrawal.

•                  $125,310 Step-Up Base - $1,493 Adjusted Nonguaranteed Withdrawal amount = $123,817 Step-Up Base after the Nonguaranteed Withdrawal

The LPA is recalculated after the withdrawal as 4.5% of the Payment Base after the withdrawal: $128,507 x 4.5% = $5,783.

(H)  In Contract Year 26, the Account Value is reduced to zero; however, the Payment Base is greater than zero.  Therefore, the Rider enters Guaranteed Payment Phase and payments of the LPA continue.

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Example #2

This example illustrates the Individual Rider where withdrawals equal to the LPA, as well as Nonguaranteed Withdrawals have been taken, and Bonuses have been applied.  It also illustrates the termination of the rider if the Account Value is reduced to zero by a Nonguaranteed Withdrawal. Rounding of amounts less than $1.00 is used in this example.

Assumptions:

•                  Annuitant’s age on date GLIA Rider is purchased = 55

•                  Initial contribution = $100,000; no additional contributions

•                  Withdrawals equal to LPA in Contract Years 6-7, 9-13

•                  Nonguaranteed Withdrawal in Contract Year 8 in the amount of $20,200

•                  Full Account Value withdrawn in Contract Year 14

•                  No withdrawals were taken that would result in withdrawal charges under the contract.

•                  The contract is not a Qualified Annuity contract.

•                  The Rider remains in effect during the period covered in this example.

Contract Year	Annuitant’s Age on APD*	Contributions	LPA		Annual Withdrawal		Adjusted Nonguaranteed Withdrawal		Hypothetical Account Value on APD (A)	Bonus		Bonus Base		Step-Up Base		Payment Base at the end of the APD (B)
1	55	$100,000	N/A		$0		$0		$99,000	$4,000	(C)	$104,000	(C)	$100,000	(D)	$104,000
2	56		N/A		$0		$0		$98,010	$4,000	(C)	$108,000	(C)	$100,000		$108,000
3	57		N/A		$0		$0		$95,070	$4,000	(C)	$112,000	(C)	$100,000		$112,000
4	58		N/A		$0		$0		$92,218	$4,000	(C)	$116,000	(C)	$100,000		$116,000
5	59		N/A		$0		$0		$91,295	$4,000	(C)	$120,000	(C)	$100,000		$120,000
6	60		$4,800	(E)	$4,800	(E)	$0		$87,408	$0		$120,000		$100,000		$120,000
7	61		$4,800		$4,800		$0		$83,482	$0		$120,000		$100,000		$120,000
8	62		$4,800		$25,000	(F)	$30,484	(F)	$59,317	$0		$89,516	(F)	$69,516	(F)	$89,516
9	63		$3,581	(F)	$3,581		$0		$55,143	$0		$89,516		$69,516		$89,516
10	64		$3,581		$3,581		$0		$51,011	$0		$89,516		$69,516		$89,516
11	65		$3,581		$3,581		$0		$44,880	$0		$89,516		$69,516		$89,516
12	66		$3,581		$3,581		$0		$41,748	$0		$89,516		$69,516		$89,516
13	67		$3,581		$3,581		$0		$38,168	$0		$89,516		$69,516		$89,516
14	68		$3,581		$38,168	(G)	N/A		$0	$0		$0		$0		$0
15	69		$0		$0		$0		$0	$0		$0		$0		$0

*APD = Annual Processing Date

P5N - 112

(A)  The hypothetical Account Value includes deduction of all fees and is after any applicable withdrawal.

(B)  The Payment Base is always the greater of the Bonus Base and Step-Up Base.

(C)  A Bonus was added to the Bonus Base in Contract Years 1 -5 because no withdrawals were taken during those Contract Years.  The Bonus amount is the Bonus Percentage, which is 4.00% in each of these years, times the total contributions minus total withdrawals, which is $100,000 for each year.

For example, the Bonus in Contract Year 1 is calculated as follows:

•                  4.00% (Bonus Percentage) X $100,000 (total contributions) — 4.00% (Bonus Percentage) X $0 (total withdrawals) = $4,000 Bonus amount. This calculation is the same in each of the 5 years.

The Bonus Base after the Bonus in Contract Year 1 is $100,000+ $4,000 = $104,000; the Bonus Base after the Bonus in Contract Year 2 is $104,000+ $4,000 = $108,000; the Bonus Base after the Bonus in Contract Year 3 is $108,000+ $4,000 = $112,000; the Bonus Base after the Bonus in Contract Year 4 is $112,000+ $4,000 = $116,000; the Bonus Base after the Bonus in Contract Year 5 is $116,000+ $4,000 = $120,000.

(D)  In each Contract Year, the hypothetical Account Value is less than the Step-Up Base and thus, the Step-Up Base is not stepped up.

(E)  In Contract Year 6, the LPA is determined, since this is the first withdrawal on or after the Age 60 Contract Anniversary.  The LPA is the Withdrawal Percentage times the Payment Base:

•                  4.0% (Withdrawal Percentage) X $120,000 (Payment Base) =$4,800 (LPA)

(F)  A Nonguaranteed Withdrawal in the amount of $20,200 ($25,000 amount withdrawn - $4,800 LPA) is taken in Contract Year 8.  The Adjusted Nonguaranteed Withdrawal amount is the Nonguaranteed Withdrawal amount multiplied by the greater of 1 or the ratio of the Payment Base to Account Value, where both values are calculated immediately before the Nonguaranteed Withdrawal.  It is calculated as follows:

•                  $20,200 (Nonguaranteed Withdrawal amount) x 1.5091 ($120,000 Payment Base divided by $79,517 Account Value [$59,317+ $20,200]) = $30,484 (Adjusted Nonguaranteed Withdrawal amount)

The Bonus Base and Step-Up Base (and therefore the Payment Base) are reduced by the Adjusted Nonguaranteed Withdrawal amount.

•                  $120,000 Bonus Base - $30,484 Adjusted Nonguaranteed Withdrawal amount = $89,516 Bonus Base after the Nonguaranteed Withdrawal

•                  $100,000 Step-Up Base - $30,484 Adjusted Nonguaranteed Withdrawal amount = $69,516 Step-Up Base after the Nonguaranteed Withdrawal

The LPA is recalculated after the withdrawal as 4.0% of the Payment Base after the withdrawal: $89,516 x 4.0% = $3,851.

P5N - 113

(G)  A Nonguaranteed withdrawal reduces the Account Value to zero in Contract Year 14 and the Rider and Annuity Contract terminate.

P5N - 114

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2010

Pinnacle V Deferred Flexible Premium Variable Annuity

Issued By National Integrity Life Insurance Company

Through Separate Account II of National Integrity Life Insurance Company

This Statement of Additional Information (SAI) is not a prospectus.  It should be read in conjunction with the variable annuity prospectus dated May 1, 2011.

A copy of the prospectus to which this SAI relates is available at no charge by writing the Administrative Office at National Integrity Life Insurance Company, 15 Matthews Street, Suite 200, Goshen, NY 10924, or by calling 1-800-433-1778.

General Information and History

National Integrity Life Insurance Company (National Integrity) is a New York life insurance company organized on November 22, 1968. The home office is located at 15 Matthews Street, #200, Goshen, New York 10924.  National Integrity, the depositor of Separate Account II, is a wholly owned subsidiary of Integrity Life Insurance Company (Integrity), an Ohio life insurance company, which is a wholly owned subsidiary of The Western and Southern Life Insurance Company (WSLIC), an Ohio life insurance company organized on February 23, 1888.  WSLIC is a wholly owned subsidiary of Western & Southern Financial Group, Inc., an Ohio Corporation, which is wholly owned by Western & Southern Mutual Holding Company, an Ohio mutual insurance holding company.

Administration and Distribution of the Contracts

Administration

National Integrity has responsibility for administration of Separate Account II (the Separate Account) and the variable annuity contracts issued through the Separate Account (Contracts).  National Integrity has entered into Service Agreements with Integrity, WSLIC and IFS Financial Services, Inc., which is an affiliated company, to provide certain services, including administrative services for the Separate Account and the Contracts.   Compensation for these services, which are paid by National Integrity, is based on the charges and expenses incurred by the service provider, and will reflect actual costs to the extent reasonably possible.

Custodian

National Integrity is the custodian of the assets of the Separate Account.  The shares are held in book-entry form. National Integrity maintains a record of all purchases and redemptions of shares of the underlying portfolios.

Underwriter

Touchstone Securities, Inc. (Touchstone Securities), 303 Broadway, Suite 1100, Cincinnati, Ohio 45202, an indirect subsidiary of WSLIC and an affiliate of National Integrity, is the principal underwriter of the Contracts.  Touchstone Securities is registered under the Securities Exchange Act of 1934 as a broker-dealer and is a member in good standing of the Financial Industry Regulatory Authority (FINRA).  The Contracts are offered through Touchstone Securities on a continuous basis.  The amount of distribution allowances paid to Touchstone Securities from National Integrity for underwriting its variable annuities was

$4,189,179 in 2010, $3,799,552 in 2009 and $5,066,413 in 2008.   Touchstone Securities did not retain distribution allowances during these years.

Sales

The Contracts are sold by insurance agents licensed in the states where the Contracts may be lawfully sold.  The agents are also registered representatives of broker-dealers, which are registered under the Securities Exchange Act of 1934 and are members of FINRA.

We make payments to the broker-dealer firms that distribute our Contracts in the form of commissions and other incentives.  In addition to the commissions described in the prospectus, we pay up to a 1.00% annual trail commission on certain Contracts issued before January 1, 2009 to certain producers who qualify for a program called “Dynasty Trail.”  Currently, active registered representatives who have previously qualified for this program, have at least $4,000,000.00 of business with us and maintain 90% of that business with us and meet both these standards at the end of each quarter will receive this additional commission. Qualifying requirements are higher in years following 2009 and producers not qualified by 2012 will not be eligible to participate. This program may be changed.

We may also make additional payments in the form of expense reimbursements or marketing allowances to the broker-dealers that distribute our Contracts in exchange for privileges, including additional or special access to broker-dealers’ sales staff, opportunities to provide and attend training and other conferences, and marketing enhancements of our Contracts.  The method for calculating any additional compensation may include consideration of the level of sales or assets attributable to the firm.  Not all broker-dealers receive additional compensation and the amount of compensation varies by firm.  These payments could be significant to a firm, and could be a conflict of interest.  We generally choose to compensate broker-dealers that have a strong capability to distribute the Contracts and that are willing to cooperate with our promotional efforts.

The following list includes the names of firms that received expense reimbursement or marketing allowance payments of more than $5,000 with respect to variable annuities sold for Integrity and its wholly owned subsidiary National Integrity Life Insurance Company during the last calendar year.

American Portfolios Financial Services, Inc.	M&T Securities, Inc.
BancWest Investment Services, Inc.	Nationwide Planning Associates, Inc.
Cuso Financial Services, L.P.	Raymond James Financial, Inc.
Cadaret, Grant & Co., Inc.	Securities America, Inc.
Hancock Investment Services, Inc.	Stifel, Nicolaus and Company, Incorporated
LPL Financial Corporation	US Bancorp Investments

Performance Data and Illustrations

We may provide performance information and illustrations using performance information.  Performance information may be based on historical returns of the Variable Account Options.  At any time in the future, performance will likely be higher or lower than in the past.  Historical performance does not predict future results.

Performance Data

In advertisements or in information furnished to you, we may provide the average annual total return and the cumulative total return of the units of the Variable Account Options. The money market option may also from time to time include the yield and effective yield of its units.  Performance information is computed separately for each Variable Account Option in accordance with the formulas described below.

Total return reflects all aspects of the return of a Variable Account Option, including the automatic reinvestment of all distributions and the deduction of all charges that apply on an annual basis.  Performance represents annualized percentage change in net assets of a Variable Account Option, based on a hypothetical $1,000 investment, the performance of the underlying portfolios and the charges that would have been made during the periods shown.  Premium taxes, if applicable, are not reflected.  Returns are not annualized for periods less than one year.

2

Average annual total returns are calculated by determining the growth or decline in value of a hypothetical investment in the Variable Account Option over certain periods, including 1, 3, 5, and 10 years and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period.

Investors should realize that a Variable Account Option’s performance is not constant over time, but changes from year to year, and that the average annual returns represent the averages of historical periods as opposed to the actual historical performance of a Variable Account Option during any portion of the period shown.  Average annual returns are calculated using this formula:

P (1+T)n= ERV, where P is a hypothetical initial payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the redeemable value at the end of the period.

Standardized returns are average annual total returns calculated from the Variable Account Inception Date which represents the date the Variable Account Option was available in the Contract.  Standardized returns reflect the deduction of all Contract expenses, including portfolio level expenses, the annual mortality and expense risk charge, annual administration charge and the withdrawal charge. The cost of the optional individual Guaranteed Lifetime Income Advantage Rider is also included.

Non-standardized returns are calculated from the Fund Inception Date, which represents the inception date of the underlying fund, rather than the date it was included in the Contract.  Performance that predates the inclusion in the Contract is hypothetical and has been adjusted to include Contract expenses. Two sets of non-standardized returns may be presented, each reflecting the deduction of portfolio level expenses, the annual mortality and expense risk charge and the annual administration charge.  One set also reflects the withdrawal charge.  The cost of the optional individual Guaranteed Lifetime Income Advantage Rider is included in both.

Cumulative total returns are unaveraged and reflect the simple percentage change in the value of a hypothetical investment in the Variable Account Option over a stated period of time.  In addition to the period since inception, cumulative total returns may be calculated on a year-to-date basis at the end of each calendar month in the current calendar year.  The last day of the period for year-to-date returns is the last day of the most recent calendar month at the time of publication.

Yields quoted in advertising reflect the change in value of a hypothetical investment in a Variable Account Option over a stated period of time, not taking into account capital gains or losses, or any withdrawal charges.  Yields are annualized and stated as a percentage.

Current yield and effective yield are calculated for the money market option.  Current Yield is based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less Contract charges that would have applied during the period (the base period), and stated as a percentage of the investment at the start of the base period (the base period return).  The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent.

Effective yield assumes that all dividends received during an annual period have been reinvested.  This compounding effect causes effective yield to be higher than current yield.  Calculation of effective yield begins with the same base period return used in the calculation of current yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [(Base Period Return + 1)365/7] – 1

Individualized Illustrations

National Integrity may provide computer-generated illustrations using programs available through third party firms to provide registered representatives and existing or potential Contracts owners with individualized hypothetical illustrations.  The illustrations may include contract values and returns for some or all of the Variable Account Options.  Such illustrations may include graphs, bar charts and other types of formats.

Hypothetical values may be based on: (i) the results of a hypothetical contribution to a Contract invested in a single or multiple Variable Account Options using standardized and non-standardized average annual

3

returns; or (ii) the results of a hypothetical contribution to a Contract using either static or variable assumed rates of return as allowed by law.

Distributions Under Tax-Favored Retirement Programs

Distributions from tax-favored plans are subject to certain restrictions.  Participants in qualified plans (other than IRAs), with the exception of five-percent owners, must begin receiving distributions by April 1 of the calendar year following the later of either (i) the year in which the participant reaches age 70 ½ or (ii) the calendar year in which the participant retires.  Owners of traditional IRAs and 5% owners of qualified plans must begin receiving distributions by April 1 of the calendar year following the year in which the owner or participant reaches age 70 ½.  Distribution from certain TSA plans can be deferred until age 75.  Additional distribution rules apply after the participant’s death.  If you do not take mandatory distributions you may owe a 50% penalty tax on any difference between the required distribution amount and the amount distributed.  There are no mandatory distributions by owners from Roth IRAs.

Distributions from qualified plans (other than traditional IRAs) to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order (payee), in the form of a lump sum settlement, partial withdrawal or periodic annuity payments for a fixed period of fewer than 10 years, are subject to mandatory federal income tax withholding of 20% of the taxable amount of the distribution, unless (i) the payee directs the transfer of such amounts to another qualified plan or traditional IRA; or (ii) the payment is a minimum distribution required under the Internal Revenue Code. The taxable amount is the amount of the distribution less the amount allocable to after-tax contributions.  All other types of taxable distributions are subject to a 10% federal income tax withholding unless the payee elects not to have withholding apply.

We are not permitted to make distributions from a Contract unless a request has been made.  It is therefore your responsibility to comply with the minimum distribution rules.  You should consult your tax adviser regarding these rules and their proper application.

The above description of the minimum distribution requirements and the federal income tax consequences of distributions from tax-favored retirement plans which may be funded by the Contract is only a brief summary and is not intended as tax advice.  The rules governing the provisions of plans are extremely complex and often difficult to comprehend.  If you do not fully comply with all applicable rules, which are subject to change, you may suffer adverse tax consequences.  You should consult a qualified and competent tax adviser prior to adopting a plan or purchasing a Contract in connection with a tax-favored plan.

Financial Statements

The financial statements of Separate Account II as of December 31, 2010, and for the periods indicated in the financial statements, the statutory-basis financial statements of National Integrity Life Insurance Company as of December 31, 2010 and 2009 and for each of the three years in the period ended December 31, 2010, and the statutory-basis financial statements of The Western and Southern Life Insurance Company (WSLIC) as of December 31, 2010 and 2009 and for each of the three years in the period ended December 31, 2010, included in this Statement of Additional Information have been audited by Ernst & Young LLP, 312 Walnut Street, Cincinnati, Ohio 45202, independent registered public accounting firm, as set forth in their reports included thereon.  These financial statements are included in this registration statement in reliance on the reports of Ernst & Young LLP given on the authority of such firm as experts in accounting and auditing.

You should distinguish the financial statements of National Integrity from the financial statements of the Separate Account and consider the National Integrity financial statements only as they relate to the ability of National Integrity to meet its obligations under the Contracts.  You should consider the financial statements of WSLIC as bearing only on the ability of WSLIC to meet its obligations under its guarantee to National Integrity policy holders dated March 3, 2000.  You should not consider the National Integrity or WSLIC financial statements as relating to the investment performance of the assets held in the Separate Account.

4

FINANCIAL STATEMENTS

Separate Account II of National Integrity Life Insurance Company

Year Ended December 31, 2010

With Report of Independent Registered Public Accounting Firm

Separate Account II

of

National Integrity Life Insurance Company

Financial Statements

Year Ended December 31, 2010

Report of Independent Registered Public Accounting Firm

The Contract Owners of Separate Account II of National Integrity Life Insurance Company and The Board of Directors of National Integrity Life Insurance Company

We have audited the accompanying statements of assets and liabilities of Separate Account II of National Integrity Life Insurance Company (the Separate Account), comprised of the separate account divisions described in Note 1 to the financial statements, as of December 31, 2010, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures also included confirmation of investments owned as of December 31, 2010, by correspondence with the fund companies, or their transfer agents, as applicable. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective divisions constituting Separate Account II of National Integrity Life Insurance Company at December 31, 2010, and the results of their operations and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Cincinnati, Ohio

April 25, 2011

1

Separate Account II

of

National Integrity Life Insurance Company

Statements of Assets and Liabilities

December 31, 2010

		Receivable from
		(payable to)
	Investments	the general account
Division	at value	of National Integrity	Net Assets	Unit Value	Units Outstanding
Affiliated:
Touchstone Aggressive ETF (Pinnacle IV ™)	$1,482,454	$(3)	$1,482,451	$11.47	129,249
Touchstone Aggressive ETF (Pinnacle ™)	75,350	—	75,350	11.54	6,529
Touchstone Aggressive ETF Fund (Pinnacle V ™)	591,885	—	591,885	14.05	42,129
Touchstone Baron Small Cap (Pinnacle IV ™)	2,096,523	4	2,096,527	19.42	107,960
Touchstone Baron Small Cap (Pinnacle V ™)	999,522	(4)	999,518	10.18	98,225
Touchstone Baron Small Cap (Pinnacle ™)	1,960,979	—	1,960,979	33.57	58,411
Touchstone Conservative ETF (Pinnacle V ™)	2,848,737	2	2,848,739	12.06	236,206
Touchstone Conservative ETF (Pinnacle IV ™)	3,696,909	(4)	3,696,905	12.11	305,338
Touchstone Conservative ETF (Pinnacle ™)	548,388	5	548,393	12.18	45,014
Touchstone Core Bond (Pinnacle IV ™)	1,533,618	—	1,533,618	13.28	115,444
Touchstone Core Bond (Pinnacle ™)	195,774	—	195,774	13.40	14,608
Touchstone Core Bond (PinnacleV ™)	816,954	1	816,955	11.77	69,438
Touchstone Enhanced ETF (Pinnacle IV ™)	1,445,269	2	1,445,271	11.44	126,372
Touchstone Enhanced ETF (Pinnacle ™)	790,522	(5)	790,517	11.51	68,695
Touchstone Enhanced ETF Fund (Pinnacle V ™)	405,977	—	405,977	13.83	29,362
Touchstone GMAB Aggressive ETF Fund (Pinnacle IV ™)	577,226	—	577,226	13.93	41,440
Touchstone GMAB Aggressive ETF Fund (Pinnacle V ™)	510,762	—	510,762	13.91	36,732
Touchstone GMAB Conservative ETF (Pinnacle IV ™)	138,776	—	138,776	11.96	11,606
Touchstone GMAB Conservative ETF (Pinnacle V ™)	415,095	—	415,095	11.94	34,775
Touchstone GMAB Moderate ETF Fund (Pinnacle IV ™)	2,809,798	—	2,809,798	13.02	215,783
Touchstone GMAB Moderate ETF Fund (Pinnacle V ™)	1,956,527	—	1,956,527	13.00	150,514
Touchstone High Yield (Pinnacle IV ™)	2,539,903	1	2,539,904	16.72	151,936
Touchstone High Yield (Pinnacle ™)	1,296,405	1	1,296,406	16.86	76,873
Touchstone High Yield (PinnacleV ™)	234,491	—	234,491	11.56	20,287
Touchstone Large Cap Core Equity (Pinnacle IV ™)	2,054,322	14	2,054,336	11.76	174,757
Touchstone Large Cap Core Equity (Pinnacle ™)	2,177,250	(2)	2,177,248	11.86	183,597
Touchstone Large Cap Core Equity (PinnacleV ™)	830,448	—	830,448	8.15	101,853
Touchstone Mid Cap Growth (Pinnacle IV ™)	2,011,901	(4)	2,011,897	17.59	114,360
Touchstone Mid Cap Growth (Pinnacle ™)	415,277	—	415,277	17.75	23,399
Touchstone Mid Cap Growth (PinnacleV ™)	334,550	—	334,550	9.90	33,783
Touchstone Moderate ETF (Pinnacle IV ™)	5,844,051	(2)	5,844,049	11.86	492,600
Touchstone Moderate ETF (Pinnacle V ™)	1,822,831	1	1,822,832	10.18	179,019
Touchstone Moderate ETF (Pinnacle ™)	680,543	(2)	680,541	11.94	57,010
Touchstone Money Market (Pinnacle V ™)	1,065,425	5	1,065,430	9.79	108,777
Touchstone Money Market (Pinnacle IV ™)	6,125,038	(2)	6,125,036	10.79	567,586
Touchstone Money Market (Pinnacle ™)	3,678,693	1	3,678,694	10.89	337,917
Touchstone Third Avenue Value (Pinnacle IV ™)	8,238,467	6	8,238,473	16.92	486,769
Touchstone Third Avenue Value (Pinnacle V ™)	1,835,310	1	1,835,311	8.32	220,474
Touchstone Third Avenue Value (Pinnacle ™)	4,731,380	3	4,731,383	49.96	94,701
Non-Affiliated:
Van Kampen UIF Emerging Markets Debt (Pinnacle ™)	401,393	(1)	401,392	25.65	15,646
Van Kampen UIF U.S. Real Estate (Pinnacle ™)	1,010,911	—	1,010,911	28.02	36,081
Non-Affiliated Initial Class:
Fidelity VIP Balanced (Pinnacle ™)	1,430,801	(1)	1,430,800	10.68	133,940
Fidelity VIP Overseas (Pinnacle IV ™)	336,902	—	336,902	8.15	41,349
Fidelity VIP Overseas (Pinnacle ™)	190,166	(1)	190,165	8.18	23,253
Fidelity VIP Equity-Income (Pinnacle ™)	1,647,244	3	1,647,247	14.33	114,988
Fidelity VIP II Contrafund (Pinnacle ™)	6,925,768	1	6,925,769	20.75	333,717
Fidelity VIP II Index 500 (Pinnacle IV ™)	188,001	—	188,001	8.66	21,719
Fidelity VIP II Index 500 (Pinnacle ™)	2,544,810	—	2,544,810	8.69	292,893
Fidelity VIP II Investment Grade Bond (Pinnacle IV ™)	2,274,873	(2)	2,274,871	11.73	193,896
Fidelity VIP II Investment Grade Bond (Pinnacle ™)	1,192,227	4	1,192,231	11.78	101,240
Non-Affiliated Service Class:
Fidelity VIP Growth (Pinnacle ™)	674,958	—	674,958	8.85	76,284
Fidelity VIP III Mid Cap (Pinnacle ™)	4,133,186	(2)	4,133,184	38.51	107,321
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (Pinnacle ™)	1,500	—	1,500	12.77	117
Fidelity VIP Asset Manager (Pinnacle IV ™)	286,066	—	286,066	12.68	22,556
Fidelity VIP Asset Manager (Pinnacle V ™)	173,361	(1)	173,360	10.63	16,302
Fidelity VIP Balanced (Pinnacle IV ™)	2,328,809	(1)	2,328,808	14.55	160,021
Fidelity VIP Balanced (Pinnacle V ™)	1,085,375	5	1,085,380	10.17	106,774
Fidelity VIP Balanced (Pinnacle ™)	335,861	5	335,866	13.28	25,291
Fidelity VIP Contrafund (Pinnacle IV ™)	11,053,150	3	11,053,153	16.66	663,363
Fidelity VIP Contrafund (Pinnacle V ™)	6,670,136	(17)	6,670,119	9.34	714,498
Fidelity VIP Disciplined Small Cap (Pinnacle IV ™)	169,637	—	169,637	8.68	19,552

See accompanying notes.

2

Separate Account II

of

National Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2010

		Receivable from
		(payable to)
	Investments	the general account
Division	at value	of National Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Disciplined Small Cap (Pinnacle ™)	$224,630	$1	224,631	8.71	25,795
Fidelity VIP Disciplined Small Cap (Pinnacle V ™)	115,184	—	115,184	8.70	13,238
Fidelity VIP Equity-Income (Pinnacle IV ™)	2,537,638	—	2,537,638	12.02	211,048
Fidelity VIP Equity-Income (Pinnacle V ™)	639,587	(10)	639,577	7.46	85,784
Fidelity VIP Freedom 2010 (Pinnacle IV ™)	150,495	—	$150,495	$10.22	14,727
Fidelity VIP Freedom 2010 (Pinnacle V ™)	753,494	1	753,495	10.11	74,557
Fidelity VIP Freedom 2015 (Pinnacle IV ™)	787,538	—	787,538	10.05	78,385
Fidelity VIP Freedom 2015 (Pinnacle V ™)	792,990	(1)	792,989	9.92	79,916
Fidelity VIP Freedom 2020 (Pinnacle IV ™)	338,454	1	338,455	9.69	34,930
Fidelity VIP Freedom 2020 (Pinnacle ™)	13,743	—	13,743	9.73	1,413
Fidelity VIP Freedom 2020 (Pinnacle V ™)	430,597	—	430,597	9.55	45,092
Fidelity VIP Freedom 2025 (Pinnacle IV ™)	2,541	1	2,542	9.65	263
Fidelity VIP Freedom 2025 (Pinnacle V ™)	107,108	(1)	107,107	9.51	11,266
Fidelity VIP Freedom 2030 (Pinnacle IV ™)	3,387	1	3,388	9.23	367
Fidelity VIP Freedom 2030 (Pinnacle V ™)	130,854	—	130,854	9.08	14,417
Fidelity VIP Growth (Pinnacle IV ™)	1,179,194	(3)	1,179,191	10.69	110,344
Fidelity VIP Growth (Pinnacle ™)	92,138	—	92,138	9.39	9,813
Fidelity VIP Growth (Pinnacle V ™)	281,621	—	281,621	9.21	30,566
Fidelity VIP High Income (Pinnacle IV ™)	911,581	1	911,582	16.13	56,519
Fidelity VIP High Income (Pinnacle V ™)	353,626	—	353,626	11.34	31,184
Fidelity VIP High Income (Pinnacle ™)	89,189	—	89,189	14.09	6,331
Fidelity VIP II Index 500 (Pinnacle IV ™)	3,422,618	—	3,422,618	8.58	399,065
Fidelity VIP II Index 500 (Pinnacle ™)	514,189	(2)	514,187	8.61	59,729
Fidelity VIP II Index 500 (Pinnacle V ™)	1,646,760	(5)	1,646,755	8.38	196,496
Fidelity VIP Investment Grade Bond (Pinnacle IV ™)	2,759,346	(1)	2,759,345	12.52	220,410
Fidelity VIP Investment Grade Bond (Pinnacle V ™)	3,471,441	(3)	3,471,438	11.63	298,597
Fidelity VIP Investment Grade Bond (Pinnacle ™)	604,374	10	604,384	12.60	47,952
Fidelity VIP Mid Cap (Pinnacle IV ™)	4,236,650	(5)	4,236,645	23.08	183,532
Fidelity VIP Mid Cap (Pinnacle ™)	601,756	—	601,756	10.95	54,970
Fidelity VIP Mid Cap (Pinnacle V ™)	2,016,526	—	2,016,526	10.78	187,068
Fidelity VIP Overseas (Pinnacle IV ™)	1,800,738	6	1,800,744	13.24	135,993
Fidelity VIP Overseas (Pinnacle V ™)	895,236	(13)	895,223	7.91	113,233
Fidelity VIP Overseas (Pinnacle ™)	727,904	(2)	727,902	13.33	54,601
Non-Affiliated Class 1:
Franklin Growth and Income Securities (Pinnacle ™)	2,741,550	—	2,741,550	13.58	201,833
Franklin Income Securities (Pinnacle ™)	7,891,160	4	7,891,164	17.85	442,128
JPMorgan IT Mid Cap Value CL 1 (Pinnacle ™)	119,382	—	119,382	16.00	7,461
JPMorgan IT Mid Cap Value CL 1 (Pinnacle V ™)	1,077,784	—	1,077,784	15.97	67,471
Van Kampen UIF Emerging Markets Debt (Pinnacle IV ™)	301,680	1	301,681	20.87	14,455
Van Kampen UIF U.S. Real Estate (Pinnacle IV ™)	1,625,606	(3)	1,625,603	22.53	72,158
Non-Affiliated Class 2:
Franklin Growth and Income Securities (Pinnacle IV ™)	3,987,747	(4)	3,987,743	13.21	301,958
Franklin Growth and Income Securities (Pinnacle ™)	1,025,227	(1)	1,025,226	8.26	124,126
Franklin Growth and Income Securities (Pinnacle V ™)	816,984	2	816,986	8.02	101,932
Franklin Income Securities (Pinnacle IV ™)	6,227,013	1	6,227,014	17.36	358,667
Franklin Income Securities (Pinnacle V ™)	2,401,565	—	2,401,565	9.80	244,975
Franklin Large Cap Growth Securities (Pinnacle IV ™)	1,446,438	(2)	1,446,436	13.14	110,088
Franklin Large Cap Growth Securities (Pinnacle V ™)	705,800	(1)	705,799	8.66	81,477
Franklin Large Cap Growth Securities (Pinnacle ™)	258,970	(1)	258,969	13.25	19,551
Franklin Mutual Shares Securities (Pinnacle IV ™)	3,877,559	—	3,877,559	14.74	263,014
Franklin Mutual Shares Securities (Pinnacle V ™)	3,246,600	1	3,246,601	7.92	409,773
Franklin Mutual Shares Securities (Pinnacle ™)	1,126,558	—	1,126,558	14.86	75,799
Franklin Small Cap Value Securities Fund (Pinnacle IV ™)	1,039,408	—	1,039,408	9.42	110,293
Franklin Small Cap Value Securities Fund (Pinnacle ™)	474,939	(2)	474,937	9.46	50,208
Franklin Small Cap Value Securities Fund (Pinnacle V ™)	558,011	(4)	558,007	9.37	59,580
Templeton Foreign Securities (Pinnacle IV ™)	2,179,377	—	2,179,377	18.55	117,475
Templeton Foreign Securities (Pinnacle V ™)	1,351,971	(11)	1,351,960	8.86	152,525
Templeton Foreign Securities (Pinnacle ™)	568,786	1	568,787	18.70	30,412
Templeton Growth Securities (Pinnacle IV ™)	1,493,868	(1)	1,493,867	14.43	103,498
Templeton Growth Securities (Pinnacle V ™)	979,029	—	979,029	7.39	132,557
Templeton Growth Securities (Pinnacle ™)	485,066	2	485,068	14.55	33,336
Invesco Van Kampen VI Comstock (Pinnacle IV ™)	741,357	—	741,357	14.73	50,326
Invesco Van Kampen VI Comstock (Pinnacle V ™)	150,351	(2)	150,349	8.13	18,493
Invesco Van Kampen VI Comstock (Pinnacle ™)	137,306	—	137,306	14.85	9,246
Invesco Van Kampen VI Capital Growth (Pinnacle IV ™)	216,354	—	216,354	14.98	14,446

See accompanying notes.

3

Separate Account II

of

National Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2010

		Receivable from
		(payable to)
	Investments	the general account
Division	at value	of National Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Class 2 (continued):
Invesco Van Kampen VI Capital Growth (Pinnacle V ™)	$127,314	$—	127,314	10.32	12,340
Invesco Van Kampen VI Capital Growth (Pinnacle ™)	40,290	1	40,291	15.10	2,669
Van Kampen UIF Emerging Markets Debt (Pinnacle IV ™)	205,233	1	205,234	11.81	17,371
Van Kampen UIF Emerging Markets Debt (Pinnacle V ™)	204,689	(2)	204,687	11.71	17,487
Van Kampen UIF Emerging Markets Equity (Pinnacle IV ™)	3,181,379	—	$3,181,379	$36.01	88,354
Van Kampen UIF Emerging Markets Equity (Pinnacle V ™)	1,468,991	(3)	1,468,988	10.37	141,595
Van Kampen UIF Emerging Markets Equity (Pinnacle ™)	919,147	2	919,149	36.30	25,321
Van Kampen UIF U.S. Real Estate (Pinnacle IV ™)	975,172	6	975,178	7.59	128,414
Van Kampen UIF U.S. Real Estate (Pinnacle V ™)	593,278	(3)	593,275	8.09	73,359
Invesco Van Kampen VI Mid Cap Value (Pinnacle IV ™)	47,443	1	47,444	10.07	4,713
Invesco Van Kampen VI Mid Cap Value (Pinnacle V ™)	200,067	1	200,068	10.04	19,930
Invesco Van Kampen VI Mid Cap Value (Pinnacle ™)	75,284	—	75,284	10.09	7,459
Non-Affiliated Class A:
DWS Small Cap Index VIP (Pinnacle IV ™)	56,163	—	56,163	16.17	3,473
DWS VIT Small Cap Index VIP (Pinnacle ™)	864,949	4	864,953	16.51	52,397
Non-Affiliated Class B:
Columbia VIT Mid Cap Value Class B (Pinnacle ™)	29,626	—	29,626	15.72	1,885
Columbia VIT Mid Cap Value Class B (Pinnacle IV ™)	34,780	—	34,780	15.69	2,217
Columbia VIT Mid Cap Value Class B	7,956	—	7,956	15.66	508
Columbia VIT Small Cap Value Class B (Pinnacle ™)	29,498	1	29,499	15.62	1,889
Columbia VIT Small Cap Value Class B (Pinnacle V ™)	59,534	—	59,534	15.56	3,825
Columbia VIT Small Cap Value Class B (Pinnacle IV ™)	32,981	—	32,981	15.59	2,115
DWS Small Cap Index VIP (Pinnacle IV ™)	445,922	—	445,922	14.49	30,775
DWS Small Cap Index VIP (Pinnacle V ™)	116,575	—	116,575	9.24	12,623
Non-Affiliated Advisor Class:
PIMCO VIT All Asset (Pinnacle ™)	88,131	—	88,131	10.99	8,019
PIMCO VIT All Asset (Pinnacle IV ™)	1,458,455	1	1,458,456	11.05	132,005
PIMCO VIT All Asset (Pinnacle V ™)	242,598	1	242,599	11.02	22,021
PIMCO VIT Commodity Real Return (Pinnacle IV ™)	1,001,841	—	1,001,841	8.19	122,283
PIMCO VIT Commodity Real Return (Pinnacle V ™)	1,215,482	(7)	1,215,475	8.17	148,790
PIMCO VIT Commodity Real Return (Pinnacle ™)	227,873	3	227,876	8.16	27,940
PIMCO VIT Low Duration (Pinnacle IV ™)	163,335	(3)	163,332	11.17	14,621
PIMCO VIT Low Duration (Pinnacle ™)	270,249	(6)	270,243	11.24	24,043
PIMCO VIT Low Duration (Pinnacle V ™)	185,807	(3)	185,804	11.14	16,680
PIMCO VIT Real Return (Pinnacle IV ™)	564,695	(2)	564,693	11.04	51,129
PIMCO VIT Real Return (Pinnacle V ™)	1,020,058	(6)	1,020,052	11.01	92,627
PIMCO VIT Real Return (Pinnacle ™)	280,981	2	280,983	11.09	25,339
PIMCO VIT Total Return (Pinnacle V ™)	5,335,649	(9)	5,335,640	12.09	441,442
PIMCO VIT Total Return (Pinnacle IV ™)	1,177,879	(16)	1,177,863	12.12	97,168
PIMCO VIT Total Return (Pinnacle ™)	1,079,870	(17)	1,079,853	11.99	90,073
Non-Affiliated Investor Class:
Rydex SGI VT Alternative Strategies Allocation (Pinnacle ™)	51,224	—	51,224	9.66	5,305
Rydex SGI VT Alternative Strategies Allocation (Pinnacle IV ™)	45,409	—	45,409	9.64	4,713
Rydex SGI VT Alternative Strategies Allocation (Pinnacle V ™)	144,970	(1)	144,969	9.62	15,077
Rydex SGI VT Multi-Hedge Strategies (Pinnacle IV ™)	76,043	—	76,043	8.37	9,081
Rydex SGI VT Multi-Hedge Strategies (Pinnacle V ™)	184,808	(1)	184,807	8.35	22,134
Rydex SGI VT Multi-Hedge Strategies (Pinnacle ™)	131,142	1	131,143	8.29	15,827
Rydex SGI VT Managed Future Strategy (Pinnacle IV ™)	239,002	—	239,002	8.55	27,953
Rydex SGI VT Managed Future Strategy (Pinnacle V ™)	261,554	(1)	261,553	8.53	30,656
Rydex SGI VT Managed Future Strategy (Pinnacle ™)	16,583	3	16,586	8.57	1,936
Rydex SGI VT U.S. Long Short Momentum (Pinnacle IV ™)	23,905	1	23,906	9.14	2,616
Rydex SGI VT U.S. Long Short Momentum (Pinnacle V ™)	189,058	—	189,058	9.11	20,750
Rydex SGI VT U.S. Long Short Momentum (Pinnacle ™)	5,612	—	5,612	8.91	630

See accompanying notes.

4

Separate Account II

of

National Integrity Life Insurance Company

Statements of Operations

For the Year Ended December 31, 2010

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Affiliated:
Touchstone Aggressive ETF (Pinnacle IV ™)	$22,802	$23,966	$(1,164)	$(70,135)	$—	$78,512	$340,487	$261,975	$191,840	$190,676
Touchstone Aggressive ETF (Pinnacle ™)	1,154	1,012	142	(7,649)	—	(6,151)	9,507	15,658	8,009	8,151
Touchstone Aggressive ETF Fund (Pinnacle V ™)	9,085	7,981	1,104	7,853	—	35,509	86,529	51,020	58,873	59,977
Touchstone Baron Small Cap (Pinnacle IV ™)	—	31,111	(31,111)	(599,484)	—	(752,921)	327,322	1,080,243	480,759	449,648
Touchstone Baron Small Cap (Pinnacle V ™)	—	9,532	(9,532)	(17,771)	—	(1,093)	183,026	184,119	166,348	156,816
Touchstone Baron Small Cap (Pinnacle ™)	—	23,922	(23,922)	317,615	—	249,746	326,798	77,052	394,667	370,745
Touchstone Conservative ETF (Pinnacle V ™)	62,305	39,293	23,012	11,378	—	94,698	241,832	147,134	158,512	181,524
Touchstone Conservative ETF (Pinnacle IV ™)	80,723	58,090	22,633	52,047	—	255,202	434,974	179,772	231,819	254,452
Touchstone Conservative ETF (Pinnacle ™)	11,984	7,238	4,746	(1,280)	—	(11,291)	23,276	34,567	33,287	38,033
Touchstone Core Bond (Pinnacle IV ™)	58,681	22,841	35,840	12,884	—	22,810	64,736	41,926	54,810	90,650
Touchstone Core Bond (Pinnacle ™)	7,436	2,965	4,471	3,714	—	6,377	12,176	5,799	9,513	13,984
Touchstone Core Bond (PinnacleV ™)	31,051	10,810	20,241	1,398	—	13,239	28,747	15,508	16,906	37,147
Touchstone Enhanced ETF (Pinnacle IV ™)	27,232	22,585	4,647	(388,496)	—	(191,314)	335,381	526,695	138,199	142,846
Touchstone Enhanced ETF (Pinnacle ™)	14,886	13,306	1,580	(435,027)	—	(297,073)	186,853	483,926	48,899	50,479
Touchstone Enhanced ETF Fund (Pinnacle V ™)	7,645	5,941	1,704	4,921	—	60,178	90,447	30,269	35,190	36,894
Touchstone GMAB Aggressive ETF Fund (Pinnacle IV ™)	8,844	11,035	(2,191)	3,000	—	89,843	145,768	55,925	58,925	56,734
Touchstone GMAB Aggressive ETF Fund (Pinnacle V ™)	7,826	10,204	(2,378)	2,089	—	78,358	128,002	49,644	51,733	49,355
Touchstone GMAB Conservative ETF (Pinnacle IV ™)	3,033	2,941	92	4,282	—	12,465	17,551	5,086	9,368	9,460
Touchstone GMAB Conservative ETF (Pinnacle V ™)	9,071	8,683	388	966	—	29,022	52,890	23,868	24,834	25,222
Touchstone GMAB Moderate ETF Fund (Pinnacle IV ™)	59,322	54,759	4,563	11,889	—	356,199	571,523	215,324	227,213	231,776
Touchstone GMAB Moderate ETF Fund (Pinnacle V ™)	41,308	38,697	2,611	9,509	—	228,419	373,696	145,277	154,786	157,397
Touchstone High Yield (Pinnacle IV ™)	220,067	35,755	184,312	(55,297)	—	23,362	147,799	124,437	69,140	253,452
Touchstone High Yield (Pinnacle ™)	112,337	21,485	90,852	18,352	—	(32,781)	19,118	51,899	70,251	161,103
Touchstone High Yield (PinnacleV ™)	20,324	2,805	17,519	(1,048)	—	275	3,241	2,966	1,918	19,437
Touchstone Large Cap Core Equity (Pinnacle IV ™)	35,766	33,889	1,877	(262,419)	—	(312,291)	145,962	458,253	195,834	197,711
Touchstone Large Cap Core Equity (Pinnacle ™)	37,902	27,821	10,081	177,856	—	142,065	187,008	44,943	222,799	232,880
Touchstone Large Cap Core Equity (PinnacleV ™)	14,289	10,608	3,681	(10,722)	—	(78,880)	4,395	83,275	72,553	76,234
Touchstone Mid Cap Growth (Pinnacle IV ™)	4,120	29,222	(25,102)	(527,164)	—	(647,065)	254,993	902,058	374,894	349,792
Touchstone Mid Cap Growth (Pinnacle ™)	850	5,373	(4,523)	45,958	—	28,535	58,157	29,622	75,580	71,057
Touchstone Mid Cap Growth (PinnacleV ™)	685	4,309	(3,624)	(7,112)	—	(25,840)	39,479	65,319	58,207	54,583
Touchstone Moderate ETF (Pinnacle IV ™)	123,397	78,444	44,953	3,081	—	62,114	557,373	495,259	498,340	543,293
Touchstone Moderate ETF (Pinnacle V ™)	38,514	25,204	13,310	7,257	—	92,525	227,547	135,022	142,279	155,589
Touchstone Moderate ETF (Pinnacle ™)	14,368	9,544	4,824	(2,477)	—	(16,322)	42,879	59,201	56,724	61,548
Touchstone Money Market (Pinnacle V ™)	2,032	20,581	(18,549)	—	—	—	—	—	—	(18,549)
Touchstone Money Market (Pinnacle IV ™)	11,788	101,459	(89,671)	—	—	—	—	—	—	(89,671)
Touchstone Money Market (Pinnacle ™)	7,629	73,996	(66,367)	—	—	1	1	—	—	(66,367)
Touchstone Third Avenue Value (Pinnacle IV ™)	479,235	117,816	361,419	(1,932,556)	—	(3,715,026)	(831,203)	2,883,823	951,267	1,312,686
Touchstone Third Avenue Value (Pinnacle V ™)	106,797	23,813	82,984	(147,360)	—	(199,425)	136,597	336,022	188,662	271,646
Touchstone Third Avenue Value (Pinnacle ™)	275,505	61,797	213,708	(898,482)	—	(808,092)	652,934	1,461,026	562,544	776,252
Non-Affiliated:
Van Kampen UIF Emerging Markets Debt (Pinnacle ™)	15,317	5,321	9,996	10,615	—	41,036	49,383	8,347	18,962	28,958
Van Kampen UIF U.S. Real Estate (Pinnacle ™)	22,190	13,325	8,865	(175,771)	—	(277,069)	130,349	407,418	231,647	240,512
Non-Affiliated Initial Class:
Fidelity VIP Balanced (Pinnacle ™)	28,194	13,608	14,586	(7,168)	—	—	74,881	74,881	67,713	82,299
Fidelity VIP Overseas (Pinnacle IV ™)	4,951	6,069	(1,118)	(286,534)	—	(298,949)	28,738	327,687	41,153	40,035

See accompanying notes.

* - 2010 inception date of division.

5

Separate Account II

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2010

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain on distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Initial Class (continued):
Fidelity VIP Overseas (Pinnacle ™)	$2,795	$2,501	$294	$(10,985)	$—	$(84,436)	$(52,355)	$32,081	$21,096	$21,390
Fidelity VIP Equity-Income (Pinnacle ™)	28,261	22,159	6,102	(176,385)	—	(1,340,251)	(965,189)	375,062	198,677	204,779
Fidelity VIP II Contrafund (Pinnacle ™)	81,740	87,661	(5,921)	(779,839)	—	(1,794,500)	(112,535)	1,681,965	902,126	896,205
Fidelity VIP II Index 500 (Pinnacle IV ™)	3,656	2,546	1,110	(4,636)	3,054	(60,865)	(37,990)	22,875	21,293	22,403
Fidelity VIP II Index 500 (Pinnacle ™)	50,108	34,340	15,768	(177,043)	46,169	(931,600)	(496,889)	434,711	303,837	319,605
Fidelity VIP II Investment Grade Bond (Pinnacle IV ™)	106,403	34,672	71,731	14,930	—	20,149	78,906	58,757	73,687	145,418
Fidelity VIP II Investment Grade Bond (Pinnacle ™)	55,544	19,272	36,272	27,146	—	14,028	43,842	29,814	56,960	93,232
Non-Affiliated Service Class:
Fidelity VIP Growth (Pinnacle ™)	3,133	8,603	(5,470)	5,893	—	(36,625)	91,254	127,879	133,772	128,302
Fidelity VIP III Mid Cap (Pinnacle ™)	22,240	53,022	(30,782)	(105,725)	—	(296,987)	791,914	1,088,901	983,176	952,394
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (Pinnacle ™)	27	133	(106)	(6,863)	—	—	107	107	(6,756)	(6,862)
Fidelity VIP Asset Manager (Pinnacle IV ™)	5,345	3,728	1,617	(2,101)	—	(28,169)	3,342	31,511	29,410	31,027
Fidelity VIP Asset Manager (Pinnacle V ™)	3,163	2,061	1,102	(534)	—	2,938	17,919	14,981	14,447	15,549
Fidelity VIP Balanced (Pinnacle IV ™)	44,063	28,575	15,488	(38,466)	—	(141,844)	133,453	275,297	236,831	252,319
Fidelity VIP Balanced (Pinnacle V ™)	20,124	12,936	7,188	(829)	—	49,361	167,094	117,733	116,904	124,092
Fidelity VIP Balanced (Pinnacle ™)	6,297	3,632	2,665	(5,450)	—	(4,196)	43,062	47,258	41,808	44,473
Fidelity VIP Contrafund (Pinnacle IV ™)	107,647	148,402	(40,755)	(1,099,954)	—	(4,095,727)	(1,563,746)	2,531,981	1,432,027	1,391,272
Fidelity VIP Contrafund (Pinnacle V ™)	63,214	76,253	(13,039)	(32,718)	—	(82,540)	755,580	838,120	805,402	792,363
Fidelity VIP Disciplined Small Cap (Pinnacle IV ™)	90	2,011	(1,921)	(3,181)	—	(33,849)	1,578	35,427	32,246	30,325
Fidelity VIP Disciplined Small Cap (Pinnacle ™)	121	2,722	(2,601)	(3,508)	—	(10,970)	37,368	48,338	44,830	42,229
Fidelity VIP Disciplined Small Cap (Pinnacle V ™)	45	1,107	(1,062)	(154)	—	(4,498)	11,908	16,406	16,252	15,190
Fidelity VIP Equity-Income (Pinnacle IV ™)	38,544	35,425	3,119	(265,186)	—	(998,833)	(426,308)	572,525	307,339	310,458
Fidelity VIP Equity-Income (Pinnacle V ™)	9,430	7,465	1,965	(10,428)	—	(1,762)	73,819	75,581	65,153	67,118
Fidelity VIP Freedom 2010 (Pinnacle IV ™)	5,024	2,571	2,453	(10,095)	732	(20,833)	3,700	24,533	15,170	17,623
Fidelity VIP Freedom 2010 (Pinnacle V ™)	22,359	9,636	12,723	(6,247)	3,668	(34,812)	30,769	65,581	63,002	75,725
Fidelity VIP Freedom 2015 (Pinnacle IV ™)	22,073	10,352	11,721	(11,511)	1,079	(83,125)	(10,823)	72,302	61,870	73,591
Fidelity VIP Freedom 2015 (Pinnacle V ™)	21,498	9,333	12,165	(13,770)	1,087	(10,421)	71,316	81,737	69,054	81,219
Fidelity VIP Freedom 2020 (Pinnacle IV ™)	8,734	4,554	4,180	(2,797)	157	(87,587)	(50,894)	36,693	34,053	38,233
Fidelity VIP Freedom 2020 (Pinnacle ™)	354	171	183	(39)	6	(2,563)	(1,155)	1,408	1,375	1,558
Fidelity VIP Freedom 2020 (Pinnacle V ™)	11,121	6,241	4,880	(4,635)	199	26,677	74,596	47,919	43,483	48,363
Fidelity VIP Freedom 2025 (Pinnacle IV ™)	61	34	27	(17)	1	(756)	(460)	296	280	307
Fidelity VIP Freedom 2025 (Pinnacle V ™)	2,539	1,283	1,256	(313)	40	(12,603)	(1,954)	10,649	10,376	11,632
Fidelity VIP Freedom 2030 (Pinnacle IV ™)	77	45	32	(29)	3	(1,227)	(810)	417	391	423
Fidelity VIP Freedom 2030 (Pinnacle V ™)	3,001	1,978	1,023	(5,391)	126	(13,204)	7,773	20,977	15,712	16,735
Fidelity VIP Growth (Pinnacle IV ™)	4,076	15,842	(11,766)	7,557	—	(186,595)	51,721	238,316	245,873	234,107
Fidelity VIP Growth (Pinnacle ™)	292	880	(588)	4,147	—	7,075	19,721	12,646	16,793	16,205
Fidelity VIP Growth (Pinnacle V ™)	801	2,794	(1,993)	(1,620)	—	(10,745)	35,827	46,572	44,952	42,959
Fidelity VIP High Income (Pinnacle IV ™)	67,526	13,905	53,621	(5,220)	—	29,445	90,913	61,468	56,248	109,869
Fidelity VIP High Income (Pinnacle V ™)	26,087	4,765	21,322	(3,747)	—	6,327	24,716	18,389	14,642	35,964
Fidelity VIP High Income (Pinnacle ™)	6,593	2,167	4,426	33,286	—	19,419	(1,616)	(21,035)	12,251	16,677
Fidelity VIP II Index 500 (Pinnacle IV ™)	60,770	51,734	9,036	(561,569)	70,723	(1,261,675)	(343,459)	918,216	427,370	436,406
Fidelity VIP II Index 500 (Pinnacle ™)	9,004	6,845	2,159	(40,172)	9,392	(15,064)	71,403	86,467	55,687	57,846
Fidelity VIP II Index 500 (Pinnacle V ™)	27,574	20,108	7,466	29,740	17,546	118,003	248,786	130,783	178,069	185,535
Fidelity VIP Investment Grade Bond (Pinnacle IV ™)	122,409	39,282	83,127	490	—	70,049	137,531	67,482	67,972	151,099
Fidelity VIP Investment Grade Bond (Pinnacle V ™)	151,792	44,223	107,569	15,009	—	29,845	50,230	20,385	35,394	142,963
Fidelity VIP Investment Grade Bond (Pinnacle ™)	26,927	10,192	16,735	43,841	—	42,694	28,373	(14,321)	29,520	46,255

See accompanying notes.

* - 2010 inception date of division.

6

Separate Account II

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2010

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain on distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Mid Cap (Pinnacle IV ™)	$17,822	$58,528	$(40,706)	$(158,051)	$—	$(872,983)	$273,813	$1,146,796	$988,745	$948,039
Fidelity VIP Mid Cap (Pinnacle ™)	2,302	7,160	(4,858)	80,825	—	84,390	123,942	39,552	120,377	115,519
Fidelity VIP Mid Cap (Pinnacle V ™)	6,578	21,988	(15,410)	(12,660)	—	23,317	401,786	378,469	365,809	350,399
Fidelity VIP Overseas (Pinnacle IV ™)	22,624	27,233	(4,609)	(537,513)	—	(898,145)	(189,081)	709,064	171,551	166,942
Fidelity VIP Overseas (Pinnacle V ™)	11,098	11,021	77	(26,345)	—	(7,242)	116,888	124,130	97,785	97,862
Fidelity VIP Overseas (Pinnacle ™)	9,130	9,644	(514)	(130,825)	—	(184,618)	15,133	199,751	68,926	68,412
Non-Affiliated Class 1:
Franklin Growth and Income Securities (Pinnacle ™)	107,023	37,687	69,336	(136,189)	—	(1,028,539)	(573,805)	454,734	318,545	387,881
Franklin Income Securities (Pinnacle ™)	536,109	108,352	427,757	(62,539)	—	(752,728)	(268,893)	483,835	421,296	849,053
JPMorgan IT Mid Cap Value CL 1 (Pinnacle ™)	1,234	1,439	(205)	1,063	—	23,201	43,854	20,653	21,716	21,511
JPMorgan IT Mid Cap Value CL 1 (Pinnacle V ™)	12,111	15,050	(2,939)	71,744	—	255,172	394,070	138,898	210,642	207,703
Van Kampen UIF Emerging Markets Debt (Pinnacle IV ™)	13,542	4,661	8,881	(4,723)	—	(16,912)	4,176	21,088	16,365	25,246
Van Kampen UIF U.S. Real Estate (Pinnacle IV ™)	32,285	21,948	10,337	(305,088)	—	(1,338,681)	(670,815)	667,866	362,778	373,115
Non-Affiliated Class 2:
Franklin Growth and Income Securities (Pinnacle IV ™)	133,438	53,613	79,825	(307,554)	—	(1,894,139)	(1,129,774)	764,365	456,811	536,636
Franklin Growth and Income Securities (Pinnacle ™)	22,909	11,150	11,759	45,553	—	20,177	113,830	93,653	139,206	150,965
Franklin Growth and Income Securities (Pinnacle V ™)	26,400	10,619	15,781	(19,707)	—	34,110	145,304	111,194	91,487	107,268
Franklin Income Securities (Pinnacle IV ™)	414,267	92,466	321,801	(286,234)	—	(862,012)	(237,264)	624,748	338,514	660,315
Franklin Income Securities (Pinnacle V ™)	136,447	31,087	105,360	(12,840)	—	97,325	223,908	126,583	113,743	219,103
Franklin Large Cap Growth Securities (Pinnacle IV ™)	11,796	20,613	(8,817)	(14,034)	—	(184,611)	(27,042)	157,569	143,535	134,718
Franklin Large Cap Growth Securities (Pinnacle V ™)	4,471	8,231	(3,760)	(7,245)	—	10,425	87,852	77,427	70,182	66,422
Franklin Large Cap Growth Securities (Pinnacle ™)	1,944	3,331	(1,387)	(15,228)	—	(12,774)	27,469	40,243	25,015	23,628
Franklin Mutual Shares Securities (Pinnacle IV ™)	60,134	57,245	2,889	(224,991)	—	(1,244,942)	(681,490)	563,452	338,461	341,350
Franklin Mutual Shares Securities (Pinnacle V ™)	44,005	39,558	4,447	(43,151)	—	(111,159)	176,836	287,995	244,844	249,291
Franklin Mutual Shares Securities (Pinnacle ™)	16,844	14,823	2,021	89,878	—	69,125	71,010	1,885	91,763	93,784
Franklin Small Cap Value Securities Fund (Pinnacle IV ™)	7,552	12,644	(5,092)	(46,980)	—	(78,375)	147,613	225,988	179,008	173,916
Franklin Small Cap Value Securities Fund (Pinnacle ™)	3,115	6,108	(2,993)	46,387	—	15,008	69,354	54,346	100,733	97,740
Franklin Small Cap Value Securities Fund (Pinnacle V ™)	3,064	5,897	(2,833)	(9,555)	—	(6,220)	90,263	96,483	86,928	84,095
Templeton Foreign Securities (Pinnacle IV ™)	39,195	30,766	8,429	(90,708)	—	(543,706)	(327,809)	215,897	125,189	133,618
Templeton Foreign Securities (Pinnacle V ™)	20,669	17,216	3,453	(23,765)	—	(63,168)	57,725	120,893	97,128	100,581
Templeton Foreign Securities (Pinnacle ™)	10,931	8,014	2,917	80,918	—	26,506	35,481	8,975	89,893	92,810
Templeton Growth Securities (Pinnacle IV ™)	19,436	20,868	(1,432)	(31,440)	—	234,937	347,921	112,984	81,544	80,112
Templeton Growth Securities (Pinnacle V ™)	10,804	12,570	(1,766)	(24,100)	—	(93,089)	(6,252)	86,837	62,737	60,971
Templeton Growth Securities (Pinnacle ™)	5,665	7,022	(1,357)	15,750	—	14,796	40,377	25,581	41,331	39,974
Invesco Van Kampen VI Comstock (Pinnacle IV ™)	1,068	11,293	(10,225)	(64,269)	—	(49,656)	121,987	171,643	107,374	97,149
Invesco Van Kampen VI Comstock (Pinnacle V ™)	94	1,448	(1,354)	(465)	—	(2,417)	14,957	17,374	16,909	15,555
Invesco Van Kampen VI Comstock (Pinnacle ™)	158	2,432	(2,274)	(20,520)	—	(21,723)	11,525	33,248	12,728	10,454
Invesco Van Kampen VI Capital Growth (Pinnacle IV ™)	—	2,983	(2,983)	2,584	—	9,264	42,803	33,539	36,123	33,140
Invesco Van Kampen VI Capital Growth (Pinnacle V ™)	—	1,645	(1,645)	(778)	—	10,012	30,569	20,557	19,779	18,134
Invesco Van Kampen VI Capital Growth (Pinnacle ™)	—	1,117	(1,117)	15,069	—	15,034	7,290	(7,744)	7,325	6,208
Van Kampen UIF Emerging Markets Debt (Pinnacle IV ™)	7,679	2,690	4,989	12,805	—	11,719	8,334	(3,385)	9,420	14,409
Van Kampen UIF Emerging Markets Debt (Pinnacle V ™)	6,580	2,525	4,055	1,226	—	7,802	13,081	5,279	6,505	10,560
Van Kampen UIF Emerging Markets Equity (Pinnacle IV ™)	18,296	42,356	(24,060)	(403,840)	—	84,680	936,123	851,443	447,603	423,543
Van Kampen UIF Emerging Markets Equity (Pinnacle V ™)	6,821	18,346	(11,525)	(63,891)	—	80,832	359,119	278,287	214,396	202,871
Van Kampen UIF Emerging Markets Equity (Pinnacle ™)	5,946	14,346	(8,400)	165,595	—	81,218	104,769	23,551	189,146	180,746
Van Kampen UIF U.S. Real Estate (Pinnacle IV ™)	17,652	12,947	4,705	(48,032)	—	(52,597)	206,367	258,964	210,932	215,637
Van Kampen UIF U.S. Real Estate (Pinnacle V ™)	5,526	5,249	277	(2,950)	—	24,618	107,397	82,779	79,829	80,106

See accompanying notes.

* - 2010 inception date of division.

7

Separate Account II

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2010

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain on distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 2 (continued):
Invesco Van Kampen VI Mid Cap Value (Pinnacle IV ™)	$194	$534	$(340)	$9,454	$—	$8,572	$6,575	$(1,997)	$7,457	$7,117
Invesco Van Kampen VI Mid Cap Value (Pinnacle V ™)	1,309	2,176	(867)	2,371	—	9,211	30,416	21,205	23,576	22,709
Invesco Van Kampen VI Mid Cap Value (Pinnacle ™)	482	786	(304)	3,310	—	392	9,024	8,632	11,942	11,638
Non-Affiliated Class A:
DWS Small Cap Index VIP (Pinnacle IV ™)	454	722	(268)	123	—	(10,557)	773	11,330	11,453	11,185
DWS VIT Small Cap Index VIP (Pinnacle ™)	8,042	10,236	(2,194)	120,433	—	51,722	114,628	62,906	183,339	181,145
Non-Affiliated Class B:
Columbia VIT Mid Cap Value Class B (Pinnacle ™)	270	355	(85)	218	—	1,088	6,022	4,934	5,152	5,067
Columbia VIT Mid Cap Value Class B (Pinnacle IV ™)	25	116	(91)	75	—	119	3,582	3,463	3,538	3,447
Columbia VIT Mid Cap Value Class B	17	32	(15)	(1)	—	—	936	936	935	920
Columbia VIT Small Cap Value Class B (Pinnacle ™)	410	423	(13)	(6,784)	—	286	1,940	1,654	(5,130)	(5,143)
Columbia VIT Small Cap Value Class B (Pinnacle V ™)	215	367	(152)	308	—	21	9,541	9,520	9,828	9,676
Columbia VIT Small Cap Value Class B (Pinnacle IV ™)	269	326	(57)	(3,664)	—	—	4,351	4,351	687	630
DWS Small Cap Index VIP (Pinnacle IV ™)	2,788	6,237	(3,449)	(43,624)	—	(21,991)	118,883	140,874	97,250	93,801
DWS Small Cap Index VIP (Pinnacle V ™)	650	1,577	(927)	(2,441)	—	9,729	35,892	26,163	23,722	22,795
Non-Affiliated Advisor Class:							—		—
PIMCO VIT All Asset (Pinnacle ™)	5,599	1,110	4,489	830	—	(75)	3,055	3,130	3,960	8,449
PIMCO VIT All Asset (Pinnacle IV ™)	62,523	10,810	51,713	17,722	—	4,014	(5,222)	(9,236)	8,486	60,199
PIMCO VIT All Asset (Pinnacle V ™)	10,353	2,014	8,339	474	—	(800)	2,538	3,338	3,812	12,151
PIMCO VIT Commodity Real Return (Pinnacle IV ™)	140,038	11,053	128,985	4,808	—	12,055	77,668	65,613	70,421	199,406
PIMCO VIT Commodity Real Return (Pinnacle V ™)	156,417	13,487	142,930	11,056	—	14,032	93,806	79,774	90,830	233,760
PIMCO VIT Commodity Real Return (Pinnacle ™)	30,214	2,407	27,807	(26,113)	—	(13,554)	24,361	37,915	11,802	39,609
PIMCO VIT Low Duration (Pinnacle IV ™)	4,379	3,663	716	3,710	—	(2,807)	2,637	5,444	9,154	9,870
PIMCO VIT Low Duration (Pinnacle ™)	4,922	3,609	1,313	187	—	(1,134)	6,975	8,109	8,296	9,609
PIMCO VIT Low Duration (Pinnacle V ™)	2,796	2,189	607	342	—	(708)	2,895	3,603	3,945	4,552
PIMCO VIT Real Return (Pinnacle IV ™)	11,604	7,693	3,911	14,055	467	11,831	24,671	12,840	27,362	31,273
PIMCO VIT Real Return (Pinnacle V ™)	20,587	14,446	6,141	4,288	833	(2,567)	39,227	41,794	46,915	53,056
PIMCO VIT Real Return (Pinnacle ™)	5,479	3,433	2,046	7,768	222	4,159	9,814	5,655	13,645	15,691
PIMCO VIT Total Return (Pinnacle V ™)	241,188	61,432	179,756	29,697	9,306	(11,101)	(34,950)	(23,849)	15,154	194,910
PIMCO VIT Total Return (Pinnacle IV ™)	59,207	16,701	42,506	33,974	2,032	38,499	29,665	(8,834)	27,172	69,678
PIMCO VIT Total Return (Pinnacle ™)	54,847	15,157	39,690	22,660	1,802	(5,810)	3,323	9,133	33,595	73,285
Non-Affiliated Investor Class:
Rydex SGI VT Alternative Strategies Allocation (Pinnacle ™)	121	374	(253)	(18)	—	—	1,844	1,844	1,826	1,573
Rydex SGI VT Alternative Strategies Allocation (Pinnacle IV ™)	106	444	(338)	(9)	—	48	1,133	1,085	1,076	738
Rydex SGI VT Alternative Strategies Allocation (Pinnacle V ™)	337	2,637	(2,300)	(1,819)	—	1,016	(1,060)	(2,076)	(3,895)	(6,195)
Rydex SGI VT Multi-Hedge Strategies (Pinnacle IV ™)	—	1,307	(1,307)	3,251	—	1,061	5,640	4,579	7,830	6,523
Rydex SGI VT Multi-Hedge Strategies (Pinnacle V ™)	—	2,739	(2,739)	(4,241)	—	(3,024)	11,718	14,742	10,501	7,762
Rydex SGI VT Multi-Hedge Strategies (Pinnacle ™)	—	1,828	(1,828)	(1,250)	—	1,098	8,621	7,523	6,273	4,445
Rydex SGI VT Managed Future Strategy (Pinnacle IV ™)	—	3,810	(3,810)	(28,241)	—	(233)	8,071	8,304	(19,937)	(23,747)
Rydex SGI VT Managed Future Strategy (Pinnacle V ™)	—	4,060	(4,060)	(15,356)	—	(738)	569	1,307	(14,049)	(18,109)
Rydex SGI VT Managed Future Strategy (Pinnacle ™)	—	1,175	(1,175)	(10,846)	—	2,938	89	(2,849)	(13,695)	(14,870)
Rydex SGI VT U.S. Long Short Momentum (Pinnacle IV ™)	—	563	(563)	941	—	6,377	2,522	(3,855)	(2,914)	(3,477)
Rydex SGI VT U.S. Long Short Momentum (Pinnacle V ™)	—	2,316	(2,316)	(2,627)	—	7,698	29,023	21,325	18,698	16,382
Rydex SGI VT U.S. Long Short Momentum (Pinnacle ™)	—	69	(69)	39	—	388	923	535	574	505

See accompanying notes.

* - 2010 inception date of division.

8

Separate Account II

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets

For the Year Ended December 31, 2010

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gains (losses)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated:
Touchstone Aggressive ETF (Pinnacle IV ™)	$(1,164)	$(70,135)	$261,975	$190,676	$17,923	$(239,940)	$(771,985)	$(834)	$(994,836)	$(804,160)	$2,286,611	$1,482,451	1,644	(22,883)	(71,895)	(93,134)
Touchstone Aggressive ETF (Pinnacle ™)	142	(7,649)	15,658	8,151	174	(15,120)	3,272	(54)	(11,728)	(3,577)	78,927	75,350	17	(1,448)	324	(1,107)
Touchstone Aggressive ETF Fund (Pinnacle V ™)	1,104	7,853	51,020	59,977	149,128	(7,204)	(14,324)	(3,953)	123,647	183,624	408,261	591,885	11,709	(872)	(1,090)	9,747
Touchstone Baron Small Cap (Pinnacle IV ™)	(31,111)	(599,484)	1,080,243	449,648	20,690	(318,491)	(579,144)	(1,102)	(878,047)	(428,399)	2,524,926	2,096,527	1,281	(18,835)	(34,563)	(52,117)
Touchstone Baron Small Cap (Pinnacle V ™)	(9,532)	(17,771)	184,119	156,816	182,902	(35,818)	354,141	(932)	500,293	657,109	342,409	999,518	20,518	(4,095)	40,416	56,839
Touchstone Baron Small Cap (Pinnacle ™)	(23,922)	317,615	77,052	370,745	3,283	(121,808)	(86,491)	(426)	(205,442)	165,303	1,795,676	1,960,979	103	(4,132)	(3,479)	(7,508)
Touchstone Conservative ETF (Pinnacle V ™)	23,012	11,378	147,134	181,524	594,142	(82,282)	199,829	(8,915)	702,774	884,298	1,964,441	2,848,739	52,245	(7,917)	17,394	61,722
Touchstone Conservative ETF (Pinnacle IV ™)	22,633	52,047	179,772	254,452	119,721	(533,012)	(640,490)	(636)	(1,054,417)	(799,965)	4,496,870	3,696,905	10,169	(46,446)	(56,649)	(92,926)
Touchstone Conservative ETF (Pinnacle ™)	4,746	(1,280)	34,567	38,033	—	(22,469)	12,686	(64)	(9,847)	28,186	520,207	548,393	—	(1,930)	1,110	(820)
Touchstone Core Bond (Pinnacle IV ™)	35,840	12,884	41,926	90,650	3,000	(126,920)	41,554	(270)	(82,636)	8,014	1,525,604	1,533,618	234	(9,770)	3,233	(6,303)
Touchstone Core Bond (Pinnacle ™)	4,471	3,714	5,799	13,984	—	(47,693)	348	(113)	(47,458)	(33,474)	229,248	195,774	—	(3,559)	14	(3,545)
Touchstone Core Bond (PinnacleV ™)	20,241	1,398	15,508	37,147	202,074	(13,518)	107,592	(2,298)	293,850	330,997	485,958	816,955	17,668	(1,367)	9,393	25,694
Touchstone Enhanced ETF (Pinnacle IV ™)	4,647	(388,496)	526,695	142,846	17,034	(147,926)	(498,557)	(500)	(629,949)	(487,103)	1,932,374	1,445,271	1,581	(13,961)	(46,916)	(59,296)
Touchstone Enhanced ETF (Pinnacle ™)	1,580	(435,027)	483,926	50,479	—	(90,364)	(449,063)	(260)	(539,687)	(489,208)	1,279,725	790,517	—	(8,481)	(45,148)	(53,629)
Touchstone Enhanced ETF Fund (Pinnacle V ™)	1,704	4,921	30,269	36,894	4,760	(18,626)	7,031	(76)	(6,911)	29,983	375,994	405,977	401	(1,447)	556	(490)
Touchstone GMAB Aggressive ETF Fund (Pinnacle IV ™)	(2,191)	3,000	55,925	56,734	—	(3,307)	1	(120)	(3,426)	53,308	523,918	577,226	—	(261)	(1)	(262)
Touchstone GMAB Aggressive ETF Fund (Pinnacle V ™)	(2,378)	2,089	49,644	49,355	4,558	—	—	(90)	4,468	53,823	456,939	510,762	343	(7)	—	336
Touchstone GMAB Conservative ETF (Pinnacle IV ™)	92	4,282	5,086	9,460	—	(38,083)	1	(69)	(38,151)	(28,691)	167,467	138,776	—	(3,321)	—	(3,321)
Touchstone GMAB Conservative ETF (Pinnacle V ™)	388	966	23,868	25,222	—	—	1	(30)	(29)	25,193	389,902	415,095	—	(3)	—	(3)
Touchstone GMAB Moderate ETF Fund (Pinnacle IV ™)	4,563	11,889	215,324	231,776	—	(15,024)	1	(120)	(15,143)	216,633	2,593,165	2,809,798	—	(1,240)	—	(1,240)
Touchstone GMAB Moderate ETF Fund (Pinnacle V ™)	2,611	9,509	145,277	157,397	100,000	(13,572)	—	(171)	86,257	243,654	1,712,873	1,956,527	8,142	(1,080)	—	7,062
Touchstone High Yield (Pinnacle IV ™)	184,312	(55,297)	124,437	253,452	12,958	(263,460)	(24,405)	(716)	(275,623)	(22,171)	2,562,075	2,539,904	820	(17,032)	(2,007)	(18,219)
Touchstone High Yield (Pinnacle ™)	90,852	18,352	51,899	161,103	1,600	(271,802)	(168,733)	(399)	(439,334)	(278,231)	1,574,637	1,296,406	97	(17,247)	(9,744)	(26,894)
Touchstone High Yield (PinnacleV ™)	17,519	(1,048)	2,966	19,437	25,549	(1,909)	60,978	(230)	84,388	103,825	130,666	234,491	2,394	(202)	5,557	7,749
Touchstone Large Cap Core Equity (Pinnacle IV ™)	1,877	(262,419)	458,253	197,711	13,293	(905,398)	169,096	(1,081)	(724,090)	(526,379)	2,580,715	2,054,336	1,256	(84,343)	15,093	(67,994)
Touchstone Large Cap Core Equity (Pinnacle ™)	10,081	177,856	44,943	232,880	18,753	(196,612)	(23,984)	(1,042)	(202,885)	29,995	2,147,253	2,177,248	1,749	(18,031)	(539)	(16,821)
Touchstone Large Cap Core Equity (PinnacleV ™)	3,681	(10,722)	83,275	76,234	128,653	(31,454)	53,100	(693)	149,606	225,840	604,608	830,448	17,163	(4,250)	7,027	19,940
Touchstone Mid Cap Growth (Pinnacle IV ™)	(25,102)	(527,164)	902,058	349,792	5,320	(514,913)	(2,643)	(995)	(513,231)	(163,439)	2,175,336	2,011,897	356	(33,695)	(514)	(33,853)
Touchstone Mid Cap Growth (Pinnacle ™)	(4,523)	45,958	29,622	71,057	66	(44,787)	(62,414)	(214)	(107,349)	(36,292)	451,569	415,277	4	(2,980)	(4,154)	(7,130)
Touchstone Mid Cap Growth (PinnacleV ™)	(3,624)	(7,112)	65,319	54,583	12,931	(9,476)	41,617	(143)	44,929	99,512	235,038	334,550	1,539	(1,102)	4,926	5,363
Touchstone Moderate ETF (Pinnacle IV ™)	44,953	3,081	495,259	543,293	46,145	(513,920)	737,444	(1,215)	268,454	811,747	5,032,302	5,844,049	4,040	(47,834)	71,313	27,519
Touchstone Moderate ETF (Pinnacle V ™)	13,310	7,257	135,022	155,589	244,529	(26,783)	68,471	(5,975)	280,242	435,831	1,387,001	1,822,832	26,057	(3,455)	7,216	29,818
Touchstone Moderate ETF (Pinnacle ™)	4,824	(2,477)	59,201	61,548	—	(40,474)	(19,129)	(229)	(59,832)	1,716	678,825	680,541	—	(3,584)	(1,818)	(5,402)
Touchstone Money Market (Pinnacle V ™)	(18,549)	—	—	(18,549)	81,057	(198,018)	(1,551,084)	(321)	(1,668,366)	(1,686,915)	2,752,345	1,065,430	8,225	(21,871)	(154,742)	(168,388)
Touchstone Money Market (Pinnacle IV ™)	(89,671)	—	—	(89,671)	41,228	(1,526,993)	(530,181)	(5,151)	(2,021,097)	(2,110,768)	8,235,804	6,125,036	3,796	(143,488)	(46,237)	(185,929)
Touchstone Money Market (Pinnacle ™)	(66,367)	—	—	(66,367)	81,948	(2,153,165)	(846,847)	(2,312)	(2,920,376)	(2,986,743)	6,665,437	3,678,694	7,511	(195,368)	(79,355)	(267,212)
Touchstone Third Avenue Value (Pinnacle IV ™)	361,419	(1,932,556)	2,883,823	1,312,686	21,816	(1,076,658)	(422,648)	(3,430)	(1,480,920)	(168,234)	8,406,707	8,238,473	1,492	(73,254)	(29,874)	(101,636)
Touchstone Third Avenue Value (Pinnacle V ™)	82,984	(147,360)	336,022	271,646	163,380	(93,568)	268,834	(1,722)	336,924	608,570	1,226,741	1,835,311	22,830	(13,374)	36,622	46,078
Touchstone Third Avenue Value (Pinnacle ™)	213,708	(898,482)	1,461,026	776,252	17,335	(517,717)	(324,583)	(2,205)	(827,170)	(50,918)	4,782,301	4,731,383	393	(11,925)	(7,272)	(18,804)
Non-Affiliated:
Van Kampen UIF Emerging Markets Debt (Pinnacle ™)	9,996	10,615	8,347	28,958	—	(29,691)	(298)	(105)	(30,094)	(1,136)	402,528	401,392	—	(1,210)	(131)	(1,341)
Van Kampen UIF U.S. Real Estate (Pinnacle ™)	8,865	(175,771)	407,418	240,512	20,365	(188,712)	74,239	(441)	(94,549)	145,963	864,948	1,010,911	829	(7,340)	3,012	(3,499)
Non-Affiliated Initial Class:
Fidelity VIP Balanced (Pinnacle ™) (April 30)*	14,586	(7,168)	74,881	82,299	—	(201,054)	1,549,986	(431)	1,348,501	1,430,800	—	1,430,800	—	(20,729)	154,669	133,940
Fidelity VIP Overseas (Pinnacle IV ™)	(1,118)	(286,534)	327,687	40,035	—	(123,904)	(363,672)	(184)	(487,760)	(447,725)	784,627	336,902	—	(16,740)	(49,264)	(66,004)
Fidelity VIP Overseas (Pinnacle ™)	294	(10,985)	32,081	21,390	—	(20,573)	(1)	(75)	(20,649)	741	189,424	190,165	—	(2,594)	—	(2,594)
Fidelity VIP Equity-Income (Pinnacle ™)	6,102	(176,385)	375,062	204,779	4,402	(184,849)	(157,909)	(768)	(339,124)	(134,345)	1,781,592	1,647,247	338	(14,390)	(12,237)	(26,289)
Fidelity VIP II Contrafund (Pinnacle ™)	(5,921)	(779,839)	1,681,965	896,205	16,184	(1,069,695)	1,058,785	(3,109)	2,165	898,370	6,027,399	6,925,769	860	(57,279)	54,292	(2,127)
Fidelity VIP II Index 500 (Pinnacle IV ™)	1,110	(1,582)	22,875	22,403	—	(9,482)	—	(37)	(9,519)	12,884	175,117	188,001	—	(1,214)	—	(1,214)
Fidelity VIP II Index 500 (Pinnacle ™)	15,768	(130,874)	434,711	319,605	—	(282,520)	(163,162)	(1,147)	(446,829)	(127,224)	2,672,034	2,544,810	—	(33,908)	(22,168)	(56,076)
Fidelity VIP II Investment Grade Bond (Pinnacle IV ™)	71,731	14,930	58,757	145,418	—	(278,206)	(42,356)	(403)	(320,965)	(175,547)	2,450,418	2,274,871	—	(24,342)	(3,660)	(28,002)
Fidelity VIP II Investment Grade Bond (Pinnacle ™)	36,272	27,146	29,814	93,232	—	(430,847)	(71,788)	(662)	(503,297)	(410,065)	1,602,296	1,192,231	—	(37,364)	(6,098)	(43,462)

See accompanying notes.

* - 2010 inception date of division.

9

Separate Account II

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2010

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gains (losses)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class:
Fidelity VIP Growth (Pinnacle ™)	$(5,470)	$5,893	$127,879	$128,302	$—	$(85,090)	$(12,865)	$(359)	$(98,314)	$29,988	$644,970	$674,958	—	(11,140)	(1,787)	(12,927)
Fidelity VIP III Mid Cap (Pinnacle ™)	(30,782)	(105,725)	1,088,901	952,394	—	(405,375)	(252,002)	(1,144)	(658,521)	293,873	3,839,311	4,133,184	—	(11,905)	(7,349)	(19,254)
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (Pinnacle ™) (Feb 25)*	(106)	(6,863)	107	(6,862)	—	(992)	9,357	(3)	8,362	1,500	—	1,500	—	(86)	203	117
Fidelity VIP Asset Manager (Pinnacle IV ™)	1,617	(2,101)	31,511	31,027	—	(14,754)	17,391	(53)	2,584	33,611	252,455	286,066	—	(1,272)	1,471	199
Fidelity VIP Asset Manager (Pinnacle V ™)	1,102	(534)	14,981	15,549	99,928	—	4,375	(791)	103,512	119,061	54,299	173,360	10,192	(80)	461	10,573
Fidelity VIP Balanced (Pinnacle IV ™)	15,488	(38,466)	275,297	252,319	8,679	(417,044)	1,237,756	(1,067)	828,324	1,080,643	1,248,165	2,328,808	641	(31,686)	91,533	60,488
Fidelity VIP Balanced (Pinnacle V ™)	7,188	(829)	117,733	124,092	129,359	(35,346)	338,747	(1,853)	430,907	554,999	530,381	1,085,380	14,232	(4,044)	36,096	46,284
Fidelity VIP Balanced (Pinnacle ™)	2,665	(5,450)	47,258	44,473	564	(11,588)	54,714	(70)	43,620	88,093	247,773	335,866	46	(985)	4,556	3,617
Fidelity VIP Contrafund (Pinnacle IV ™)	(40,755)	(1,099,954)	2,531,981	1,391,272	19,373	(1,357,494)	1,363,465	(3,771)	21,573	1,412,845	9,640,308	11,053,153	1,341	(92,823)	88,137	(3,345)
Fidelity VIP Contrafund (Pinnacle V ™)	(13,039)	(32,718)	838,120	792,363	1,342,359	(237,910)	1,620,638	(14,723)	2,710,364	3,502,727	3,167,392	6,670,119	162,658	(29,577)	190,838	323,919
Fidelity VIP Disciplined Small Cap (Pinnacle IV ™)	(1,921)	(3,181)	35,427	30,325	300	(7,453)	18,261	(40)	11,068	41,393	128,244	169,637	41	(1,004)	2,295	1,332
Fidelity VIP Disciplined Small Cap (Pinnacle ™)	(2,601)	(3,508)	48,338	42,229	—	(4,727)	2,853	(75)	(1,949)	40,280	184,351	224,631	—	(653)	328	(325)
Fidelity VIP Disciplined Small Cap (Pinnacle V ™)	(1,062)	(154)	16,406	15,190	7,097	(258)	32,866	(12)	39,693	54,883	60,301	115,184	959	(31)	3,776	4,704
Fidelity VIP Equity-Income (Pinnacle IV ™)	3,119	(265,186)	572,525	310,458	13,633	(465,985)	57,917	(827)	(395,262)	(84,804)	2,622,442	2,537,638	1,272	(42,876)	5,645	(35,959)
Fidelity VIP Equity-Income (Pinnacle V ™)	1,965	(10,428)	75,581	67,118	233,783	(22,746)	62,527	(945)	272,619	339,737	299,840	639,577	34,728	(3,642)	9,198	40,284
Fidelity VIP Freedom 2010 (Pinnacle IV ™)	2,453	(9,363)	24,533	17,623	—	(14,943)	(2,566)	(46)	(17,555)	68	150,427	150,495	—	(1,569)	(31)	(1,600)
Fidelity VIP Freedom 2010 (Pinnacle V ™)	12,723	(2,579)	65,581	75,725	230,153	(40,380)	2	(1,704)	188,071	263,796	489,699	753,495	25,336	(4,469)	—	20,867
Fidelity VIP Freedom 2015 (Pinnacle IV ™)	11,721	(10,432)	72,302	73,591	218,670	(43,609)	—	(17)	175,044	248,635	538,903	787,538	23,463	(4,699)	—	18,764
Fidelity VIP Freedom 2015 (Pinnacle V ™)	12,165	(12,683)	81,737	81,219	422,622	(66,549)	25,731	(1,059)	380,745	461,964	331,025	792,989	47,473	(7,429)	2,829	42,873
Fidelity VIP Freedom 2020 (Pinnacle IV ™)	4,180	(2,640)	36,693	38,233	—	(4,831)	1	(2)	(4,832)	33,401	305,054	338,455	—	(543)	—	(543)
Fidelity VIP Freedom 2020 (Pinnacle ™)	183	(33)	1,408	1,558	—	—	—	(16)	(16)	1,542	12,201	13,743	—	(2)	—	(2)
Fidelity VIP Freedom 2020 (Pinnacle V ™)	4,880	(4,436)	47,919	48,363	—	(7,106)	(116)	(731)	(7,953)	40,410	390,187	430,597	—	(889)	(10)	(899)
Fidelity VIP Freedom 2025 (Pinnacle IV ™)	27	(16)	296	307	—	—	1	(11)	(10)	297	2,245	2,542	—	(1)	(1)	(2)
Fidelity VIP Freedom 2025 (Pinnacle V ™)	1,256	(273)	10,649	11,632	25,987	—	(1)	(508)	25,478	37,110	69,997	107,107	2,950	(54)	—	2,896
Fidelity VIP Freedom 2030 (Pinnacle IV ™)	32	(26)	417	423	—	—	—	(15)	(15)	408	2,980	3,388	—	(2)	—	(2)
Fidelity VIP Freedom 2030 (Pinnacle V ™)	1,023	(5,265)	20,977	16,735	720	(18,308)	3,121	(36)	(14,503)	2,232	128,622	130,854	88	(2,231)	392	(1,751)
Fidelity VIP Growth (Pinnacle IV ™)	(11,766)	7,557	238,316	234,107	4,576	(201,471)	7,715	(449)	(189,629)	44,478	1,134,713	1,179,191	528	(21,293)	1,494	(19,271)
Fidelity VIP Growth (Pinnacle ™)	(588)	4,147	12,646	16,205	—	(10,297)	25,783	(29)	15,457	31,662	60,476	92,138	—	(1,211)	3,154	1,943
Fidelity VIP Growth (Pinnacle V ™)	(1,993)	(1,620)	46,572	42,959	111,443	(1,789)	23,529	(501)	132,682	175,641	105,980	281,621	13,735	(291)	3,095	16,539
Fidelity VIP High Income (Pinnacle IV ™)	53,621	(5,220)	61,468	109,869	3,416	(107,671)	(127,348)	(241)	(231,844)	(121,975)	1,033,557	911,582	232	(7,068)	(8,433)	(15,269)
Fidelity VIP High Income (Pinnacle V ™)	21,322	(3,747)	18,389	35,964	32,485	(32,100)	44,392	(91)	44,686	80,650	272,976	353,626	2,926	(2,893)	4,211	4,244
Fidelity VIP High Income (Pinnacle ™)	4,426	33,286	(21,035)	16,677	—	(301,942)	155,802	(19)	(146,159)	(129,482)	218,671	89,189	—	(22,659)	11,585	(11,074)
Fidelity VIP II Index 500 (Pinnacle IV ™)	9,036	(490,846)	918,216	436,406	46,359	(676,873)	(465,850)	(1,012)	(1,097,376)	(660,970)	4,083,588	3,422,618	5,820	(89,149)	(55,958)	(139,287)
Fidelity VIP II Index 500 (Pinnacle ™)	2,159	(30,780)	86,467	57,846	1,388	(49,509)	(36,538)	(252)	(84,911)	(27,065)	541,252	514,187	185	(6,398)	(5,219)	(11,432)
Fidelity VIP II Index 500 (Pinnacle V ™)	7,466	47,286	130,783	185,535	208,555	(40,458)	371,738	(1,924)	537,911	723,446	923,309	1,646,755	27,992	(5,365)	49,426	72,053
Fidelity VIP Investment Grade Bond (Pinnacle IV ™)	83,127	490	67,482	151,099	15,230	(286,874)	366,739	(585)	94,510	245,609	2,513,736	2,759,345	1,220	(23,433)	29,804	7,591
Fidelity VIP Investment Grade Bond (Pinnacle V ™)	107,569	15,009	20,385	142,963	1,124,558	(72,106)	276,079	(11,801)	1,316,730	1,459,693	2,011,745	3,471,438	98,626	(7,339)	24,090	115,377
Fidelity VIP Investment Grade Bond (Pinnacle ™)	16,735	43,841	(14,321)	46,255	3,130	(275,157)	4,097	(195)	(268,125)	(221,870)	826,254	604,384	258	(22,158)	300	(21,600)
Fidelity VIP Mid Cap (Pinnacle IV ™)	(40,706)	(158,051)	1,146,796	948,039	15,768	(583,357)	(61,321)	(1,731)	(630,641)	317,398	3,919,247	4,236,645	833	(28,240)	(4,193)	(31,600)
Fidelity VIP Mid Cap (Pinnacle ™)	(4,858)	80,825	39,552	115,519	4,625	(80,231)	73,652	(211)	(2,165)	113,354	488,402	601,756	492	(8,037)	5,926	(1,619)
Fidelity VIP Mid Cap (Pinnacle V ™)	(15,410)	(12,660)	378,469	350,399	478,651	(52,343)	303,085	(1,786)	727,607	1,078,006	938,520	2,016,526	50,886	(5,658)	31,633	76,861
Fidelity VIP Overseas (Pinnacle IV ™)	(4,609)	(537,513)	709,064	166,942	6,081	(348,865)	(286,595)	(745)	(630,124)	(463,182)	2,263,926	1,800,744	557	(30,098)	(24,580)	(54,121)
Fidelity VIP Overseas (Pinnacle V ™)	77	(26,345)	124,130	97,862	207,792	(21,871)	87,612	(740)	272,793	370,655	524,568	895,223	29,799	(3,075)	12,805	39,529
Fidelity VIP Overseas (Pinnacle ™)	(514)	(130,825)	199,751	68,412	3,700	(49,183)	(69,189)	(261)	(114,933)	(46,521)	774,423	727,902	281	(4,123)	(6,217)	(10,059)
Non-Affiliated Class 1:
Franklin Growth and Income Securities (Pinnacle ™)	69,336	(136,189)	454,734	387,881	—	(456,747)	(120,824)	(1,653)	(579,224)	(191,343)	2,932,893	2,741,550	—	(36,269)	(10,979)	(47,248)
Franklin Income Securities (Pinnacle ™)	427,757	(62,539)	483,835	849,053	25,600	(1,280,570)	139,507	(2,918)	(1,118,381)	(269,328)	8,160,492	7,891,164	1,546	(77,029)	8,526	(66,957)
JPMorgan IT Mid Cap Value CL 1 (Pinnacle ™)	(205)	1,063	20,653	21,511	—	(1,714)	(562)	(32)	(2,308)	19,203	100,179	119,382	—	(124)	(40)	(164)
JPMorgan IT Mid Cap Value CL 1 (Pinnacle V ™)	(2,939)	71,744	138,898	207,703	—	(159,428)	(78,437)	(493)	(238,358)	(30,655)	1,108,439	1,077,784	—	(11,405)	(5,549)	(16,954)
Van Kampen UIF Emerging Markets Debt (Pinnacle IV ™)	8,881	(4,723)	21,088	25,246	—	(25,457)	(22,362)	(94)	(47,913)	(22,667)	324,348	301,681	—	(1,254)	(1,100)	(2,354)
Van Kampen UIF U.S. Real Estate (Pinnacle IV ™)	10,337	(305,088)	667,866	373,115	—	(145,609)	(24,184)	(352)	(170,145)	202,970	1,422,633	1,625,603	—	(7,463)	(1,261)	(8,724)

See accompanying notes.

* - 2010 inception date of division.

10

Separate Account II

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2010

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gains (losses)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class 2:
Franklin Growth and Income Securities (Pinnacle IV ™)	$79,825	$(307,554)	$764,365	$536,636	$26,629	$(378,910)	$115,272	$(1,330)	$(238,339)	$298,297	$3,689,446	$3,987,743	2,185	(32,026)	10,552	(19,289)
Franklin Growth and Income Securities (Pinnacle ™)	11,759	45,553	93,653	150,965	12,651	(104,920)	130,806	(249)	38,288	189,253	835,973	1,025,226	1,751	(13,946)	19,819	7,624
Franklin Growth and Income Securities (Pinnacle V ™)	15,781	(19,707)	111,194	107,268	205,652	(19,711)	59,360	(2,399)	242,902	350,170	466,816	816,986	29,485	(3,126)	8,668	35,027
Franklin Income Securities (Pinnacle IV ™)	321,801	(286,234)	624,748	660,315	55,576	(696,103)	(657,884)	(1,456)	(1,299,867)	(639,552)	6,866,566	6,227,014	3,372	(44,555)	(39,323)	(80,506)
Franklin Income Securities (Pinnacle V ™)	105,360	(12,840)	126,583	219,103	415,791	(130,346)	488,421	(940)	772,926	992,029	1,409,536	2,401,565	45,264	(14,478)	54,694	85,480
Franklin Large Cap Growth Securities (Pinnacle IV ™)	(8,817)	(14,034)	157,569	134,718	790	(141,349)	(14,394)	(321)	(155,274)	(20,556)	1,466,992	1,446,436	64	(11,415)	(1,349)	(12,700)
Franklin Large Cap Growth Securities (Pinnacle V ™)	(3,760)	(7,245)	77,427	66,422	261,546	(18,175)	39,180	(1,367)	281,184	347,606	358,193	705,799	33,372	(2,402)	5,080	36,050
Franklin Large Cap Growth Securities (Pinnacle ™)	(1,387)	(15,228)	40,243	23,628	48	(19,149)	14,766	(66)	(4,401)	19,227	239,742	258,969	4	(1,547)	1,169	(374)
Franklin Mutual Shares Securities (Pinnacle IV ™)	2,889	(224,991)	563,452	341,350	13,835	(428,116)	(180,290)	(1,317)	(595,888)	(254,538)	4,132,097	3,877,559	1,001	(31,780)	(13,350)	(44,129)
Franklin Mutual Shares Securities (Pinnacle V ™)	4,447	(43,151)	287,995	249,291	669,033	(171,120)	725,591	(7,959)	1,215,545	1,464,836	1,781,765	3,246,601	90,397	(24,775)	97,959	163,581
Franklin Mutual Shares Securities (Pinnacle ™)	2,021	89,878	1,885	93,784	6,000	(61,073)	(27,151)	(418)	(82,642)	11,142	1,115,416	1,126,558	414	(4,387)	(2,554)	(6,527)
Franklin Small Cap Value Securities Fund (Pinnacle IV ™)	(5,092)	(46,980)	225,988	173,916	—	(118,272)	519,183	(272)	400,639	574,555	464,853	1,039,408	—	(14,778)	62,740	47,962
Franklin Small Cap Value Securities Fund (Pinnacle ™)	(2,993)	46,387	54,346	97,740	3,075	(59,834)	(50,125)	(389)	(107,273)	(9,533)	484,470	474,937	367	(7,516)	(7,428)	(14,577)
Franklin Small Cap Value Securities Fund (Pinnacle V ™)	(2,833)	(9,555)	96,483	84,095	147,872	(34,527)	224,141	(219)	337,267	421,362	136,645	558,007	17,951	(4,175)	27,386	41,162
Templeton Foreign Securities (Pinnacle IV ™)	8,429	(90,708)	215,897	133,618	9,011	(260,242)	16,665	(668)	(235,234)	(101,616)	2,280,993	2,179,377	545	(16,159)	1,730	(13,884)
Templeton Foreign Securities (Pinnacle V ™)	3,453	(23,765)	120,893	100,581	248,524	(23,197)	124,918	(4,309)	345,936	446,517	905,443	1,351,960	31,020	(3,316)	15,798	43,502
Templeton Foreign Securities (Pinnacle ™)	2,917	80,918	8,975	92,810	4,884	(515,926)	423,522	(154)	(87,674)	5,136	563,651	568,787	265	(30,036)	27,952	(1,819)
Templeton Growth Securities (Pinnacle IV ™)	(1,432)	(31,440)	112,984	80,112	3,294	(101,776)	(87,378)	(283)	(186,143)	(106,031)	1,599,898	1,493,867	257	(7,591)	(6,485)	(13,819)
Templeton Growth Securities (Pinnacle V ™)	(1,766)	(24,100)	86,837	60,971	138,284	(9,910)	90,836	(3,954)	215,256	276,227	702,802	979,029	20,382	(2,011)	13,575	31,946
Templeton Growth Securities (Pinnacle ™)	(1,357)	15,750	25,581	39,974	—	(286,840)	76,861	(119)	(210,098)	(170,124)	655,192	485,068	—	(21,922)	7,553	(14,369)
Invesco Van Kampen VI Comstock (Pinnacle IV ™)	(10,225)	(64,269)	171,643	97,149	240	(75,711)	(107,003)	(162)	(182,636)	(85,487)	826,844	741,357	18	(5,747)	(7,944)	(13,673)
Invesco Van Kampen VI Comstock (Pinnacle V ™)	(1,354)	(465)	17,374	15,555	61,830	(690)	5,793	(495)	66,438	81,993	68,356	150,349	8,279	(166)	803	8,916
Invesco Van Kampen VI Comstock (Pinnacle ™)	(2,274)	(20,520)	33,248	10,454	72	(14,970)	23,738	(80)	8,760	19,214	118,092	137,306	5	(1,136)	1,301	170
Invesco Van Kampen VI Capital Growth (Pinnacle IV ™)	(2,983)	2,584	33,539	33,140	—	(29,600)	14,572	(82)	(15,110)	18,030	198,324	216,354	—	(2,265)	1,107	(1,158)
Invesco Van Kampen VI Capital Growth (Pinnacle V ™)	(1,645)	(778)	20,557	18,134	33,815	(1,056)	(3,761)	(199)	28,799	46,933	80,381	127,314	3,707	(138)	(401)	3,168
Invesco Van Kampen VI Capital Growth (Pinnacle ™)	(1,117)	15,069	(7,744)	6,208	—	(25,057)	(92,792)	(50)	(117,899)	(111,691)	151,982	40,291	—	(1,828)	(7,377)	(9,205)
Van Kampen UIF Emerging Markets Debt (Pinnacle IV ™)	4,989	12,805	(3,385)	14,409	4,966	(30,928)	49,799	(65)	23,772	38,181	167,053	205,234	444	(2,634)	4,269	2,079
Van Kampen UIF Emerging Markets Debt (Pinnacle V ™)	4,055	1,226	5,279	10,560	46,963	(1,872)	17,742	(392)	62,441	73,001	131,686	204,687	3,991	(198)	1,539	5,332
Van Kampen UIF Emerging Markets Equity (Pinnacle IV ™)	(24,060)	(403,840)	851,443	423,543	14,089	(499,951)	586,630	(1,379)	99,389	522,932	2,658,447	3,181,379	460	(15,798)	17,144	1,806
Van Kampen UIF Emerging Markets Equity (Pinnacle V ™)	(11,525)	(63,891)	278,287	202,871	378,729	(41,899)	(33,616)	(2,682)	300,532	503,403	965,585	1,468,988	42,405	(4,951)	(4,853)	32,601
Van Kampen UIF Emerging Markets Equity (Pinnacle ™)	(8,400)	165,595	23,551	180,746	15,100	(585,700)	112,230	(565)	(458,935)	(278,189)	1,197,338	919,149	471	(17,668)	3,812	(13,385)
Van Kampen UIF U.S. Real Estate (Pinnacle IV ™)	4,705	(48,032)	258,964	215,637	15,763	(79,175)	62,564	(440)	(1,288)	214,349	760,829	975,178	2,376	(11,605)	9,751	522
Van Kampen UIF U.S. Real Estate (Pinnacle V ™)	277	(2,950)	82,779	80,106	255,426	(5,735)	82,952	(647)	331,996	412,102	181,173	593,275	34,580	(829)	11,040	44,791
Invesco Van Kampen VI Mid Cap Value (Pinnacle IV ™)	(340)	9,454	(1,997)	7,117	—	(7,614)	19,127	(2)	11,511	18,628	28,816	47,444	—	(899)	2,165	1,266
Invesco Van Kampen VI Mid Cap Value (Pinnacle V ™)	(867)	2,371	21,205	22,709	97,599	—	10,071	(577)	107,093	129,802	70,266	200,068	10,450	(63)	1,123	11,510
Invesco Van Kampen VI Mid Cap Value (Pinnacle ™)	(304)	3,310	8,632	11,638	—	(13,496)	52,151	(54)	38,601	50,239	25,045	75,284	—	(1,504)	5,972	4,468
Non-Affiliated Class A:
DWS Small Cap Index VIP (Pinnacle IV ™)	(268)	123	11,330	11,185	—	(704)	(1,268)	(32)	(2,004)	9,181	46,982	56,163	—	(49)	(97)	(146)
DWS VIT Small Cap Index VIP (Pinnacle ™)	(2,194)	120,433	62,906	181,145	5,300	(85,456)	(130,357)	(276)	(210,789)	(29,644)	894,597	864,953	377	(6,085)	(9,468)	(15,176)
Non-Affiliated Class B:
Columbia VIT Mid Cap Value Class B (Pinnacle ™)	(85)	218	4,934	5,067	—	(123)	1,189	(8)	1,058	6,125	23,501	29,626	—	(9)	80	71
Columbia VIT Mid Cap Value Class B (Pinnacle IV ™)	(91)	75	3,463	3,447	—	(331)	29,409	(3)	29,075	32,522	2,258	34,780	—	(23)	2,066	2,043
Columbia VIT Mid Cap Value Class B (Pinnacle V ™) (April 13)*	(15)	(1)	936	920	60	(178)	7,154	—	7,036	7,956	—	7,956	4	(13)	517	508
Columbia VIT Small Cap Value Class B (Pinnacle ™)	(13)	(6,784)	1,654	(5,143)	—	(676)	31,804	(23)	31,105	25,962	3,537	29,499	—	(51)	1,657	1,606
Columbia VIT Small Cap Value Class B (Pinnacle V ™)	(152)	308	9,520	9,676	39,964	—	9,319	(64)	49,219	58,895	639	59,534	3,096	(5)	683	3,774
Columbia VIT Small Cap Value Class B (Pinnacle IV ™) (March 10)*	(57)	(3,664)	4,351	630	—	(12,466)	44,817	—	32,351	32,981	—	32,981	—	(931)	3,046	2,115
DWS Small Cap Index VIP (Pinnacle IV ™)	(3,449)	(43,624)	140,874	93,801	100	(80,487)	5,885	(163)	(74,665)	19,136	426,786	445,922	8	(6,355)	515	(5,832)
DWS Small Cap Index VIP (Pinnacle V ™)	(927)	(2,441)	26,163	22,795	3,824	(1,703)	(1,341)	(336)	444	23,239	93,336	116,575	500	(258)	(167)	75
Non-Affiliated Advisor Class:
PIMCO VIT All Asset (Pinnacle ™)	4,489	830	3,130	8,449	—	(11,582)	46,918	(9)	35,327	43,776	44,355	88,131	—	(1,122)	4,642	3,520
PIMCO VIT All Asset (Pinnacle IV ™)	51,713	17,722	(9,236)	60,199	—	(248,240)	1,534,237	(116)	1,285,881	1,346,080	112,376	1,458,456	—	(22,677)	143,355	120,678
PIMCO VIT All Asset (Pinnacle V ™)	8,339	474	3,338	12,151	94,474	(2,199)	76,809	(476)	168,608	180,759	61,840	242,599	8,806	(254)	7,224	15,776

See accompanying notes.

* - 2010 inception date of division.

11

Separate Account II

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2010

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gains (losses)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Advisor Class (continued):
PIMCO VIT Commodity Real Return (Pinnacle IV ™)	$128,985	$4,808	$65,613	$199,406	$1,196	$(76,855)	$484,691	$(292)	$408,740	$608,146	$393,695	$1,001,841	185	(11,209)	74,465	63,441
PIMCO VIT Commodity Real Return (Pinnacle V ™)	142,930	11,056	79,774	233,760	247,839	(23,974)	239,814	(1,824)	461,855	695,615	519,860	1,215,475	37,274	(3,480)	37,151	70,945
PIMCO VIT Commodity Real Return (Pinnacle ™)	27,807	(26,113)	37,915	39,609	4,585	(16,576)	22,213	(193)	10,029	49,638	178,238	227,876	625	(2,337)	2,865	1,153
PIMCO VIT Low Duration (Pinnacle IV ™)	716	3,710	5,444	9,870	—	(107,775)	(24,222)	(55)	(132,052)	(122,182)	285,514	163,332	—	(9,784)	(2,088)	(11,872)
PIMCO VIT Low Duration (Pinnacle ™)	1,313	187	8,109	9,609	—	(10,158)	37,387	(5)	27,224	36,833	233,410	270,243	—	(917)	3,412	2,495
PIMCO VIT Low Duration (Pinnacle V ™)	607	342	3,603	4,552	72,688	(20,067)	45,152	(54)	97,719	102,271	83,533	185,804	6,614	(1,795)	4,095	8,914
PIMCO VIT Real Return (Pinnacle IV ™)	3,911	14,522	12,840	31,273	—	(44,278)	188,552	(198)	144,076	175,349	389,344	564,693	—	(4,125)	17,733	13,608
PIMCO VIT Real Return (Pinnacle V ™)	6,141	5,121	41,794	53,056	116,734	(56,275)	165,631	(214)	225,876	278,932	741,120	1,020,052	10,640	(5,123)	15,554	21,071
PIMCO VIT Real Return (Pinnacle ™)	2,046	7,990	5,655	15,691	140	(10,861)	50,551	(100)	39,730	55,421	225,562	280,983	13	(1,018)	4,672	3,667
PIMCO VIT Total Return (Pinnacle V ™)	179,756	39,003	(23,849)	194,910	2,527,934	(199,451)	829,933	(16,655)	3,141,761	3,336,671	1,998,969	5,335,640	213,030	(17,810)	70,372	265,592
PIMCO VIT Total Return (Pinnacle IV ™)	42,506	36,006	(8,834)	69,678	2,867	(168,298)	226,321	(367)	60,523	130,201	1,047,662	1,177,863	240	(14,277)	19,215	5,178
PIMCO VIT Total Return (Pinnacle ™)	39,690	24,462	9,133	73,285	8,750	(186,154)	137,069	(66)	(40,401)	32,884	1,046,969	1,079,853	740	(15,395)	11,683	(2,972)
Non-Affiliated Investor Class:
Rydex SGI VT Alternative Strategies Allocation (Pinnacle ™) (Feb 4)*	(253)	(18)	1,844	1,573	—	(877)	50,528	—	49,651	51,224	—	51,224	—	(94)	5,399	5,305
Rydex SGI VT Alternative Strategies Allocation (Pinnacle IV ™)	(338)	(9)	1,085	738	—	(555)	41,960	(15)	41,390	42,128	3,281	45,409	—	(60)	4,439	4,379
Rydex SGI VT Alternative Strategies Allocation (Pinnacle V ™)	(2,300)	(1,819)	(2,076)	(6,195)	1,290	(3,479)	(33,262)	(245)	(35,696)	(41,891)	186,860	144,969	134	(394)	(3,679)	(3,939)
Rydex SGI VT Multi-Hedge Strategies (Pinnacle IV ™)	(1,307)	3,251	4,579	6,523	—	(1,751)	28,840	(30)	27,059	33,582	42,461	76,043	—	(224)	3,999	3,775
Rydex SGI VT Multi-Hedge Strategies (Pinnacle V ™)	(2,739)	(4,241)	14,742	7,762	7,287	(5,145)	(18,431)	(349)	(16,638)	(8,876)	193,683	184,807	915	(689)	(2,341)	(2,115)
Rydex SGI VT Multi-Hedge Strategies (Pinnacle ™)	(1,828)	(1,250)	7,523	4,445	—	(266,705)	239,633	(6)	(27,078)	(22,633)	153,776	131,143	—	(34,371)	30,758	(3,613)
Rydex SGI VT Managed Future Strategy (Pinnacle IV ™)	(3,810)	(28,241)	8,304	(23,747)	—	(43,620)	(130,413)	(197)	(174,230)	(197,977)	436,979	239,002	—	(5,080)	(15,553)	(20,633)
Rydex SGI VT Managed Future Strategy (Pinnacle V ™)	(4,060)	(15,356)	1,307	(18,109)	101,750	(3,999)	(145,541)	(758)	(48,548)	(66,657)	328,210	261,553	12,125	(566)	(17,437)	(5,878)
Rydex SGI VT Managed Future Strategy (Pinnacle ™)	(1,175)	(10,846)	(2,849)	(14,870)	2,050	(12,640)	(251,835)	(69)	(262,494)	(277,364)	293,950	16,586	240	(1,478)	(29,473)	(30,711)
Rydex SGI VT U.S. Long Short Momentum (Pinnacle IV ™)	(563)	941	(3,855)	(3,477)	—	(795)	(35,096)	(38)	(35,929)	(39,406)	63,312	23,906	—	(101)	(4,877)	(4,978)
Rydex SGI VT U.S. Long Short Momentum (Pinnacle V ™)	(2,316)	(2,627)	21,325	16,382	19,433	(1,310)	22,635	(135)	40,623	57,005	132,053	189,058	2,157	(171)	2,895	4,881
Rydex SGI VT U.S. Long Short Momentum (Pinnacle ™)	(69)	39	535	505	—	—	166	(11)	155	660	4,952	5,612	—	(1)	21	20

See accompanying notes.

* - 2010 inception date of division.

12

Separate Account II

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets

For the Year Ended December 31, 2009

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gains (losses)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminationsand benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated:
Touchstone Aggressive ETF (Pinnacle IV ™)	$21,823	$(120,325)	$542,478	$443,976	$123	$(187,013)	$961,717	$(689)	$774,138	$1,218,114	$1,068,497	$2,286,611	13	(20,224)	117,938	97,727
Touchstone Aggressive ETF (Pinnacle ™)	690	(16,729)	31,046	15,007	522	(2,444)	(5,531)	(77)	(7,530)	7,477	71,450	78,927	59	(276)	(448)	(665)
Touchstone Aggressive ETF Fund (Pinnacle V ™) (April 24) *	5,995	6,947	35,509	48,451	237,106	(6,795)	130,513	(1,014)	359,810	408,261	—	408,261	20,218	(675)	12,839	32,382
Touchstone Baron Small Cap (Pinnacle IV ™)	(31,535)	(453,758)	1,048,840	563,547	19,689	(212,135)	(36,042)	(1,298)	(229,786)	333,761	2,191,165	2,524,926	1,560	(16,327)	(7,153)	(21,920)
Touchstone Baron Small Cap (Pinnacle V ™)	(3,027)	(39,088)	95,493	53,378	93,076	(3,550)	37,069	(267)	126,328	179,706	162,703	342,409	12,001	(495)	4,142	15,648
Touchstone Baron Small Cap (Pinnacle ™)	(19,889)	(924,801)	1,340,891	396,201	12,160	(163,125)	(2,886)	(512)	(154,363)	241,838	1,553,838	1,795,676	533	(7,477)	(1,943)	(8,887)
Touchstone Conservative ETF (Pinnacle V ™) (April 24) *	45,856	21,193	94,698	161,747	511,582	(19,979)	1,314,034	(2,943)	1,802,694	1,964,441	—	1,964,441	47,341	(2,105)	129,248	174,484
Touchstone Conservative ETF (Pinnacle IV ™)	91,801	53,283	339,300	484,384	83,724	(340,735)	2,849,713	(553)	2,592,149	3,076,533	1,420,337	4,496,870	7,517	(31,108)	283,269	259,678
Touchstone Conservative ETF (Pinnacle ™)	8,869	(15,815)	62,337	55,391	—	(46,731)	(117,276)	(104)	(164,111)	(108,720)	628,927	520,207	—	(4,393)	(10,884)	(15,277)
Touchstone Core Bond (Pinnacle IV ™)	53,596	(6,550)	133,996	181,042	1,100	(68,627)	153,392	(297)	85,568	266,610	1,258,994	1,525,604	94	(5,867)	13,752	7,979
Touchstone Core Bond (Pinnacle ™)	8,171	(5,328)	24,892	27,735	—	(10,844)	(35,294)	(135)	(46,273)	(18,538)	247,786	229,248	—	(933)	(3,154)	(4,087)
Touchstone Core Bond (PinnacleV ™)	18,429	(576)	25,979	43,832	217,932	(8,803)	28,459	(974)	236,614	280,446	205,512	485,958	21,184	(956)	2,590	22,818
Touchstone Enhanced ETF (Pinnacle IV ™)	34,178	(353,976)	650,646	330,848	2,402	(222,376)	551,492	(562)	330,956	661,804	1,270,570	1,932,374	271	(25,875)	64,284	38,680
Touchstone Enhanced ETF (Pinnacle ™)	19,286	(412,550)	650,562	257,298	—	(466,501)	(35,036)	(493)	(502,030)	(244,732)	1,524,457	1,279,725	—	(49,306)	(3,995)	(53,301)
Touchstone Enhanced ETF Fund (Pinnacle V ™) (April 24) *	7,512	1,796	60,178	69,486	21,593	(11,062)	296,011	(34)	306,508	375,994	—	375,994	1,856	(952)	28,948	29,852
Touchstone GMAB Aggressive ETF Fund (Pinnacle IV ™) (April 24) *	4,287	7,764	89,843	101,894	—	—	422,114	(90)	422,024	523,918	—	523,918	—	(8)	41,710	41,702
Touchstone GMAB Aggressive ETF Fund (Pinnacle V ™) (April 24) *	3,442	6,816	78,358	88,616	—	—	368,383	(60)	368,323	456,939	—	456,939	—	(5)	36,401	36,396
Touchstone GMAB Conservative ETF (Pinnacle IV ™) (April 24) *	3,014	2,057	12,465	17,536	—	(9,479)	159,450	(40)	149,931	167,467	—	167,467	—	(924)	15,851	14,927
Touchstone GMAB Conservative ETF (Pinnacle V ™) (April 24) *	6,831	4,203	29,022	40,056	—	—	349,846	—	349,846	389,902	—	389,902	—	—	34,778	34,778
Touchstone GMAB Moderate ETF Fund (Pinnacle IV ™) (April 24) *	43,404	22,605	356,199	422,208	—	(137,945)	2,308,992	(90)	2,170,957	2,593,165	—	2,593,165	—	(11,935)	228,958	217,023
Touchstone GMAB Moderate ETF Fund (Pinnacle V ™) (April 24) *	28,851	2,485	228,419	259,755	65,325	—	1,387,866	(73)	1,453,118	1,712,873	—	1,712,873	5,839	(6)	137,619	143,452
Touchstone High Yield (Pinnacle IV ™)	118,594	(147,141)	763,377	734,830	1,642	(242,735)	400,795	(733)	158,969	893,799	1,668,276	2,562,075	143	(21,206)	31,103	10,040
Touchstone High Yield (Pinnacle ™)	72,346	(86,866)	520,748	506,228	481	(178,470)	49,949	(451)	(128,491)	377,737	1,196,900	1,574,637	46	(14,531)	4,152	(10,333)
Touchstone High Yield (PinnacleV ™)	6,204	(1,266)	25,125	30,063	16,993	(87)	27,692	(49)	44,549	74,612	56,054	130,666	1,820	(17)	2,970	4,773
Touchstone Large Cap Core Equity (Pinnacle IV ™)	(2,722)	(306,890)	792,233	482,621	13,528	(374,837)	133,709	(1,217)	(228,817)	253,804	2,326,911	2,580,715	1,583	(40,563)	14,118	(24,862)
Touchstone Large Cap Core Equity (Pinnacle ™)	703	(736,644)	1,121,575	385,634	148,685	(264,796)	(13,232)	(1,238)	(130,581)	255,053	1,892,200	2,147,253	15,839	(29,337)	(2,239)	(15,737)
Touchstone Large Cap Core Equity (PinnacleV ™)	(441)	(9,733)	116,989	106,815	50,569	(15,875)	25,472	(411)	59,755	166,570	438,038	604,608	7,806	(2,513)	4,134	9,427
Touchstone Mid Cap Growth (Pinnacle IV ™)	(26,612)	(774,009)	1,419,121	618,500	13,256	(428,539)	54,435	(1,128)	(361,976)	256,524	1,918,812	2,175,336	1,181	(35,516)	3,474	(30,861)
Touchstone Mid Cap Growth (Pinnacle ™)	(4,871)	(286,969)	409,634	117,794	198	(80,876)	(12,547)	(246)	(93,471)	24,323	427,246	451,569	17	(6,737)	(2,356)	(9,076)
Touchstone Mid Cap Growth (PinnacleV ™)	(2,554)	(13,181)	74,173	58,438	30,536	(5,461)	16,487	(118)	41,444	99,882	135,156	235,038	3,989	(773)	2,841	6,057
Touchstone Moderate ETF (Pinnacle IV ™)	90,310	(109,579)	776,709	757,440	525	(437,941)	1,473,887	(1,211)	1,035,260	1,792,700	3,239,602	5,032,302	52	(43,562)	162,052	118,542
Touchstone Moderate ETF (Pinnacle V ™)	33,071	(2,943)	97,824	127,952	680,150	(2,055)	562,976	(1,527)	1,239,544	1,367,496	19,505	1,387,001	76,174	(398)	70,999	146,775
Touchstone Moderate ETF (Pinnacle ™)	11,965	(24,051)	106,388	94,302	—	(35,972)	(51,241)	(273)	(87,486)	6,816	672,009	678,825	—	(3,644)	(5,530)	(9,174)
Touchstone Money Market (Pinnacle V ™) (April 24) *	(20,357)	—	—	(20,357)	126,080	(211,789)	2,858,616	(205)	2,772,702	2,752,345	—	2,752,345	12,637	(21,241)	285,769	277,165
Touchstone Money Market (Pinnacle IV ™)	(61,880)	—	—	(61,880)	58,980	(1,545,106)	9,683,128	(5,723)	8,191,279	8,129,399	106,405	8,235,804	5,368	(141,386)	879,854	743,836
Touchstone Money Market (Pinnacle ™)	(37,750)	—	—	(37,750)	83,005	(2,614,573)	283,557	(3,037)	(2,251,048)	(2,288,798)	8,954,235	6,665,437	7,497	(236,717)	25,310	(203,910)
Touchstone Third Avenue Value (Pinnacle IV ™)	43,287	(1,807,032)	3,673,440	1,909,695	42,642	(1,160,020)	(177,629)	(3,973)	(1,298,980)	610,715	7,795,992	8,406,707	3,768	(99,262)	(22,635)	(118,129)
Touchstone Third Avenue Value (Pinnacle V ™)	7,814	(116,610)	365,875	257,079	212,473	(39,984)	(10,020)	(833)	161,636	418,715	808,026	1,226,741	34,289	(7,019)	(1,460)	25,810
Touchstone Third Avenue Value (Pinnacle ™)	31,415	(2,230,048)	3,256,238	1,057,605	32,368	(391,575)	(223,115)	(2,682)	(585,004)	472,601	4,309,700	4,782,301	938	(11,575)	(8,438)	(19,075)
Non-Affiliated:
Van Kampen UIF Emerging Markets Debt (Pinnacle ™)	26,732	(66,061)	134,427	95,098	—	(43,925)	11,062	(145)	(33,008)	62,090	340,438	402,528	—	(2,046)	578	(1,468)
Van Kampen UIF U.S. Real Estate (Pinnacle ™)	13,804	(641,686)	802,337	174,455	29,955	(127,060)	(55,135)	(345)	(152,585)	21,870	843,078	864,948	1,905	(7,839)	(3,336)	(9,270)
Non-Affiliated Initial Class:
Fidelity VIP Overseas (Pinnacle IV ™)	7,194	(159,420)	291,270	139,044	—	(35,841)	(84,338)	(292)	(120,471)	18,573	766,054	784,627	—	(5,979)	(17,364)	(23,343)
Fidelity VIP Overseas (Pinnacle ™)	1,802	(24,748)	62,240	39,294	—	(4,902)	(21,672)	(92)	(26,666)	12,628	176,796	189,424	—	(853)	(3,412)	(4,265)
Fidelity VIP Equity-Income (Pinnacle ™)	13,787	(430,834)	790,117	373,070	3,823	(258,778)	(113,329)	(907)	(369,191)	3,879	1,777,713	1,781,592	392	(26,609)	(13,583)	(39,800)
Fidelity VIP II Contrafund (Pinnacle ™)	2,886	(629,825)	2,186,484	1,559,545	40,701	(588,785)	(50,703)	(3,161)	(601,948)	957,597	5,069,802	6,027,399	2,930	(40,523)	(4,754)	(42,347)
Fidelity VIP II Index 500 (Pinnacle IV ™)	1,605	(24,877)	59,282	36,010	—	(39,081)	(1,697)	(61)	(40,839)	(4,829)	179,946	175,117	—	(6,227)	(243)	(6,470)
Fidelity VIP II Index 500 (Pinnacle ™)	27,492	(238,578)	756,201	545,115	—	(336,574)	(62,537)	(1,396)	(400,507)	144,608	2,527,426	2,672,034	—	(53,072)	(10,227)	(63,299)
Fidelity VIP II Investment Grade Bond (Pinnacle IV ™)	189,020	(13,859)	143,675	318,836	—	(184,760)	(139,982)	(561)	(325,303)	(6,467)	2,456,885	2,450,418	—	(17,976)	(13,862)	(31,838)
Fidelity VIP II Investment Grade Bond (Pinnacle ™)	141,806	(8,455)	118,193	251,544	—	(450,893)	(237,028)	(945)	(688,866)	(437,322)	2,039,618	1,602,296	—	(42,583)	(22,998)	(65,581)
Fidelity VIP III Growth & Income (Pinnacle ™)	(4,185)	(116,191)	467,144	346,768	63,859	(158,822)	(57,789)	(827)	(153,579)	193,189	1,468,549	1,661,738	5,974	(15,770)	(5,234)	(15,030)
Fidelity VIP III Growth Opportunities (Pinnacle ™)	(4,928)	(30,316)	255,589	220,345	800	(47,194)	72,205	(367)	25,444	245,789	532,667	778,456	126	(7,167)	8,469	1,428

See accompanying notes.

* - 2009 inception date of division.

13

Separate Account II

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2009

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gains (losses)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class:
Fidelity VIP Growth (Pinnacle ™)	$(6,190)	$(69,690)	$209,772	$133,892	$—	$(207,063)	$(62,875)	$(436)	$(270,374)	$(136,482)	$781,452	$644,970	—	(35,211)	(12,224)	(47,435)
Fidelity VIP III Mid Cap (Pinnacle ™)	(10,275)	(434,815)	1,562,420	1,117,330	1,155	(469,687)	(347,979)	(1,423)	(817,934)	299,396	3,539,915	3,839,311	48	(18,625)	(16,047)	(34,624)
Non-Affiliated Service Class 2:
Fidelity Value Strategies (Pinnacle IV ™)	(125)	538	8,117	8,530	—	(1,199)	25,754	—	24,555	33,085	—	33,085	—	(166)	4,273	4,107
Fidelity Value Strategies (Pinnacle V ™) (Feb 12) *	(120)	97	5,565	5,542	55,034	—	14,927	(45)	69,916	75,458	—	75,458	7,360	(6)	2,028	9,382
Fidelity Value Strategies (Pinnacle ™)	(31)	510	654	1,133	—	(261)	12,437	(5)	12,171	13,304	—	13,304	—	(33)	1,682	1,649
Fidelity VIP Asset Manager (Pinnacle IV ™)	2,005	(26,481)	74,851	50,375	—	(20,994)	(29,357)	(78)	(50,429)	(54)	252,509	252,455	—	(2,312)	(3,707)	(6,019)
Fidelity VIP Asset Manager (Pinnacle V ™)	388	(1,480)	13,280	12,188	2,602	—	10,294	(12)	12,884	25,072	29,227	54,299	302	(1)	1,519	1,820
Fidelity VIP Balanced (Pinnacle IV ™)	6,548	(118,572)	429,755	317,731	3,622	(174,696)	12,268	(452)	(159,258)	158,473	1,089,692	1,248,165	425	(18,433)	(914)	(18,922)
Fidelity VIP Balanced (Pinnacle V ™)	3,525	(8,275)	112,877	108,127	202,983	(6,736)	58,495	(496)	254,246	362,373	168,008	530,381	27,420	(954)	7,930	34,396
Fidelity VIP Balanced (Pinnacle ™)	1,299	(57,002)	124,336	68,633	—	(36,043)	(28,584)	(57)	(64,684)	3,949	243,824	247,773	—	(4,058)	(3,373)	(7,431)
Fidelity VIP Contrafund (Pinnacle IV ™)	(21,693)	(1,644,941)	4,046,965	2,380,331	25,678	(849,689)	(382,046)	(3,760)	(1,209,817)	1,170,514	8,469,794	9,640,308	2,100	(73,856)	(43,555)	(115,311)
Fidelity VIP Contrafund (Pinnacle V ™)	(4,286)	(135,493)	834,595	694,816	579,990	(52,696)	113,255	(7,081)	633,468	1,328,284	1,839,108	3,167,392	79,614	(9,193)	17,695	88,116
Fidelity VIP Disciplined Small Cap (Pinnacle IV ™)	(1,470)	(15,815)	40,099	22,814	732	(5,697)	(12,193)	(41)	(17,199)	5,615	122,629	128,244	133	(946)	(1,904)	(2,717)
Fidelity VIP Disciplined Small Cap (Pinnacle ™)	(1,908)	(12,697)	46,137	31,532	1,000	(30,302)	6,438	(89)	(22,953)	8,579	175,772	184,351	190	(4,917)	888	(3,839)
Fidelity VIP Disciplined Small Cap (Pinnacle V ™)	(692)	(3,662)	14,137	9,783	160	(4,485)	695	(9)	(3,639)	6,144	54,157	60,301	23	(828)	138	(667)
Fidelity VIP Dynamic Capital Appreciation (Pinnacle IV ™)	(957)	(19,830)	40,228	19,441	481	(9,871)	(6,828)	(60)	(16,278)	3,163	73,202	76,365	54	(970)	(826)	(1,742)
Fidelity VIP Dynamic Capital Appreciation (Pinnacle V ™)	(1,356)	(6,383)	39,328	31,589	15,619	(3,326)	155,818	(117)	167,994	199,583	27,519	227,102	2,861	(552)	22,876	25,185
Fidelity VIP Dynamic Capital Appreciation (Pinnacle ™)	(740)	(32,133)	46,602	13,729	40	(8,097)	(21,613)	(170)	(29,840)	(16,111)	79,428	63,317	4	(1,072)	(2,637)	(3,705)
Fidelity VIP Equity-Income (Pinnacle IV ™)	13,662	(762,020)	1,262,998	514,640	20,595	(255,106)	(307,826)	(934)	(543,271)	(28,631)	2,651,073	2,622,442	2,395	(29,128)	(45,885)	(72,618)
Fidelity VIP Equity-Income (Pinnacle V ™)	1,894	(13,631)	71,366	59,629	39,491	(4,657)	10,634	(80)	45,388	105,017	194,823	299,840	6,465	(819)	2,050	7,696
Fidelity VIP Freedom 2010 (Pinnacle IV ™)	3,682	(39,590)	56,081	20,173	2,000	(10,598)	(33,830)	(46)	(42,474)	(22,301)	172,728	150,427	221	(1,305)	(5,491)	(6,575)
Fidelity VIP Freedom 2010 (Pinnacle V ™)	11,649	(6,323)	81,036	86,362	25,874	(24,326)	—	(1,218)	330	86,692	403,007	489,699	2,875	(3,106)	—	(231)
Fidelity VIP Freedom 2015 (Pinnacle IV ™)	14,435	(20,968)	106,843	100,310	—	(14,011)	(23,367)	(16)	(37,394)	62,916	475,987	538,903	—	(1,789)	(3,473)	(5,262)
Fidelity VIP Freedom 2015 (Pinnacle V ™)	9,076	(3,800)	53,348	58,624	122,837	(7,165)	1,445	(479)	116,638	175,262	155,763	331,025	16,497	(1,074)	165	15,588
Fidelity VIP Freedom 2020 (Pinnacle IV ™)	6,803	(1,687)	59,140	64,256	—	—	(1,407)	(6)	(1,413)	62,843	242,211	305,054	—	(1)	(208)	(209)
Fidelity VIP Freedom 2020 (Pinnacle ™)	283	(22)	2,317	2,578	—	—	—	(17)	(17)	2,561	9,640	12,201	—	(3)	—	(3)
Fidelity VIP Freedom 2020 (Pinnacle V ™)	9,555	(10,686)	64,623	63,492	280,342	(13,703)	9	(378)	266,270	329,762	60,425	390,187	39,031	(2,054)	—	36,977
Fidelity VIP Freedom 2025 (Pinnacle IV ™)	49	(10)	452	491	—	—	—	(11)	(11)	480	1,765	2,245	—	(2)	1	(1)
Fidelity VIP Freedom 2025 (Pinnacle V ™)	1,447	(1,452)	15,370	15,365	3,800	—	(3,768)	(473)	(441)	14,924	55,073	69,997	462	(58)	(449)	(45)
Fidelity VIP Freedom 2030 (Pinnacle IV ™)	29	(16)	665	678	—	—	—	(15)	(15)	663	2,317	2,980	—	(2)	—	(2)
Fidelity VIP Freedom 2030 (Pinnacle V ™)	1,037	(67,938)	92,482	25,581	180	(12,257)	(52,151)	(28)	(64,256)	(38,675)	167,297	128,622	23	(1,792)	(9,222)	(10,991)
Fidelity VIP Growth & Income (Pinnacle IV ™)	(7,141)	(211,183)	471,571	253,247	4,833	(283,407)	8,130	(661)	(271,105)	(17,858)	1,231,677	1,213,819	595	(33,379)	825	(31,959)
Fidelity VIP Growth & Income (Pinnacle V ™)	(1,238)	(18,731)	70,133	50,164	40,971	(5,505)	18,415	(380)	53,501	103,665	152,809	256,474	6,762	(930)	3,118	8,950
Fidelity VIP Growth (Pinnacle IV ™)	(11,787)	(48,444)	297,956	237,725	8,623	(101,931)	(24,798)	(543)	(118,649)	119,076	1,015,637	1,134,713	1,131	(14,276)	(3,546)	(16,691)
Fidelity VIP Growth (Pinnacle ™)	(827)	(54,028)	69,047	14,192	62,720	(33,469)	(63,556)	(34)	(34,339)	(20,147)	80,623	60,476	9,299	(5,469)	(9,206)	(5,376)
Fidelity VIP Growth (Pinnacle V ™)	(1,066)	(6,214)	29,221	21,941	10,362	(946)	6,526	(80)	15,862	37,803	68,177	105,980	1,569	(172)	1,262	2,659
Fidelity VIP Growth Opportunities (Pinnacle IV ™)	(4,229)	(15,460)	147,388	127,699	1,503	(14,446)	22,970	(368)	9,659	137,358	298,587	435,945	209	(2,016)	2,655	848
Fidelity VIP Growth Opportunities (Pinnacle V ™)	(1,773)	(2,663)	61,176	56,740	78,098	(968)	82,583	(179)	159,534	216,274	76,461	292,735	12,641	(170)	13,945	26,416
Fidelity VIP High Income (Pinnacle IV ™)	62,240	(116,498)	333,427	279,169	788	(98,137)	196,719	(239)	99,131	378,300	655,257	1,033,557	71	(8,586)	15,955	7,440
Fidelity VIP High Income (Pinnacle V ™)	16,297	(7,206)	40,974	50,065	101,589	(279)	27,900	(23)	129,187	179,252	93,724	272,976	10,996	(31)	2,911	13,876
Fidelity VIP High Income (Pinnacle ™)	13,399	(4,278)	38,339	47,460	—	(6,738)	129,513	(23)	122,752	170,212	48,459	218,671	—	(610)	12,556	11,946
Fidelity VIP II Index 500 (Pinnacle IV ™)	32,411	(445,478)	1,183,662	770,595	9,490	(391,548)	17,269	(1,405)	(366,194)	404,401	3,679,187	4,083,588	1,549	(62,089)	(4,840)	(65,380)
Fidelity VIP II Index 500 (Pinnacle ™)	4,041	(31,776)	145,788	118,053	2,100	(26,865)	5,749	(365)	(19,381)	98,672	442,580	541,252	394	(4,304)	2,570	(1,340)
Fidelity VIP II Index 500 (Pinnacle V ™)	8,592	(93,952)	234,845	149,485	337,001	(27,836)	219,635	(606)	528,194	677,679	245,630	923,309	55,182	(4,946)	33,042	83,278
Fidelity VIP Investment Grade Bond (Pinnacle IV ™)	176,285	(85,776)	218,384	308,893	7,540	(450,641)	386,283	(645)	(57,463)	251,430	2,262,306	2,513,736	667	(41,674)	35,869	(5,138)
Fidelity VIP Investment Grade Bond (Pinnacle V ™)	119,401	(3,847)	75,636	191,190	314,893	(43,898)	188,510	(8,321)	451,184	642,374	1,369,371	2,011,745	29,762	(5,142)	16,822	41,442
Fidelity VIP Investment Grade Bond (Pinnacle ™)	91,321	(23,093)	67,419	135,647	1,057	(692,406)	(679)	(205)	(692,233)	(556,586)	1,382,840	826,254	95	(64,117)	976	(63,046)
Fidelity VIP Mid Cap (Pinnacle IV ™)	(17,466)	(388,189)	1,516,740	1,111,085	17,889	(363,211)	(130,920)	(1,896)	(478,138)	632,947	3,286,300	3,919,247	1,179	(24,262)	(10,230)	(33,313)
Fidelity VIP Mid Cap (Pinnacle ™)	(1,293)	(200,307)	333,121	131,521	7,909	(70,063)	18,415	(238)	(43,977)	87,544	400,858	488,402	1,140	(10,362)	1,777	(7,445)
Fidelity VIP Mid Cap (Pinnacle V ™)	(2,973)	(65,300)	293,011	224,738	136,352	(22,378)	51,547	(495)	165,026	389,764	548,756	938,520	18,211	(3,089)	6,425	21,547
Fidelity VIP Overseas (Pinnacle IV ™)	14,752	(685,741)	1,088,924	417,935	4,204	(215,525)	(347,284)	(923)	(559,528)	(141,593)	2,405,519	2,263,926	470	(24,172)	(37,460)	(61,162)

See accompanying notes.

* - 2009 inception date of division.

14

Separate Account II

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2009

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gains (losses)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Overseas (Pinnacle V ™)	$4,132	$(119,467)	$200,229	$84,894	$98,918	$(17,022)	$(7,109)	$(336)	$74,451	$159,345	$365,223	$524,568	15,611	(3,180)	(2,494)	9,937
Fidelity VIP Overseas (Pinnacle ™)	5,558	(474,002)	604,734	136,290	333	(138,583)	(213,271)	(423)	(351,944)	(215,654)	990,077	774,423	39	(13,842)	(24,470)	(38,273)
Non-Affiliated Class 1:
Franklin Growth and Income Securities (Pinnacle ™)	101,405	(150,095)	641,007	592,317	577	(237,612)	(106,113)	(1,887)	(345,035)	247,282	2,685,611	2,932,893	62	(24,473)	(11,861)	(36,272)
Franklin Income Securities (Pinnacle ™)	515,648	(228,217)	1,887,826	2,175,257	37,285	(895,240)	(621,879)	(3,534)	(1,483,368)	691,889	7,468,603	8,160,492	2,931	(67,197)	(51,232)	(115,498)
JPMorgan IT Mid Cap Value CL 1 (Pinnacle ™) (April 24) *	(930)	3,255	23,201	25,526	—	(24,863)	99,538	(22)	74,653	100,179	—	100,179	—	(2,143)	9,768	7,625
JPMorgan IT Mid Cap Value CL 1 (Pinnacle V ™) (April 24) *	(10,580)	23,366	255,172	267,958	—	(151,087)	991,930	(362)	840,481	1,108,439	—	1,108,439	—	(12,925)	97,350	84,425
Van Kampen UIF Emerging Markets Debt (Pinnacle IV ™)	23,111	(35,288)	96,709	84,532	—	(71,312)	(63,957)	(130)	(135,399)	(50,867)	375,215	324,348	—	(4,077)	(4,066)	(8,143)
Van Kampen UIF U.S. Real Estate (Pinnacle IV ™)	20,941	(405,452)	668,463	283,952	—	(81,801)	(65,594)	(388)	(147,783)	136,169	1,286,464	1,422,633	—	(6,237)	(5,398)	(11,635)
Non-Affiliated Class 2:
Franklin Growth and Income Securities (Pinnacle IV ™)	110,676	(1,063,106)	1,615,964	663,534	12,350	(415,185)	(274,766)	(1,542)	(679,143)	(15,609)	3,705,055	3,689,446	1,244	(45,359)	(36,997)	(81,112)
Franklin Growth and Income Securities (Pinnacle ™)	16,675	(337,972)	443,654	122,357	14,164	(104,955)	29,993	(296)	(61,094)	61,263	774,710	835,973	2,614	(18,449)	(2,454)	(18,289)
Franklin Growth and Income Securities (Pinnacle V ™)	7,215	(10,885)	79,121	75,451	215,134	(2,102)	75,465	(942)	287,555	363,006	103,810	466,816	36,342	(494)	12,520	48,368
Franklin Income Securities (Pinnacle IV ™)	375,194	(651,162)	1,936,028	1,660,060	9,349	(489,032)	(349,347)	(1,596)	(830,626)	829,434	6,037,132	6,866,566	677	(38,605)	(38,883)	(76,811)
Franklin Income Securities (Pinnacle V ™)	42,135	(62,405)	239,061	218,791	553,671	(16,275)	177,310	(199)	714,507	933,298	476,238	1,409,536	69,085	(2,079)	20,550	87,556
Franklin Large Cap Growth Securities (Pinnacle IV ™)	(547)	(47,455)	372,136	324,134	8,116	(98,977)	41,440	(377)	(49,798)	274,336	1,192,656	1,466,992	938	(10,234)	4,455	(4,841)
Franklin Large Cap Growth Securities (Pinnacle V ™)	(1,107)	(3,278)	55,642	51,257	182,946	(3,118)	24,375	(293)	203,910	255,167	103,026	358,193	25,250	(508)	3,997	28,739
Franklin Large Cap Growth Securities (Pinnacle ™)	426	(51,462)	108,335	57,299	144	(6,397)	(4,161)	(79)	(10,493)	46,806	192,936	239,742	14	(587)	(24)	(597)
Franklin Mutual Shares Securities (Pinnacle IV ™)	16,615	(413,298)	1,193,894	797,211	2,059	(486,294)	(219,853)	(1,540)	(705,628)	91,583	4,040,514	4,132,097	189	(43,991)	(22,138)	(65,940)
Franklin Mutual Shares Securities (Pinnacle V ™)	5,641	(75,678)	355,763	285,726	506,396	(24,757)	147,590	(4,247)	624,982	910,708	871,057	1,781,765	77,663	(4,781)	23,952	96,834
Franklin Mutual Shares Securities (Pinnacle ™)	3,343	(427,640)	605,150	180,853	23,349	(62,263)	(10,026)	(507)	(49,447)	131,406	984,010	1,115,416	2,023	(5,707)	(4,300)	(7,984)
Franklin Small Cap Value Securities Fund (Pinnacle IV ™)	959	(35,017)	133,326	99,268	3,360	(25,910)	49,232	(156)	26,526	125,794	339,059	464,853	453	(4,048)	8,057	4,462
Franklin Small Cap Value Securities Fund (Pinnacle ™)	1,578	(24,120)	103,156	80,614	240	(8,357)	88,397	(355)	79,925	160,539	323,931	484,470	45	(1,418)	10,966	9,593
Franklin Small Cap Value Securities Fund (Pinnacle V ™)	(201)	(15,727)	40,352	24,424	42,418	(9,869)	(7,857)	(41)	24,651	49,075	87,570	136,645	6,583	(1,810)	(1,364)	3,409
Templeton Foreign Securities (Pinnacle IV ™)	43,302	(179,434)	690,767	554,635	16,346	(149,299)	(222,426)	(715)	(356,094)	198,541	2,082,452	2,280,993	1,077	(11,165)	(20,520)	(30,608)
Templeton Foreign Securities (Pinnacle V ™)	8,940	(54,053)	254,472	209,359	223,550	(8,336)	(51,620)	(3,107)	160,487	369,846	535,597	905,443	30,002	(1,810)	(6,180)	22,012
Templeton Foreign Securities (Pinnacle ™)	7,635	(11,926)	125,220	120,929	30,847	(39,117)	5,875	(180)	(2,575)	118,354	445,297	563,651	2,158	(2,682)	(1,670)	(2,194)
Templeton Growth Securities (Pinnacle IV ™)	22,510	(791,952)	1,041,072	271,630	3,339	(75,108)	41,587	(369)	(30,551)	241,079	1,358,819	1,599,898	317	(7,096)	(4,641)	(11,420)
Templeton Growth Securities (Pinnacle V ™)	10,275	(44,629)	202,051	167,697	53,854	(6,419)	13,657	(3,276)	57,816	225,513	477,289	702,802	9,982	(1,674)	4,111	12,419
Templeton Growth Securities (Pinnacle ™)	10,750	(182,447)	287,509	115,812	—	(65,691)	(235,313)	(124)	(301,128)	(185,316)	840,508	655,192	—	(6,102)	(25,343)	(31,445)
Van Kampen LIT Comstock (Pinnacle IV ™)	20,464	(124,924)	270,799	166,339	400	(137,677)	2,995	(214)	(134,496)	31,843	795,001	826,844	41	(13,933)	21	(13,871)
Van Kampen LIT Comstock (Pinnacle V ™)	1,452	(1,450)	12,082	12,084	13,353	(1,296)	5,246	(237)	17,066	29,150	39,206	68,356	1,897	(219)	955	2,633
Van Kampen LIT Comstock (Pinnacle ™)	3,227	(21,468)	46,170	27,929	216	(4,509)	(33,310)	(92)	(37,695)	(9,766)	127,858	118,092	20	(505)	(2,887)	(3,372)
Van Kampen LIT Capital Growth (Pinnacle IV ™)	(2,237)	(5,892)	83,310	75,181	—	(7,547)	12,250	(54)	4,649	79,830	118,494	198,324	—	(781)	1,165	384
Van Kampen LIT Capital Growth (Pinnacle V ™)	(753)	(1,820)	26,080	23,507	26,369	(603)	12,238	(130)	37,874	61,381	19,000	80,381	4,260	(98)	1,475	5,637
Van Kampen LIT Capital Growth (Pinnacle ™)	(748)	436	24,296	23,984	—	(4,530)	112,783	(38)	108,215	132,199	19,783	151,982	—	(392)	9,740	9,348
Van Kampen UIF Emerging Markets Debt (Pinnacle IV ™)	4,080	(128,026)	139,142	15,196	4,638	(6,755)	(301,806)	(60)	(303,983)	(288,787)	455,840	167,053	490	(731)	(37,974)	(38,215)
Van Kampen UIF Emerging Markets Debt (Pinnacle V ™)	4,456	(5,129)	19,773	19,100	47,264	(8,072)	6,634	(40)	45,786	64,886	66,800	131,686	4,559	(806)	504	4,257
Van Kampen UIF Emerging Markets Equity (Pinnacle IV ™)	(29,752)	(996,206)	2,019,221	993,263	14,846	(171,863)	83,970	(992)	(74,039)	919,224	1,739,223	2,658,447	639	(7,911)	(1,110)	(8,382)
Van Kampen UIF Emerging Markets Equity (Pinnacle V ™)	(7,810)	(199,269)	442,266	235,187	322,053	(18,980)	134,534	(494)	437,113	672,300	293,285	965,585	40,884	(2,867)	15,530	53,547
Van Kampen UIF Emerging Markets Equity (Pinnacle ™)	(10,604)	53,160	329,338	371,894	12,702	(63,487)	316,846	(550)	265,511	637,405	559,933	1,197,338	562	(2,806)	10,573	8,329
Van Kampen UIF U.S. Real Estate (Pinnacle IV ™)	7,818	(494,109)	625,527	139,236	25,705	(23,861)	(45,330)	(402)	(43,888)	95,348	665,481	760,829	5,798	(5,321)	(14,240)	(13,763)
Van Kampen UIF U.S. Real Estate (Pinnacle V ™)	1,013	(62,112)	98,406	37,307	36,519	(4,437)	(501)	(142)	31,439	68,746	112,427	181,173	7,328	(970)	(216)	6,142
Van Kampen UIF US Mid Cap Value (Pinnacle IV ™)	(63)	(779)	8,032	7,190	—	(597)	6,581	—	5,984	13,174	15,642	28,816	—	(88)	969	881
Van Kampen UIF US Mid Cap Value (Pinnacle V ™)	(115)	(625)	9,847	9,107	46,034	(54)	13,611	(39)	59,552	68,659	1,607	70,266	6,501	(13)	1,668	8,156
Van Kampen UIF US Mid Cap Value (Pinnacle ™)	(157)	(113)	1,256	986	—	(2,965)	11,698	(22)	8,711	9,697	15,348	25,045	—	(510)	985	475
Non-Affiliated Class A:
DWS Small Cap Index VIP (Pinnacle IV ™)	159	661	7,742	8,562	—	(212)	(8,376)	(40)	(8,628)	(66)	47,048	46,982	—	(21)	(880)	(901)
DWS Small Cap Index VIP (Pinnacle ™)	3,686	(367,966)	529,375	165,095	8,140	(50,415)	3,515	(311)	(39,071)	126,024	768,573	894,597	830	(4,957)	(789)	(4,916)
Non-Affiliated Class B:
Columbia VIT Mid Cap Value Class B (Pinnacle ™) (July 17) *	(120)	3,914	1,088	4,882	—	—	18,622	(3)	18,619	23,501	—	23,501	—	—	1,814	1,814
Columbia VIT Mid Cap Value Class B (Pinnacle IV ™) (Nov 12) *	(4)	4	119	119	—	(91)	2,230	—	2,139	2,258	—	2,258	—	(7)	181	174

See accompanying notes.

* - 2009 inception date of division.

15

Separate Account II

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2009

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gains (losses)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class B (continued):
Columbia VIT Small Cap Value Class B (Pinnacle ™) (July 17) *	$(38)	$1,938	$286	$2,186	$—	$—	$1,354	$(3)	$1,351	$3,537	$—	$3,537	—	—	283	283
Columbia VIT Small Cap Value Class B (Pinnacle IV ™) (Nov 11) *	(1)	—	21	20	620	—	(1)	—	619	639	—	639	51	—	—	51
DWS Small Cap Index VIP (Pinnacle IV ™)	396	(73,951)	145,192	71,637	1,823	(40,710)	(35,066)	(198)	(74,151)	(2,514)	429,300	426,786	208	(4,800)	(4,623)	(9,215)
DWS Small Cap Index VIP (Pinnacle V ™)	(2)	(988)	22,982	21,992	30,651	(516)	(5,357)	(191)	24,587	46,579	46,757	93,336	5,331	(115)	(482)	4,734
Non-Affiliated Advisor Class:
PIMCO VIT All Asset (Pinnacle ™) (July 15) *	1,746	16	(75)	1,687	—	—	42,668	—	42,668	44,355	—	44,355	—	—	4,499	4,499
PIMCO VIT All Asset (Pinnacle IV ™)	5,919	21,134	6,918	33,971	—	(154,648)	221,561	(34)	66,879	100,850	11,526	112,376	—	(18,233)	28,170	9,937
PIMCO VIT All Asset (Pinnacle V ™)	2,650	(579)	1,331	3,402	32,411	(1,427)	13,048	(41)	43,991	47,393	14,447	61,840	3,338	(168)	1,331	4,501
PIMCO VIT Commodity Real Return (Pinnacle IV ™)	31,075	15,512	67,466	114,053	2,820	(20,295)	78,605	(153)	60,977	175,030	218,665	393,695	437	(3,759)	16,552	13,230
PIMCO VIT Commodity Real Return (Pinnacle V ™)	35,848	(5,795)	39,142	69,195	215,091	(6,066)	196,408	(291)	405,142	474,337	45,523	519,860	35,985	(1,220)	33,576	68,341
PIMCO VIT Commodity Real Return (Pinnacle ™)	14,461	1,144	31,190	46,795	12,773	(2,251)	81,002	(167)	91,357	138,152	40,086	178,238	2,429	(424)	16,365	18,370
PIMCO VIT Low Duration (Pinnacle IV ™)	9,981	15,448	(2,776)	22,653	—	(5,061)	263,282	(40)	258,181	280,834	4,680	285,514	—	(808)	26,816	26,008
PIMCO VIT Low Duration (Pinnacle ™)	11,321	(252)	13,382	24,451	—	—	(79,305)	—	(79,305)	(54,854)	288,264	233,410	—	—	(8,174)	(8,174)
PIMCO VIT Low Duration (Pinnacle V ™)	2,959	1,658	(20)	4,597	52,020	(208)	1,443	(14)	53,241	57,838	25,695	83,533	4,952	(22)	174	5,104
PIMCO VIT Real Return (Pinnacle IV ™)	19,023	(8,371)	35,801	46,453	—	(53,910)	139,763	(137)	85,716	132,169	257,175	389,344	—	(5,599)	14,239	8,640
PIMCO VIT Real Return (Pinnacle V ™)	30,904	102	33,225	64,231	119,229	(31,334)	268,654	(141)	356,408	420,639	320,481	741,120	11,937	(3,206)	26,804	35,535
PIMCO VIT Real Return (Pinnacle ™)	10,420	387	4,662	15,469	70	(1,278)	182,629	(86)	181,335	196,804	28,758	225,562	7	(136)	18,578	18,449
PIMCO VIT Total Return (Pinnacle V ™)	54,025	34,762	(5,206)	83,581	1,333,046	(6,593)	261,719	(3,177)	1,584,995	1,668,576	330,393	1,998,969	120,333	(890)	23,808	143,251
PIMCO VIT Total Return (Pinnacle IV ™)	50,283	29,979	37,779	118,041	5,720	(264,860)	597,967	(354)	338,473	456,514	591,148	1,047,662	499	(25,036)	58,250	33,713
PIMCO VIT Total Return (Pinnacle ™)	28,755	22,249	(5,030)	45,974	31,247	(12,281)	928,433	(80)	947,319	993,293	53,676	1,046,969	2,928	(1,126)	85,882	87,684
Non-Affiliated Investor Class:
Rydex VT Multi-Hedge Strategies (Pinnacle IV ™)	(775)	(16,537)	8,370	(8,942)	—	(18,305)	(108,182)	(33)	(126,520)	(135,462)	177,923	42,461	—	(2,323)	(13,563)	(15,886)
Rydex VT Multi-Hedge Strategies (Pinnacle V ™)	(162)	(15,503)	12,148	(3,517)	67,559	(5,293)	46,108	(261)	108,113	104,596	89,087	193,683	8,572	(702)	5,759	13,629
Rydex VT Multi-Hedge Strategies (Pinnacle ™) (April 6) *	530	(175)	1,098	1,453	—	(1,802)	154,125	—	152,323	153,776	—	153,776	—	(229)	19,669	19,440
Rydex VT Alternative Strategies Allocation (Pinnacle IV ™)	(1,207)	(3,107)	3,161	(1,153)	—	(96,562)	(29,483)	(19)	(126,064)	(127,217)	130,498	3,281	—	(10,043)	(2,808)	(12,851)
Rydex VT Alternative Strategies Allocation (Pinnacle V ™)	(873)	(23)	1,100	204	135,807	(434)	48,463	(56)	183,780	183,984	2,876	186,860	13,766	(50)	5,009	18,725
Rydex VT Managed Future Strategy (Pinnacle IV ™)	(10,149)	(59,263)	22,126	(47,286)	4,350	(195,890)	22,828	(294)	(169,006)	(216,292)	653,271	436,979	484	(21,323)	716	(20,123)
Rydex VT Managed Future Strategy (Pinnacle V ™) (Feb 23) *	(2,319)	(100)	(738)	(3,157)	101,830	(6,942)	236,511	(32)	331,367	328,210	—	328,210	11,023	(766)	26,277	36,534
Rydex VT Managed Future Strategy (Pinnacle ™)	(3,301)	(1,957)	3,423	(1,835)	40	(31,740)	312,706	(302)	280,704	278,869	15,081	293,950	4	(3,487)	34,544	31,061
Rydex VT All-Cap Opportunity Fund (Pinnacle IV ™)	(1,111)	(31,753)	43,635	10,771	—	(1,695)	(63,293)	(80)	(65,068)	(54,297)	117,609	63,312	—	(242)	(9,860)	(10,102)
Rydex VT All-Cap Opportunity Fund (Pinnacle V ™)	(1,020)	(1,622)	22,734	20,092	50,412	(276)	25,527	(122)	75,541	95,633	36,420	132,053	6,540	(52)	3,896	10,384
Rydex VT All-Cap Opportunity Fund (Pinnacle ™)	(19)	7	388	376	—	—	4,586	(10)	4,576	4,952	—	4,952	—	(1)	611	610

See accompanying notes.

* - 2009 inception date of division.

16

Separate Account II

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National Integrity Life Insurance Company

Notes to Financial Statements

December 31, 2010

1.  Organization and Significant Accounting Policies

Organization and Nature of Operations

National Integrity Life Insurance Company (“National Integrity”) established Separate Account II (the “Separate Account”) on May 21, 1992, under the insurance laws of the state of New York, for the purpose of issuing flexible premium variable annuity contracts (“contracts”). The Separate Account is a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Separate Account are part of National Integrity.

National Integrity is a wholly-owned subsidiary of Integrity Life Insurance Company (“Integrity”), which is a wholly-owned subsidiary of The Western and Southern Life Insurance Company (“W&S”).

Contract holders may allocate or transfer their account values to one or more of the Separate Account’s investment divisions, or for certain contract holders, to one or more fixed guarantee rate options of National Integrity’s Separate Account Guaranteed Principal Option (“GPO”). Options in the Separate Account GPO include fixed guaranteed rate options over various maturity periods that are subject to a market value adjustment (“MVA”). In addition, certain contract holders may also allocate or transfer their account values to options held in National Integrity’s general account. Such options include a guaranteed interest division or a Systematic Transfer Option (“STO”). All STO contributions must be transferred to other investment divisions or to a guaranteed rate option within either six months or one year of the contribution.

The Separate Account divisions invest in shares of the corresponding portfolios of the following funds or insurance trust funds (“Funds”) of the following investment companies: Variable Insurance Products Fund, Variable Insurance Products Fund II,  Variable Insurance Products Fund III, Variable Insurance Products Fund IV and Variable Insurance Products Fund V (collectively, “Fidelity’s VIP Funds”); Franklin Templeton Variable Insurance Products Trust (“Franklin Templeton Funds”); J.P. Morgan Series Trust II (“JPMorgan Funds”); DWS Investments Variable Insurance Trust Funds (“DWS Funds”); Touchstone Variable Series Trust Funds (“Touchstone Funds”); Van Kampen Universal Institutional Funds Portfolios (“Van Kampen UIF Funds”); Invesco Van Kampen Life Variable Insurance (“Invesco Van Kampen VI Funds”); Columbia Management (“Columbia VIT Funds”); PIMCO Variable Insurance Trust (“PIMCO Funds”), and Rydex/SGI Variable Trust (“Rydex/SGI Funds”). The Fidelity VIP Funds are “series” type mutual funds managed by Fidelity Management and Research Company.

17

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National Integrity Life Insurance Company

Notes to Financial Statements (continued)

1.  Organization and Significant Accounting Policies (continued)

The investment Advisors of the Franklin Templeton Funds are various affiliates of Franklin Resources, Inc., doing business as Franklin Templeton Investments, including Franklin Advisers, Inc., Franklin Mutual Advisers, LLC, Advisory Services, LLC, Templeton Investment Counsel, LLC, and Templeton Global Advisors Limited.  J.P. Morgan Investment Management, Inc., is the investment adviser to the JPMorgan Funds. The investment adviser for the DWS Funds is Deutsche Asset Management, Inc. The Touchstone Funds are managed by Touchstone Advisors, Inc. Morgan Stanley Investment Management, Inc., is the investment adviser for the Van Kampen UIF Funds. Invesco Investment Services manages the Invesco Van Kampen VI Portfolios. The Columbia VIT Funds are managed by Columbia Management. The PIMCO Funds are managed by the Pacific Investment Management Company LLC. The Rydex/SGI Funds are managed by Rydex/SGI Investments.

The contract holder’s account value in a Separate Account division will vary depending on the performance of the corresponding portfolio, also referred to as the underlying fund. The Separate Account currently has 173 divisions available. The investment objective of each division and its corresponding portfolio are the same. Refer to each portfolio’s prospectus for a description of investment objectives.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account’s assets applicable to contract holders’ accounts is not chargeable with liabilities arising out of any other business the Company may conduct.

Basis of Presentation

The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles for separate accounts formed as unit investment trusts.

Investments

Investments in shares of the Funds are valued at fair value as determined by the closing net asset value per share on December 31, 2010. The difference between cost and fair value is reflected as unrealized appreciation or depreciation of investments. Share transactions are recorded on the trade date. Realized gains and losses on sales of the Funds’ shares are determined based on the identified cost basis.

18

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National Integrity Life Insurance Company

Notes to Financial Statements (continued)

1.  Organization and Significant Accounting Policies (continued)

Capital gain distributions are included in the realized gain distributions line on the Statement of Operations. Dividends are included in the reinvested dividends line on the Statement of Operations. Dividends and capital gain distributions are recorded on the ex-dividend date. Dividends and capital gain distributions from the Funds’ portfolios are reinvested in the respective portfolios and are reflected in the unit values of the divisions of the Separate Account.

The Separate Account’s investments are held at fair value. Fair value is the price that the Separate Account would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Fair Value is established using a three-level hierarchy based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assessment regarding the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The Separate Account’s investments are assigned a level based upon the observability of the inputs that are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs to the valuation methodology are quoted prices in active markets.

Level 2 - inputs to the valuation methodology are observable, directly or indirectly.

Level 3 - inputs to the valuation methodology are unobservable and reflect assumptions on the part of the reporting entity.

The Separate Account’s investments are valued as Level 1.

Unit Value

Unit values for the Separate Account divisions are computed at the end of each business day. The unit value is equal to the unit value for the preceding business day multiplied by a net investment factor. This net investment factor is determined based on the value of the underlying mutual fund portfolios of the Separate Account, reinvested dividends and capital gains, and the daily asset charge for the mortality and expense risk and certain administrative charges, as applicable.

19

Separate Account II

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National Integrity Life Insurance Company

Notes to Financial Statements (continued)

1.  Organization and Significant Accounting Policies (continued)

Taxes

Operations of the Separate Account are included in the income tax return of National Integrity, which is taxed as a life insurance company under the Internal Revenue Code. The Separate Account is not taxed as a regulated investment company under Subchapter M of the Internal Revenue Code. Under the provisions of the policies, National Integrity has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current tax law, National Integrity pays no tax on investment income and capital gains reflected in variable life insurance policy reserves. However, National Integrity retains the right to charge for any federal income tax incurred, which is attributable to the Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the Separate Account may also be made.

Use of Estimates

The preparation of financial statements requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Subsequent Events

The Company recognizes in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the Balance Sheet date. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Company is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and determined that no additional disclosures are required.

20

Separate Account II

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National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments

The aggregate cost of portfolio shares purchased and proceeds from portfolio shares sold during the periods ended December 31, 2010 (refer to the Statement of Changes in Net Assets for the applicable periods ended December 31, 2010) and the cost of shares held at December 31, 2010, for each division, were as follows:

Division	Purchases	Sales	Cost
Affiliated:
Touchstone Aggressive ETF (Pinnacle IV ™)	$106,827	$1,102,827	$1,141,967
Touchstone Aggressive ETF (Pinnacle ™)	6,072	17,659	65,843
Touchstone Aggressive ETF Fund (Pinnacle V ™)	163,818	39,067	505,356
Touchstone Baron Small Cap (Pinnacle IV ™)	106,270	1,015,432	1,769,201
Touchstone Baron Small Cap (Pinnacle V ™)	550,135	59,369	816,496
Touchstone Baron Small Cap (Pinnacle ™)	1,197,378	1,426,742	1,634,181
Touchstone Conservative ETF (Pinnacle V ™)	833,672	107,888	2,606,905
Touchstone Conservative ETF (Pinnacle IV ™)	229,120	1,260,905	3,261,935
Touchstone Conservative ETF (Pinnacle ™)	24,255	29,355	525,112
Touchstone Core Bond (Pinnacle IV ™)	215,818	262,615	1,468,882
Touchstone Core Bond (Pinnacle ™)	12,766	55,753	183,598
Touchstone Core Bond (PinnacleV ™)	340,782	26,691	788,207
Touchstone Enhanced ETF (Pinnacle IV ™)	34,294	659,597	1,109,888
Touchstone Enhanced ETF (Pinnacle ™)	35,994	574,100	603,669
Touchstone Enhanced ETF Fund (Pinnacle V ™)	18,912	24,119	315,530
Touchstone GMAB Aggressive ETF Fund (Pinnacle IV ™)	8,845	14,462	431,458
Touchstone GMAB Aggressive ETF Fund (Pinnacle V ™)	12,299	10,209	382,760
Touchstone GMAB Conservative ETF (Pinnacle IV ™)	3,034	41,093	121,225
Touchstone GMAB Conservative ETF (Pinnacle V ™)	9,072	8,713	362,205
Touchstone GMAB Moderate ETF Fund (Pinnacle IV ™)	59,323	69,903	2,238,275
Touchstone GMAB Moderate ETF Fund (Pinnacle V ™)	141,204	52,336	1,582,831
Touchstone High Yield (Pinnacle IV ™)	390,780	482,094	2,392,104
Touchstone High Yield (Pinnacle ™)	1,055,248	1,403,728	1,277,287
Touchstone High Yield (PinnacleV ™)	111,433	9,526	231,250
Touchstone Large Cap Core Equity (Pinnacle IV ™)	277,301	999,527	1,908,360
Touchstone Large Cap Core Equity (Pinnacle ™)	1,531,031	1,723,835	1,990,242
Touchstone Large Cap Core Equity (PinnacleV ™)	202,474	49,185	826,053
Touchstone Mid Cap Growth (Pinnacle IV ™)	88,324	626,654	1,756,908
Touchstone Mid Cap Growth (Pinnacle ™)	559,304	671,178	357,120
Touchstone Mid Cap Growth (PinnacleV ™)	57,117	15,812	295,071
Touchstone Moderate ETF (Pinnacle IV ™)	914,620	601,213	5,286,678
Touchstone Moderate ETF (Pinnacle V ™)	335,850	42,299	1,595,284
Touchstone Moderate ETF (Pinnacle ™)	130,211	185,218	637,664
Touchstone Money Market (Pinnacle V ™)	457,611	2,144,532	1,065,425
Touchstone Money Market (Pinnacle IV ™)	1,646,649	3,757,416	6,125,038
Touchstone Money Market (Pinnacle ™)	12,380,051	15,366,795	3,678,692
Touchstone Third Avenue Value (Pinnacle IV ™)	1,070,792	2,190,298	9,069,670
Touchstone Third Avenue Value (Pinnacle V ™)	660,371	240,464	1,698,713
Touchstone Third Avenue Value (Pinnacle ™)	1,939,236	2,552,702	4,078,446

21

Separate Account II

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National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Division	Purchases	Sales	Cost
Non-Affiliated:
Van Kampen UIF Emerging Markets Debt (Pinnacle ™)	$67,465	$87,564	$352,010
Van Kampen UIF U.S. Real Estate (Pinnacle ™)	164,087	249,773	880,562
Non-Affiliated Initial Class:
Fidelity VIP Balanced (Pinnacle ™)	1,819,080	455,992	1,355,920
Fidelity VIP Overseas (Pinnacle IV ™)	4,952	493,829	308,164
Fidelity VIP Overseas (Pinnacle ™)	2,794	23,149	242,521
Fidelity VIP Equity-Income (Pinnacle ™)	51,174	384,196	2,612,433
Fidelity VIP II Contrafund (Pinnacle ™)	1,610,315	1,614,072	7,038,303
Fidelity VIP II Index 500 (Pinnacle IV ™)	6,709	12,065	225,991
Fidelity VIP II Index 500 (Pinnacle ™)	97,384	482,274	3,041,699
Fidelity VIP II Investment Grade Bond (Pinnacle IV ™)	106,402	355,636	2,195,967
Fidelity VIP II Investment Grade Bond (Pinnacle ™)	61,126	528,153	1,148,385
Non-Affiliated Service Class:
Fidelity VIP Growth (Pinnacle ™)	3,443	107,226	583,704
Fidelity VIP III Mid Cap (Pinnacle ™)	22,239	711,544	3,341,272
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (Pinnacle ™)	197,858	189,602	1,393
Fidelity VIP Asset Manager (Pinnacle IV ™)	24,969	20,768	282,724
Fidelity VIP Asset Manager (Pinnacle V ™)	107,582	2,968	155,442
Fidelity VIP Balanced (Pinnacle IV ™)	1,326,412	482,598	2,195,356
Fidelity VIP Balanced (Pinnacle V ™)	496,857	58,767	918,281
Fidelity VIP Balanced (Pinnacle ™)	84,314	38,033	292,799
Fidelity VIP Contrafund (Pinnacle IV ™)	2,055,101	2,074,289	12,616,896
Fidelity VIP Contrafund (Pinnacle V ™)	2,949,679	252,336	5,914,556
Fidelity VIP Disciplined Small Cap (Pinnacle IV ™)	19,615	10,469	168,059
Fidelity VIP Disciplined Small Cap (Pinnacle ™)	22,862	27,413	187,262
Fidelity VIP Disciplined Small Cap (Pinnacle V ™)	39,924	1,293	103,276
Fidelity VIP Equity-Income (Pinnacle IV ™)	167,819	559,961	2,963,946
Fidelity VIP Equity-Income (Pinnacle V ™)	310,786	36,193	565,768
Fidelity VIP Freedom 2010 (Pinnacle IV ™)	44,570	58,939	146,795
Fidelity VIP Freedom 2010 (Pinnacle V ™)	255,534	51,073	722,725
Fidelity VIP Freedom 2015 (Pinnacle IV ™)	241,800	53,957	798,361
Fidelity VIP Freedom 2015 (Pinnacle V ™)	470,179	76,180	721,674
Fidelity VIP Freedom 2020 (Pinnacle IV ™)	8,891	9,386	389,348
Fidelity VIP Freedom 2020 (Pinnacle ™)	361	188	14,898
Fidelity VIP Freedom 2020 (Pinnacle V ™)	11,406	14,280	356,001
Fidelity VIP Freedom 2025 (Pinnacle IV ™)	62	45	3,001
Fidelity VIP Freedom 2025 (Pinnacle V ™)	28,509	1,734	109,062
Fidelity VIP Freedom 2030 (Pinnacle IV ™)	79	60	4,197
Fidelity VIP Freedom 2030 (Pinnacle V ™)	6,809	20,162	123,081
Fidelity VIP Growth (Pinnacle IV ™)	114,830	316,225	1,127,473
Fidelity VIP Growth (Pinnacle ™)	34,786	19,917	72,417
Fidelity VIP Growth (Pinnacle V ™)	138,521	7,831	245,794
Fidelity VIP High Income (Pinnacle IV ™)	383,752	561,976	820,668
Fidelity VIP High Income (Pinnacle V ™)	98,904	32,896	328,910

22

Separate Account II

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National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Division	Purchases	Sales	Cost
Non-Affiliated Service Class 2 (continued):
Fidelity VIP High Income (Pinnacle ™)	$301,033	$442,767	$90,805
Fidelity VIP II Index 500 (Pinnacle IV ™)	488,277	1,505,896	3,766,077
Fidelity VIP II Index 500 (Pinnacle ™)	142,802	216,163	442,786
Fidelity VIP II Index 500 (Pinnacle V ™)	666,083	103,159	1,397,974
Fidelity VIP Investment Grade Bond (Pinnacle IV ™)	601,193	423,553	2,621,815
Fidelity VIP Investment Grade Bond (Pinnacle V ™)	1,680,940	256,639	3,421,211
Fidelity VIP Investment Grade Bond (Pinnacle ™)	149,495	400,895	576,001
Fidelity VIP Mid Cap (Pinnacle IV ™)	257,632	928,978	3,962,837
Fidelity VIP Mid Cap (Pinnacle ™)	290,510	297,533	477,814
Fidelity VIP Mid Cap (Pinnacle V ™)	801,688	89,492	1,614,740
Fidelity VIP Overseas (Pinnacle IV ™)	143,581	778,323	1,989,819
Fidelity VIP Overseas (Pinnacle V ™)	334,256	61,373	778,348
Fidelity VIP Overseas (Pinnacle ™)	102,150	217,596	712,771
Non-Affiliated Class 1:
Franklin Growth and Income Securities (Pinnacle ™)	108,474	618,362	3,315,355
Franklin Income Securities (Pinnacle ™)	1,399,765	2,090,390	8,160,053
JPMorgan IT Mid Cap Value CL 1 (Pinnacle ™)	1,234	3,747	75,528
JPMorgan IT Mid Cap Value CL 1 (Pinnacle V ™)	12,111	253,408	683,714
Van Kampen UIF Emerging Markets Debt (Pinnacle IV ™)	13,572	52,604	297,504
Van Kampen UIF U.S. Real Estate (Pinnacle IV ™)	32,285	192,092	2,296,421
Non-Affiliated Class 2:
Franklin Growth and Income Securities (Pinnacle IV ™)	296,870	455,383	5,117,521
Franklin Growth and Income Securities (Pinnacle ™)	2,598,164	2,548,116	911,397
Franklin Growth and Income Securities (Pinnacle V ™)	342,707	84,024	671,680
Franklin Income Securities (Pinnacle IV ™)	582,579	1,560,647	6,464,277
Franklin Income Securities (Pinnacle V ™)	1,065,419	187,133	2,177,657
Franklin Large Cap Growth Securities (Pinnacle IV ™)	75,340	239,429	1,473,480
Franklin Large Cap Growth Securities (Pinnacle V ™)	308,662	31,236	617,948
Franklin Large Cap Growth Securities (Pinnacle ™)	44,588	50,375	231,501
Franklin Mutual Shares Securities (Pinnacle IV ™)	283,184	876,184	4,559,049
Franklin Mutual Shares Securities (Pinnacle V ™)	1,391,440	171,444	3,069,764
Franklin Mutual Shares Securities (Pinnacle ™)	1,215,422	1,296,043	1,055,548
Franklin Small Cap Value Securities Fund (Pinnacle IV ™)	565,684	170,138	891,795
Franklin Small Cap Value Securities Fund (Pinnacle ™)	701,396	811,661	405,585
Franklin Small Cap Value Securities Fund (Pinnacle V ™)	371,537	37,099	467,748
Templeton Foreign Securities (Pinnacle IV ™)	119,882	346,684	2,507,186
Templeton Foreign Securities (Pinnacle V ™)	412,329	62,929	1,294,246
Templeton Foreign Securities (Pinnacle ™)	2,361,683	2,446,439	533,305
Templeton Growth Securities (Pinnacle IV ™)	46,696	234,271	1,145,947
Templeton Growth Securities (Pinnacle V ™)	277,934	64,443	985,281
Templeton Growth Securities (Pinnacle ™)	2,626,104	2,837,559	444,689
Invesco Van Kampen VI Comstock (Pinnacle IV ™)	28,095	220,955	619,370
Invesco Van Kampen VI Comstock (Pinnacle V ™)	68,082	2,997	135,394
Invesco Van Kampen VI Comstock (Pinnacle ™)	184,745	178,257	125,781
Invesco Van Kampen VI Capital Growth (Pinnacle IV ™)	32,998	51,090	173,551

23

Separate Account II

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Division	Purchases	Sales	Cost
Non-Affiliated Class 2 (continued):
Invesco Van Kampen VI Capital Growth (Pinnacle V ™)	$37,775	$10,621	$96,745
Invesco Van Kampen VI Capital Growth (Pinnacle ™)	1,232	120,248	33,000
Van Kampen UIF Emerging Markets Debt (Pinnacle IV ™)	102,122	73,363	196,899
Van Kampen UIF Emerging Markets Debt (Pinnacle V ™)	83,385	16,887	191,608
Van Kampen UIF Emerging Markets Equity (Pinnacle IV ™)	1,115,368	1,040,039	2,245,256
Van Kampen UIF Emerging Markets Equity (Pinnacle V ™)	485,992	196,982	1,109,872
Van Kampen UIF Emerging Markets Equity (Pinnacle ™)	2,370,278	2,837,612	814,378
Van Kampen UIF U.S. Real Estate (Pinnacle IV ™)	173,758	170,348	768,805
Van Kampen UIF U.S. Real Estate (Pinnacle V ™)	352,456	20,179	485,881
Invesco Van Kampen VI Mid Cap Value (Pinnacle IV ™)	41,183	30,013	40,868
Invesco Van Kampen VI Mid Cap Value (Pinnacle V ™)	111,744	5,519	169,651
Invesco Van Kampen VI Mid Cap Value (Pinnacle ™)	131,288	92,991	66,260
Non-Affiliated Class A:
DWS Small Cap Index VIP (Pinnacle IV ™)	455	2,727	55,390
DWS VIT Small Cap Index VIP (Pinnacle ™)	1,604,946	1,817,928	750,321
Non-Affiliated Class B:
Columbia VIT Mid Cap Value Class B (Pinnacle ™)	3,526	2,554	23,604
Columbia VIT Mid Cap Value Class B (Pinnacle IV ™)	29,434	449	31,198
Columbia VIT Mid Cap Value Class B	7,228	207	7,020
Columbia VIT Small Cap Value Class B (Pinnacle ™)	125,352	94,261	27,558
Columbia VIT Small Cap Value Class B (Pinnacle V ™)	50,942	1,876	49,993
Columbia VIT Small Cap Value Class B (Pinnacle IV ™)	83,581	51,287	28,630
DWS Small Cap Index VIP (Pinnacle IV ™)	11,126	89,238	327,039
DWS Small Cap Index VIP (Pinnacle V ™)	12,804	13,288	80,683
Non-Affiliated Advisor Class:
PIMCO VIT All Asset (Pinnacle ™)	64,545	24,729	85,076
PIMCO VIT All Asset (Pinnacle IV ™)	1,643,802	306,210	1,463,677
PIMCO VIT All Asset (Pinnacle V ™)	190,909	13,963	240,060
PIMCO VIT Commodity Real Return (Pinnacle IV ™)	688,120	150,395	924,173
PIMCO VIT Commodity Real Return (Pinnacle V ™)	694,718	89,926	1,121,676
PIMCO VIT Commodity Real Return (Pinnacle ™)	64,081	26,246	203,512
PIMCO VIT Low Duration (Pinnacle IV ™)	60,470	191,803	160,698
PIMCO VIT Low Duration (Pinnacle ™)	42,180	13,641	263,274
PIMCO VIT Low Duration (Pinnacle V ™)	105,686	7,358	182,912
PIMCO VIT Real Return (Pinnacle IV ™)	323,629	175,175	540,024
PIMCO VIT Real Return (Pinnacle V ™)	429,058	196,200	980,831
PIMCO VIT Real Return (Pinnacle ™)	124,493	82,493	271,167
PIMCO VIT Total Return (Pinnacle V ™)	3,768,204	437,373	5,370,599
PIMCO VIT Total Return (Pinnacle IV ™)	476,525	371,449	1,148,214
PIMCO VIT Total Return (Pinnacle ™)	267,085	265,979	1,076,547
Non-Affiliated Investor Class:
Rydex SGI VT Alternative Strategies Allocation (Pinnacle ™)	50,643	1,245	49,380
Rydex SGI VT Alternative Strategies Allocation (Pinnacle IV ™)	42,042	991	44,276
Rydex SGI VT Alternative Strategies Allocation (Pinnacle V ™)	33,090	71,086	146,030
Rydex SGI VT Multi-Hedge Strategies (Pinnacle IV ™)	103,356	77,603	70,403

24

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National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Division	Purchases	Sales	Cost
Non-Affiliated Investor Class (continued):
Rydex SGI VT Multi-Hedge Strategies (Pinnacle V ™)	39,420	58,796	173,090
Rydex SGI VT Multi-Hedge Strategies (Pinnacle ™)	258,280	287,187	122,521
Rydex SGI VT Managed Future Strategy (Pinnacle IV ™)	342,275	520,316	230,931
Rydex SGI VT Managed Future Strategy (Pinnacle V ™)	193,956	246,562	260,985
Rydex SGI VT Managed Future Strategy (Pinnacle ™)	13,710	277,380	16,494
Rydex SGI VT U.S. Long Short Momentum (Pinnacle IV ™)	40,012	76,506	21,383
Rydex SGI VT U.S. Long Short Momentum (Pinnacle V ™)	52,294	13,987	160,035
Rydex SGI VT U.S. Long Short Momentum (Pinnacle ™)	432	346	4,689

25

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National Integrity Life Insurance Company

Notes to Financial Statements (continued)

3.  Expenses

Three contracts are currently offered by the Separate Account: Pinnacle, Pinnacle IV and Pinnacle V. The contracts have a deferred sales load charge. Pinnacle  charges a mortality and expense risk charge to cover mortality and expense risk and certain administrative expenses of 1.20% and 0.15%, Pinnacle IV charges 1.30% and 0.15%, and Pinnacle V charges 1.40% and 0.15% of net assets for mortality expense risks and administrative expenses, respectively. Guaranteed Minimum Accumulation Benefit (“GMAB”) funds in Pinnacle, Pinnacle IV and Pinnacle V charge an additional 0.60% of net assets for expenses associated with the GMAB rider. These charges are deducted on a daily basis. In addition, an annual administrative charge of $30 per contract is assessed if the account value is less than $50,000 at the end of any contract year.

National Integrity also deducts an amount quarterly to cover the cost of any additional benefits available under the contracts, if elected. The charges for riders are deducted on a quarterly anniversary day.

26

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National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights

A summary of net assets, unit values, units outstanding for variable annuity contracts, investment income and expense ratios, excluding expenses of the underlying Funds and total returns are presented for the periods ended December 31, 2010, 2009, 2008, 2007, and 2006 (refer to the Statements of Changes in Net Assets for the applicable periods ended December 31, 2010 and 2009).

Investment income ratio amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund net of management fees assessed by the fund manager, divided by the average net assets.  These ratios exclude those expenses, such as mortality and expense risk and administrative charges, that result in direct reductions in the unit values.  The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Fund in which the subaccounts invest.

Expense ratio amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk and administrative charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.  Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Fund are excluded.

Total return amounts represent the total return for the periods indicated, including changes in the value of the underlying Fund, which includes expenses assessed through the reduction of unit values.  The ratio does not include any expenses assessed through the redemption of units.  Investment options with a date notation indicate the effective date of that investment option in the variable account.  The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated:
Touchstone Aggressive ETF (Pinnacle IV™)
	2010	129	$11.47	$1,482	1.39%	1.45%	11.55%
	2009	222	10.28	2,287	5.67%	1.45%	19.93%
	2008	125	8.57	1,068	2.15%	1.45%	(30.17)%
	2007	153	12.27	1,883	1.52%	1.45%	3.59%
	2006	237	11.85	2,812	1.55%	1.45%	11.88%
Touchstone Aggressive ETF (Pinnacle™)
	2010	7	11.54	75	1.55%	1.35%	11.65%
	2009	8	10.34	79	1.09%	1.35%	20.13%
	2008	8	8.61	71	1.73%	1.35%	(30.06)%
	2007	17	12.31	206	0.67%	1.35%	3.70%
	2006	68	11.87	802	1.51%	1.35%	11.99%
Touchstone Aggressive ETF Fund (Pinnacle V™)
	2010	42	14.05	592	1.77%	1.55%	11.44%
	2009	32	12.61	408	2.25%	1.55%	26.10%
Touchstone Baron Small Cap (Pinnacle IV™)
	2010	108	19.42	2,097	0.00%	1.45%	23.12%
	2009	160	15.77	2,525	0.00%	1.45%	30.98%
	2008	182	12.04	2,191	0.00%	1.45%	(34.61)%
	2007	203	18.41	3,743	0.00%	1.45%	1.26%
	2006	226	18.18	4,102	0.00%	1.45%	16.56%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

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National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Baron Small Cap (Pinnacle V™)
	2010	98	$10.18	$1,000	0.00%	1.55%	23.04%
	2009	41	8.27	342	0.00%	1.55%	30.82%
	2008	26	6.32	163	0.00%	1.55%	(34.69)%
	2007	7	9.68	68	0.00%	1.55%	(3.23)%
Touchstone Baron Small Cap (Pinnacle™)
	2010	58	33.57	1,961	0.00%	1.35%	23.23%
	2009	66	27.24	1,796	0.00%	1.35%	31.14%
	2008	75	20.77	1,554	0.00%	1.35%	(34.55)%
	2007	103	31.73	3,274	0.00%	1.35%	1.37%
	2006	120	31.31	3,752	0.00%	1.35%	16.67%
Touchstone Conservative ETF (Pinnacle V™)
	2010	236	12.06	2,849	2.47%	1.55%	7.12%
	2009	174	11.26	1,964	19.38%	1.55%	12.60%
Touchstone Conservative ETF (Pinnacle IV™)
	2010	305	12.11	3,697	2.03%	1.45%	7.25%
	2009	398	11.29	4,497	6.75%	1.45%	10.16%
	2008	139	10.25	1,420	2.92%	1.45%	(10.80)%
	2007	158	11.49	1,815	1.69%	1.45%	4.22%
	2006	173	11.03	1,912	0.90%	1.45%	6.58%
Touchstone Conservative ETF (Pinnacle™)
	2010	45	12.18	548	2.24%	1.35%	7.31%
	2009	46	11.35	520	4.40%	1.35%	10.28%
	2008	61	10.29	629	3.51%	1.35%	(10.73)%
	2007	61	11.53	707	2.35%	1.35%	4.32%
	2006	20	11.05	224	0.83%	1.35%	6.69%
Touchstone Core Bond (Pinnacle IV™)
	2010	115	13.28	1,534	3.75%	1.45%	5.98%
	2009	122	12.53	1,526	7.67%	1.45%	13.23%
	2008	114	11.07	1,259	4.19%	1.45%	(4.64)%
	2007	113	11.61	1,310	4.76%	1.45%	3.91%
	2006	96	11.17	1,067	4.41%	1.45%	2.55%
Touchstone Core Bond (Pinnacle™)
	2010	15	13.40	196	3.37%	1.35%	6.11%
	2009	18	12.63	229	1.29%	1.35%	13.36%
	2008	22	11.14	248	2.53%	1.35%	(4.58)%
	2007	57	11.68	670	3.92%	1.35%	4.02%
	2006	80	11.22	902	4.28%	1.35%	2.65%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

28

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National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Core Bond (PinnacleV™)
	2010	69	$11.77	$817	4.48%	1.55%	5.95%
	2009	44	11.11	486	8.97%	1.55%	13.13%
	2008	21	9.82	206	9.48%	1.55%	(4.77)%
	2007	1	10.31	14	26.86%	1.55%	3.12%
Touchstone Enhanced ETF (Pinnacle IV™)
	2010	126	11.44	1,445	1.76%	1.45%	9.92%
	2009	186	10.41	1,932	5.22%	1.45%	20.43%
	2008	147	8.64	1,271	6.56%	1.45%	(32.43)%
	2007	160	12.79	2,040	1.70%	1.45%	2.51%
	2006	198	12.47	2,471	0.76%	1.45%	13.72%
Touchstone Enhanced ETF (Pinnacle™)
	2010	69	11.51	791	1.52%	1.35%	10.02%
	2009	122	10.46	1,280	4.27%	1.35%	20.50%
	2008	176	8.68	1,524	5.62%	1.35%	(32.33)%
	2007	267	12.83	3,419	1.77%	1.35%	2.62%
	2006	338	12.50	4,227	0.72%	1.35%	13.83%
Touchstone Enhanced ETF Fund (Pinnacle V™)
	2010	29	13.83	406	2.01%	1.55%	9.80%
	2009	30	12.60	376	6.97%	1.55%	26.00%
Touchstone GMAB Aggressive ETF Fund (Pinnacle IV™)
	2010	41	13.93	577	1.66%	1.45%	10.88%
	2009	42	12.56	524	3.04%	1.45%	25.60%
Touchstone GMAB Aggressive ETF Fund (Pinnacle V™)
	2010	37	13.91	511	1.66%	1.55%	10.80%
	2009	36	12.55	457	2.50%	1.55%	25.50%
Touchstone GMAB Conservative ETF (Pinnacle IV™)
	2010	12	11.96	139	2.14%	1.45%	6.60%
	2009	15	11.22	167	1.18%	1.45%	12.20%
Touchstone GMAB Conservative ETF (Pinnacle V™)
	2010	35	11.94	415	2.27%	1.55%	6.50%
	2009	35	11.21	390	3.39%	1.55%	12.10%
Touchstone GMAB Moderate ETF Fund (Pinnacle IV™)
	2010	216	13.02	2,810	2.24%	1.45%	8.96%
	2009	217	11.95	2,593	10.82%	1.45%	19.50%
Touchstone GMAB Moderate ETF Fund (Pinnacle V™)
	2010	151	13.00	1,957	2.32%	1.55%	8.87%
	2009	143	11.94	1,713	7.46%	1.55%	19.40%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

29

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National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone High Yield (Pinnacle IV™)
	2010	152	$16.72	$2,540	8.98%	1.45%	11.04%
	2009	170	15.06	2,562	2.83%	1.45%	44.54%
	2008	160	10.42	1,668	6.22%	1.45%	(25.28)%
	2007	182	13.95	2,537	7.64%	1.45%	0.30%
	2006	216	13.90	3,002	8.14%	1.45%	6.34%
Touchstone High Yield (Pinnacle™)
	2010	77	16.86	1,296	7.10%	1.35%	11.11%
	2009	104	15.17	1,575	4.86%	1.35%	44.62%
	2008	114	10.49	1,197	5.45%	1.35%	(25.21)%
	2007	147	14.03	2,068	7.45%	1.35%	0.40%
	2006	185	13.97	2,590	6.71%	1.35%	6.45%
Touchstone High Yield (PinnacleV™)
	2010	20	11.56	234	11.28%	1.55%	10.92%
	2009	13	10.42	131	0.25%	1.55%	44.35%
	2008	8	7.22	56	8.75%	1.55%	(25.35)%
	2007	4	9.67	39	51.44%	1.55%	(3.28)%
Touchstone Large Cap Core Equity (Pinnacle IV™)
	2010	175	11.76	2,054	1.54%	1.45%	10.62%
	2009	243	10.63	2,581	0.81%	1.45%	22.25%
	2008	268	8.70	2,327	2.04%	1.45%	(36.11)%
	2007	54	13.62	731	2.11%	1.45%	3.78%
	2006	69	13.12	903	3.13%	1.45%	24.75%
Touchstone Large Cap Core Equity (Pinnacle™)
	2010	184	11.86	2,177	1.83%	1.35%	10.70%
	2009	200	10.71	2,147	0.35%	1.35%	22.35%
	2008	216	8.75	1,892	2.19%	1.35%	(36.11)%
	2007	3	13.69	40	2.17%	1.35%	3.89%
	2006	3	13.18	40	1.81%	1.35%	24.87%
Touchstone Large Cap Core Equity (PinnacleV™)
	2010	102	8.15	830	2.10%	1.55%	10.42%
	2009	82	7.38	605	0.61%	1.55%	22.12%
	2008	72	6.04	438	2.38%	1.55%	(36.24)%
	2007	9	9.47	87	26.36%	1.55%	(5.27)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

30

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National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Mid Cap Growth (Pinnacle IV™)
	2010	114	$17.59	$2,012	0.21%	1.45%	19.85%
	2009	148	14.68	2,175	0.11%	1.45%	37.00%
	2008	179	10.72	1,919	3.77%	1.45%	(40.55)%
	2007	203	18.03	3,660	3.11%	1.45%	12.76%
	2006	129	15.99	2,062	0.00%	1.45%	14.50%
Touchstone Mid Cap Growth (Pinnacle™)
	2010	23	17.75	415	0.21%	1.35%	20.00%
	2009	31	14.79	452	0.06%	1.35%	37.10%
	2008	40	10.79	427	3.11%	1.35%	(40.51)%
	2007	49	18.14	885	3.79%	1.35%	12.88%
	2006	25	16.07	395	0.00%	1.35%	14.61%
Touchstone Mid Cap Growth (PinnacleV™)
	2010	34	9.90	335	0.25%	1.55%	19.71%
	2009	28	8.27	235	0.04%	1.55%	36.83%
	2008	22	6.04	135	5.95%	1.55%	(40.68)%
	2007	3	10.18	26	16.56%	1.55%	1.82%
Touchstone Moderate ETF (Pinnacle IV™)
	2010	493	11.86	5,844	2.29%	1.45%	9.61%
	2009	465	10.82	5,032	4.45%	1.45%	15.74%
	2008	347	9.35	3,240	1.77%	1.45%	(21.49)%
	2007	290	11.91	3,452	1.36%	1.45%	3.70%
	2006	324	11.48	3,720	1.09%	1.45%	9.37%
Touchstone Moderate ETF (Pinnacle V™)
	2010	179	10.18	1,823	2.38%	1.55%	9.51%
	2009	149	9.30	1,387	3.95%	1.55%	15.67%
	2008	2	8.04	20	2.72%	1.55%	(19.60)%
Touchstone Moderate ETF (Pinnacle™)
	2010	57	11.94	681	2.04%	1.35%	9.78%
	2009	62	10.88	679	1.50%	1.35%	15.90%
	2008	72	9.39	672	1.35%	1.35%	(21.40)%
	2007	68	11.95	814	1.64%	1.35%	3.81%
	2006	60	11.51	687	1.04%	1.35%	9.48%
Touchstone Money Market (Pinnacle V™)
	2010	109	9.79	1,065	0.15%	1.55%	(1.41)%
	2009	277	9.93	2,752	0.70%	1.55%	(0.70)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

31

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National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Money Market (Pinnacle IV™)
	2010	568	$10.79	$6,125	0.17%	1.45%	(1.28)%
	2009	754	10.93	8,236	0.48%	1.45%	(0.58)%
	2008	10	10.99	106	2.99%	1.45%	1.46%
	2007	16	10.83	175	5.03%	1.45%	3.63%
	2006	17	10.45	173	4.84%	1.45%	3.42%
Touchstone Money Market (Pinnacle™)
	2010	338	10.89	3,679	0.14%	1.35%	(1.13)%
	2009	605	11.01	6,665	0.88%	1.35%	(0.52)%
	2008	809	11.07	8,954	2.93%	1.35%	1.62%
	2007	859	10.89	9,359	5.03%	1.35%	3.74%
	2006	789	10.50	8,282	4.82%	1.35%	3.52%
Touchstone Third Avenue Value (Pinnacle IV™)
	2010	487	16.92	8,238	5.94%	1.45%	18.43%
	2009	588	14.29	8,407	3.05%	1.45%	29.51%
	2008	707	11.03	7,796	1.74%	1.45%	(39.42)%
	2007	864	18.21	15,731	0.72%	1.45%	(3.22)%
	2006	795	18.81	14,955	1.16%	1.45%	14.20%
Touchstone Third Avenue Value (Pinnacle V™)
	2010	220	8.32	1,835	6.99%	1.55%	18.28%
	2009	174	7.03	1,227	2.84%	1.55%	29.27%
	2008	149	5.44	808	3.26%	1.55%	(39.44)%
	2007	47	8.98	418	5.50%	1.55%	(10.17)%
Touchstone Third Avenue Value (Pinnacle™)
	2010	95	49.96	4,731	6.03%	1.35%	18.58%
	2009	114	42.13	4,782	1.19%	1.35%	29.61%
	2008	133	32.51	4,310	1.54%	1.35%	(39.33)%
	2007	203	53.58	10,878	0.61%	1.35%	(3.12)%
	2006	252	55.31	13,938	1.01%	1.35%	14.32%
Non-Affiliated :
Van Kampen UIF Emerging Markets Debt (Pinnacle™)
	2010	16	25.65	401	3.84%	1.35%	8.25%
	2009	17	23.70	403	1.64%	1.35%	28.48%
	2008	18	18.45	340	9.02%	1.35%	(16.11)%
	2007	30	21.99	668	8.00%	1.35%	5.09%
	2006	40	20.93	835	9.72%	1.35%	9.32%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

32

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National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated (continued):
	Van Kampen UIF U.S. Real Estate (Pinnacle™)
	2010	36	$28.02	$1,011	2.26%	1.35%	28.22%
	2009	40	21.85	865	2.03%	1.35%	26.60%
	2008	49	17.26	843	9.61%	1.35%	(38.73)%
	2007	61	28.17	1,732	2.07%	1.35%	(18.20)%
	2006	82	34.44	2,831	1.30%	1.35%	36.19%
Non-Affiliated Intial Class :
Fidelity VIP Balanced (Pinnacle ™) (April 30, 2010)
	2010	134	10.68	1,431	2.79%	1.35%	6.80%
	Fidelity VIP Overseas (Pinnacle IV ™)
	2010	41	8.15	337	1.19%	1.45%	11.51%
	2009	107	7.31	785	5.27%	1.45%	24.72%
	2008	131	5.86	766	4.68%	1.45%	(44.64)%
	2007	183	10.58	1,935	2.33%	1.45%	5.84%
	Fidelity VIP Overseas (Pinnacle ™)
	2010	23	8.18	190	1.52%	1.35%	11.61%
	2009	26	7.33	189	1.09%	1.35%	24.84%
	2008	30	5.87	177	4.73%	1.35%	(44.58)%
	2007	49	10.59	517	1.44%	1.35%	5.92%
	Fidelity VIP Equity-Income (Pinnacle™)
	2010	115	14.33	1,647	1.73%	1.35%	13.63%
	2009	141	12.61	1,782	1.14%	1.35%	28.45%
	2008	181	9.82	1,778	2.17%	1.35%	(43.42)%
	2007	237	17.36	4,114	2.02%	1.35%	0.15%
	2006	337	17.33	5,831	4.69%	1.35%	18.58%
	Fidelity VIP II Contrafund (Pinnacle™)
	2010	334	20.75	6,926	1.26%	1.35%	15.62%
	2009	336	17.95	6,027	1.05%	1.35%	33.90%
	2008	378	13.41	5,070	0.96%	1.35%	(43.27)%
	2007	499	23.64	11,798	5.02%	1.35%	16.00%
	2006	630	20.38	12,842	1.30%	1.35%	10.21%
	Fidelity VIP II Index 500 (Pinnacle IV ™)
	2010	22	8.66	188	2.09%	1.45%	13.41%
	2009	23	7.64	175	0.79%	1.45%	24.84%
	2008	29	6.12	180	2.14%	1.45%	(37.92)%
	2007	32	9.86	315	1.99%	1.45%	(1.42)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

33

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National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Intial Class (continued):
Fidelity VIP II Index 500 (Pinnacle ™)
	2010	293	$8.69	$2,545	1.98%	1.35%	13.49%
	2009	349	7.66	2,672	1.98%	1.35%	24.95%
	2008	412	6.13	2,527	2.05%	1.35%	(37.86)%
	2007	508	9.86	5,010	2.26%	1.35%	(1.36)%
Fidelity VIP II Investment Grade Bond (Pinnacle IV ™)
	2010	194	11.73	2,275	4.48%	1.45%	6.22%
	2009	222	11.04	2,450	8.36%	1.45%	14.02%
	2008	254	9.68	2,457	4.44%	1.45%	(4.68)%
	2007	303	10.16	3,072	0.12%	1.45%	1.56%
Fidelity VIP II Investment Grade Bond (Pinnacle ™)
	2010	101	11.78	1,192	3.92%	1.35%	6.38%
	2009	145	11.07	1,602	5.06%	1.35%	14.13%
	2008	210	9.70	2,040	4.76%	1.35%	(4.55)%
	2007	313	10.16	3,178	0.12%	1.35%	1.63%
Non-Affiliated Service Class:
Fidelity VIP Growth (Pinnacle™)
	2010	76	8.85	675	0.49%	1.35%	22.41%
	2009	89	7.23	645	0.38%	1.35%	26.42%
	2008	137	5.72	781	0.65%	1.35%	(47.94)%
	2007	175	10.99	1,924	0.75%	1.35%	25.15%
	2006	230	8.78	2,022	0.30%	1.35%	5.30%
Fidelity VIP III Mid Cap (Pinnacle™)
	2010	107	38.51	4,133	0.57%	1.35%	26.96%
	2009	127	30.33	3,839	0.87%	1.35%	38.12%
	2008	161	21.96	3,540	5.36%	1.35%	(40.33)%
	2007	235	36.80	8,655	0.83%	1.35%	13.92%
	2006	315	32.30	10,166	1.40%	1.35%	11.08%
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (Pinnacle ™) (Feb 25, 2010)
	2010	*—	12.77	2	0.28%	1.35%	12.44%
Fidelity VIP Asset Manager (Pinnacle IV™)
	2010	23	12.68	286	2.09%	1.45%	12.29%
	2009	22	11.29	252	2.57%	1.45%	26.87%
	2008	28	8.90	253	7.83%	1.45%	(29.93)%
	2007	28	12.70	354	5.70%	1.45%	13.50%
	2006	26	11.19	296	2.32%	1.45%	5.59%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

34

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National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
	Non-Affiliated Service Class 2 (continued):
	Fidelity VIP Asset Manager (Pinnacle V™)
	2010	16	$10.63	$173	2.39%	1.55%	12.15%
	2009	6	9.48	54	0.60%	1.55%	26.79%
	2008	4	7.48	29	8.11%	1.55%	(29.98)%
	2007	1	10.68	14	21.45%	1.55%	6.83%
	Fidelity VIP Balanced (Pinnacle IV™)
	2010	160	14.55	2,329	2.25%	1.45%	16.03%
	2009	100	12.54	1,248	2.21%	1.45%	36.32%
	2008	118	9.20	1,090	2.74%	1.45%	(35.10)%
	2007	124	14.18	1,762	4.72%	1.45%	7.14%
	2006	102	13.23	1,346	1.75%	1.45%	9.89%
	Fidelity VIP Balanced (Pinnacle V™)
	2010	107	10.17	1,085	2.42%	1.55%	15.99%
	2009	60	8.77	530	3.16%	1.55%	36.21%
	2008	26	6.44	168	2.84%	1.55%	(35.16)%
	2007	2	9.93	23	6.72%	1.55%	(0.68)%
	Fidelity VIP Balanced (Pinnacle™)
	2010	25	13.28	336	2.34%	1.35%	16.17%
	2009	22	11.43	248	1.56%	1.35%	36.44%
	2008	29	8.38	244	2.48%	1.35%	(35.02)%
	2007	34	12.90	435	5.20%	1.35%	7.25%
	2006	32	12.03	379	2.44%	1.35%	10.00%
	Fidelity VIP Contrafund (Pinnacle IV™)
	2010	663	16.66	11,053	1.06%	1.45%	15.22%
	2009	667	14.46	9,640	1.19%	1.45%	33.51%
	2008	782	10.83	8,470	0.85%	1.45%	(43.53)%
	2007	891	19.18	17,085	5.58%	1.45%	15.59%
	2006	801	16.59	13,284	1.06%	1.45%	9.82%
	Fidelity VIP Contrafund (Pinnacle V™)
	2010	714	9.34	6,670	1.29%	1.55%	15.17%
	2009	391	8.11	3,167	1.79%	1.55%	33.38%
	2008	302	6.08	1,839	1.26%	1.55%	(43.59)%
	2007	43	10.78	458	34.84%	1.55%	7.78%
Fidelity VIP Disciplined Small Cap (Pinnacle IV ™)
	2010	20	8.68	170	0.07%	1.45%	23.32%
	2009	18	7.04	128	0.11%	1.45%	20.20%
	2008	21	5.86	123	0.36%	1.45%	(34.90)%
	2007	24	9.00	220	0.50%	1.45%	(9.99)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

35

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National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Disciplined Small Cap (Pinnacle ™)
	2010	26	$8.71	$225	0.06%	1.35%	23.41%
	2009	26	7.06	184	0.15%	1.35%	20.33%
	2008	30	5.87	176	0.25%	1.35%	(34.83)%
	2007	62	9.01	558	0.45%	1.35%	(9.93)%
Fidelity VIP Disciplined Small Cap (Pinnacle V ™)
	2010	13	8.70	115	0.06%	1.55%	23.12%
	2009	9	7.07	60	0.33%	1.55%	20.12%
	2008	9	5.89	54	0.78%	1.55%	(34.95)%
	2007	1	9.05	12	2.14%	1.55%	(9.45)%
Fidelity VIP Equity-Income (Pinnacle IV™)
	2010	211	12.02	2,538	1.59%	1.45%	13.22%
	2009	247	10.62	2,622	2.28%	1.45%	28.04%
	2008	320	8.29	2,651	2.23%	1.45%	(43.67)%
	2007	359	14.72	5,288	2.25%	1.45%	(0.20)%
	2006	331	14.75	4,885	4.25%	1.45%	18.20%
Fidelity VIP Equity-Income (Pinnacle V™)
	2010	86	7.46	640	1.97%	1.55%	13.20%
	2009	45	6.59	300	1.00%	1.55%	27.87%
	2008	38	5.15	195	2.78%	1.55%	(43.74)%
	2007	1	9.15	10	19.54%	1.55%	(8.46)%
Fidelity VIP Freedom 2010 (Pinnacle IV ™)
	2010	15	10.22	150	2.85%	1.45%	10.93%
	2009	16	9.21	150	4.20%	1.45%	22.12%
	2008	23	7.54	173	3.35%	1.45%	(26.28)%
	2007	24	10.23	245	7.47%	1.45%	2.27%
Fidelity VIP Freedom 2010 (Pinnacle V ™)
	2010	75	10.11	753	3.62%	1.55%	10.84%
	2009	54	9.12	490	5.81%	1.55%	22.02%
	2008	54	7.47	403	6.74%	1.55%	(26.37)%
	2007	7	10.15	74	12.23%	1.55%	1.45%
Fidelity VIP Freedom 2015 (Pinnacle IV ™)
	2010	78	10.05	788	3.11%	1.45%	11.19%
	2009	60	9.04	539	238.47%	1.45%	23.23%
	2008	65	7.34	476	2.85%	1.45%	(28.32)%
	2007	45	10.24	457	7.40%	1.45%	2.39%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

36

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National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
	Fidelity VIP Freedom 2015 (Pinnacle V ™)
	2010	80	$9.92	$793	3.58%	1.55%	11.01%
	2009	37	8.94	331	1.77%	1.55%	23.14%
	2008	21	7.26	156	2.53%	1.55%	(28.43)%
	2007	13	10.14	133	18.89%	1.55%	1.44%
	Fidelity VIP Freedom 2020 (Pinnacle IV ™)
	2010	35	9.69	338	2.80%	1.45%	12.68%
	2009	35	8.60	305	6.19%	1.45%	26.69%
	2008	36	6.79	242	3.36%	1.45%	(33.76)%
	2007	35	10.25	363	9.07%	1.45%	2.51%
	Fidelity VIP Freedom 2020 (Pinnacle ™)
	2010	1	9.73	14	2.80%	1.35%	12.84%
	2009	1	8.62	12	4.03%	1.35%	26.77%
	2008	1	6.80	10	3.66%	1.35%	(33.71)%
	Fidelity VIP Freedom 2020 (Pinnacle V ™)
	2010	45	9.55	431	2.78%	1.55%	12.57%
	2009	46	8.48	390	1.82%	1.55%	26.50%
	2008	9	6.70	60	3.32%	1.55%	(33.88)%
	2007	9	10.13	89	31.57%	1.55%	1.33%
	Fidelity VIP Freedom 2025 (Pinnacle IV ™)
	2010	*—	9.65	3	2.63%	1.45%	13.76%
	2009	*—	8.48	2	0.46%	1.45%	27.87%
	2008	*—	6.63	2	3.55%	1.45%	(35.34)%
	2007	*—	10.25	3	7.32%	1.45%	2.53%
	Fidelity VIP Freedom 2025 (Pinnacle V ™)
	2010	11	9.51	107	3.08%	1.55%	13.72%
	2009	8	8.36	70	0.29%	1.55%	27.74%
	2008	8	6.54	55	3.83%	1.55%	(35.43)%
	2007	7	10.13	74	20.66%	1.55%	1.29%
	Fidelity VIP Freedom 2030 (Pinnacle IV ™)
	2010	*—	9.23	3	2.50%	1.45%	14.17%
	2009	*—	8.08	3	0.33%	1.45%	29.20%
	2008	*—	6.25	2	3.33%	1.45%	(39.11)%
	2007	*—	10.26	3	21.88%	1.45%	2.64%
	Fidelity VIP Freedom 2030 (Pinnacle V ™)
	2010	14	9.08	131	2.37%	1.55%	14.14%
	2009	16	7.96	129	2.54%	1.55%	29.22%
	2008	27	6.16	167	5.08%	1.55%	(39.13)%
	2007	10	10.12	100	14.01%	1.55%	1.20%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

37

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National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
	Non-Affiliated Service Class 2 (continued):
	Fidelity VIP Growth (Pinnacle IV™)
	2010	110	$10.69	$1,179	0.38%	1.45%	22.11%
	2009	130	8.75	1,135	0.27%	1.45%	26.05%
	2008	146	6.94	1,016	0.56%	1.45%	(48.09)%
	2007	163	13.37	2,177	0.42%	1.45%	24.82%
	2006	149	10.71	1,598	0.17%	1.45%	5.03%
	Fidelity VIP Growth (Pinnacle ™)
	2010	10	9.39	92	0.45%	1.35%	22.20%
	2009	8	7.68	60	0.08%	1.35%	26.18%
	2008	13	6.09	81	0.46%	1.35%	(47.99)%
	2007	28	11.71	333	0.18%	1.35%	17.10%
	Fidelity VIP Growth (Pinnacle V™)
	2010	31	9.21	282	0.45%	1.55%	21.90%
	2009	14	7.56	106	0.35%	1.55%	26.06%
	2008	11	6.00	68	1.09%	1.55%	(48.10)%
	2007	*—	11.56	3	0.48%	1.55%	15.61%
	Fidelity VIP High Income (Pinnacle IV™)
	2010	57	16.13	912	7.09%	1.45%	12.03%
	2009	72	14.40	1,034	7.87%	1.45%	41.41%
	2008	64	10.18	655	7.61%	1.45%	(26.25)%
	2007	76	13.80	1,053	8.73%	1.45%	1.05%
	2006	57	13.66	776	8.34%	1.45%	9.42%
	Fidelity VIP High Income (Pinnacle V™)
	2010	31	11.34	354	8.54%	1.55%	11.91%
	2009	27	10.13	273	5.37%	1.55%	41.20%
	2008	13	7.17	94	19.75%	1.55%	(26.35)%
	2007	2	9.73	16	26.99%	1.55%	(2.65)%
	Fidelity VIP High Income (Pinnacle™)
	2010	6	14.09	89	4.15%	1.35%	12.15%
	2009	17	12.56	219	0.55%	1.35%	41.49%
	2008	5	8.88	48	5.05%	1.35%	(26.13)%
	2007	8	12.02	99	9.52%	1.35%	1.15%
	2006	13	11.88	149	5.19%	1.35%	9.53%
	Fidelity VIP II Index 500 (Pinnacle IV ™)
	2010	399	8.58	3,423	1.72%	1.45%	13.11%
	2009	538	7.59	4,084	2.85%	1.45%	24.55%
	2008	604	6.09	3,679	1.83%	1.45%	(38.11)%
	2007	712	9.84	7,010	2.39%	1.45%	(1.59)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

38

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National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP II Index 500 (Pinnacle ™)
	2010	60	$8.61	$514	1.79%	1.35%	13.20%
	2009	71	7.61	541	0.82%	1.35%	24.66%
	2008	73	6.10	443	1.70%	1.35%	(38.06)%
	2007	75	9.85	742	3.74%	1.35%	(1.52)%
Fidelity VIP II Index 500 (Pinnacle V ™)
	2010	196	8.38	1,647	2.14%	1.55%	12.95%
	2009	124	7.42	923	2.64%	1.55%	24.35%
	2008	41	5.97	246	3.36%	1.55%	(38.10)%
	2007	5	9.65	50	9.50%	1.55%	(3.55)%
Fidelity VIP Investment Grade Bond (Pinnacle IV™)
	2010	220	12.52	2,759	4.55%	1.45%	6.00%
	2009	213	11.81	2,514	5.13%	1.45%	13.78%
	2008	218	10.38	2,262	4.83%	1.45%	(4.86)%
	2007	361	10.91	3,943	2.68%	1.45%	2.57%
	2006	168	10.64	1,787	3.15%	1.45%	2.63%
Fidelity VIP Investment Grade Bond (Pinnacle V™)
	2010	299	11.63	3,471	5.35%	1.55%	5.92%
	2009	183	10.98	2,012	14.26%	1.55%	13.68%
	2008	142	9.66	1,369	3.73%	1.55%	(4.95)%
	2007	8	10.16	82	0.00%	1.55%	1.63%
Fidelity VIP Investment Grade Bond (Pinnacle™)
	2010	48	12.60	604	3.57%	1.35%	6.06%
	2009	70	11.88	826	4.19%	1.35%	13.91%
	2008	133	10.43	1,383	4.92%	1.35%	(4.76)%
	2007	63	10.95	691	1.14%	1.35%	2.67%
	2006	10	10.67	108	8.06%	1.35%	2.74%
Fidelity VIP Mid Cap (Pinnacle IV™)
	2010	184	23.08	4,237	0.44%	1.45%	26.69%
	2009	215	18.22	3,919	0.61%	1.45%	37.74%
	2008	248	13.23	3,286	5.01%	1.45%	(40.47)%
	2007	300	22.23	6,670	0.58%	1.45%	13.66%
	2006	266	19.55	5,206	1.10%	1.45%	10.78%
Fidelity VIP Mid Cap (Pinnacle ™)
	2010	55	10.95	602	0.44%	1.35%	26.87%
	2009	57	8.63	488	0.58%	1.35%	37.86%
	2008	64	6.26	401	6.33%	1.35%	(40.43)%
	2007	147	10.51	1,544	0.51%	1.35%	5.08%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

39

Separate Account II

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Mid Cap (Pinnacle V™)
	2010	187	$10.78	$2,017	0.47%	1.55%	26.59%
	2009	110	8.52	939	0.91%	1.55%	37.65%
	2008	89	6.19	549	2.76%	1.55%	(40.54)%
	2007	22	10.41	230	1.80%	1.55%	4.11%
Fidelity VIP Overseas (Pinnacle IV™)
	2010	136	13.24	1,801	1.21%	1.45%	11.18%
	2009	190	11.91	2,264	3.92%	1.45%	24.41%
	2008	251	9.57	2,406	4.63%	1.45%	(44.79)%
	2007	281	17.34	4,866	2.95%	1.45%	15.35%
	2006	88	15.03	1,325	0.70%	1.45%	16.07%
Fidelity VIP Overseas (Pinnacle V™)
	2010	113	7.91	895	1.57%	1.55%	11.14%
	2009	74	7.12	525	2.89%	1.55%	24.31%
	2008	64	5.73	365	5.51%	1.55%	(44.81)%
	2007	15	10.38	155	11.90%	1.55%	3.82%
Fidelity VIP Overseas (Pinnacle™)
	2010	55	13.33	728	1.29%	1.35%	11.30%
	2009	65	11.98	774	2.05%	1.35%	24.55%
	2008	103	9.62	990	4.66%	1.35%	(44.71)%
	2007	128	17.40	2,223	2.90%	1.35%	15.47%
	2006	29	15.07	432	1.51%	1.35%	16.19%
Non-Affiliated Class 1:
Franklin Growth and Income Securities (Pinnacle™)
	2010	202	13.58	2,742	3.86%	1.35%	15.33%
	2009	249	11.77	2,933	4.23%	1.35%	25.06%
	2008	285	9.41	2,686	4.13%	1.35%	(35.85)%
	2007	339	14.67	4,972	3.18%	1.35%	(4.77)%
	2006	498	15.40	7,669	2.85%	1.35%	15.48%
Franklin Income Securities (Pinnacle™)
	2010	442	17.85	7,891	6.69%	1.35%	11.36%
	2009	509	16.03	8,160	6.27%	1.35%	34.06%
	2008	625	11.96	7,469	6.29%	1.35%	(30.35)%
	2007	872	17.17	14,966	3.56%	1.35%	2.60%
	2006	1,072	16.74	17,943	3.84%	1.35%	16.88%
JPMorgan IT Mid Cap Value CL 1 (Pinnacle™)
	2010	7	16.00	119	1.16%	1.35%	21.78%
	2009	8	13.14	100	0.00%	1.35%	31.40%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

40

Separate Account II

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 1 (continued):
JPMorgan IT Mid Cap Value CL 1 (Pinnacle V™)
	2010	67	$15.97	$1,078	1.17%	1.45%	21.64%
	2009	84	13.13	1,108	0.00%	1.45%	31.30%
Van Kampen UIF Emerging Markets Debt (Pinnacle IV™)
	2010	14	20.87	302	4.24%	1.45%	8.16%
	2009	17	19.30	324	7.67%	1.45%	28.35%
	2008	25	15.04	375	9.33%	1.45%	(16.20)%
	2007	36	17.95	642	7.83%	1.45%	4.98%
	2006	57	17.10	974	8.83%	1.45%	9.21%
Van Kampen UIF U.S. Real Estate (Pinnacle IV™)
	2010	72	22.53	1,626	2.15%	1.45%	28.09%
	2009	81	17.59	1,423	3.70%	1.45%	26.50%
	2008	93	13.91	1,286	9.56%	1.45%	(38.78)%
	2007	123	22.72	2,793	2.06%	1.45%	(18.28)%
	2006	185	27.80	5,132	1.43%	1.45%	36.05%
Non-Affiliated Class 2 :
Franklin Growth and Income Securities (Pinnacle ™)
	2010	124	8.26	1,025	2.79%	1.35%	15.11%
	2009	117	7.18	836	3.07%	1.35%	24.92%
	2008	135	5.75	775	3.81%	1.35%	(36.00)%
	2007	124	8.98	1,111	4.27%	1.35%	(10.16)%
Franklin Growth and Income Securities (Pinnacle IV™)
	2010	302	13.21	3,988	3.63%	1.45%	15.02%
	2009	321	11.48	3,689	6.23%	1.45%	24.67%
	2008	402	9.21	3,705	3.78%	1.45%	(36.08)%
	2007	470	14.41	6,767	3.69%	1.45%	(5.11)%
	2006	174	15.18	2,638	2.64%	1.45%	15.07%
Franklin Growth and Income Securities (Pinnacle ™)
	2010	124	8.26	1,025	2.79%	1.35%	15.11%
Franklin Growth and Income Securities (Pinnacle V™)
	2010	102	8.02	817	3.87%	1.55%	14.94%
	2009	67	6.98	467	5.23%	1.55%	24.64%
	2008	19	5.60	104	4.07%	1.55%	(36.15)%
	2007	6	8.77	49	0.00%	1.55%	(12.29)%
Franklin Income Securities (Pinnacle IV™)
	2010	359	17.36	6,227	6.54%	1.45%	11.03%
	2009	439	15.64	6,867	7.65%	1.45%	33.67%
	2008	516	11.70	6,037	6.24%	1.45%	(30.68)%
	2007	610	16.88	10,300	3.65%	1.45%	2.25%
	2006	568	16.51	9,381	3.58%	1.45%	16.53%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

41

Separate Account II

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Income Securities (Pinnacle V™)
	2010	245	$9.80	$2,402	6.84%	1.55%	10.89%
	2009	159	8.84	1,410	4.11%	1.55%	33.53%
	2008	72	6.62	476	5.32%	1.55%	(30.75)%
	2007	28	9.56	269	0.00%	1.55%	(4.40)%
Franklin Large Cap Growth Securities (Pinnacle IV™)
	2010	110	13.14	1,446	0.84%	1.45%	9.98%
	2009	123	11.95	1,467	2.85%	1.45%	27.88%
	2008	128	9.34	1,193	3.69%	1.45%	(35.51)%
	2007	150	14.48	2,176	0.72%	1.45%	4.68%
	2006	142	13.84	1,966	0.79%	1.45%	9.29%
Franklin Large Cap Growth Securities (Pinnacle V™)
	2010	81	8.66	706	0.85%	1.55%	9.83%
	2009	45	7.88	358	1.33%	1.55%	27.64%
	2008	17	6.17	103	4.12%	1.55%	(35.58)%
	2007	6	9.58	53	0.00%	1.55%	(4.22)%
Franklin Large Cap Growth Securities (Pinnacle™)
	2010	20	13.25	259	0.79%	1.35%	10.12%
	2009	20	12.03	240	3.70%	1.35%	27.96%
	2008	21	9.40	193	3.76%	1.35%	(35.43)%
	2007	48	14.56	701	0.72%	1.35%	4.79%
	2006	36	13.89	497	0.57%	1.35%	9.40%
Franklin Mutual Shares Securities (Pinnacle IV™)
	2010	263	14.74	3,878	1.53%	1.45%	9.56%
	2009	307	13.45	4,132	2.90%	1.45%	24.19%
	2008	373	10.83	4,041	3.72%	1.45%	(38.02)%
	2007	439	17.47	7,665	2.09%	1.45%	1.97%
	2006	343	17.14	5,870	2.06%	1.45%	16.67%
Franklin Mutual Shares Securities (Pinnacle V™)
	2010	410	7.92	3,247	1.73%	1.55%	9.43%
	2009	246	7.24	1,782	3.96%	1.55%	24.14%
	2008	149	5.83	871	4.31%	1.55%	(38.11)%
	2007	46	9.42	436	0.00%	1.55%	(5.80)%
Franklin Mutual Shares Securities (Pinnacle™)
	2010	76	14.86	1,127	1.54%	1.35%	9.68%
	2009	82	13.55	1,115	1.07%	1.35%	24.36%
	2008	90	10.90	984	3.78%	1.35%	(37.94)%
	2007	105	17.56	1,845	2.06%	1.35%	2.08%
	2006	102	17.21	1,760	2.01%	1.35%	16.79%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

42

Separate Account II

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Small Cap Value Securities Fund (Pinnacle IV ™)
	2010	110	$9.42	$1,039	0.87%	1.45%	26.31%
	2009	62	7.46	465	10.16%	1.45%	27.32%
	2008	58	5.86	339	2.10%	1.45%	(33.98)%
	2007	5	8.88	40	0.00%	1.45%	(11.24)%
Franklin Small Cap Value Securities Fund (Pinnacle ™)
	2010	50	9.46	475	0.69%	1.35%	26.50%
	2009	65	7.48	484	6.95%	1.35%	27.45%
	2008	55	5.87	324	1.64%	1.35%	(33.91)%
	2007	*—	8.88	1	6.44%	1.35%	(11.18)%
Franklin Small Cap Value Securities Fund (Pinnacle V ™)
	2010	60	9.37	558	0.81%	1.55%	26.30%
	2009	18	7.42	137	1.08%	1.55%	27.17%
	2008	15	5.83	88	2.01%	1.55%	(34.11)%
	2007	*—	8.85	2	0.00%	1.55%	(11.52)%
Templeton Foreign Securities (Pinnacle IV™)
	2010	117	18.55	2,179	1.86%	1.45%	6.83%
	2009	131	17.36	2,281	4.39%	1.45%	35.02%
	2008	162	12.86	2,082	3.34%	1.45%	(41.23)%
	2007	198	21.88	4,341	2.15%	1.45%	13.78%
	2006	167	19.23	3,221	1.28%	1.45%	19.69%
Templeton Foreign Securities (Pinnacle V™)
	2010	153	8.86	1,352	1.87%	1.55%	6.68%
	2009	109	8.31	905	6.29%	1.55%	35.00%
	2008	87	6.16	536	3.49%	1.55%	(41.26)%
	2007	5	10.49	57	0.00%	1.55%	4.87%
Templeton Foreign Securities (Pinnacle™)
	2010	30	18.70	569	1.85%	1.35%	6.93%
	2009	32	17.49	564	1.56%	1.35%	35.21%
	2008	34	12.94	445	3.20%	1.35%	(41.16)%
	2007	85	21.99	1,859	2.32%	1.35%	13.89%
	2006	95	19.31	1,832	0.97%	1.35%	19.81%
Templeton Growth Securities (Pinnacle IV™)
	2010	103	14.43	1,494	1.36%	1.45%	5.81%
	2009	117	13.64	1,600	1.64%	1.45%	29.23%
	2008	129	10.55	1,359	1.99%	1.45%	(43.19)%
	2007	164	18.57	3,045	1.81%	1.45%	0.86%
	2006	169	18.41	3,116	1.29%	1.45%	20.05%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

43

Separate Account II

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Templeton Growth Securities (Pinnacle V™)
	2010	133	$7.39	$979	1.34%	1.55%	5.79%
	2009	101	6.99	703	1.20%	1.55%	29.16%
	2008	88	5.41	477	2.25%	1.55%	(43.24)%
	2007	4	9.53	36	0.00%	1.55%	(4.69)%
Templeton Growth Securities (Pinnacle™)
	2010	33	14.55	485	1.09%	1.35%	5.94%
	2009	48	13.73	655	1.66%	1.35%	29.29%
	2008	79	10.62	841	1.67%	1.35%	(43.10)%
	2007	48	18.66	896	1.49%	1.35%	0.96%
	2006	94	18.49	1,740	1.11%	1.35%	20.17%
Invesco Van Kampen VI Comstock (Pinnacle IV ™)
	2010	50	14.73	741	0.14%	1.45%	14.01%
	2009	64	12.92	827	5.79%	1.45%	26.55%
	2008	78	10.21	795	2.85%	1.45%	(36.73)%
	2007	81	16.14	1,309	1.67%	1.45%	(3.75)%
	2006	81	16.77	1,351	2.45%	1.45%	14.37%
Invesco Van Kampen VI Comstock (Pinnacle V ™)
	2010	18	8.13	150	0.10%	1.55%	13.91%
	2009	10	7.14	68	3.07%	1.55%	26.46%
	2008	7	5.65	39	0.76%	1.55%	(36.75)%
	2007	1	8.93	8	0.00%	1.55%	(10.67)%
Invesco Van Kampen VI Comstock (Pinnacle ™)
	2010	9	14.85	137	0.09%	1.35%	14.13%
	2009	9	13.01	118	2.00%	1.35%	26.66%
	2008	12	10.27	128	3.01%	1.35%	(36.68)%
	2007	16	16.22	257	1.80%	1.35%	(3.65)%
	2006	27	16.83	452	2.78%	1.35%	14.48%
Invesco Van Kampen VI Capital Growth (Pinnacle IV ™)
	2010	14	14.98	216	0.00%	1.45%	17.86%
	2009	16	12.71	198	0.00%	1.45%	63.25%
	2008	15	7.79	118	0.21%	1.45%	(49.83)%
	2007	26	15.53	398	0.00%	1.45%	14.94%
	2006	33	13.51	439	0.00%	1.45%	1.14%
Invesco Van Kampen VI Capital Growth (Pinnacle V ™)
	2010	12	10.32	127	0.00%	1.55%	17.75%
	2009	9	8.76	80	0.00%	1.55%	63.00%
	2008	4	5.37	19	0.15%	1.55%	(49.95)%
	2007	1	10.73	8	0.00%	1.55%	7.28%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

44

Separate Account II

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Invesco Van Kampen VI Capital Growth (Pinnacle ™)
	2010	3	$15.10	$40	0.00%	1.35%	17.97%
	2009	12	12.80	152	0.00%	1.35%	63.41%
	2008	3	7.83	20	0.22%	1.35%	(49.82)%
	2007	5	15.60	80	0.00%	1.35%	15.06%
	2006	6	13.56	81	0.00%	1.35%	1.24%
Van Kampen UIF Emerging Markets Debt (Pinnacle IV™)
	2010	17	11.81	205	4.16%	1.45%	8.11%
	2009	15	10.92	167	0.75%	1.45%	28.18%
	2008	54	8.52	456	8.51%	1.45%	(16.21)%
	2007	61	10.17	618	3.22%	1.45%	1.68%
Van Kampen UIF Emerging Markets Debt (Pinnacle V™)
	2010	17	11.71	205	4.06%	1.55%	8.09%
	2009	12	10.83	132	3.65%	1.55%	28.05%
	2008	8	8.46	67	9.95%	1.55%	(16.28)%
	2007	*—	10.10	1	0.00%	1.55%	1.05%
Van Kampen UIF Emerging Markets Equity (Pinnacle IV™)
	2010	88	36.01	3,181	0.63%	1.45%	17.23%
	2009	87	30.72	2,658	0.00%	1.45%	67.67%
	2008	95	18.32	1,739	7.71%	1.45%	(57.37)%
	2007	84	42.98	3,603	0.76%	1.45%	38.41%
	2006	54	31.05	1,670	0.84%	1.45%	35.19%
Van Kampen UIF Emerging Markets Equity (Pinnacle V™)
	2010	142	10.37	1,469	0.58%	1.55%	17.05%
	2009	109	8.86	966	0.00%	1.55%	67.50%
	2008	55	5.29	293	7.92%	1.55%	(57.41)%
	2007	23	12.42	290	0.00%	1.55%	24.21%
Van Kampen UIF Emerging Markets Equity (Pinnacle™)
	2010	25	36.30	919	0.56%	1.35%	17.35%
	2009	39	30.93	1,197	0.00%	1.35%	67.80%
	2008	30	18.43	560	7.72%	1.35%	(57.33)%
	2007	56	43.20	2,414	0.77%	1.35%	38.56%
	2006	58	31.18	1,793	0.86%	1.35%	35.32%
Van Kampen UIF U S Real Estate (Pinnacle IV™)
	2010	128	7.59	975	1.99%	1.45%	27.58%
	2009	128	5.95	761	1.84%	1.45%	26.65%
	2008	142	4.70	665	8.83%	1.45%	(38.93)%
	2007	107	7.70	827	2.83%	1.45%	(23.04)%

(1)          Results for periods of less than one year have been annualized.

(2)          Results for periods of less than one year have not been annualized.

* -   Less than 500.

45

Separate Account II

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Van Kampen UIF U S Real Estate (Pinnacle V™)
	2010	73	$8.09	$593	1.63%	1.55%	27.57%
	2009	29	6.34	181	0.80%	1.55%	26.47%
	2008	22	5.01	112	9.74%	1.55%	(39.06)%
	2007	2	8.22	14	0.00%	1.55%	(17.79)%
Invesco Van Kampen VI Mid Cap Value (Pinnacle IV ™)
	2010	5	10.07	47	0.53%	1.45%	20.47%
	2009	3	8.36	29	193.11%	1.45%	37.16%
	2008	3	6.10	16	4.27%	1.45%	(39.00)%
Invesco Van Kampen VI Mid Cap Value (Pinnacle V ™)
	2010	20	10.04	200	0.94%	1.55%	20.31%
	2009	8	8.35	70	0.81%	1.55%	37.09%
	2008	*—	6.09	2	22.32%	1.55%	(39.10)%
Invesco Van Kampen VI Mid Cap Value (Pinnacle ™)
	2010	7	10.09	75	0.83%	1.35%	20.50%
	2009	3	8.37	25	0.00%	1.35%	37.23%
	2008	3	6.10	15	0.00%	1.35%	(39.00)%
Non-Affiliated Class A:
DWS Small Cap Index VIP (Pinnacle IV™)
	2010	3	16.17	56	0.92%	1.45%	24.55%
	2009	4	12.98	47	0.96%	1.45%	24.72%
	2008	5	10.41	47	2.84%	1.45%	(35.07)%
	2007	5	16.03	76	1.32%	1.45%	(3.33)%
	2006	5	16.58	78	0.83%	1.45%	15.79%
DWS Small Cap Index VIP (Pinnacle™)
	2010	52	16.51	865	1.07%	1.35%	24.71%
	2009	68	13.24	895	1.68%	1.35%	24.88%
	2008	72	10.60	769	3.00%	1.35%	(35.03)%
	2007	108	16.32	1,757	1.25%	1.35%	(3.23)%
	2006	169	16.86	2,855	0.79%	1.35%	15.91%
Non-Affiliated Class B :
Columbia VIT Mid Cap Value Class B (Pinnacle™)
	2010	2	15.72	30	1.03%	1.35%	21.34%
	2009	2	12.95	24	0.00%	1.35%	29.50%
Columbia VIT Mid Cap Value Class B (Pinnacle IV ™)
	2010	2	15.69	35	0.31%	1.45%	21.19%
	2009	*—	12.95	2	0.00%	1.45%	29.50%

(1)          Results for periods of less than one year have been annualized.

(2)          Results for periods of less than one year have not been annualized.

* -   Less than 500.

46

Separate Account II

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class B (continued) :
Columbia VIT Mid Cap Value Class B (Pinnacle V ™) (April 13, 2010)
	2010	1	$15.66	$8	0.81%	1.55%	21.04%
Columbia VIT Small Cap Value Class B (Pinnacle ™)
	2010	2	15.62	29	1.31%	1.35%	24.78%
	2009	*—	12.52	4	0.00%	1.35%	25.20%
Columbia VIT Small Cap Value Class B (Pinnacle V ™)
	2010	4	15.56	60	0.90%	1.55%	24.47%
	2009	*—	12.50	1	0.00%	1.55%	25.00%
Columbia VIT Small Cap Value Class B (Pinnacle IV ™) (March 10, 2010)
	2010	2	15.59	33	1.20%	1.45%	24.63%
DWS Small Cap Index VIP (Pinnacle IV™)
	2010	31	14.49	446	0.65%	1.45%	24.29%
	2009	37	11.66	427	1.24%	1.45%	24.46%
	2008	46	9.37	429	2.67%	1.45%	(35.27)%
	2007	57	14.48	823	1.09%	1.45%	(3.58)%
	2006	60	15.01	894	0.59%	1.45%	15.50%
DWS Small Cap Index VIP (Pinnacle V™)
	2010	13	9.24	117	0.64%	1.55%	24.22%
	2009	13	7.44	93	0.34%	1.55%	24.34%
	2008	8	5.98	47	3.09%	1.55%	(35.39)%
Non-Affiliated Advisor Class:
PIMCO VIT All Asset (Pinnacle™)
	2010	8	10.99	88	6.84%	1.35%	11.47%
	2009	4	9.86	44	1.34%	1.35%	19.80%
PIMCO VIT All Asset (Pinnacle IV™)
	2010	132	11.05	1,458	8.38%	1.45%	11.38%
	2009	11	9.92	112	6.51%	1.45%	19.66%
	2008	1	8.29	12	6.87%	1.45%	(17.10)%
PIMCO VIT All Asset (Pinnacle V™)
	2010	22	11.02	243	7.97%	1.55%	11.29%
	2009	6	9.90	62	3.54%	1.55%	19.52%
	2008	2	8.28	14	5.60%	1.55%	(17.20)%
PIMCO VIT Commodity Real Return (Pinnacle IV™)
	2010	122	8.19	1,002	18.43%	1.45%	22.41%
	2009	59	6.69	394	6.27%	1.45%	39.55%
	2008	46	4.79	219	6.58%	1.45%	(52.10)%

(1)          Results for periods of less than one year have been annualized.

(2)          Results for periods of less than one year have not been annualized.

* -          Less than 500.

47

Separate Account II

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Advisor Class (continued):
PIMCO VIT Commodity Real Return (Pinnacle V™)
	2010	149	$8.17	$1,215	18.04%	1.55%	22.34%
	2009	78	6.68	520	7.53%	1.55%	39.46%
	2008	10	4.79	46	9.12%	1.55%	(52.10)%
PIMCO VIT Commodity Real Return (Pinnacle™)
	2010	28	8.16	228	17.02%	1.35%	22.64%
	2009	27	6.65	178	21.00%	1.35%	39.63%
	2008	8	4.76	40	7.26%	1.35%	(52.40)%
PIMCO VIT Low Duration (Pinnacle IV™)
	2010	15	11.17	163	1.75%	1.45%	3.65%
	2009	26	10.78	286	4.87%	1.45%	11.60%
	2008	*—	9.66	5	4.66%	1.45%	(3.40)%
PIMCO VIT Low Duration (Pinnacle™)
	2010	24	11.24	270	1.85%	1.35%	3.77%
	2009	22	10.83	233	14.18%	1.35%	11.66%
	2008	30	9.70	288	5.19%	1.35%	(3.00)%
PIMCO VIT Low Duration (Pinnacle V™)
	2010	17	11.14	186	1.99%	1.55%	3.56%
	2009	8	10.76	84	4.10%	1.55%	11.49%
	2008	3	9.65	26	6.62%	1.55%	(3.50)%
PIMCO VIT Real Return (Pinnacle IV™)
	2010	51	11.04	565	2.20%	1.45%	6.39%
	2009	38	10.38	389	3.28%	1.45%	16.57%
	2008	29	8.90	257	3.48%	1.45%	(11.00)%
PIMCO VIT Real Return (Pinnacle V™)
	2010	93	11.01	1,020	2.22%	1.55%	6.30%
	2009	72	10.36	741	15.31%	1.55%	16.44%
	2008	36	8.90	320	3.53%	1.55%	(11.00)%
PIMCO VIT Real Return (Pinnacle™)
	2010	25	11.09	281	2.17%	1.35%	6.55%
	2009	22	10.41	226	5.67%	1.35%	16.67%
	2008	3	8.92	29	3.61%	1.35%	(10.80)%
PIMCO VIT Total Return (Pinnacle V™)
	2010	441	12.09	5,336	6.11%	1.55%	6.36%
	2009	176	11.37	1,999	2.78%	1.55%	12.19%
	2008	33	10.14	330	6.33%	1.55%	1.40%

(1)          Results for periods of less than one year have been annualized.

(2)          Results for periods of less than one year have not been annualized.

* -          Less than 500.

48

Separate Account II

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Advisor Class (continued):
PIMCO VIT Total Return (Pinnacle IV™)
	2010	97	$12.12	$1,178	5.17%	1.45%	6.42%
	2009	92	11.39	1,048	1.35%	1.45%	12.29%
	2008	58	10.14	591	6.71%	1.45%	1.40%
PIMCO VIT Total Return (Pinnacle™)
	2010	90	11.99	1,080	4.91%	1.35%	6.56%
	2009	93	11.25	1,047	3.43%	1.35%	12.36%
	2008	5	10.01	54	5.81%	1.35%	0.10%
Non-Affiliated Investor Class:
Rydex SGI VT Alternative Strategies Allocation (Pinnacle ™) (Feb 4, 2010)
	2010	5	9.66	51	0.44%	1.35%	(1.91)%
Rydex SGI VT Alternative Strategies Allocation (Pinnacle IV ™)
	2010	5	9.64	45	0.35%	1.45%	(2.01)%
	2009	*—	9.84	3	0.00%	1.45%	(0.58)%
	2008	13	9.90	130	21.72%	1.45%	(1.00)%
Rydex SGI VT Alternative Strategies Allocation (Pinnacle V ™)
	2010	15	9.62	145	0.20%	1.55%	(2.10)%
	2009	19	9.83	187	0.00%	1.55%	(0.67)%
	2008	*—	9.90	3	49.34%	1.55%	(1.00)%
Rydex SGI VT Multi-Hedge Strategies (Pinnacle IV ™)
	2010	9	8.37	76	0.00%	1.45%	4.60%
Rydex SGI VT Multi-Hedge Strategies (Pinnacle V ™)
	2010	22	8.35	185	0.00%	1.55%	4.54%
	2009	24	7.99	194	1.84%	1.55%	(4.75)%
	2008	11	8.39	89	1.12%	1.55%	(16.10)%
Rydex SGI VT Multi-Hedge Strategies (Pinnacle ™)
	2010	16	8.29	131	0.00%	1.35%	4.80%
	2009	19	7.91	154	9.91%	1.35%	(4.59)%
Rydex SGI VT Managed Future Strategy (Pinnacle IV ™)
	2010	28	8.55	239	0.00%	1.45%	(4.94)%
	2009	49	8.99	437	0.00%	1.45%	(5.45)%
	2008	69	9.51	653	0.00%	1.45%	(4.90)%
Rydex SGI VT Managed Future Strategy (Pinnacle V ™)
	2010	31	8.53	262	0.00%	1.55%	(5.05)%
	2009	37	8.98	328	0.00%	1.55%	(5.54)%
Rydex SGI VT Managed Future Strategy (Pinnacle ™)
	2010	2	8.57	17	0.00%	1.35%	(4.82)%
	2009	33	9.00	294	0.00%	1.35%	(5.35)%
	2008	2	9.51	15	0.00%	1.35%	(4.90)%

(1)          Results for periods of less than one year have been annualized.

(2)          Results for periods of less than one year have not been annualized.

* -          Less than 500.

49

Separate Account II

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Investor Class (continued):
Rydex SGI VT U.S. Long Short Momentum (Pinnacle IV ™)
	2010	3	$9.14	$24	0.00%	1.45%	9.63%
	2009	8	8.34	63	0.04%	1.45%	25.49%
	2008	18	6.65	118	0.15%	1.45%	(33.50)%
Rydex SGI VT U.S. Long Short Momentum (Pinnacle V ™)
	2010	21	9.11	189	0.00%	1.55%	9.47%
	2009	16	8.32	132	0.04%	1.55%	25.30%
	2008	5	6.64	36	0.21%	1.55%	(33.60)%
Rydex SGI VT U.S. Long Short Momentum (Pinnacle ™)
	2010	1	8.91	6	0.00%	1.35%	9.71%
	2009	1	8.12	5	0.04%	1.35%	25.55%

(1)          Results for periods of less than one year have been annualized.

(2)          Results for periods of less than one year have not been annualized.

* -          Less than 500.

50

STATUTORY-BASIS FINANCIAL STATEMENTS AND SCHEDULES

National Integrity Life Insurance Company

Years Ended December 31, 2010, 2009 and 2008

With Report of Independent Registered Public Accounting Firm

National Integrity Life Insurance Company

Statutory-Basis Financial Statements and Schedules

Years Ended December 31, 2010, 2009 and 2008

Report of Independent Registered Public Accounting Firm

The Board of Directors

National Integrity Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of National Integrity Life Insurance Company (the Company) as of December 31, 2010 and 2009, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2010. Our audits also included the statutory-basis financial statement schedules listed in the contents page. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the New York Insurance Department, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are also described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of National Integrity Life Insurance Company at December 31, 2010 and 2009, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2010.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of National Integrity Life Insurance Company at December 31, 2010 and 2009, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2010, in conformity with accounting practices prescribed or permitted by the New York Insurance Department. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As described in Note 1 to the financial statements, in connection with implementing new statutory accounting practices in 2010, the Company changed its method of reporting securities lending transactions. In 2009, the Company changed its methods of accounting for other-than-temporary impairments of investments in loan-backed and structured securities, for deferred income tax assets, and for the statutory reserve valuation for variable annuity reserves related to product guarantees. Further, in 2008, the Company changed its method of accounting for the separate account assets and liabilities related to its market value adjusted annuity products.

Cincinnati, Ohio	/s/ Ernst & Young LLP
April 25, 2011

1

National Integrity Life Insurance Company

Balance Sheets (Statutory-Basis)

	December 31
	2010	2009
	(in thousands)
Admitted Assets
Cash and invested assets:
Debt securities	$1,955,126	$1,742,675
Preferred and common stocks	17,318	14,136
Mortgage loans	27,188	27,552
Policy loans	42,431	41,033
Cash, cash equivalents and short-term investments	20,810	23,426
Receivable for securities	1,052	2,174
Securities lending reinvested collateral assets	88,486	—
Other invested assets	26,126	24,794
Total cash and invested assets	2,178,537	1,875,790

Investment income due and accrued	23,645	21,303
Current federal income taxes recoverable	—	290
Net deferred income tax asset	14,698	13,752
Receivables from parent, subsidiaries and affiliates	—	5,000
Other admitted assets	251	208
Separate account assets	2,613,474	2,516,102
Total admitted assets	$4,830,605	$4,432,445

Liabilities and Capital and Surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$1,849,411	$1,648,414
Liability for deposit-type contracts	81,737	80,571
Policy and contract claims	126	157
Deposits on policies to be issued	3,345	4,459
Total policy and contract liabilities	1,934,619	1,733,601

General expense due and accrued	273	406
Current federal income taxes payable	2,809	—
Transfer to (from) separate accounts due and accrued, net	(84,598)	(51,599)
Asset valuation reserve	19,611	5,901
Other liabilities	3,808	2,444
Payable for securities lending	88,624	—
Separate account liabilities	2,613,474	2,516,102
Total liabilities	4,578,620	4,206,855

Capital and surplus:
Common stock, $10 par value, authorized 200 shares, issued and outstanding 200 shares	2,000	2,000
Paid-in surplus	312,228	312,228
Accumulated deficit	(62,243)	(88,638)
Total capital and surplus	251,985	225,590
Total liabilities and capital and surplus	$4,830,605	$4,432,445

See accompanying notes.

2

National Integrity Life Insurance Company

Statements of Operations (Statutory-Basis)

	Year Ended December 31
	2010	2009	2008
	(in thousands)
Premiums and other revenues:
Premiums and annuity considerations	$346,265	$552,527	$758,792
Net investment income	108,916	99,757	73,689
Considerations for supplementary contracts with life contingencies	17,663	4,424	4,210
Amortization of the interest maintenance reserve	(57)	(771)	(981)
Fees from management of separate account	6,038	5,245	7,135
Other revenues	1,378	1,140	1,304
Total premiums and other revenues	480,203	662,322	844,149

Benefits paid or provided:
Death benefits	3,040	4,889	3,685
Annuity benefits	72,242	61,877	55,170
Surrender benefits	335,730	371,418	337,068
Payments on supplementary contracts with life contingencies	3,145	2,194	1,888
Other benefits	2,936	3,768	2,934
Increase (decrease) in policy reserves and other policyholders’ funds	199,458	337,669	381,174
Total benefits paid or provided	616,551	781,815	781,919

Insurance expenses and other deductions:
Commissions	19,109	29,276	39,383
Commissions and expenses on reinsurance assumed	—	—	383
General expenses	14,718	13,371	13,968
Net transfers to (from) separate account	(216,290)	(179,310)	55,273
Other deductions	704	405	(36)
Total insurance expenses and other deductions	(181,759)	(136,258)	108,971

Gain (loss) from operations before federal income tax expense and net realized capital gains (losses)	45,411	16,765	(46,741)
Federal income tax expense (benefit), excluding tax on capital gains	13,074	1,561	(12,681)
Gain (loss) from operations before net realized capital gains (losses)	32,337	15,204	(34,060)
Net realized capital gains (losses) (excluding gains (losses) transferred to IMR and capital gains tax)	(3,957)	(14,074)	(22,696)

Net income (loss)	$28,380	$1,130	$(56,756)

See accompanying notes.

3

National Integrity Life Insurance Company

Statements of Changes in Capital and Surplus (Statutory-Basis)

Years Ended December 31, 2010, 2009 and 2008

	Common Stock	Paid-In Surplus	Accumulated Surplus	Total Capital and Surplus
	(in thousands)

Balance, January 1, 2008	$2,000	$206,371	$(66,236)	$142,135

Net income (loss)	—	—	(56,756)	(56,756)
Change in net deferred income tax	—	—	10,036	10,036
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of ($3,795))	—	—	(7,050)	(7,050)
Net change in nonadmitted assets and related items	—	—	(16,253)	(16,253)
Changes in reserves on account of changes in valuation bases	—	—	10,101	10,101
Change in asset valuation reserve	—	—	16,472	16,472
Change in surplus in separate accounts	—	—	(8,309)	(8,309)
Capital contribution	—	94,172	—	94,172
Balance, December 31, 2008	2,000	300,543	(117,995)	184,548

Net income (loss)	—	—	1,130	1,130
Change in net deferred income tax	—	—	(1,052)	(1,052)
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of ($1,854))	—	—	3,443	3,443
Net change in nonadmitted assets and related items	—	—	13,520	13,520
Change in asset valuation reserve	—	—	(5,211)	(5,211)
Change in surplus from deferred tax asset (SSAP 10R)	—	—	5,239	5,239
Cumulative effects of changes in accounting principle	—	—	10,763	10,763
Change in surplus in separate accounts	—	—	1,525	1,525
Capital contribution	—	11,685	—	11,685
Balance, December 31, 2009	2,000	312,228	(88,638)	225,590

Net income (loss)	—	—	28,380	28,380
Change in net deferred income tax	—	—	(1,053)	(1,053)
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of $1,932)	—	—	3,588	3,588
Net change in nonadmitted assets and related items	—	—	9,268	9,268
Change in asset valuation reserve	—	—	(13,710)	(13,710)
Change in surplus from deferred tax asset (SSAP 10R)	—	—	(71)	(71)
Change in surplus in separate accounts	—	—	(7)	(7)
Balance, December 31, 2010	$2,000	$312,228	$(62,243)	$251,985

See accompanying notes.

4

National Integrity Life Insurance Company

Statements of Cash Flow (Statutory-Basis)

	Year Ended December 31
	2010	2009	2008
	(in thousands)
Cash from Operations:
Premiums collected net of reinsurance	$363,928	$556,951	$781,766
Net investment income received	105,296	91,402	65,455
Benefits paid	(415,542)	(443,445)	(458,685)
Net transfers from (to) separate accounts	183,291	167,454	(34,199)
Commissions and expense paid	(33,759)	(43,154)	(53,703)
Federal income taxes recovered (paid)	(12,027)	(1,384)	11,656
Other, net	7,416	6,385	8,439
Net cash from (for) operations	198,603	334,209	320,729

Cash from Investments:
Proceeds from investments sold, matured or repaid:
Debt securities	304,609	327,491	392,255
Preferred and common stocks	113	1,000	5,453
Mortgage loans	366	147	51
Other invested assets	5,229	1,574	—
Miscellaneous proceeds	2,686	—	3,988
Net proceeds from investments sold, matured or repaid	313,003	330,212	401,747

Cost of investments acquired:
Debt securities	(512,528)	(690,413)	(739,298)
Preferred and common stocks	(149)	—	(1,000)
Mortgage loans	(2)	(23,750)	(1,246)
Other invested assets	(93,282)	(4,486)	(16,994)
Miscellaneous applications	—	(5,517)	—
Total cost of investments acquired	(605,961)	(724,166)	(758,538)

Net change in policy and other loans	(1,398)	459	866
Net cash from (for) investments	(294,356)	(393,495)	(355,925)

Cash from Financing and Miscellaneous Sources:
Capital contributions - cash	5,000	6,685	40,000
Borrowed money	—	—	(6,924)
Net deposits on deposit-type contract funds and other insurance liabilities	1,166	6,270	53,188
Other cash provided (applied)	86,971	5,400	834
Net cash from (for) financing and miscellaneous sources	93,137	18,355	87,098

Net change in cash, cash equivalents and short-term investments	(2,616)	(40,931)	51,902
Cash, cash equivalents and short-term investments:
Beginning of year	23,426	64,357	12,455
End of year	$20,810	$23,426	$64,357

Cash flow information for non-cash transactions:
Capital contribution from parent in the form of common stock	$—	$—	$18,528
Capital contribution from parent in the form of debt securities and accrued interest	—	—	35,644

See accompanying notes.

5

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis)

December 31, 2010

1.  Nature of Operations and Significant Accounting Policies

National Integrity Life Insurance Company (the Company) is a wholly-owned subsidiary of Integrity Life Insurance Company (Integrity), which is a wholly-owned subsidiary of The Western and Southern Life Insurance Company (Western and Southern).  The Company, domiciled in the State of New York and currently licensed in eight states and the District of Columbia, specializes in the asset accumulation business with particular emphasis on retirement savings and investment products.  For the year ended December 31, 2010, approximately 94.2% of the gross premiums and annuity considerations for the Company were derived from New York.  Fort Washington Investment Advisors, Inc. (Fort Washington), a registered investment adviser, is a non-life insurance subsidiary of Western and Southern and is the investment manager for the Company.

Use of Estimates

The preparation of statutory-basis financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the New York Insurance Department (the Department).  The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the State of New York.  These practices differ in some respects from U.S. generally accepted accounting principles (GAAP).  The more significant differences follow.

Investments

Investments in debt securities and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on the NAIC rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income (loss) for those designated as available-for-sale.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. The prospective method is used to determine amortized cost for securities that experience a decline that is deemed to be other-than-temporary. Securities that are in an unrealized loss position which the Company intends to sell, or does not have the intent and ability to hold until recovery, are written down to

6

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1.  Nature of Operations and Significant Accounting Policies (continued)

fair value as a realized loss.  Securities that are in an unrealized loss position which the Company has the intent and ability to hold until recovery are written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost.  For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost.  If high credit quality securities are adjusted, the retrospective method is used.

The Company monitors other investments to determine if there has been an other-than-temporary decline in fair value.  Factors management considers for each identified security include the following:

•                  the extent and length of time the fair value has been below the book/adjusted carry value;

•                  the reasons for the decline in value;

•                  specific credit issues related to the issuer and current economic conditions, including the current and future impact of any specific events;

•                  for structured investments (e.g., residential mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities and other structured investments), factors such as overall deal structure and our position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections are considered;

•                  for all equity securities and other debt securities with credit related declines in fair value, the Company’s intent and ability to hold the security long enough for it to recover its value to book/adjusted carry value;

•                  for all other debt securities with interest related declines in fair value, the Company’s intent to sell the security before recovery of its book/adjusted carry value.

If the decline is judged to be other-than-temporary, an impairment charge to fair value is recorded as a net realized capital loss in the period the determination is made.  Under GAAP, if the decline is judged to be other-than-temporary because the Company has the intent to sell the debt security or is more likely than not to be required to sell the debt security before its anticipated recovery, an impairment charge to fair value is recorded as a net realized capital loss.  If the decline is judged to be other-than-temporary because the Company does not expect to recover the entire amortized cost basis of the security due to expected credit losses, an impairment charge is recorded to net realized capital loss as the difference between amortized cost and the net present value of expected future cash flows discounted at the effective interest rate implicit in the debt security prior to impairment.

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally debt securities and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the

7

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1.  Nature of Operations and Significant Accounting Policies (continued)

remaining period to maturity of the individual security sold using the seriatim method. The net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statements of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The “asset valuation reserve” (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in capital and surplus. AVR is not recognized for GAAP.

Policy Acquisition Costs

The costs of acquiring and renewing business are expensed when incurred.  Under GAAP, policy acquisition costs, related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investments, mortality, and expense margins.

Nonadmitted Assets

Certain assets designated as “nonadmitted” (principally a portion of deferred tax assets, negative IMR on the separate account that is not offset by positive IMR on the general account), and other assets not specifically identified as an admitted asset within the NAIC’s Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to accumulated deficit.  Under GAAP, such assets are included in the balance sheets.

Premiums and Benefits

Revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income.  Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

8

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1.  Nature of Operations and Significant Accounting Policies (continued)

Benefit Reserves

Certain policy reserves are calculated using statutorily prescribed interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance

A liability for reinsurance balances is required to be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to capital and surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP. Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with policy acquisition costs as required under GAAP.

Deferred Income Taxes

Deferred tax assets are recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not meeting a more likely than not realization threshold.  Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within three years of the balance sheet date or 15% of capital and surplus excluding any net deferred tax assets (realization within one year and 10% prior to 2009), electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities.  The remaining deferred tax assets are nonadmitted.  Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in all future years, and a valuation allowance is established for deferred tax assets not meeting a more likely than not realization threshold.

Statements of Cash Flow

Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

9

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1.  Nature of Operations and Significant Accounting Policies (continued)

A reconciliation of capital and surplus and net income (loss) of the Company as determined in accordance with NAIC SAP to amounts determined in accordance with GAAP as of December 31 and for the years then ended is as follows:

	2010	2009
	(in thousands)
Capital and surplus as reported in the accompanying statutory-basis financial statements	$251,985	$225,590
Adjustments to customer deposits	(72,209)	(61,599)
Adjustments to invested asset carrying values	222,679	69,005
Federal income taxes	(79,011)	(54,358)
Asset valuation reserve	19,611	5,901
Value of insurance in force	1,868	3,471
Deferred policy acquisition costs	56,924	125,177
Deferred sales inducements	6,110	15,430
Other, net	331	121
Stockholder’s equity, GAAP basis	$408,288	$328,738

	2010	2009	2008
	(in thousands)
Net income (loss) as reported in the accompanying statutory-basis financial statements	$28,380	$1,130	$(56,756)
Deferred policy acquisition costs, net of amortization	(367)	15,974	17,836
Deferred sales inducements, net of amortization	335	2,340	763
Adjustments to customer deposits	(10,610)	(16,421)	3,408
Adjustments to invested asset carrying values at acquisition date	(879)	1,312	1,764
Amortization of value of insurance in force	(1,763)	(1,264)	(4,487)
Amortization of interest maintenance reserve	57	771	1,527
Adjustments for realized investment gains/losses	(615)	9,363	4,352
Adjustments for federal income tax expense	7,345	(3,932)	(3,387)
Net income (loss), GAAP basis	$21,883	$9,273	$(34,980)

Other significant statutory accounting practices follow.

10

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1.  Nature of Operations and Significant Accounting Policies (continued)

Investments

Debt securities, preferred stocks, common stocks and short-term investments are stated at values prescribed by the NAIC, as follows:

Debt securities not backed by other loans are principally stated at amortized cost using the interest method.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from Bloomberg, Trepp, dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except securities that are deemed to be other-than-temporarily impaired and securities that are principal-only or interest-only, which are valued using the prospective method.

Unaffiliated common stocks are reported at fair value utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

Redeemable preferred stocks that have characteristics of debt securities and are rated as high quality or better are reported at cost or amortized cost.  All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value.  Nonredeemable preferred stocks are reported at fair value or lower of cost or fair value utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

There are no restrictions on unaffiliated common or preferred stocks.

Short-term investments include investments with remaining maturities of one year or less at the date of acquisition and are principally stated at amortized cost, which approximates fair value.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost, which approximates fair value.

Joint ventures, partnerships, and limited liability companies are carried at the Company’s interest in the underlying audited GAAP equity of the investee.  Undistributed earnings allocated to the Company are reported in the change in net unrealized capital gains or losses.  Distributions from earnings of the investee are reported as net investment income when received.  Because of the indirect nature of these investments, there is an inherent reduction in transparency and liquidity and increased complexity in valuing the underlying investments.  As a result, these investments are actively managed by Company management via detailed evaluation of the investment performance relative to risk.

11

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1.  Nature of Operations and Significant Accounting Policies (continued)

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment.  A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement.  When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realized value and a realized loss is recognized.

Policy loans are reported at unpaid principal balances.

Realized capital gains and losses are determined using the specific identification method.

Premiums

Life and accident and health premiums are recognized as revenue when due.  Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

Policy Reserves

Life, annuity, and accident and health disability benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Department. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insured and does not return any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Policies issued subject to multiple table substandard extra premiums are valued on the standard reserve basis which recognizes the non-level incidence of the excess mortality costs. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves, or the net premiums exceed the gross premiums on any insurance in-force.

The mean reserve method is used to adjust the calculated terminal reserve to the appropriate reserve at December 31. Mean reserves are determined by computing the regular mean reserve for the plan at the rated age and holding, in addition, one-half of the extra premium charge for the year. Policies issued after July 1st for substandard lives, are charged an extra premium plus the regular premium for the true age. Mean reserves are based on appropriate multiples of standard rates of mortality. An asset is recorded for deferred premiums net of loading to adjust the reserve for modal premium payments.

For substandard table ratings, mean reserves are based on 125% to 500% of standard mortality rates.  For flat extra ratings, mean reserves are based on the standard or substandard mortality rates increased by one to twenty-five deaths per thousand.

12

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1.  Nature of Operations and Significant Accounting Policies (continued)

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula as prescribed by the NAIC. Tabular interest on funds not involving life contingencies was derived from basic data.

The establishment of appropriate reserves is an inherently uncertain process, and there can be no assurance that the ultimate liability will not exceed the Company’s policy reserves and have an adverse effect on the Company’s results of operations and financial conditions.  Due to the inherent uncertainty of estimating reserves, it has been necessary, and may over time continue to be necessary, to revise estimated future liabilities as reflected in the Company’s policy reserves.

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

Securities Lending

At December 31, 2010, the Company has loaned various debt securities, preferred stocks and common stocks as part of a securities lending program administered by The Bank of New York Mellon, of which the fair value is $86.4 million and $98.4 million in the general and separate account, respectively.  At December 31, 2009, the Company had loaned various US Treasury securities and corporate bonds as part of a securities lending program administered by The Bank of New York Mellon, of which the fair value was $2.1 million and $16.3 million in the general and separate account, respectively.  The Company maintains effective control over all loaned securities and, therefore, continues to report such securities as invested assets in the balance sheets.  There is no difference in the policy and procedures for the separate account.

The Company requires at the initial transaction that the fair value of the cash collateral received must be equal to 102% of the fair value of the loaned securities.  The Company monitors the ratio of the fair value of the collateral to loaned securities to ensure it does not fall below 100%.  If the fair value of the collateral falls below 100% of the fair value of the securities loaned, the Company non-admits that portion of the loaned security.  At December 31, 2010 and 2009, the Company did not non-admit any portion of the loaned securities.  The Company reports all collateral on the balance sheet with an offsetting liability recognized for the obligation to return the collateral.  Collateral for the securities lending program is either managed by an affiliated agent of the Company or is managed by the Bank of New York Mellon, an unaffiliated agent.  Collateral managed by an affiliated agent is invested primarily in investment-grade debt securities and cash equivalents and is included in the applicable amount on the balance sheets because the funds are available for the general use of the Company.  Collateral managed by an unaffiliated agent is invested in cash equivalents and is included in securities lending reinvested collateral assets on the balance sheet at December 31, 2010.  At December 31, 2009, the collateral managed by an unaffiliated agent was not reported on the balance sheet because it was not available for the general use of the Company. (See the Accounting Changes section in Note 1 for further discussion).

13

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1.  Nature of Operations and Significant Accounting Policies (continued)

At December 31, 2010, the collateral for all securities on loan could be requested to be returned on demand by the borrower.  At December 31, 2010, the fair value of the total collateral is $89.8 million and $102.0 million, in the general and separate account, respectively, which is all managed by an unaffiliated agent.  At December 31, 2009, the fair value of the total collateral was $2.1 million and $16.7 million, in the general and separate account, respectively, which was all managed by an unaffiliated agent.  The Company receives cash collateral in an amount in excess of the fair value of the securities loaned.  The Company reinvests the cash collateral primarily in investment-grade debt securities and cash equivalents.  The aggregate collateral broken out by maturity date is as follows:

	Amortized Cost	Fair Value
(in thousands)
Open	$—	$—
30 Days or less	189,292	191,844
31 to 60 Days	—	—
61 to 90 Days	—	—
91 to 120 Days	—	—
121 to 180 Days	—	—
181 to 365 Days	—	—
1 to 2 Years	—	—
2 to 3 Years	—	—
Greater Than 3 Years	—	—
Total Collateral	$189,292	$191,844

At December 31, 2010, all of the collateral held for the securities lending program was invested in tradable securities that could be sold and used to pay for the $189.4 million in collateral calls that could come due under a worst-case scenario where all collateral was called simultaneously.

Separate Accounts

Separate account assets and liabilities reported in the accompanying balance sheets represent funds that are separately administered, principally for non-guaranteed variable annuity contracts and guaranteed market value adjustment annuity contracts. Assets held in the separate account supporting variable annuities are carried at fair value. Assets held in the separate account supporting market value adjusted annuities are carried at the general account basis. All separate account assets are considered legally insulated from the general account. Surrender charges collectible by the general account in the event of annuity contract surrenders are reported as a negative liability rather than an asset. Policy related activity involving cash flow, such as premiums and benefits, are reported in the accompanying statements of operations in separate line items combined with related general account amounts. Investment income and interest credited on deposits held in guaranteed separate accounts are included in the accompanying statements of operations as a net amount included in net transfers to (from) separate accounts.

14

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1.  Nature of Operations and Significant Accounting Policies (continued)

The Company receives administrative fees for managing the nonguaranteed separate accounts and other fees for assuming mortality and certain expense risks.

Effective January 1, 2008, the Company changed the method of accounting for assets and liabilities in its separate account related to market value adjusted annuity products from market value accounting to book value accounting. The Company recorded a decrease to surplus of $8.3 million as a result of changing the method of accounting on the assets through the change in surplus in separate accounts line on the statement of changes in capital and surplus and an increase to surplus of $10.1 million as a result of changing the method of accounting on the liabilities through change in reserve on account of change in valuation bases on the statement of changes in capital and surplus.

Federal Income Taxes

Western and Southern files a consolidated income tax return with its eligible subsidiaries, including the Company. The provision for federal income taxes is allocated to the Company using a separate return method based upon a written tax sharing agreement. The benefits from losses of subsidiaries, which are utilized in the consolidated return, will be retained by the subsidiaries under the tax sharing agreement.  Western and Southern pays all federal income taxes due for all members of the consolidated group.  The Company will then charge or reimburse, as the case may be, the members of the group an amount consistent with the method described in the tax sharing agreement.

The Company includes interest and penalties in the federal income tax line on the statements of operations.

Accounting Changes

Effective December 31, 2010, the Company adopted Statement of Statutory Accounting Principles No. 91-Revised, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (SSAP 91R).  In accordance with SSAP 91R, the Company changed the method of reporting securities lending transactions.  SSAP 91R requires collateral received which may be sold or repledged to be reflected on the balance sheet, along with the obligation to return the collateral.  Collateral received which may not be sold or repledged is not recorded on the balance sheet. For securities lending transactions reported on the balance sheet, the collateral received and the reinvestment of that collateral by an affiliated agent is reflected with the invested assets on the balance sheet based on the type of investment and an offsetting liability is recognized for the obligation to return the collateral.  The collateral received and the reinvestment of that collateral by an unaffiliated agent must be reflected as a one-line entry on the balance sheet and an offsetting liability is recognized for the obligation to return the collateral.  Prior to the adoption of SSAP 91R, the Company did not reflect collateral reinvested by an unaffiliated agent on the balance sheet.  At December 31, 2010, SSAP 91R resulted in an increase in securities lending reinvested collateral assets of $88.5 million and an increase in the obligation to return the collateral of $88.5 million.

15

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1.  Nature of Operations and Significant Accounting Policies (continued)

Effective December 31, 2010, the Company adopted Statement of Statutory Accounting Principles No. 100, Fair Value Measurements (SSAP 100).  SSAP 100 establishes a framework for measuring fair value under current statutory accounting pronouncements that require or permit fair value measurement.  SSAP 100 retains the price notion in the definition of fair value, but clarifies that the exchange price is the price in an orderly transaction between market participants to sell the asset or transfer the liability in the most advantageous market for that asset or liability.  SSAP 100 also clarifies that fair value measurement should be based on market, not entity specific, assumptions that include an adjustment for risk if the market would use such an adjustment in pricing.  SSAP 100 also establishes a three-level fair value measurement hierarchy that prioritizes the inputs to valuation techniques used to measure fair value.  The highest priority is given to quoted market prices and the lowest priority to unobservable inputs where there is little or no market activity for the asset or liability.  The adoption of SSAP 100 did not have a material impact on the Company’s financial statements.  See Note 20 for further information.

Effective July 1, 2009, the Company adopted Statement of Statutory Accounting Principles No. 43-Revised, Loan-backed and Structured Securities (SSAP 43R).  In accordance with SSAP 43R, the Company changed the method of evaluating and reporting loan-backed and structured securities for which an other-than-temporary impairment may exist.  SSAP 43R requires loan-backed and structured securities in an unrealized loss position which the Company intends to sell or does not have the intent and ability to hold until recovery to be written down to fair value as a realized loss.  SSAP 43R requires loan-backed and structured securities in an unrealized loss position which the Company has the intent and ability to hold until recovery to be written down to the extent the present value of expected future cash flows is lower than the amortized cost.  SSAP 43R also requires a one time cumulative effect adjustment to change the amortized cost of loan-backed and structured securities to the present value of expected future cash flows at July 1, 2009, for securities still held where an other-than-temporary impairment was previously recognized under SSAP 43, Loan-backed and Structured Securities, or for securities where discounting to present value caused the expected future cash flows to be less than amortized cost at July 1, 2009.  As a result, the Company recorded a cumulative effect adjustment in the amounts of $2.9 million and $7.9 million through the cumulative effect of changes in accounting principle on the statements of changes in capital and surplus which represents the increase to unassigned surplus from the adoption of SSAP 43R for the general account and separate account, respectively.  The cumulative effect adjustment is net of federal income taxes of $1.5 million for the general account and $4.3 million for the separate account.  SSAP 43R resulted in an increase in bonds of $4.4 million, an increase in separate account assets of  $12.2 million and a decrease in deferred tax assets of $5.8 million.

16

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1.  Nature of Operations and Significant Accounting Policies (continued)

Effective December 31, 2009, the Company adopted Statement of Statutory Accounting Principles 10R, Income Taxes — Revised, A Temporary Replacement of SSAP No. 10 (SSAP 10R).  SSAP 10R amends the deferred tax asset admittance test set forth in SSAP 10, Income Taxes, by using a three year realization threshold and a fifteen percent of statutory capital and surplus threshold in applying the standard.  The adoption of SSAP 10R resulted in an increase to statutory surplus of $5.2 million at December 31, 2009.  SSAP 10R is effective for 2009, 2010 and 2011 financial statements only.  SSAP 10 will be reinstated as authoritative guidance over the reporting of income taxes if subsequent guidance regarding the admissibility of deferred tax assets is not adopted before the end of the effective period.

In 2009, the Company changed the statutory reserve valuation for variable annuity reserves related to product guarantees in accordance with Actuarial Guideline 43 VACARVM.  New York Insurance Department Regulation 151 requires such a change in valuation basis to be recorded as part of the reserve change in the statements of operations.  The Company has recorded a decrease of $6.5 million directly to income as a result of the change in valuation basis through the increase (decrease) in policy reserves and other policyholder funds on the statements of operations.

For the year beginning January 1, 2009, the Company adopted Statement of Statutory Accounting Principles 99, Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment (SSAP 99).  SSAP 99 supersedes guidance in SSAP 26, Bonds, excluding Loan-backed and Structured Securities, SSAP 32, Investments in Preferred Stock, SSAP 43, Loan-backed and Structured Securities, and amends SSAP 34, Investment Income Due and Accrued, by establishing guidance for the treatment of discounts related to particular securities following the recognition of an other-than-temporary impairment.  SSAP 99 establishes that the fair value of the security at the measurement date becomes the new cost basis of the security and that subsequent recoveries in fair value are to be amortized over the remaining life of the security in the prospective manner based on future estimated cash flows for debt securities and redeemable preferred stocks and based on the projected remaining period of principal repayment for loan-backed and structured securities.  This treatment is a change from previous guidance that did not permit recognition of recoveries in fair value until a security was sold or matured.  The adoption of SSAP 99 is prospective.

Reclassifications

Certain prior year amounts in the Company’s statutory basis financial statements have been reclassified to conform to the 2010 financial statement presentation.

17

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1.  Nature of Operations and Significant Accounting Policies (continued)

Subsequent Events

The Company recognizes in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the Balance Sheet date.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Company is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements on April 25, 2011.

18

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

2.  Investments

The book/adjusted carrying value and fair value of the Company’s investments in debt securities are summarized as follows:

	Book/ Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in thousands)
At December 31, 2010:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$77,813	$898	$(1,934)	$76,777
Debt securities issued by states of the U.S. and political subdivisions of the states	44,697	692	(593)	44,796
Corporate securities	1,291,666	118,619	(4,271)	1,406,014
Commercial mortgage-backed securities	210,274	10,931	(534)	220,671
Residential mortgage-backed securities	292,034	10,922	(22,431)	280,525
Asset-backed securities	38,642	493	(2,906)	36,229
Total	$1,955,126	$142,555	$(32,669)	$2,065,012

At December 31, 2009:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$41,792	$216	$(159)	$41,849
Debt securities issued by states of the U.S. and political subdivisions of the states	34,425	235	(414)	34,246
Corporate securities	1,193,687	83,095	(11,077)	1,265,705
Commercial mortgage-backed securities	159,418	4,481	(1,107)	162,792
Residential mortgage-backed securities	279,915	6,438	(45,931)	240,422
Asset-backed securities	33,438	—	(3,585)	29,853
Total	$1,742,675	$94,465	$(62,273)	$1,774,867

19

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

2.  Investments (continued)

At December 31, 2010 and 2009, the Company held unrated or less-than-investment grade corporate debt securities with a book value of $199.9 million and $165.9 million, respectively, and an aggregate fair value of $197.9 million and $146.5 million, respectively.  Such holdings amount to 10.2% and 9.5%, respectively, of the Company’s investment in debt securities and 4.1% and 3.7%, respectively, of the Company’s total admitted assets as December 31, 2010 and 2009.  The Company performs periodic evaluations of the relative credit standing of the issuers of these debt securities.  The Company considers these evaluations in its overall investment strategy.

The unrealized gains and unrealized losses on, and the cost and fair value of preferred and common stocks are as follows:

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in thousands)
At December 31, 2010:
Preferred stocks	$—	$—	$—	$—

Common stocks, unaffiliated	$18,528	$—	$(1,210)	$17,318

At December 31, 2009:
Preferred stocks	$—	$—	$—	$—

Common stocks, unaffiliated	$18,528	$—	$(4,392)	$14,136

20

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

2.  Investments (continued)

The following table shows gross unrealized losses and fair values, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than or Equal To 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(in thousands)
At December 31, 2010:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$(1,934)	$38,970	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	(593)	24,396	—	—
Corporate securities	(2,801)	96,099	(1,470)	17,866
Commercial mortgage-backed securities	(534)	42,450	—	—
Residential mortgage-backed securities	(590)	51,316	(21,841)	102,155
Asset-backed securities	—	—	(2,906)	28,942
Total	$(6,452)	$253,231	$(26,217)	$148,963

Preferred stocks	$—	$—	$—	$—
Common stocks, unaffiliated	$—	$—	$(1,210)	$17,318

21

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

2.  Investments (continued)

	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than or Equal To 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(in thousands)
At December 31, 2009:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$(159)	$39,586	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	(325)	11,823	(89)	2,206
Corporate securities	(1,269)	82,994	(9,808)	76,015
Commercial mortgage-backed securities	(409)	29,401	(698)	12,669
Residential mortgage-backed securities	(2,081)	20,616	(43,850)	117,107
Asset-backed securities	—	—	(3,585)	29,814
Total	$(4,243)	$184,420	$(58,030)	$237,811

Preferred stocks	$—	$—	$—	$—
Common stocks, unaffiliated	$—	$—	$(4,392)	$14,136

Investments that are impaired at December 31, 2010 and 2009, for which other-than-temporary impairments have not been recognized, consist mainly of corporate debt securities and residential mortgage-backed securities.  The impairment of these securities has been deemed temporary due to the assigned rating and the typical fair value fluctuations of these particular securities in the marketplace, as well as the Company’s intent and ability to hold the securities to recovery, or in the case of interest rate related declines, lack of intent to sell the securities.  For residential mortgage-backed securities, the determination of temporary impairment was also based on an evaluation of the present value of expected future cash flows, which were greater than the book adjusted/carrying values of the securities.  The aggregated unrealized loss is approximately 7.5% and 13.2% of the carrying value of these securities at December 31, 2010 and 2009, respectively. At December 31, 2010, there were a total of 185 securities held that are considered temporarily impaired, of which 86 have been impaired for 12 months or longer.  At December 31, 2009, there were a total of 218 securities held that were considered temporarily impaired, 86 of which had been impaired for 12 months or longer.  The Company recorded other-than-temporary impairments on securities of $3.9 million, $17.3 million and $19.3 million for the years ended December 31, 2010, 2009 and 2008, respectively.

22

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

2.  Investments (continued)

The following is a list of each loan-backed security with a recognized other-than-temporary impairment (OTTI) for the year ended December 31, 2010, and the six month period ended December 31, 2009, where the present value of future cash flows expected to be collected was less than the amortized cost basis of the securities:

CUSIP	Book/Adj Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Future Cash Flows	Recognized Other- Than- Temporary Impairment	Amortized Cost After Other- Than- Temporary Impairment	Fair Value	Date of Other- Than- Temporary Impairment
	(in thousands)
For the year ended December 31, 2010:
32052RAX8	$754	$601	$153	$601	$505	12/31/2010
74922EAF6	817	792	25	792	642	12/31/2010
75970JAD8	405	366	39	366	320	12/31/2010
75970QAD2	1,601	1,552	49	1,552	1,214	12/31/2010
872225AF4	1,450	844	606	844	538	12/31/2010
939344AL1	174	153	21	153	96	12/31/2010
75970QAD2	1,800	1,632	168	1,632	1,299	9/30/2010
12668BYF4	2,621	2,467	154	2,467	1,922	9/30/2010
021468AG8	948	875	73	875	674	6/30/2010
02150EAN3	880	768	112	768	683	6/30/2010
12543PAQ6	811	701	110	701	613	6/30/2010
52520QAG9	4,328	3,937	391	3,937	3,480	6/30/2010
61749WAK3	817	762	55	762	514	6/30/2010
872225AF4	2,681	1,425	1,256	1,425	845	6/30/2010
Total	$20,087	$16,875	$3,212	$16,875	$13,345

For the six month period ended December 31, 2009:

02151CAQ9	$3,120	$2,965	$155	$2,965	$2,056	12/31/2009
059469AF3	994	963	31	963	686	12/31/2009
05950NBU1	1,515	658	857	658	1,148	12/31/2009
12668BYF4	2,757	2,623	134	2,623	2,065	12/31/2009
225470M67	943	873	70	873	632	12/31/2009
251513AQ0	831	655	176	655	566	12/31/2009
32052RAX8	1,185	820	365	820	797	12/31/2009
52522HAN2	1,951	1,734	217	1,734	1,225	12/31/2009

23

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

2.  Investments (continued)

CUSIP	Book/Adj Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Future Cash Flows	Recognized Other- Than- Temporary Impairment	Amortized Cost After Other- Than- Temporary Impairment	Fair Value	Date of Other- Than- Temporary Impairment
	(in thousands)
For the six month period ended December 31, 2009 (continued):

761118MD7	2,863	2,729	134	2,729	1,925	12/31/2009
93934FEQ1	6,864	6,508	356	6,508	5,914	12/31/2009
93935WAD6	4,720	4,502	218	4,502	3,313	12/31/2009
05950NBU1	2,153	1,579	574	1,579	1,156	9/30/2009
12543PAQ6	889	809	80	809	602	9/30/2009
32052RAX8	1,730	1,198	532	1,198	823	9/30/2009
32056FAG7	302	72	230	72	63	9/30/2009
40432BBH1	553	171	382	171	152	9/30/2009
872225AF4	4,485	2,768	1,717	2,768	1,205	9/30/2009
Total	$37,855	$31,627	$6,228	$31,627	$24,328

The Company had no other-than-temporary impairments on loan-backed securities for the year ended December 31, 2010, and the six month period ended December 31, 2009, due to the intent to sell the security or the inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis of the security.

A summary of the cost or amortized cost and fair value of the Company’s debt securities at December 31, 2010, by contractual maturity, is as follows:

	Book/Adjusted Carrying Value	Fair Value
	(in thousands)
Years to maturity:
One or less	$51,275	$51,805
After one through five	567,468	606,283
After five through ten	647,574	707,380
After ten	147,859	162,119
Mortgage-backed securities/Asset-backed securities	540,950	537,425
Total	$1,955,126	$2,065,012

24

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

2.  Investments (continued)

The expected maturities in the foregoing table may differ from the contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties and because asset-backed and mortgage-backed securities (including floating-rate securities) provide for periodic payments throughout their lives.

Proceeds from the sales of investments in debt securities during 2010, 2009 and 2008 were $119.8 million, $177.7 million, and $158.7 million; gross gains of $4.7 million, $6.1 million, and $0.8 million, and gross losses of $0.2 million, $1.7 million, and $5.0 million were realized on these sales in 2010, 2009, and 2008, respectively.

Proceeds from the sales of investments in equity securities during 2010, 2009 and 2008 were $0.1 million, $0.0 million, and $5.5 million; gross gains of $0.0 million, $0.0 million, and $0.0 million and gross losses of $0.0 million, $0.0 million, and $0.3 million were realized on these sales in 2010, 2009, and 2008, respectively.

Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR as follows for the years ended December 31:

	2010	2009	2008
	(in thousands)
Realized capital gains (losses)	$1,890	$(12,706)	$(23,800)
Less amount transferred to IMR (net of related taxes (benefits) of $2,004 in 2010, $732 in 2009 and $(1,198) in 2008)	3,721	1,359	(2,224)
Less federal income tax expense (benefit) of realized capital gains (losses)	2,126	9	1,120
Net realized capital gains (losses)	$(3,957)	$(14,074)	$(22,696)

25

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

2.  Investments (continued)

Net investment income consisted of the following for the years ended December 31:

	2010	2009	2008
	(in thousands)
Debt securities	$104,499	$96,608	$68,529
Equity securities	—	—	2,232
Mortgage loans	1,858	710	244
Policy loans	3,312	3,232	3,205
Cash, cash equivalents and short-term investments	179	375	893
Other invested assets	955	553	—
Other	223	59	151
Gross investment income	111,026	101,537	75,254
Investment expenses	2,110	1,780	1,565
Net investment income	$108,916	$99,757	$73,689

The Company’s investments in mortgage loans principally involve commercial real estate. At December 31, 2010, 100% of such mortgages, or $27.2 million, involved properties located in Ohio and Illinois.  Such investments consist of primarily first mortgage liens on completed income-producing properties.  The aggregate mortgage outstanding to any one borrower does not exceed $23.5 million.  During 2010, no new mortgage loans were issued.  At the issuance of a loan, the percentage of any one loan to value of security, exclusive of insured, guaranteed or purchase money mortgage did not exceed 80%.  During 2010, the Company did not reduce interest rates on any outstanding mortgages.

At December 31, 2009, the Company had an investment in a debt security which contained an underlying host instrument and underlying credit derivatives.  The debt security contained risk characteristics similar to a basket of high yield debt securities which allows diverse exposure to the high yield market while providing for better asset/liability matching and better liquidity compared to individual direct investments. The investment is included in debt securities on the balance sheet and had a book value of $18.8 million at December 31, 2009.  The investment had a fair value of $20.2 million at December 31, 2009.  At December 31, 2009, the debt security was rated B3 by Moody’s and had a stated maturity of June 2013. The maximum loss the Company could incur as of December 31, 2009, was equal to the security’s book value.  At December 31, 2010, the debt security is no longer held by the Company.

26

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

3.  Fair Values of Financial Instruments

Included in various investment-related line items in the financial statements are certain financial instruments carried at fair value.  Other financial instruments are periodically measured at fair value, such as when impaired or, for certain bonds and preferred stocks, when carried at the lower of cost or market.

The Company uses fair value measurements to record the fair value of certain assets and liabilities and to estimate the fair value of financial instruments not recorded at fair value but required to be disclosed at fair value.  Certain financial instruments, particularly policyholder liabilities other than investment-type contracts, are excluded from this fair value discussion.

Fair value is defined as the price that would be received to sell an asset or transfer a liability in an orderly transaction between market participants at the measurement date. The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on the following hierarchy that prioritizes inputs to valuation techniques used to measure fair value into three levels.  The Company’s policy is to recognize transfers in and transfers out of levels at the end of the reporting period.

•                  Level 1 — Quoted prices (unadjusted) in active markets for identical assets or liabilities. The Company’s Level 1 assets and liabilities primarily include exchange traded equity securities and mutual funds, including those which are part of the Company’s separate account assets.

•                  Level 2 — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  The Company does not have any assets or liabilities carried at fair value that meet the definition of Level 2.

•                  Level 3 — Significant unobservable inputs for the asset or liability. The Company’s Level 3 assets and liabilities primarily include NAIC rated 6 residential mortgage-backed securities representing subordinated tranches in securitization trusts containing residential mortgage loans originated during the period of 2005 to 2007.  These securities are currently rated below investment grade.  To measure fair value, the Company used an internal fair value model to estimate future cash flows and then discounts the expected future cash flows using the current market rates applicable to the coupon rate, credit risk, and weighted-average-life of the investments. The internal fair value model uses both market-based data and data specific to the underlying loans of each security in determining assumptions for default probabilities, loss severities and prepayment speeds to determine the estimated future cash flows for each security.

The following discussion describes the valuation methodologies utilized by the Company for assets and liabilities measured or disclosed at fair value. Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including discount rates, estimates of timing, amount of expected future cash flows and the credit

27

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

3.  Fair Values of Financial Instruments (continued)

standing of the issuer. Such estimates do not consider the tax impact of the realization of unrealized gains or losses. For Level 3 investments, the fair value estimates cannot be substantiated by comparison to independent markets. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument. As described below, certain fair values are determined through the use of third-party pricing services. Management does not adjust prices received from third parties; however, we do analyze the third-party pricing services’ valuation methodologies and related inputs and perform additional evaluation to determine the appropriate level within the fair value hierarchy.  Care should be exercised in deriving conclusions about the Company’s business, its value or financial position based on the fair value information of financial instruments presented below.

Debt Securities

The fair values of actively traded debt securities have been determined through the use of third-party pricing services utilizing market observable inputs.  Less liquid private placement securities, auction rate securities and asset/mortgage-backed securities for which the Company does not receive public quotations or if the Company deems the quotations to reflect distressed sales are valued using either broker quotes or by discounting the expected cash flows using current market-consistent rates applicable to the yield, credit quality and maturity of each security.

Equity Securities

The fair values of actively traded equity securities have been determined utilizing publicly quoted prices obtained from third-party pricing services. The fair values of certain equity securities for which no publicly quoted prices are available have been determined through the use of third-party pricing services utilizing market observable inputs. Actively traded mutual funds are valued using the net asset values of the funds.

Mortgage Loans

The fair values for mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, at interest rates currently being offered for similar loans collateralized by properties with similar investment risk.  The fair values for mortgage loans in default are established at the lower of the fair value of the underlying collateral less costs to sell or the carrying amount of the loan.

Cash, Cash Equivalents and Short-Term Investments

The fair values of cash, cash equivalents and short-term investments are based on quoted market prices.

28

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

3.  Fair Values of Financial Instruments (continued)

Securities Lending Reinvested Collateral Assets

The fair value of securities lending reinvested collateral assets are from third-party sources utilizing publicly quoted prices.

Assets Held in Separate Accounts

Assets held in separate accounts primarily include debt securities, equity securities, mutual funds and mortgage loans.  The fair values of these assets have been determined using the same methodologies as for debt securities, equity securities and mortgage loans.

Reserves

The fair value of liabilities for investment-type contracts is based on the present value of estimated liability cash flows.  Present values reflect the Company’s margin for uncertainty of the timing of liability cash flows.  Key assumptions to the cash flow model include the timing of policyholder withdrawals and the level of interest credited to contract balances.

Fair values for insurance reserves are not required to be disclosed. However, the estimated fair values of all insurance reserves and investment contracts are taken into consideration in the Company’s overall management of interest rate risk.

Securities Lending Liability

The liability represents the Company’s obligation to return collateral related to securities lending transactions.  The liability short-term in nature and therefore, the fair value of the obligation approximates the carrying amount.

29

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

3.  Fair Values of Financial Instruments (continued)

At December 31, 2009, the Company held financial instruments which were measured at fair value on a non-recurring basis, which primarily included NAIC 6 debt securities required to be reported at the lower of cost or fair value.  At December 31, 2010, SSAP 100 clarified that securities reported at the lower of cost or fair value based on NAIC designation should be classified as recurring regardless if the security was reported in the previous period at amortized cost.  Therefore, additional financial instruments have been included on the reconciliation for assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2010.  The additional financial instruments may cause the January 1, 2010 beginning asset/(liability) to differ from the December 31, 2009 ending asset/(liability).  (See the Accounting Changes section in Note 1 for further discussion.)

Assets and liabilities measured at fair value on a recurring basis are outlined below:

	Assets/ (Liabilities) Measured at	Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(in thousands)
At December 31, 2010:
Assets:
Commercial mortgage-backed securities	$39	$—	$—	$39
Residential mortgage-backed securities	4,117	—	—	4,117
Common stocks, unaffiliated	17,318	17,318	—	—
Separate account assets*	425,347	425,232	—	115
Total assets	$446,821	$442,550	$—	$4,271

At December 31, 2009:
Assets:
Common stocks, unaffiliated	$14,136	$14,136	$—	$—
Separate accounts assets*	403,998	403,998	—	—
Total assets	$418,134	$418,134	$—	$—

*            Separate account assets measured at fair value in this table do not include assets backing market value adjusted annuities, which are held at amortized cost.

There were no significant transfers between Level 1 and Level 2 of the fair value hierarchy.

30

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

3.  Fair Values of Financial Instruments (continued)

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2010, is as follows:

	Beginning Asset/ (Liability) as of	Total Realized/Unrealized Gains (Losses) Included in:		Purchases, Sales, Issuances	Transfers	Ending Asset/ (Liability) as of	Changes in Unrealized Gains (Losses) Included in Net Income Related to
	January 1, 2010	Net Income	Surplus	and Settlements	In (Out) of Level 3	December 31, 2010	Positions Still Held
	(in thousands)
Assets:
Commercial mortgage-backed securities	$39	$—	$—	$—	$—	$39	$—
Residential mortgage-backed securities	5,129	(2,005)	1,770	(777)	—	4,117	—
Separate account assets	380	—	26	(291)	—	115	—
Total assets	$5,548	$(2,005)	$1,796	$(1,068)	$—	$4,271	$—

The Company had no assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2009.

The Company did not have any significant assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2010 and 2009.

31

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

3.  Fair Values of Financial Instruments (continued)

The carrying amounts and fair values of the Company’s significant financial instruments follow.

	December 31, 2010		December 31, 2009
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(in thousands)
Assets:
Debt securities	$1,955,126	$2,065,012	$1,742,675	$1,774,867
Common stocks, unaffiliated	17,318	17,318	14,136	14,136
Mortgage loans	27,188	28,857	27,552	27,873
Cash, cash equivalents and short-term investments	20,810	20,810	23,426	23,426
Securities lending reinvested collateral assets	88,486	89,813	—	—
Separate account assets	2,613,474	2,732,087	2,516,102	2,552,252

Liabilities:
Life and annuity reserves for investment-type contracts and deposit fund liabilities	$1,669,204	$1,793,246	$1,503,421	$1,617,644
Securities lending liability	88,624	88,624	—	—
Separate account liabilities*	2,005,588	2,223,572	2,069,400	2,288,650

*            Variable annuity contracts are considered insurance contracts and therefore, are not included in separate account liabilities for purposes of this disclosure.

32

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

4.  Related Party Transactions

Western and Southern, Fort Washington and IFS Financial Services perform certain administrative and special services for the Company to assist with its business operations.  These services include tax compliance and reporting, payroll functions, administrative support services, and investment functions. During 2010, the Company paid $7.9 million, $1.8 million and $5.7 million to Western and Southern, Fort Washington, and IFS, respectively. During 2009, the Company paid $7.7 million, $1.5 million and $5.0 million to Western and Southern, Fort Washington, and IFS, respectively.  During 2008, the Company paid $7.3 million, $1.3 million and $5.4 million to Western and Southern, Fort Washington, and IFS, respectively. The charges for services are considered reasonable and in accordance with the requirements of applicable insurance law and regulations.

The Company received $11.7 million in capital contributions from Integrity during 2009.  The capital contributions consisted of $6.7 million in cash, which was received on March 24, 2009 and $5.0 million in cash, which was accrued for on December 31, 2009.  The cash was received on January 11, 2010.  The Company received $94.2 million in capital contributions from Integrity during 2008.  The capital contributions consisted of $20.0 million in cash, which was received on June 30, 2008, $18.5 million in common stocks at fair value, which were received on August 25, 2008, and $35.6 million in debt securities at fair value and $20.0 million in cash, which were received on December 29, 2008.  The Company paid no dividends during 2010, 2009 and 2008.

33

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

5.  Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements.  The ceded insurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within capital resources.

The effects of reinsurance on premiums, annuity considerations and deposit-type funds are as follows for the years ended December 31:

	2010	2009	2008
	(in thousands)
Direct premiums	$346,414	$552,695	$757,664
Assumed premiums:
Affiliates	—	—	—
Non-affiliates	—	—	1,307
Ceded premiums:
Affiliates	—	—	—
Non-affiliates	(149)	(168)	(179)
Net premiums	$346,265	$552,527	$758,792

The Company’s ceded reinsurance arrangements reduced other certain items in the accompanying financial statements by the following amounts as of and for the years ended December 31:

	2010	2009	2008
	(in thousands)
Benefits paid or provided:
Affiliates	$—	$—	$—
Non-affiliates	394	489	418
Policy and contract liabilities:
Affiliates	—	—	—
Non-affiliates	1,457	2,335	2,120

In 2010 and 2009, the Company did not commute any ceded reinsurance nor did it enter into or engage in any agreement that reinsures policies or contracts that were in-force or had existing reserves as of the effective date of such agreements.

Neither the Company nor any of its related parties control, directly or indirectly, any reinsurers with whom the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2010, there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected.  The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

There would be no reduction in surplus at December 31, 2010, if all reinsurance ceded agreements were cancelled.

34

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

6.  Federal Income Taxes

The Company is included in the consolidated federal income tax return of Western and Southern. The Company had a receivable (payable) from (to) Western and Southern in the amount of $(2.8) million and $0.3 million at December 31, 2010 and 2009, respectively.  The tax years of 2010, 2009 and 2008 remain subject to examination by major tax jurisdictions.

The amount of federal income taxes incurred that will be available for recoupment at December 31, 2010 in the event of future net losses is $14.8 million, $0.5 million, and $0.0 million from 2010, 2009, and 2008, respectively.

The change in net deferred income taxes is comprised of the following:

		Ordinary	Capital	Total
		(in thousands)
2010:
(a)	Gross deferred tax assets	$25,249	$5,844	$31,093
(b)	Statutory valuation allowance adjustment	—	—	—
(c)	Adjusted gross deferred tax assets (a – b)	25,249	5,844	31,093
(d)	Deferred tax liabilities	8,147	5,276	13,423
(e)	Net deferred tax assets (c – d)	17,102	568	17,670
(f)	Deferred tax assets nonadmitted	2,972	—	2,972
(g)	Net admitted deferred tax assets (e – f)	$14,130	$568	$14,698

		Ordinary	Capital	Total
		(in thousands)
2009:
(a)	Gross deferred tax assets	$26,047	$6,925	$32,972
(b)	Statutory valuation allowance adjustment	—	—	—
(c)	Adjusted gross deferred tax assets (a – b)	26,047	6,925	32,972
(d)	Deferred tax liabilities	6,608	5,710	12,318
(e)	Net deferred tax assets (c – d)	19,439	1,215	20,654
(f)	Deferred tax assets nonadmitted	6,902	—	6,902
(g)	Net admitted deferred tax assets (e – f)	$12,537	$1,215	$13,752

		Ordinary	Capital	Total
		(in thousands)
Change:
(a)	Gross deferred tax assets	$(798)	$(1,081)	$(1,879)
(b)	Statutory valuation allowance adjustment	—	—	—
(c)	Adjusted gross deferred tax assets (a – b)	(798)	(1,081)	(1,879)
(d)	Deferred tax liabilities	1,539	(434)	1,105
(e)	Net deferred tax assets (c – d)	(2,337)	(647)	(2,984)
(f)	Deferred tax assets nonadmitted	(3,930)	—	(3,930)
(g)	Net admitted deferred tax assets (e – f)	$1,593	$(647)	$946

35

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

6.  Federal Income Taxes (continued)

The Company has elected to admit DTAs pursuant to paragraph 10.e. of SSAP No. 10R, Income Taxes — A Temporary Replacement of SSAP No. 10.  The current period election does not differ from the prior period election.

The following table provides the increased amount by tax character, and the change in such, of admitted adjusted gross DTAs as the result of the application of paragraph 10.e. of SSAP No. 10R, Income Taxes — A Temporary Replacement of SSAP No. 10:

	2010	2009	Change
	(in thousands)
Increase (decrease) in deferred tax assets admitted from SSAP 10R, para. 10.e.	$5,168	$5,239	$(71)

		Ordinary	Capital	Total
		(in thousands)
2010:
Admission calculation components SSAP 10R, Paragraphs 10.a, 10.b, and 10.c:
(a)	SSAP 10R, Paragraph 10.a.	$7,261	$2,269	$9,530
(b)	SSAP 10R, Paragraph 10.b. (lesser of para. 10.b.i. and 10.b.ii. below)	—	—	—
(c)	SSAP 10R, Paragraph 10.b.i.	—	—	—
(d)	SSAP 10R, Paragraph 10.b.ii.			22,747
(e)	SSAP 10R, Paragraph 10.c.	9,848	3,575	13,423
(f)	Total (a + b + e)	$17,109	$5,844	$22,953

Admission calculation components SSAP 10R, Paragraph 10.e.:

(g)	SSAP 10R, Paragraph 10.e.i.	$12,429	$2,269	$14,698
(h)	SSAP 10R, Paragraph 10.e.ii. (lesser of para. 10.e.ii.a. and 10.e.ii.b. below)	—	—	—
(i)	SSAP 10R, Paragraph 10.e.ii.a.	—	—	—
(j)	SSAP 10R, Paragraph 10.e.ii.b.			34,121
(k)	SSAP 10R, Paragraph 10.e.iii.	9,848	3,575	13,423
(l)	Total (g + h + k)	$22,277	$5,844	$28,121

Total adjusted capital and the RBC authorized control level used in the SSAP 10R, paragraph 10.d. evaluation were as follows:

(m)	Total adjusted capital	$271,597
(n)	RBC authorized control level	$38,417

36

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

6.  Federal Income Taxes (continued)

		Ordinary	Capital	Total
		(in thousands)
2009:
Admission calculation components SSAP 10R, Paragraphs 10.a, 10.b, and 10.c:
(a)	SSAP 10R, Paragraph 10.a.	$1,500	$9	$1,509
(b)	SSAP 10R, Paragraph 10.b. (lesser of para. 10.b.i. and 10.b.ii. below)	1,304	5,700	7,004
(c)	SSAP 10R, Paragraph 10.b.i.	1,304	5,700	7,004
(d)	SSAP 10R, Paragraph 10.b.ii.			19,588
(e)	SSAP 10R, Paragraph 10.c.	11,102	1,216	12,318
(f)	Total (a + b + e)	$13,906	$6,925	$20,831

Admission calculation components SSAP 10R, Paragraph 10.e.:
(g)	SSAP 10R, Paragraph 10.e.i.	$1,500	$9	$1,509
(h)	SSAP 10R, Paragraph 10.e.ii. (lesser of para. 10.e.ii.a. and 10.e.ii.b. below)	6,543	5,700	12,243
(i)	SSAP 10R, Paragraph 10.e.ii.a.	6,543	5,700	12,243
(j)	SSAP 10R, Paragraph 10.e.ii.b.			29,382
(k)	SSAP 10R, Paragraph 10.e.iii.	11,102	1,216	12,318
(l)	Total (g + h + k)	$19,145	$6,925	$26,070

Total adjusted capital and the RBC authorized control level used in the SSAP 10R, paragraph 10.d. evaluation were as follows:

(m)	Total adjusted capital	$231,492
(n)	RBC authorized control level	$40,007

		Ordinary	Capital	Total
		(in thousands)
Change:
Admission calculation components SSAP 10R, Paragraphs 10.a, 10.b, and 10.c:
(a)	SSAP 10R, Paragraph 10.a.	$5,761	$2,260	$8,021
(b)	SSAP 10R, Paragraph 10.b. (lesser of para. 10.b.i. and 10.b.ii. below)	(1,304)	(5,700)	(7,004)
(c)	SSAP 10R, Paragraph 10.b.i.	(1,304)	(5,700)	(7,004)
(d)	SSAP 10R, Paragraph 10.b.ii.			3,159
(e)	SSAP 10R, Paragraph 10.c.	(1,254)	2,359	1,105
(f)	Total (a + b + e)	$3,203	$(1,081)	$2,122

37

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

6.  Federal Income Taxes (continued)

		Ordinary	Capital	Total
		(in thousands)
Admission calculation components SSAP 10R, Paragraph 10.e.:
(g)	SSAP 10R, Paragraph 10.e.i.	$10,929	$2,260	$13,189
(h)	SSAP 10R, Paragraph 10.e.ii. (lesser of para. 10.e.ii.a. and 10.e.ii.b. below)	(6,543)	(5,700)	(12,243)
(i)	SSAP 10R, Paragraph 10.e.ii.a.	(6,543)	(5,700)	(12,243)
(j)	SSAP 10R, Paragraph 10.e.ii.b.			4,739
(k)	SSAP 10R, Paragraph 10.e.iii.	(1,254)	2,359	1,105
(l)	Total (g + h + k)	$3,132	$(1,081)	$2,051

The changes in total adjusted capital and the RBC authorized control level used in the SSAP 10R, paragraph 10.d. evaluation were as follows:

(m)	Total adjusted capital	$40,105
(n)	RBC authorized control level	$(1,590)

The amount of admitted deferred tax assets, admitted assets, statutory surplus and total adjusted capital in the risk-based capital calculation and the increased amount of deferred tax assets, admitted assets and statutory surplus as a result of the application of SSAP No. 10R, paragraph 10.e. is as follows:

		Ordinary	Capital	Total
		(in thousands)
2010:
SSAP 10R, Paragraphs 10.a., 10.b., and 10.c.:
(a)	Admitted deferred tax assets	$17,109	$5,844	$22,953
(b)	Admitted assets			$4,825,437
(c)	Adjusted statutory surplus *			$246,817
(d)	Total adjusted capital from DTAs			$266,429

Increases due to SSAP 10R, Paragraph 10.e.:

(e)	Admitted deferred tax assets	$5,168	$—	$5,168
(f)	Admitted assets			$5,168
(g)	Statutory surplus			$5,168

38

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

6.  Federal Income Taxes (continued)

		Ordinary	Capital	Total
		(in thousands)
2009:
SSAP 10R, Paragraphs 10.a., 10.b., and 10.c.:
(a)	Admitted deferred tax assets	$13,906	$6,925	$20,831
(b)	Admitted assets			$4,427,206
(c)	Adjusted statutory surplus *			$220,351
(d)	Total adjusted capital from DTAs			$226,253

Increases due to SSAP 10R, Paragraph 10.e.:
(e)	Admitted deferred tax assets	$5,239	$—	$5,239
(f)	Admitted assets			$5,239
(g)	Statutory surplus			$5,239

		Ordinary	Capital	Total
		(in thousands)
Change:
SSAP 10R, Paragraphs 10.a., 10.b., and 10.c.:
(a)	Admitted deferred tax assets	$3,203	$(1,081)	$2,122
(b)	Admitted assets			$398,231
(c)	Adjusted statutory surplus *			$26,466
(d)	Total adjusted capital from DTAs			$40,176

Increases due to SSAP 10R, Paragraph 10.e.:
(e)	Admitted deferred tax assets	$(71)	$—	$(71)
(f)	Admitted assets			$(71)
(g)	Statutory surplus			$(71)

*          As reported on the statutory balance sheet for the most recently filed statement with the Ohio Department of Insurance commissioner adjusted in accordance with SSAP 10R, Paragraph 10.b.ii.

Nonadmitted deferred tax assets (increased) decreased by $3.9 million, $14.0 million and $(19.1) million for the years ended December 31, 2010, 2009 and 2008, respectively.

The impact of tax planning strategies on adjusted gross DTAs and net admitted DTAs for the year ended December 31, 2010, is as follows:

	Ordinary	Capital	Total
Adjusted gross DTA (% of total adjusted gross DTAs)	3.22%	18.79%	22.01%
Net admitted adjusted gross DTAs (% of total net admitted adjusted gross DTAs)	3.56%	20.78%	24.34%

39

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

6.  Federal Income Taxes (continued)

Current income taxes for the years ended December 31, consist of the following major components:

	2010	2009	2008
	(in thousands)
Federal	$12,708	$144	$(11,146)
Foreign	—	—	—
Subtotal	12,708	144	(11,146)
Federal income tax on net capital gains	2,126	8	1,120
Utilization of capital loss carry-forwards	—	—	—
Other	366	1,417	(1,535)
Federal and foreign income taxes incurred	$15,200	$1,569	$(11,561)

The main components of the deferred tax amounts at December 31, are as follows:

			2010	2009	Change
			(in thousands)
Deferred tax assets
(a)	Ordinary:
	(1)	Discounting of unpaid losses	$—	$—	$—
	(2)	Unearned premium revenue	—	—	—
	(3)	Policyholder reserves	14,275	12,994	1,281
	(4)	Investments	2,791	4,337	(1,546)
	(5)	Deferred acquisition costs	8,183	8,716	(533)
	(6)	Policyholder dividends accrual	—	—	—
	(7)	Fixed assets	—	—	—
	(8)	Compensation and benefits accrual	—	—	—
	(9)	Pension accrual	—	—	—
	(10)	Receivables – nonadmitted	—	—	—
	(11)	Net operating loss carry-forward	—	—	—
	(12)	Tax credit carry-forward	—	—	—
	(13)	Other	—	—	—
	(14)	Subtotal	25,249	26,047	(798)
(b)	Statutory valuation allowance adjustment		—	—	—
(c)	Nonadmitted		2,972	6,902	(3,930)
(d)	Admitted ordinary deferred tax assets (a14 – b – c)		22,277	19,145	3,132

40

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

6.  Federal Income Taxes (continued)

			2010	2009	Change
			(in thousands)
Deferred tax assets (continued)
(e)	Capital:
	(1)	Investments	5,844	6,925	(1,081)
	(2)	Net capital loss carry-forward	—	—	—
	(3)	Real estate	—	—	—
	(4)	Other	—	—	—
	(5)	Subtotal	5,844	6,925	(1,081)
(f)	Statutory valuation allowance adjustment		—	—	—
(g)	Nonadmitted		—	—	—
(h)	Admitted capital deferred tax assets (e5 – f – g)		5,844	6,925	(1,081)
(i)	Admitted deferred tax assets ( d + h)		$28,121	$26,070	$2,051

Deferred tax liabilities
(a)	Ordinary:
	(1)	Investments	$2,527	$311	$2,216
	(2)	Fixed assets	—	—	—
	(3)	Deferred and uncollected premium	—	—	—
	(4)	Policyholder reserves	5,620	6,297	(677)
	(5)	Other	—	—	—
	(6)	Subtotal	8,147	6,608	1,539
(b)	Capital:
	(1)	Investments	5,276	5,710	(434)
	(2)	Real estate	—	—	—
	(3)	Other	—	—	—
	(4)	Subtotal	5,276	5,710	(434)
(c)	Deferred tax liabilities (a6 + b4)		$13,423	$12,318	$1,105

Net deferred tax assets (liabilities)			$14,698	$13,752	$946

41

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

6.  Federal Income Taxes (continued)

The Company’s federal income tax expense (benefit) and change in net deferred income taxes differs from the amount obtained by applying the federal statutory rate of 35% to gain from operations before federal income tax expense and net realized capital gains.  The significant differences for the year ended December 31, are as follows (in thousands):

		Effective		Effective		Effective
	2010	Tax Rate	2009	Tax Rate	2008	Tax Rate
Provision computed at statutory rate	$15,894	35.00%	$5,868	35.00%	$(16,359)	(35.00)%
Dividends received deduction	(319)	(0.70)	458	2.73	(1,272)	(2.72)
Tax credits	(74)	(0.16)	(71)	(0.42)	—	0.00
Separate account adjustment	—	0.00	532	3.17	(2,908)	(6.22)
Other	90	0.19	281	1.68	7,272	15.56
Total	$15,591	34.33%	$7,068	42.16%	$(13,267)	(28.38)%

Federal income taxes incurred	$13,074	28.79%	$1,561	9.31%	$(12,681)	(27.13)%
Change in net deferred income taxes*	2,517	5.54	5,507	32.85	(586)	(1.25)
Total statutory income taxes	$15,591	34.33%	$7,068	42.16%	$(13,267)	(28.38)%

*          Excludes change in net deferred income taxes on certain realized gains/losses of $(1,464), ($4,455) and ($9,450) for the years ended December 31, 2010, 2009 and 2008, respectively.

42

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

7.  Regulatory Matters

The Company is required by statutory regulations to meet minimum risk-based capital standards.  Risk-based capital is a method of measuring the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile.  At December 31, 2010 and 2009, the Company exceeded the minimum risk-based capital.

State regulatory authorities have powers relating to granting and revoking licenses to transact business, the licensing of agents, the regulation of premium rates and trade practices, the form and content of insurance policies, the content of advertising material, financial statements and the nature of permitted practices.

Under New York insurance laws, the Company may pay dividends only out of its earnings and surplus, subject to at least thirty days prior notice to the New York Insurance Superintendent and no disapproval from the Superintendent prior to the date of such dividend. The Superintendent may disapprove a proposed dividend if the Superintendent finds that the financial condition of the Company does not warrant such distribution. The Company may not pay any dividends during 2011 without prior approval.

8.  Commitments and Contingencies

The Company is named as a defendant in various legal actions arising principally from claims made under insurance policies and contracts.  The Company believes the resolution of these actions will not have a material effect on the Company’s financial position or results of operations.

Executive Life Insurance Company of New York (ELNY), a New York domestic life insurer, was placed into rehabilitation on April 23, 1991 by the New York Superintendent of Insurance.  A plan of rehabilitation was approved by the New York court supervising the rehabilitation proceedings in 1992, and since then the rehabilitation has been administered by the New York Liquidation Bureau (NYLB), on behalf of the Superintendent, as statutory rehabilitator.  ELNY remains in rehabilitation and an order of liquidation with a finding of insolvency has not yet been sought or granted.  The NYLB is attempting to develop a plan that would result in additional funding being raised to help secure the benefits of ELNY’s policyholders.  No guaranty association has yet to enter into a legally binding commitment to participate in any plan or contribute any level of funding.  As a result, at this time, we cannot confirm which particular state guaranty associations will participate in any plan.  The Company has potential material loss exposure to this matter as a result of writing a significant portion of its annuity business in the State of New York.  However, due to significant uncertainties surrounding the ultimate outcome, management is unable to make a reasonable estimate of such loss exposure.

At December 31, 2010, the Company does not have any material lease agreements for office space or equipment.

At December 31, 2010, the Company has future commitments to provide additional capital contributions of $14.6 million to private equity joint ventures, limited partnerships and limited liability companies.

43

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

9.  Annuity Reserves and Deposit-Type Contract Liabilities

At December 31, 2010, the Company’s general and separate account annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	Amount	Percent
	(in thousands)
Subject to discretionary withdrawal:
With market value adjustment	$2,005,927	46.9%
At book value less current surrender charge of 5% or more	1,060,060	24.8%
At fair value	418,066	9.8%
Total with adjustment or at market value	3,484,053	81.5%
Subject to discretionary withdrawal (without adjustment) at book value with minimal or no charge or adjustment	504,570	11.8%
Not subject to discretionary withdrawal	285,601	6.7%
Total annuity reserves and deposit fund liabilities (before reinsurance)	4,274,224	100.0%
Less reinsurance ceded	—
Net annuity reserves and deposit fund liabilities	$4,274,224

Of the total net annuity reserves and deposit fund liabilities of $4,274.2 million at December 31, 2010, $1,850.6 million was included in the general account and $2,423.6 million was included in the separate accounts.

Interest rate changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions, which may prevent timely adjustment. The Company’s management constantly monitors interest rates with respect to a spectrum of product durations and sells annuities that permit flexible responses to interest rate changes as part of the Company’s management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.

44

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

10.  Separate Accounts

The Company’s guaranteed separate accounts consist of non-indexed, guaranteed rate options.  The guaranteed rate options are sold as fixed annuity products or as an investment option within the Company’s variable annuity products.  These options carry a minimum interest guarantee based on the guarantee period selected by the policyholder.  The fixed annuity products currently offered provide a death benefit equal to the account value.  The fixed investment options currently offered within the Company’s variable annuity products provide the death benefits listed below for variable annuities.

The Company’s nonguaranteed separate accounts consist of variable annuities.  The net investment experience of variable annuities is credited directly to the policyholder and can be positive or negative. Variable annuities include minimum guaranteed death benefits that vary by product and include optional death benefits available on some products.  The death benefits currently offered by the Company include the following: account value, return of premium paid, a death benefit that is adjusted after 7 years to the current account value, and a death benefit that is adjusted periodically to the current account value.  Some variable annuities also provide a minimum guaranteed withdrawal benefit or minimum guaranteed accumulation benefit.

As of December 31, 2010, the Company’s general account had a maximum guarantee for separate account liabilities of $33.6 million. To compensate the general account for the risk taken, the separate accounts paid risk charges of $0.2 million in 2010. As of December 31, 2010, the Company’s general account paid $1.1 million towards separate account guarantees.

45

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

10.  Separate Accounts (continued)

Information regarding the separate accounts of the Company as of and for the year ended December 31, 2010 is as follows:

	Separate Accounts with Guarantees
	Nonindexed Guaranteed Less than / equal to 4%	Nonindexed Guaranteed More than 4%	Nonguaranteed Separate Accounts	Total
	(in thousands)
Premiums, considerations or deposits	$88,480	$33,443	$25,570	$147,493

Reserves for separate accounts with assets at:
Fair value	$—	$—	$418,066	$418,066
Amortized cost	729,556	1,276,033	—	2,005,589
Total reserves	$729,556	$1,276,033	$418,066	$2,423,655

Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal:
With fair value adjustment	$729,556	$1,276,033	$—	$2,005,589
At book value without fair value adjustment and with current surrender charge of less than 5%	—	—	—	—
At fair value	—	—	418,066	418,066
At book value without fair value adjustment and with current surrender charge of less than 5%	—	—	—	—
Subtotal	729,556	1,276,033	418,066	2,423,655
Not subject to discretionary withdrawal	—	—	—	—
Total separate accounts reserves	$729,556	$1,276,033	$418,066	$2,423,655

A reconciliation of the amounts transferred to and from the separate accounts for the year ended December 31, 2010 is presented below:

2010
(in thousands)
Transfers as reported in the Summary of Operations of the Separate Accounts Statement:
Transfers to separate accounts	$147,493
Transfers from separate accounts	363,159
Net transfers to (from) separate accounts	(215,666)

Reconciling adjustments:
Policy deductions and other expenses	271
Bonus account value	(179)
Other changes in surplus in Separate Account Statement	(7)
Other account adjustments	(709)

Transfers as reported in the Summary of Operations of the Company	$(216,290)

46

Financial Statement Schedules (Statutory-Basis)

National Integrity Life Insurance Company

Summary of Investments - Other Than Investments in Related Parties

(in thousands)

December 31, 2010

Schedule I

Type of Investment	Cost (1)	Market Value	Amount at which shown in the Balance Sheet
Debt securities
Bonds:
United States government and government agencies and authorities	$85,738	$84,701	$85,738
States, municipalities and political subdivisions	188,464	189,401	188,464
Foreign governments	34,241	36,859	34,241
All other corporate bonds	1,646,683	1,754,051	1,646,683
Total fixed maturities	1,955,126	2,065,012	1,955,126

Equity securities
Common stocks:
Industrial, miscellaneous and all other	18,528	17,318	17,318

Mortgage loans on real estate	27,188		27,188
Policy loans	42,431		42,431
Other long-term investments	17,291		17,291
Cash, cash equivalents and short-term investments	109,296		109,296
Total investments	$2,169,860		$2,168,650

(1)  Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual discounts.

47

National Integrity Life Insurance Company

Supplementary Insurance Information

(in thousands)

Schedule III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*	Premiums Written
Year ended December 31, 2010
Individual life	$118,872	$—	$1	$17,627	$9,035	$24,780	$434
Individual health	—	—	—	—	—	—	—	$—
Group life and health	—	—	—	—	—	—	—	—
Annuity	1,730,539	—	125	346,301	99,881	591,771	14,284
	$1,849,411	$—	$126	$363,928	$108,916	$616,551	$14,718

Year ended December 31, 2009
Individual life	$102,218	$—	$1	$4,384	$8,556	$11,405	$256
Individual health	—	—	—	—	—	—	—	$—
Group life and health	—	—	—	—	—	—	—	—
Annuity	1,546,196	—	156	552,567	91,201	770,410	13,115
	$1,648,414	$—	$157	$556,951	$99,757	$781,815	$13,371

Year ended December 31, 2008
Individual life	$101,238	$—	$1	$5,500	$8,089	$12,249	$329
Individual health	—	—	—	—	—	—	—	$—
Group life and health	—	—	—	—	—	—	—	—
Annuity	1,208,798	—	145	757,502	65,600	769,670	13,639
	$1,310,036	$—	$146	$763,002	$73,689	$781,919	$13,968

*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

48

National Integrity Life Insurance Company

Reinsurance

(in thousands)

Schedule IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2010
Life insurance in force	$114,915	$8,334	$—	$106,581	0%
Premiums:
Individual life	$17,671	$44	$—	$17,627	0%
Individual health	—	—	—	—	—
Group life and health	—	—	—	—	—
Annuity	346,406	105	—	346,301	0%
	$364,077	$149	$—	$363,928	0%

Year ended December 31, 2009
Life insurance in force	$116,729	$9,468	$—	$107,261	0%
Premiums:
Individual life	$4,436	$52	$—	$4,384	0%
Individual health	—	—	—	—	—
Group life and health	—	—	—	—	—
Annuity	552,683	116	—	552,567	0%
	$557,119	$168	$—	$556,951	0%

Year ended December 31, 2008
Life insurance in force	$122,408	$10,270	$—	$112,138	0%
Premiums:
Individual life	$4,224	$31	$1,307	$5,500	24%
Individual health	—	—	—	—	—
Group life and health	—	—	—	—	—
Annuity	757,650	148	—	757,502	0%
	$761,874	$179	$1,307	$763,002	0%

49

STATUTORY-BASIS FINANCIAL STATEMENTS AND SCHEDULES

The Western and Southern Life Insurance Company

Years Ended December 31, 2010, 2009 and 2008

With Report of Independent Registered Public

Accounting Firm

The Western and Southern Life Insurance Company

Statutory-Basis Financial Statements and Schedules

Years Ended December 31, 2010, 2009 and 2008

Report of Independent Registered Public Accounting Firm

The Board of Directors

The Western and Southern Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of The Western and Southern Life Insurance Company (the Company) as of December 31, 2010 and 2009, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2010. Our audits also included the statutory-basis financial statement schedules listed in the contents page. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are also described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of The Western and Southern Life Insurance Company at December 31, 2010 and 2009, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2010.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Western and Southern Life Insurance Company at December 31, 2010 and 2009, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2010, in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As described in Note 1 to the financial statements, in connection with implementing new statutory accounting practices in 2010, the Company changed its method of reporting securities lending transactions. In 2010, the Company also changed the valuation bases for its statutory reserves for certain insurance products. Further, in 2009, the Company changed its methods of accounting for other-than-temporary impairments of investments in loan-backed and structured securities and for deferred income tax assets.

Cincinnati, Ohio	/s/ Ernst & Young LLP
April 25, 2011

The Western and Southern Life Insurance Company

Balance Sheets (Statutory-Basis)

	December 31
	2010	2009
	(in thousands)
Admitted Assets
Cash and invested assets:
Debt securities	$3,392,567	$3,504,612
Preferred and common stocks	1,041,192	754,775
Investments in common stocks of subsidiaries	1,830,045	1,789,258
Mortgage loans	38,567	44,950
Policy loans	170,600	168,162
Real estate:
Properties held for the production of income	3,581	8,174
Properties occupied by the Company	29,077	30,044
Cash, cash equivalents and short-term investments	148,733	138,092
Receivable for securities	1,023	1,708
Securities lending reinvested collateral assets	93,284	—
Other invested assets	676,441	550,297
Total cash and invested assets	7,425,110	6,990,072

Investment income due and accrued	92,988	44,546
Premiums deferred and uncollected	55,120	54,282
Current federal income taxes recoverable	37,998	16,234
Net deferred income tax asset	35,115	103,167
Receivables from parent, subsidiaries and affiliates	21,802	14,692
Other admitted assets	7,941	39,943
Separate account assets	808,003	692,470
Total admitted assets	$8,484,077	$7,955,406

Liabilities and Capital and Surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$2,607,049	$2,621,805
Accident and health reserves	220,824	236,573
Liability for deposit-type contracts	253,351	256,347
Policy and contract claims	47,626	44,068
Dividends payable to policyholders	41,205	40,594
Premiums received in advance	5,415	6,231
Total policy and contract liabilities	3,175,470	3,205,618

General expense due and accrued	16,687	11,690
Current federal income taxes payable	—	14,442
Asset valuation reserve	211,916	119,715
Interest maintenance reserve	40,544	41,249
Other liabilities	123,096	92,014
Liability for postretirement benefits other than pensions	230,730	233,625
Dividends to stockholders declared and unpaid	100,000	—
Payable for securities lending	244,025	79,707
Separate account liabilities	808,003	692,470
Total liabilities	4,950,471	4,490,530

Capital and surplus:
Common stock, $1 par value, authorized 1,000 shares, issued and outstanding 1,000 shares	1,000	1,000
Paid-in surplus	25,003	25,003
Accumulated surplus	3,507,603	3,438,873
Total capital and surplus	3,533,606	3,464,876
Total liabilities and capital and surplus	$8,484,077	$7,955,406

See accompanying notes.

The Western and Southern Life Insurance Company

Statements of Operations (Statutory-Basis)

	Year Ended December 31
	2010	2009	2008
	(in thousands)
Premiums and other revenues:
Premiums and annuity considerations	$286,128	$286,465	$363,952
Net investment income	301,204	264,658	384,162
Considerations for supplementary contracts with life contingencies	127	—	14
Amortization of the interest maintenance reserve	3,653	3,743	4,653
Reserve adjustments on reinsurance ceded	332	392	1,098
Change in reserve from elimination of MODCO reinsurance agreement	—	—	776,000
Recapture fee from elimination of MODCO reinsurance agreement	—	—	74,122
Other revenues	2,168	2,152	81
Total premiums and other revenues	593,612	557,410	1,604,082

Benefits paid or provided:
Death benefits	138,730	139,613	192,585
Annuity benefits	97,267	87,863	89,456
Disability and accident and health benefits	24,413	23,739	26,245
Surrender benefits	90,663	101,454	142,010
Payments on supplementary contracts with life contingencies	151	152	144
Other benefits	15,487	15,497	17,551
Increase (decrease) in policy reserves and other policyholders’ funds	4,249	(3,677)	14,363
Total benefits paid or provided	370,960	364,641	482,354

Insurance expenses and other deductions:
Commissions	42,154	50,650	44,377
Commissions and expenses on reinsurance assumed	2,031	2,109	22,613
General expenses	153,685	153,526	142,066
Net transfers to (from) separate account	(43,552)	(42,092)	(41,636)
Reserve adjustments on reinsurance assumed	(54,548)	(109,349)	(142,858)
Reserve adjustment from elimination of MODCO reinsurance agreement	—	—	776,000
Other deductions	40,383	28,473	9,003
Total insurance expenses and other deductions	140,153	83,317	809,565

Gain (loss) from operations before dividends to policyholders, federal income tax expense, and net realized capital gains (losses)	82,499	109,452	312,163

Dividends to policyholders	59,001	57,884	58,336
Gain (loss) from operations before federal income tax expense and net realized capital gains (losses)	23,498	51,568	253,827
Federal income tax expense (benefit), excluding tax on capital gains	(8,887)	134	20,500
Gain (loss) from operations before net realized capital gains (losses)	32,385	51,434	233,327
Net realized capital gains (losses) (excluding gains (losses) transferred to IMR and capital gains tax)	19,884	27,404	61,724

Net income (loss)	$52,269	$78,838	$295,051

See accompanying notes.

The Western and Southern Life Insurance Company

Statements of Changes in Capital and Surplus (Statutory-Basis)

Years Ended December 31, 2010, 2009 and 2008

	Common Stock	Paid-In Surplus	Accumulated Surplus	Total Capital and Surplus
	(in thousands)

Balance, January 1, 2008	$1,000	$5,000	$3,699,965	$3,705,965

Net income (loss)	—	—	295,051	295,051
Change in net deferred income tax	—	—	5,933	5,933
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of ($344,072))	—	—	(835,287)	(835,287)
Net change in nonadmitted assets and related items	—	—	(12,446)	(12,446)
Change in asset valuation reserve	—	—	159,748	159,748
Change in additional minimum pension liability over unrecognized prior service cost	—	—	(16,980)	(16,980)
Balance, December 31, 2008	1,000	5,000	3,295,984	3,301,984

Net income (loss)	—	—	78,838	78,838
Change in net deferred income tax	—	—	31,754	31,754
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of $18,131)	—	—	100,604	100,604
Net change in nonadmitted assets and related items	—	—	(16,853)	(16,853)
Change in asset valuation reserve	—	—	(93,921)	(93,921)
Cumulative effect of change in accounting principle	—	—	8,190	8,190
Change in additional minimum pension liability over unrecognized prior service cost	—	—	16,980	16,980
Change in surplus from deferred tax asset (SSAP 10R)	—	—	17,297	17,297
Capital contribution	—	20,003	—	20,003
Balance, December 31, 2009	1,000	25,003	3,438,873	3,464,876

Net income (loss)	—	—	52,269	52,269
Change in net deferred income tax	—	—	(18,639)	(18,639)
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of $49,413)	—	—	131,660	131,660
Net change in nonadmitted assets and related items	—	—	75,625	75,625
Change in asset valuation reserve	—	—	(92,201)	(92,201)
Dividends to stockholders	—	—	(100,000)	(100,000)
Change in reserve on account of change in valuation basis	—	—	34,806	34,806
Change in surplus from deferred tax asset (SSAP 10R)	—	—	(14,790)	(14,790)
Balance, December 31, 2010	$1,000	$25,003	$3,507,603	$3,533,606

See accompanying notes.

The Western and Southern Life Insurance Company

Statements of Cash Flow (Statutory-Basis)

	Year Ended December 31
	2010	2009	2008
	(in thousands)
Cash from Operations:
Premiums collected net of reinsurance	$285,769	$285,427	$367,260
Net investment income received	288,913	218,919	380,520
Benefits paid	(318,225)	(330,121)	(441,094)
Net transfers from (to) separate accounts	43,552	41,969	41,636
Commissions and expense paid	(135,325)	(132,627)	(105,055)
Dividends paid to policyholders	(58,389)	(58,499)	(58,350)
Federal income taxes recovered (paid)	(99,022)	4,278	(77,363)
Other, net	—	—	74,122
Net cash from (for) operations	7,273	29,346	181,676

Cash from Investments:
Proceeds from investments sold, matured or repaid:
Debt securities	584,558	899,899	1,371,226
Preferred and common stocks	323,808	775,666	1,090,291
Mortgage loans	6,383	1,649	6,548
Real estate	4,476	25,893	8,380
Other invested assets	116,164	135,559	42,033
Net gains (losses) on cash, cash equivalents and short-term investments	56	(740)	4
Miscellaneous proceeds	1,222	—	—
Net proceeds from investments sold, matured or repaid	1,036,667	1,837,926	2,518,482

Cost of investments acquired:
Debt securities	(473,203)	(1,203,004)	(1,506,112)
Preferred and common stocks	(479,608)	(496,986)	(933,130)
Mortgage loans	—	—	(275)
Real estate	(439)	(1,245)	(2,158)
Other invested assets	(250,357)	(90,513)	(90,456)
Miscellaneous applications	24	(412)	(676)
Total cost of investments acquired	(1,203,583)	(1,792,160)	(2,532,807)

Net change in policy and other loans	(2,438)	(5,288)	(1,867)
Net cash from (for) investments	(169,354)	40,478	(16,192)

Cash from Financing and Miscellaneous Sources:
Borrowed money	—	(76,954)	74,667
Net deposits on deposit-type contract funds and other insurance liabilities	(2,996)	16,669	(3,083)
Other cash provided (applied)	175,718	(41,597)	(186,611)
Net cash from (for) financing and miscellaneous sources	172,722	(101,882)	(115,027)

Net change in cash, cash equivalents and short-term investments	10,641	(32,058)	50,457
Cash, cash equivalents and short-term investments:
Beginning of year	138,092	170,150	119,693
End of year	$148,733	$138,092	$170,150

Cash flow information for non-cash transactions:
Capital contribution to Western-Southern Life Assurance Company in:
the form of debt securities	$—	$—	$120,761
the form of common stock	—	111,484	75,000
Capital contribution to Integrity Life Insurance Company in:
the form of debt securities	—	—	35,644
the form of common stock	—	105,197	18,528
Capital contribution to Columbus Life Insurance Company in the form of common stock	—	40,216	—
Capital contribution from Western & Southern Financial Group in the form of common stock	—	20,003	—
Dividend income received from Columbus Life Insurance Company in the form of debt securities	—	—	23,735

See accompanying notes.

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis)

December 31, 2010

1.  Nature of Operations and Significant Accounting Policies

The Western and Southern Life Insurance Company (the Company) is a stock life insurance company that offers individual traditional and whole life insurance policies. The Company is licensed in 43 states and the District of Columbia. For the year ended December 31, 2010, approximately 63.0% of the gross premiums and annuity considerations for the Company were derived from Ohio, Indiana, North Carolina, Illinois, and Pennsylvania. The Company is domiciled in Ohio. The Company is an indirect, wholly-owned subsidiary of Western & Southern Mutual Holding Company (Mutual Holding), a mutual holding company formed pursuant to the insurance regulations of the state of Ohio. Ohio law requires Mutual Holding to hold at least a majority voting interest in the Company. Currently, Mutual Holding indirectly holds 100% of the voting interest through Western & Southern Financial Group, its wholly-owned subsidiary. The Company wholly owns the following insurance entities: Western-Southern Life Assurance Company (WSLAC), Columbus Life Insurance Company (Columbus Life) and Integrity Life Insurance Company (Integrity). Integrity Life Insurance Company wholly owns National Integrity Life Insurance Company (National).

The Company has established and operates a closed block for the benefit of holders of most participating individual ordinary and weekly industrial life insurance policies issued on or before the formation of Mutual Holding in 2000 (the Closed Block). Assets have been allocated to the Closed Block in an amount that is expected to produce cash flows which, together with anticipated revenue from the policies included in the Closed Block, are reasonably expected to be sufficient to support the Closed Block policies, the continuation of policyholder dividends, in aggregate, in accordance with the 2000 dividend scale if the experience underlying such scale continues, and for appropriate adjustments in the dividend scale if the experience changes. Invested assets allocated to the Closed Block consist primarily of high quality debt securities, mortgage loans, policy loans, short-term investments, other invested assets, and securities lending reinvested collateral. Invested assets of $2,547.7 million and $2,506.0 million were allocated to the Closed Block as of December 31, 2010 and 2009, respectively. The assets allocated to the Closed Block inure solely for the benefit of the Closed Block policyholders and will not revert to the benefit of the Company. The purpose of the Closed Block is to protect the policy dividend expectations of these policies after the formation of Mutual Holding. The Closed Block will continue in effect until the last policy in the Closed Block is no longer in force.

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.  Nature of Operations and Significant Accounting Policies (continued)

Use of Estimates

The preparation of statutory-basis financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes.  Actual results could differ from those estimates.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department (the Department).  The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the State of Ohio.  These practices differ in some respects from U.S. generally accepted accounting principles (GAAP).  The more significant differences follow.

Investments

Investments in debt securities and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on the NAIC’s rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income (loss) for those designated as available-for-sale.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. The prospective method is used to determine amortized cost for securities that experience a decline that is deemed to be other-than-temporary. Securities that are in an unrealized loss position which the Company intends to sell, or does not have the intent and ability to hold until recovery, are written down to fair value as a realized loss.  Securities that are in an unrealized loss position which the Company has the intent and ability to hold until recovery are written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost.  For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost.  If high credit quality securities are adjusted, the retrospective method is used.

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.  Nature of Operations and Significant Accounting Policies (continued)

The Company monitors other investments to determine if there has been an other-than-temporary decline in fair value.  Factors management considers for each identified security include the following:

•                  the extent and length of time the fair value has been below the book/adjusted carry value;

•                  the reasons for the decline in value;

•                  specific credit issues related to the issuer and current economic conditions, including the current and future impact of any specific events;

•                  for structured investments (e.g., residential mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities and other structured investments), factors such as overall deal structure and our position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections are considered;

•                  for all equity securities and other debt securities with credit related declines in fair value, the Company’s intent and ability to hold the security long enough for it to recover its value to book/adjusted carry value;

•                  for all other debt securities with interest related declines in fair value, the Company’s intent to sell the security before recovery of its book/adjusted carry value.

If the decline is judged to be other-than-temporary, an impairment charge to fair value is recorded as a net realized capital loss in the period the determination is made.  Under GAAP, if the decline is judged to be other-than-temporary because the Company has the intent to sell the debt security or is more likely than not to be required to sell the debt security before its anticipated recovery, an impairment charge to fair value is recorded as a net realized capital loss.  If the decline is judged to be other-than-temporary because the Company does not expect to recover the entire amortized cost basis of the security due to expected credit losses, an impairment charge is recorded to net realized capital loss as the difference between amortized cost and the net present value of expected future cash flows discounted at the effective interest rate implicit in the debt security prior to impairment.

Investments in real estate are reported net of required obligations rather than on a gross basis as for GAAP.  Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company’s occupancy of those properties.

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally debt securities and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual security sold in 5-year bands. The net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.  Nature of Operations and Significant Accounting Policies (continued)

The “asset valuation reserve” (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in capital and surplus. AVR is not recognized for GAAP.

Subsidiaries

The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs

The costs of acquiring and renewing business are expensed when incurred.  Under GAAP, policy acquisition costs, related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investments, mortality, and expense margins.

Nonadmitted Assets

Certain assets designated as “nonadmitted” (principally the prepaid pension asset, the intangible pension asset, investments in unaudited subsidiaries and controlled and affiliated entities and electronic data processing equipment, software, and furniture and other equipment), and other assets not specifically identified as admitted assets within the NAIC’s Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to accumulated surplus.  Under GAAP, such assets are included in the balance sheets.

Premiums and Benefits

Revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received, and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.  Nature of Operations and Significant Accounting Policies (continued)

Benefit Reserves

Certain policy reserves are calculated using statutorily prescribed interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance

A liability for reinsurance balances is required to be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business.  Changes to those amounts are credited or charged directly to capital and surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.  Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with policy acquisition costs as required under GAAP.

Employee Benefits

For purposes of calculating the Company’s pension and postretirement benefit obligations, only vested participants and current retirees are included in the valuation.  Under GAAP, active participants not currently eligible also would be included.  In addition, unrecognized gains or losses and unrecognized prior service cost are included in other comprehensive income under GAAP.

Deferred Income Taxes

Deferred tax assets are recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not meeting a more likely than not realization threshold.  Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within three years of the balance sheet date or 15% of capital and surplus excluding any net deferred tax assets (realization within one year and 10% prior to 2009), electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted.  Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in all future years, and a valuation allowance is established for deferred tax assets not meeting a more likely than not realization threshold.

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.  Nature of Operations and Significant Accounting Policies (continued)

Policyholder Dividends

Policyholder dividends are recognized when declared rather than over the term of the related policies.

Statements of Cash Flow

Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

A reconciliation of capital and surplus and net income of the Company as determined in accordance with NAIC SAP to amounts determined in accordance with GAAP as of December 31 and for the year then ended is as follows:

	2010	2009
	(in thousands)
Capital and surplus as reported in the accompanying statutory-basis financial statements	$3,533,606	$3,464,876
Deferred policy acquisition costs	231,190	247,006
Policy reserves	50,012	86,271
Asset valuation and interest maintenance reserves	252,460	160,964
Unrecognized benefit plan adjustments	(919)	(1,948)
Employee benefits	(35,142)	(147,851)
Income taxes	(147,435)	(90,110)
Net unrealized on available-for-sale securities	152,091	31,043
Subsidiary equity	959,601	499,763
Policyholder dividend obligation	(205,132)	(97,600)
Subsidiary reinsurance recoverable	149,999	113,427
Other, net	30,366	31,271
Stockholder’s equity, GAAP basis	$4,970,697	$4,297,112

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.  Nature of Operations and Significant Accounting Policies (continued)

	2010	2009	2008
	(in thousands)
Net income (loss) as reported in the accompanying statutory-basis financial statements	$52,269	$78,838	$295,051
Deferred policy acquisition costs	3,966	10,785	(14,198)
Policy reserves	(370)	(3,980)	5,819
Employee benefit income	5,197	3,105	1,096
Income taxes	(33,061)	28,788	33,507
Interest maintenance reserve	(705)	7,080	(6,928)
SAP vs. GAAP subsidiary income	176,928	29,246	(141,219)
Private equity/real estate adjustments	40,333	13,193	15,533
Investment write-downs	1,326	41,872	(20,654)
Recapture fee from elimination of MODCO reinsurance	—	—	(74,122)
Income from subsidiary reinsurance	36,628	(11,696)	(3,524)
Dividends from subsidiaries	(50,000)	—	(50,000)
Other, net	7,562	(1,224)	(35,347)
Net income (loss), GAAP basis	$240,073	$196,007	$5,014

Other significant statutory accounting practices follow.

Investments

Debt securities, preferred stocks, common stocks, and short-term investments are stated at values prescribed by the NAIC, as follows:

Debt securities not backed by other loans are principally stated at amortized cost using the interest method.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from Bloomberg, Trepp, dealer surveys or internal estimates and are based on the current interest rate and economic environment.  The retrospective adjustment method is used to value all such securities except securities that are deemed to be other-than-temporarily impaired and securities that are principal-only or interest-only, which are valued using the prospective method.

Unaffiliated common stocks are reported at fair value utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.  Nature of Operations and Significant Accounting Policies (continued)

Redeemable preferred stocks that have characteristics of debt securities and are rated as high quality or better are reported at cost or amortized cost.  All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value.  Nonredeemable preferred stocks are reported at fair value or lower of cost or fair value utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

There are no restrictions on unaffiliated common or preferred stocks.

Short-term investments include investments with remaining maturities of one year or less at the date of acquisition and are principally stated at amortized cost, which approximates fair value.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost, which approximates fair value.

The Company’s insurance subsidiaries are reported at their underlying statutory equity.  The Company’s noninsurance subsidiaries are reported based on underlying audited GAAP equity.  The net change in the subsidiaries’ equity is included in capital and surplus.

Joint ventures, partnerships, and limited liability companies are carried at the Company’s interest in the underlying audited GAAP equity of the investee.  Undistributed earnings allocated to the Company are reported in the change in net unrealized capital gains or losses.  Distributions from earnings of the investees are reported as net investment income when received.  Because of the indirect nature of these investments, there is an inherent reduction in transparency and liquidity and increased complexity in valuing the underlying investments.  As a result, these investments are actively managed by Company management via detailed evaluation of the investment performance relative to risk.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment.  A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement.  When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realized value and a realized loss is recognized.

Policy loans are reported at unpaid principal balances.

Real estate occupied by the Company and real estate held for the production of income are reported at depreciated cost net of related obligations. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations.  Depreciation is computed by the straight-line method over the estimated useful life of the properties.

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.  Nature of Operations and Significant Accounting Policies (continued)

Property acquired in the satisfaction of debt is recorded at the lower of cost less accumulated depreciation or fair market value.

Realized capital gains and losses are determined using the specific identification method.

Premiums

Life and accident and health premiums are recognized as revenue when due.  Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

Policy Reserves

Life, annuity and accident and health disability benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Department. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and does return any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Policies issued subject to multiple table substandard extra premiums are valued on the standard reserve basis which recognizes the non-level incidence of the excess mortality costs. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves, or the net premiums exceed the gross premiums on any insurance in-force.

Policy reserves for life insurance and supplemental benefits are computed on the Commissioner’s Reserve Valuation Method.  The following mortality tables and interest rates are used:

	Percentage of Reserves
	2010	2009
Life insurance:
1941 Commissioners Standard Ordinary, 2-1/4% – 3-1/2%	11%	11%
1941 Standard Industrial, 2-1/2% – 3-1/2%	15	15
1958 Commissioners Standard Ordinary, 2-1/2% – 6%	27	27
1980 Commissioners Standard Ordinary, 4% – 6%	36	35
2001 Commissioners Standard Ordinary, 4% – 4-1/2%	4	3
Other, 2-1/2% – 6%	5	6
	98	97
Other benefits (including annuities):
Various, 2-1/2% – 8-1/4%	2	3
	100%	100%

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.  Nature of Operations and Significant Accounting Policies (continued)

The mean reserve method is used to adjust the calculated terminal reserve to the appropriate reserve at December 31. Mean reserves are determined by computing the regular mean reserve for the plan at the rated age and holding, in addition, one-half of the extra premium charge for the year. Policies issued after July 1st for substandard lives, are charged an extra premium plus the regular premium for the true age. Mean reserves are based on appropriate multiples of standard rates of mortality. An asset is recorded for deferred premiums net of loading to adjust the reserve for modal premium payments.

For substandard table ratings, mean reserves are based on 125% to 500% of standard mortality rates.  For flat extra ratings, mean reserves are based on the standard or substandard mortality rates increased by one to twenty-five deaths per thousand.

As of December 31, 2010 and 2009, reserves of $34.8 million and $40.1 million, respectively, were recorded on inforce amounts of $1,625.2 million and $1,787.9 million, respectively, for which gross premiums are less than the net premiums according to the standard of valuation required by the Department. The Company anticipates investment income as a factor in the premium deficiency calculation.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies is calculated as one-hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

The establishment of appropriate reserves is an inherently uncertain process, and there can be no assurance that the ultimate liability will not exceed the Company’s policy reserves and have an adverse effect on the Company’s results of operations and financial condition.  Due to the inherent uncertainty of estimating reserves, it has been necessary, and may over time continue to be necessary, to revise estimated future liabilities as reflected in the Company’s policy reserves.

Policyholders’ Dividends

The amount of policyholders’ dividends to be paid (including those on policies included in the Closed Block) is determined annually by the Company’s Board of Directors.  The aggregate amount of policyholders’ dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by the Company.

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.  Nature of Operations and Significant Accounting Policies (continued)

Policy and Contract Claims

Policy and contract claims in process of settlement represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2010 and 2009.  The reserves for unpaid claims are estimated using individual case-basis valuations and statistical analysis.  These estimates are subject to the effects of trends in claim severity and frequency.  Although considerable variability is inherent in such estimates, management believes that the reserves for claims are adequate.  The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

Securities Lending

At December 31, 2010, the Company has loaned various debt securities, preferred stocks and common stocks as part of a securities lending program administered by The Bank of New York Mellon, of which the fair value is $237.2 million and $75.9 million in the general and separate account, respectively.  At December 31, 2009, the Company had loaned various US Treasury securities and corporate bonds as part of a securities lending program administered by The Bank of New York Mellon, of which the fair value was $134.7 million and $16.0 million in the general and separate account, respectively.  The Company maintains effective control over all loaned securities and, therefore, continues to report such securities as invested assets in the balance sheets.  There is no difference in the policy and procedures for the separate account.

The Company requires at the initial transaction that the fair value of the cash collateral received must be equal to 102% of the fair value of the loaned securities.  The Company monitors the ratio of the fair value of the collateral to loaned securities to ensure it does not fall below 100%.  If the fair value of the collateral falls below 100% of the fair value of the securities loaned, the Company non-admits that portion of the loaned security.  At December 31, 2010 and 2009, the Company did not non-admit any portion of the loaned securities.  The Company reports all collateral on the balance sheet with an offsetting liability recognized for the obligation to return the collateral.  Collateral for the securities lending program is either managed by an affiliated agent of the Company or is managed by the Bank of New York Mellon, an unaffiliated agent.  Collateral managed by an affiliated agent is invested primarily in investment-grade debt securities and cash equivalents and is included in the applicable amount on the balance sheets because the funds are available for the general use of the Company.  Collateral managed by an unaffiliated agent is invested in cash equivalents and is included in securities lending reinvested

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.  Nature of Operations and Significant Accounting Policies (continued)

collateral assets on the balance sheet at December 31, 2010.  At December 31, 2009, the collateral managed by an unaffiliated agent was not reported on the balance sheet because it was not available for the general use of the Company. (See the Accounting Changes section in Note 1 for further discussion).

At December 31, 2010, the collateral for all securities on loan could be requested to be returned on demand by the borrower.  At December 31, 2010, the fair value of the total collateral in the general account is $242.8 million, $149.8 million of which is managed by an affiliated agent and $93.0 million of which is managed by an unaffiliated agent.  The fair value of the total collateral in the separate account is $77.9 million, which is all managed by an unaffiliated agent.  At December 31, 2009, the fair value of the total collateral for the general account was $137.1 million, $78.9 million of which was managed by an affiliated agent and $58.2 million of which was managed by an unaffiliated agent. The fair value of the total collateral in the separate account was $15.6 million, which was all managed by an unaffiliated agent.  The Company receives cash collateral in an amount in excess of the fair value of the securities loaned.  The Company reinvests the cash collateral primarily in investment-grade debt securities and cash equivalents.  The aggregate collateral broken out by maturity date is as follows:

	Amortized Cost	Fair Value
	(in thousands)
Open	$—	$—
30 Days or less	247,745	247,431
31 to 60 Days	7,045	7,043
61 to 90 Days	1,011	1,009
91 to 120 Days	1,014	1,015
121 to 180 Days	5,500	5,500
181 to 365 Days	1,004	1,004
1 to 2 Years	—	—
2 to 3 Years	—	—
Greater Than 3 Years	57,655	57,655
Total Collateral	$320,974	$320,657

At December 31, 2010, all of the collateral held for the securities lending program was invested in tradable securities that could be sold and used to pay for the $322.1 million in collateral calls that could come due under a worst-case scenario where all collateral was called simultaneously.

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.  Nature of Operations and Significant Accounting Policies (continued)

Separate Account

The Company maintains a separate account, which holds all of the Company’s pension plan assets.  The assets of the separate account consist primarily of marketable securities, which are recorded at fair value. All assets are considered legally insulated from the general accounts. There are no separate account liabilities that are guaranteed by the general account. (See Note 10 for further discussion on the general account’s responsibility as it relates to the obligations of the Company’s pension plan.)

The activity within the separate account, including realized and unrealized gains or losses on its investments, has no effect on net income or capital and surplus of the Company.  The Company’s statements of operations reflect annuity payments to pension plan participants and other expenses of the separate account, as well as the reimbursement of such expenses from the separate account.

Federal Income Taxes

The Company files a consolidated income tax return with its eligible subsidiaries.  The provision for federal income taxes is allocated to the individual companies using a separate return method based upon a written tax sharing agreement.  Under the agreement, the benefits from losses of subsidiaries are retained by the subsidiary companies.  The Company pays all federal income taxes due for all members of the group.  The Company then immediately charges or reimburses, as the case may be, the members of the group an amount consistent with the method described in the tax sharing agreement.

The Company includes interest and penalties in the federal income tax line on the statements of operations.

Postretirement Benefits Other Than Pensions

The Company accounts for its postretirement benefits other than pensions on an accrual basis.  The postretirement benefit obligation for current retirees and fully eligible employees is measured by estimating the actuarial present value of benefits expected to be received at retirement using explicit assumptions.

Actuarial and investment gains and losses arising from differences between assumptions and actual experience upon subsequent remeasurement of the obligation may be recognized as a component of the net periodic benefit cost in the current period or amortized.  The net gain or loss will be included as a component of net postretirement benefit cost for a year if, as of the beginning of the year, the unrecognized net gain or loss exceeds ten percent of the postretirement benefit obligation.  That gain or loss, if not recognized immediately, will be amortized over the average life expectancy of the employer’s fully vested and retiree group.

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.  Nature of Operations and Significant Accounting Policies (continued)

Accounting Changes

In 2010, the Company changed the statutory valuation method for active life group long-term disability coverage from contract reserves to an unearned premium reserve.  SSAP 51, Life Contracts, requires such a change in valuation basis to be recorded directly to surplus rather than as a part of the reserve change recognized in the statement of operations.  The company has recorded an increase of $34.8 million to surplus as a result of the change in valuation basis through the Change in Reserve on Account of Change in Valuation Basis line on the Statement of Changes in Capital and Surplus.

Effective December 31, 2010, the Company adopted Statement of Statutory Accounting Principles No. 91-Revised, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (SSAP 91R).  In accordance with SSAP 91R, the Company changed the method of reporting securities lending transactions.  SSAP 91R requires collateral received which may be sold or repledged to be reflected on the balance sheet, along with the obligation to return the collateral.  Collateral received which may not be sold or repledged is not recorded on the balance sheet.  For securities lending transactions reported on the balance sheet, the collateral received and the reinvestment of that collateral by an affiliated agent is reflected with the invested assets on the balance sheet based on the type of investment and an offsetting liability is recognized for the obligation to return the collateral.  The collateral received and the reinvestment of that collateral by an unaffiliated agent must be reflected as a one-line entry on the balance sheet and an offsetting liability is recognized for the obligation to return the collateral.  Prior to the adoption of SSAP 91R, the Company did not reflect collateral reinvested by an unaffiliated agent on the balance sheet.  At December 31, 2010, SSAP 91R resulted in an increase in securities lending reinvested collateral assets of $93.3 million and an increase in the obligation to return the collateral of $93.3 million.

Effective December 31, 2010, the Company adopted Statement of Statutory Accounting Principles No. 100, Fair Value Measurements (SSAP 100).  SSAP 100 establishes a framework for measuring fair value under current statutory accounting pronouncements that require or permit fair value measurement.  SSAP 100 retains the price notion in the definition of fair value, but clarifies that the exchange price is the price in an orderly transaction between market participants to sell the asset or transfer the liability in the most advantageous market for that asset or liability.  SSAP 100 also clarifies that fair value measurement should be based on market, not entity specific, assumptions that include an adjustment for risk if the market would use such an adjustment in pricing.  SSAP 100 also establishes a three-level fair value measurement hierarchy that prioritizes the inputs to valuation techniques used to measure fair value.  The highest priority is given to quoted market prices and the lowest priority to unobservable inputs where there is little or no market activity for the asset or liability.  The adoption of SSAP 100 did not have a material impact on the Company’s financial statements.  See Note 3 for further information.

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.  Nature of Operations and Significant Accounting Policies (continued)

Effective July 1, 2009, the Company adopted Statement of Statutory Accounting Principles No. 43-Revised, Loan-backed and Structured Securities (SSAP 43R).  In accordance with SSAP 43R, the Company changed the method of evaluating and reporting loan-backed and structured securities for which an other-than-temporary impairment may exist.  SSAP 43R requires loan-backed and structured securities in an unrealized loss position which the Company intends to sell or does not have the intent and ability to hold until recovery to be written down to fair value as a realized loss.  SSAP 43R requires loan-backed and structured securities in an unrealized loss position which the Company has the intent and ability to hold until recovery to be written down to the extent the present value of expected future cash flows is lower than the amortized cost.  SSAP 43R also requires a one time cumulative effect adjustment to change the amortized cost of loan-backed and structured securities to the present value of expected future cash flows at July 1, 2009, for securities still held where an other-than-temporary impairment was previously recognized under SSAP 43, Loan-backed and Structured Securities, or for securities where discounting to present value caused the expected future cash flows to be less than amortized cost at July 1, 2009.  As a result, the Company recorded a cumulative effect adjustment in the amount of $8.2 million through cumulative effect of change in accounting principle on the statements of changes in capital and surplus which represents the increase to unassigned surplus from the adoption of SSAP 43R.  The cumulative effect adjustment is net of federal income taxes of $4.4 million.  SSAP 43R resulted in an increase in bonds of $12.6 million and a decrease in deferred tax assets of $4.4 million.

Effective December 31, 2009, the Company adopted Statement of Statutory Accounting Principles 10R, Income Taxes — Revised, A Temporary Replacement of SSAP No. 10 (SSAP 10R).  SSAP 10R amends the deferred tax asset admittance test set forth in SSAP 10, Income Taxes, by using a three year realization threshold and a fifteen percent of statutory capital and surplus threshold in applying the standard.  The adoption of SSAP 10R resulted in an increase to statutory surplus of $17.3 million at December 31, 2009.  SSAP 10R is effective for 2009, 2010 and 2011 financial statements only.  SSAP 10 will be reinstated as authoritative guidance over the reporting of income taxes if subsequent guidance regarding the admissibility of deferred tax assets is not adopted before the end of the effective period.

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.  Nature of Operations and Significant Accounting Policies (continued)

For the year beginning January 1, 2009, the Company adopted Statement of Statutory Accounting Principles 99, Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment (SSAP 99).  SSAP 99 supersedes guidance in SSAP 26, Bonds, excluding Loan-backed and Structured Securities, SSAP 32, Investments in Preferred Stock, SSAP 43, Loan-backed and Structured Securities, and amends SSAP 34, Investment Income Due and Accrued, by establishing guidance for the treatment of discounts related to particular securities following the recognition of an other-than-temporary impairment.  SSAP 99 establishes that the fair value of the security at the measurement date becomes the new cost basis of the security and that subsequent recoveries in fair value are to be amortized over the remaining life of the security in the prospective manner based on future estimated cash flows for debt securities and redeemable preferred stocks and based on the projected remaining period of principal repayment for loan-backed and structured securities.  This treatment is a change from previous guidance that did not permit recognition of recoveries in fair value until a security was sold or matured.  The adoption of SSAP 99 is prospective.

Reclassifications

Certain prior year amounts in the Company’s statutory-basis financial statements have been reclassified to conform to the 2010 financial statement presentation.

Subsequent Events

The Company recognizes in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the Balance Sheet date.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Company is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements on April 25, 2011.

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2.  Investments

The book/adjusted carrying value and fair value of the Company’s investments in debt securities are summarized as follows:

	Book/ Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in thousands)
At December 31, 2010:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$38,998	$3,523	$(635)	$41,886
Debt securities issued by states of the U.S. and political subdivisions of the states	47,732	710	(561)	47,881
Corporate securities	2,316,100	236,299	(9,660)	2,542,739
Commercial mortgage-backed securities	199,091	7,964	(22)	207,033
Residential mortgage-backed securities	724,305	15,222	(60,320)	679,207
Asset-backed securities	66,341	3,494	(2,757)	67,078
Total	$3,392,567	$267,212	$(73,955)	$3,585,824

At December 31, 2009:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$153,700	$2,567	$(165)	$156,102
Debt securities issued by states of the U.S. and political subdivisions of the states	20,826	83	(595)	20,314
Corporate securities	2,293,237	155,840	(35,219)	2,413,858
Commercial mortgage-backed securities	170,608	3,670	(500)	173,778
Residential mortgage-backed securities	786,430	8,874	(104,391)	690,913
Asset-backed securities	79,811	3,386	(4,081)	79,116
Total	$3,504,612	$174,420	$(144,951)	$3,534,081

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2.  Investments (continued)

At December 31, 2010 and 2009, the Company held unrated or less-than-investment grade corporate debt securities with a book value of $285.3 million and $307.3 million, respectively, and an aggregate fair value of $249.4 million and $249.3 million, respectively. Such holdings amounted to 8.4% and 8.8%, respectively, of the Company’s investments in debt securities and 3.4% and 3.9%, respectively, of the Company’s total admitted assets as of December 31, 2010 and 2009.  The Company performs periodic evaluations of the relative credit standing of the issuers of these debt securities.  The Company considers these evaluations in its overall investment strategy.

Unrealized gains and losses on investments in unaffiliated common stocks, common stock mutual funds and common stocks of subsidiaries are reported directly in capital and surplus and do not affect net income. The unrealized gains and unrealized losses on, and the cost and fair value of those investments are as follows:

		Gross	Gross
		Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(in thousands)
At December 31, 2010:
Preferred stocks	$334	$1	$—	$335

Common stocks, unaffiliated	$617,053	$343,234	$(8,681)	$951,606
Common stocks, mutual funds	81,583	8,106	(437)	89,252
Common stocks, subsidiaries	1,453,548	376,497	—	1,830,045
	$2,152,184	$727,837	$(9,118)	$2,870,903

At December 31, 2009:
Preferred stocks	$2,401	$1	$—	$2,402

Common stocks, unaffiliated	$420,464	$268,355	$(15,473)	$673,346
Common stocks, mutual funds	81,777	2,392	(5,141)	79,028
Common stocks, subsidiaries	1,453,549	360,474	(24,765)	1,789,258
	$1,955,790	$631,221	$(45,379)	$2,541,632

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2.  Investments (continued)

The following table shows gross unrealized losses and fair values, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than or Equal To 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(in thousands)
At December 31, 2010:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$(635)	$14,301	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	(561)	19,295	—	—
Corporate securities	(4,140)	133,723	(5,520)	58,429
Commercial mortgage-backed securities	(22)	5,715	—	—
Residential mortgage-backed securities	(1,048)	30,484	(59,272)	237,645
Asset-backed securities	—	—	(2,757)	23,393
Total	$(6,406)	$203,518	$(67,549)	$319,467

Preferred stocks	$—	$—	$—	$—

Common stocks, unaffiliated	$(7,479)	$117,664	$(1,202)	$17,829
Common stocks, mutual funds	(85)	11,080	(352)	4,069
Total	$(7,564)	$128,744	$(1,554)	$21,898

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2.  Investments (continued)

	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than or Equal To 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(in thousands)
At December 31, 2009:
U.S. Treasury securities and obligation of U.S. government corporations and agencies	$(165)	$104,418	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	(24)	4,976	(571)	8,004
Corporate securities	(3,432)	190,665	(31,787)	238,036
Commercial mortgage-backed securities	(500)	62,098	—	—
Residential mortgage-backed securities	(5,148)	126,133	(99,243)	231,602
Asset-backed securities	—	—	(4,081)	32,269
Total	$(9,269)	$488,290	$(135,682)	$509,911

Preferred stocks	$—	$—	$—	$—

Common stocks, unaffiliated	$(1,943)	$23,079	$(13,530)	$136,539
Common stocks, mutual funds	—	9	(5,141)	36,217
Total	$(1,943)	$23,088	$(18,671)	$172,756

Investments that are impaired at December 31, 2010 and 2009, for which other-than-temporary impairments have not been recognized, consist mainly of corporate debt securities, residential mortgage-backed securities and unaffiliated common stocks.  The impairment of these corporate debt securities, residential mortgage-backed securities and unaffiliated common stocks has been deemed as temporary due to the assigned rating and the typical fair value fluctuations of these particular securities in the marketplace, as well as the Company’s intent and ability to hold the securities to recovery, or in the case of interest rate related declines, lack of intent to sell the securities.  For residential mortgage-backed securities, the determination of temporary impairment was also based on an evaluation of the present value of expected future cash flows, which were greater than the book adjusted/carrying values of the securities.  The aggregated unrealized loss is approximately 11.0% and 12.2% of the carrying value of these securities at December 31, 2010 and 2009, respectively.  At December 31, 2010, there were a total of 253 securities held that are considered temporarily impaired, 95 of which have been impaired for 12 months or longer.  At December 31, 2009, there were a total of 378 securities held that are considered temporarily impaired, 218 of which had been impaired for 12 months or longer.  The Company recorded other-than-temporary impairments on securities of $11.6 million, $76.9 million and $103.0 million for the years ended December 31, 2010, 2009 and 2008, respectively.

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2.  Investments (continued)

The following is a list of each loan-backed security with a recognized other-than-temporary impairment (OTTI) for the year ended December 31, 2010, and the six month period ended December 31, 2009, where the present value of future cash flows expected to be collected was less than the amortized cost basis of the securities:

CUSIP	Book/Adj Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Future Cash Flows	Recognized Other- Than- Temporary Impairment	Amortized Cost After Other- Than- Temporary Impairment	Fair Value	Date of Other- Than- Temporary Impairment
(in thousands)
For the year ended December 31, 2010:

74922EAF6	$408	$396	$12	$396	$321	12/31/2010
75970JAD8	1,605	1,464	141	1,464	1,282	12/31/2010
872225AF4	966	563	403	563	359	12/31/2010
12668BYF4	1,747	1,644	103	1,644	1,281	9/30/2010
75970JAJ5	8,188	7,043	1,145	7,043	4,312	9/30/2010
021468AG8	3,318	3,062	256	3,062	2,358	6/30/2010
02148JAD9	3,873	3,626	247	3,626	2,749	6/30/2010
12628KAA0	63	51	12	51	51	6/30/2010
45660L2V0	6,712	6,430	282	6,430	4,863	6/30/2010
52521HAJ2	3,040	2,917	123	2,917	2,286	6/30/2010
61749EAF4	3,053	2,790	263	2,790	1,890	6/30/2010
75970JAJ5	8,411	8,238	173	8,238	4,866	6/30/2010
76112HAD9	17,087	15,172	1,915	15,172	11,819	6/30/2010
872225AF4	1,787	950	837	950	564	6/30/2010
Total	$60,258	$54,346	$5,912	$54,346	$39,001

For the six month period ended December 31, 2009:

12668BYF4	$1,838	$1,749	$89	$1,749	$1,377	12/31/2009
65538PAF5	8,207	8,023	184	8,023	5,764	12/31/2009
75970JAJ5	8,744	8,446	298	8,446	5,038	12/31/2009
761118MD7	21,594	20,588	1,006	20,588	14,524	12/31/2009
059515BF2	3,810	3,349	461	3,349	2,735	9/30/2009
872225AF4	2,990	1,846	1,144	1,846	803	9/30/2009
Total	$47,183	$44,001	$3,182	$44,001	$30,241

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2.  Investments (continued)

The Company had no other-than-temporary impairments on loan-backed securities for the year ended December 31, 2010, and the six month period ended December 31, 2009, due to the intent to sell the security or the inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis of the security.

A summary of the cost or amortized cost and fair value of the Company’s debt securities at December 31, 2010, by contractual maturity, is as follows:

	Book/Adjusted	Fair
	Carrying Value	Value
	(in thousands)
Years to maturity:
One or less	$78,140	$79,356
After one through five	442,040	467,932
After five through ten	525,089	573,867
After ten	1,357,561	1,511,351
Mortgage-backed/Asset-backed securities	989,737	953,318
Total	$3,392,567	$3,585,824

The expected maturities in the foregoing table may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties and because asset-backed and mortgage-backed securities (including floating-rate securities) provide for periodic payments throughout their lives.

Proceeds from sales of investments in debt securities during 2010, 2009 and 2008 were $316.1 million, $723.8 million, and $789.8 million; gross gains of $6.6 million, $15.3 million, and $5.8 million and gross losses of $1.8 million, $8.7 million, and $6.0 million were realized on these sales in 2010, 2009 and 2008, respectively.

Proceeds from the sales of investments in equity securities during 2010, 2009 and 2008 were $316.0 million, $438.7 million, and $1,046.2 million; gross gains of $55.0 million, $130.0 million, and $245.5 million and gross losses of $14.1 million, $51.5 million, and $125.8 million were realized on these sales in 2010, 2009 and 2008, respectively.

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2.  Investments (continued)

Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR as follows for the year ended December 31:

	2010	2009	2008
	(in thousands)
Realized capital gains (losses)	$34,615	$65,783	$83,267
Less amount transferred to IMR (net of related taxes (benefits) of $1,587 in 2010, $5,827 in 2009 and ($1,225) in 2008)	2,948	10,823	(2,275)
Less federal income tax expense (benefit) of realized capital gains (losses)	11,783	27,556	23,818
Net realized capital gains (losses)	$19,884	$27,404	$61,724

Net investment income consisted of the following for the years ended December 31:

	2010	2009	2008
	(in thousands)
Debt securities	$200,231	$194,731	$190,830
Equity securities	72,657	37,725	129,017
Mortgage loans	3,021	2,989	3,681
Real estate	13,614	18,219	21,310
Policy loans	11,312	11,143	10,581
Cash, cash equivalents and short-term investments	521	1,533	6,913
Other invested assets	17,382	16,340	38,374
Other	856	2,192	5,849
Gross investment income	319,594	284,872	406,555
Investment expenses	18,390	20,214	22,393
Net investment income	$301,204	$264,658	$384,162

The Company’s investments in mortgage loans principally involve commercial real estate. At December 31, 2010, 76.7% of such mortgages, or $29.6 million, involved properties located in Texas and Florida.  Such investments consist of primarily first mortgage liens on completed income-producing properties. The aggregate mortgage outstanding to any one borrower does not exceed $13.6 million.  During 2010, no new mortgage loans were issued.  At the issuance of a loan, the percentage of any one loan to value of security, exclusive of insured, guaranteed or purchase money mortgage did not exceed 80%.  During 2010, the Company did not reduce interest rates on any outstanding mortgages.

Proceeds from the sales of real estate during 2010, 2009 and 2008 were $4.5 million, $25.9 million and $8.4 million, respectively.  No gross gains or losses were realized on the sales of real estate in 2010, 2009 and 2008.

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3.  Fair Values of Financial Instruments

Included in various investment-related line items in the financial statements are certain financial instruments carried at fair value.  Other financial instruments are periodically measured at fair value such as when impaired or, for certain bonds and preferred stocks, when carried at the lower of cost or market.

The Company uses fair value measurements to record the fair value of certain assets and liabilities and to estimate the fair value of financial instruments not recorded at fair value but required to be disclosed at fair value.  Certain financial instruments, particularly policyholder liabilities other than investment-type contracts, are excluded from this fair value discussion.

Fair value is defined as the price that would be received to sell an asset or transfer a liability in an orderly transaction between market participants at the measurement date. The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on the following hierarchy that prioritizes inputs to valuation techniques used to measure fair value into three levels.  The Company’s policy is to recognize transfers in and transfers out of levels at the end of the reporting period.

•                  Level 1 — Quoted prices (unadjusted) in active markets for identical assets or liabilities. The Company’s Level 1 assets and liabilities primarily include exchange traded equity securities and mutual funds, including those which are part of the Company’s separate account assets.

•                  Level 2 — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. The Company’s Level 2 assets and liabilities primarily include debt securities within the Company’s separate account for which public quotations are not available but that are priced by third-party pricing services or internal models using observable inputs.

•                  Level 3 — Significant unobservable inputs for the asset or liability. The Company’s Level 3 assets and liabilities primarily include certain debt securities and private equity securities within the Company’s separate account that must be priced using broker quotes or other valuation techniques that utilize significant unobservable inputs.

The following discussion describes the valuation methodologies utilized by the Company for assets and liabilities measured or disclosed at fair value. Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including discount rates, estimates of timing, amount of expected future cash flows and the credit standing of the issuer. Such estimates do not consider the tax impact of the realization of unrealized gains or losses. For Level 3 investments, the fair value estimates cannot be substantiated by comparison to independent markets. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument. As described below,

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3.  Fair Values of Financial Instruments (continued)

certain fair values are determined through the use of third-party pricing services. Management does not adjust prices received from third parties; however, we do analyze the third-party pricing services’ valuation methodologies and related inputs and perform additional evaluation to determine the appropriate level within the fair value hierarchy.  Care should be exercised in deriving conclusions about the Company’s business, its value or financial position based on the fair value information of financial instruments presented below.

Debt Securities

The fair values of actively traded debt securities have been determined through the use of third-party pricing services utilizing market observable inputs.  Less liquid private placement securities, auction rate securities and asset/mortgage-backed securities for which the Company does not receive public quotations or if the Company deems the quotations to reflect distressed sales are valued using either broker quotes or by discounting the expected cash flows using current market-consistent rates applicable to the yield, credit quality and maturity of each security.

Equity Securities

The fair values of actively traded equity securities have been determined utilizing publicly quoted prices obtained from third-party pricing services. The fair values of certain equity securities for which no publicly quoted prices are available have been determined through the use of third-party pricing services utilizing market observable inputs. Actively traded mutual funds are valued using the net asset values of the funds.

Mortgage Loans

The fair values for mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans collateralized by properties with similar investment risk.  The fair values for mortgage loans in default are established at the lower of the fair value of the underlying collateral less costs to sell or the carrying amount of the loan.

Cash, Cash Equivalents and Short-Term Investments

The fair values of cash, cash equivalents and short-term investments are based on quoted market prices.

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3.  Fair Values of Financial Instruments (continued)

Securities Lending Reinvested Collateral Assets

The fair value of securities lending reinvested collateral assets are from third-party sources utilizing publicly quoted prices.

Assets Held in Separate Accounts

Assets held in separate accounts include debt securities, equity securities, mutual funds and private equity investments. The fair values of these assets have been determined using the same methodologies as for debt and equity securities.

Reserves

Fair values for insurance reserves are not required to be disclosed. However, the estimated fair values of all insurance reserves and investment contracts are taken into consideration in the Company’s overall management of interest rate risk.

Securities Lending Liability

The liability represents the Company’s obligation to return collateral related to securities lending transactions.  The liability is short-term in nature and therefore, the fair value of the obligation approximates the carrying amount.

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3.  Fair Values of Financial Instruments (continued)

At December 31, 2009, the Company held financial instruments which were measured at fair value on a non-recurring basis, which primarily included NAIC 6 debt securities required to be reported at the lower of cost or fair value.  At December 31, 2010, SSAP 100 clarified that securities reported at the lower of cost or fair value based on NAIC designation should be classified as recurring regardless if the security was reported in the previous period at amortized cost.  Therefore, additional financial instruments have been included on the reconciliation for assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2010.  The additional financial instruments may cause the January 1, 2010 beginning asset/(liability) to differ from the December 31, 2009 ending asset/(liability).  (See the Accounting Changes section in Note 1 for further discussion.)

Assets and liabilities measured at fair value on a recurring basis are outlined below:

	Assets/ (Liabilities) Measured at	Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(in thousands)
At December 31, 2010:
Assets:
Residential mortgage-backed securities	$324	$—	$—	$324
Common stocks, unaffiliated	951,606	951,606	—	—
Common stocks, mutual funds	89,252	89,252	—	—
Separate account assets	808,003	506,934	146,994	154,075
Total assets	$1,849,185	$1,547,792	$146,994	$154,399

At December 31, 2009:
Assets:
Common stocks, unaffiliated	$673,346	$673,346	$—	$—
Common stocks, mutual funds	79,028	79,028	—	—
Separate accounts assets	692,470	369,106	193,663	129,701
Total assets	$1,444,844	$1,121,480	$193,663	$129,701

There were no significant transfers between Level 1 and Level 2 of the fair value hierarchy.

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3.  Fair Values of Financial Instruments (continued)

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2010, is as follows:

								Changes in
								Unrealized
								Gains
	Beginning							(Losses)
	Asset/	Total			Purchases,		Ending Asset/	Included in
	(Liability)	Realized/Unrealized Gains			Sales,		(Liability)	Net Income
	as of	(Losses) Included in*:			Issuances	Transfers	as of	Related to
	January 1,	Net			and	In (Out)	December 31,	Positions
	2010	Income	Surplus	Other	Settlements	of Level 3	2010	Still Held
	(in thousands)
Assets:
Residential mortgage-backed securities	$804	$(1,241)	$788	$—	$(27)	$—	$324	$—
Separate account assets	141,149	—	—	14,450	(1,524)	—	154,075	—
Total Assets	$141,953	$(1,241)	$788	$14,450	$(1,551)	$—	$154,399	$—

*     Gains and losses for assets held in separate accounts do not impact net income or surplus as the change in value of assets held in separate accounts is offset by a change in value of liabilities related to separate accounts.

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2009, is as follows:

Changes in
Unrealized
Gains
	Beginning							(Losses)
	Asset/	Total			Purchases,		Ending Asset/	Included in
	(Liability)	Realized/Unrealized Gains			Sales,		(Liability)	Net Income
	as of	(Losses) Included in*:			Issuances	Transfers	as of	Related to
	January 1,	Net			and	In (Out)	December 31,	Positions
	2009	Income	Surplus	Other	Settlements	of Level 3	2009	Still Held
(in thousands)
Assets:
Separate account assets	$104,636	$—	$—	$14,065	$11,000	$—	$129,701	$—

*     Gains and losses for assets held in separate accounts do not impact net income or surplus as the change in value of assets held in separate accounts is offset by a change in value of liabilities related to separate accounts.

The Company did not have any significant assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2010 and 2009.

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3.  Fair Values of Financial Instruments (continued)

The carrying amounts and fair values of the Company’s significant financial instruments follow.

	December 31, 2010		December 31, 2009
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(in thousands)
Assets:
Debt securities	$3,392,567	$3,585,824	$3,504,612	$3,534,081
Preferred stocks	334	335	2,401	2,402
Common stocks, unaffiliated	951,606	951,606	673,346	673,346
Common stocks, mutual funds	89,252	89,252	79,028	79,028
Mortgage loans	38,567	40,948	44,950	45,535
Cash, cash equivalents and short-term investments	148,733	148,733	138,092	138,092
Securities lending reinvested collateral assets	93,284	92,970	—	—
Separate account assets	808,003	808,003	692,470	692,470

Liabilities:
Securities lending liability	$244,025	$244,025	$79,707	$79,707

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

4.  Related Party Transactions

The Company owns a 100% interest in WSLAC, whose carrying value is $1,032.3 million at December 31, 2010.  The Company carries WSLAC at its underlying statutory equity, which exceeds 10% of the admitted assets of the Company.  The accounting policies of WSLAC are the same as those of the Company described in Note 1.  The summary financial data for WSLAC is as follows:

Balance Sheets (Statutory-Basis)

	December 31
	2010	2009
	(in thousands)
Admitted Assets
Cash and invested assets:
Debt securities	$10,004,546	$9,386,756
Preferred and common stocks	147,685	123,786
Investment in common stock of subsidiaries	8,929	6,633
Mortgage loans	724,580	671,744
Policy loans	45,371	46,792
Real estate, held for the production of income	26,134	26,300
Cash, cash equivalents and short-term investments	393,869	272,888
Receivable for securities	4,619	4,581
Securities lending reinvested collateral assets	28,377	—
Other invested assets	100,138	92,742
Total cash and invested assets	11,484,248	10,632,222

Investment income due and accrued	109,296	104,667
Premiums deferred and uncollected	21,204	19,034
Net deferred income tax asset	34,546	52,939
Other admitted assets	19,858	8,551
Separate account assets	56,188	67,286
Total admitted assets	$11,725,340	$10,884,699

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

4.  Related Party Transactions (continued)

Balance Sheets (Statutory-Basis)

	December 31
	2010	2009
	(in thousands)
Liabilities and Capital and Surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$8,725,764	$8,294,121
Liability for deposit-type contracts	1,272,868	1,197,738
Policy and contract claims	9,893	10,532
Premiums received in advance	399	555
Total policy and contract liabilities	10,008,924	9,502,946

General expense due and accrued	5,617	5,314
Current federal income taxes payable to parent	13,374	22,927
Transfer to (from) separate accounts due and accrued, net	(3,727)	(2,770)
Asset valuation reserve	69,891	14,032
Interest maintenance reserve	4,603	—
Other liabilities	46,989	25,429
Dividends to stockholders declared and unpaid	25,000	—
Payable for securities lending	466,148	244,495
Separate account liabilities	56,188	67,286
Total liabilities	10,693,007	9,879,659

Capital and surplus:
Common stock, $1 par value, authorized 10,000 shares, issued and outstanding 2,500 shares	2,500	2,500
Paid-in surplus	761,308	761,308
Accumulated surplus	268,525	241,232
Total capital and surplus	1,032,333	1,005,040
Total liabilities and capital and surplus	$11,725,340	$10,884,699

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

4.  Related Party Transactions (continued)

Statements of Operations (Statutory-Basis)

	Year Ended December 31
	2010	2009
	(in thousands)
Premiums and other revenues:
Premiums and annuity considerations	$1,024,683	$1,196,681
Net investment income	602,096	584,333
Considerations for supplementary contracts with life contingencies	2,831	2,075
Amortization of the interest maintenance reserve	396	(2,036)
Fees from management of separate accounts	2,374	863
Total premiums and other revenues	1,632,380	1,781,916

Benefits paid or provided:
Death benefits	83,336	78,399
Annuity benefits	198,285	212,072
Disability and accident and health benefits	2,840	2,825
Surrender benefits	580,771	560,611
Payments on supplementary contracts with life contingencies	309	350
Other benefits	61,690	61,502
Increase (decrease) in policy reserves and other policyholders’ funds	431,644	623,562
Total benefits paid or provided	1,358,875	1,539,321

Insurance expenses and other deductions:
Commissions	66,273	76,787
General expenses	72,888	70,212
Net transfers to (from) separate accounts	(17,479)	(14,862)
Other deductions	11,023	6,334
Total insurance expenses and other deductions	132,705	138,471

Gain (loss) from operations before federal income tax expense and net realized capital gains (losses)	140,800	104,124
Federal income tax expense (benefit), excluding tax on capital gains	37,888	11,517
Gain (loss) from operations before net realized capital gains (losses)	102,912	92,607
Net realized capital gains (losses) (excluding gains (losses) transferred to IMR and capital gains tax)	(22,312)	(149,996)
Net income (loss)	$80,600	$(57,389)

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

4.  Related Party Transactions (continued)

Intercompany fees for management services provided to the Company’s subsidiaries, both direct and indirect, included in net income of the Company were as follows:

	2010	2009	2008
	(in thousands)
WSLAC	$75,784	$72,767	$68,503
Columbus Life	5,711	5,629	5,634
Integrity	10,204	11,620	11,901
National	7,903	7,662	7,290
Total	$99,602	$97,678	$93,328

The Company has an equity interest in certain partnerships that made payments of principal and interest under mortgage financing arrangements to WSLAC in the amount of $27.9 million, $18.8 million and $19.0 million in 2010, 2009 and 2008, respectively. The principal balance of the mortgage financing arrangements with WSLAC was $261.3 million and $239.9 million at December 31, 2010 and 2009, respectively.

At December 31, 2010 and 2009, the Company had $89.3 million and $79.0 million, respectively, invested in the Touchstone Funds, which are mutual funds administered by Touchstone Advisors, Inc., an indirect subsidiary of the Company.

At December 31, 2010, the Company accrued $100.0 million for a dividend to be paid in the form of cash to its parent, Western & Southern Financial Group, Inc.  The dividend was paid on January 3, 2011.

At December 31, 2010, the Company accrued a dividend of $25.0 million to be received in the form of cash from WSLAC.  The dividend was received on January 3, 2011.

At December 31, 2010, the Company accrued a dividend of $25.0 million to be received in the form of cash from Columbus Life.  The dividend was received on January 3, 2011.

On September 16, 2009, the Company made capital contributions in the amount of $111.5 million, $40.2 million and $105.2 million to its subsidiaries, WSLAC, Columbus Life and Integrity, respectively.  The contributions were in the form of common stocks at fair value.

On November 11, 2009, the Company received a capital contribution from its parent, Western & Southern Financial Group, Inc., in the amount of $20.0 million.  The contribution was in the form of common stock at fair value.

During 2008, the Company made capital contributions of $269.9 million to WSLAC. The capital contributions consisted of $75.0 million in common stocks at fair value, which were contributed on October 23, 2008, $74.1 million of cash, which was contributed on October 31, 2008, and $120.8 million of debt securities at fair value, which were contributed on December 22, 2008.

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

4.  Related Party Transactions (continued)

During 2008, the Company made capital contributions of $102.1 million to Integrity.  The capital contributions consisted of $20.0 million in cash, which was contributed on June 30, 2008, $18.5 million in common stocks at fair value, which were contributed on August 25, 2008, and $35.6 million in debt securities at fair value and $20.0 million in cash, which were contributed on December 29, 2008.  On December 30, 2008, the Company accrued an $8.0 million capital contribution to be paid in cash to Integrity.  The cash was contributed on January 20, 2009.

On December 11, 2008, the Company received a dividend of $50.0 million from Columbus Life.  The dividend consisted of $23.7 million in debt securities at fair value and $26.3 million in cash.  The dividend was extraordinary, which means that it required prior approval from the Department.

The Company has entered into multiple reinsurance agreements with affiliated entities.  See Note 5 for further description.

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

5.  Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements.  The ceded reinsurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within its capital resources.

Prior to October 31, 2008, the Company had two modified coinsurance (MODCO) agreements with its subsidiary, WSLAC, whereby the Company assumed certain universal life business issued by its subsidiary prior to 2004.  Under the terms of the agreements, the subsidiary retained the reserves and the related assets of this business. The Company recorded, in its statements of operations, premiums less experience refunds, commissions, adjustments to reserves as specified in the agreement, benefits incurred and other related expenses of this business.

On October 31, 2008, the two aforementioned MODCO agreements covering universal life products written by the Company’s subsidiary, WSLAC, were terminated by the ceding company.  In connection with the transfer to WSLAC of the obligation to support the risk of these policies, $776.0 million was recorded in both the reserve adjustments from elimination of MODCO reinsurance agreement and in the change in reserve from elimination of MODCO reinsurance agreement lines on the statements of operations.  One of the agreements provided that a recapture fee, calculated in the amount of $74.1 million, be paid to the Company from WSLAC.  The recapture fee was received by the Company on October 31, 2008, and is recorded in the recapture fee from elimination of MODCO reinsurance agreement line on the statements of operations.

The Company also has a MODCO coinsurance agreement with Integrity, whereby the Company assumes structured settlements, guaranteed rate option annuities, and accumulation products written before July 1, 2002.  Under the terms of the agreement, Integrity retains the reserves and the related assets of this business.

The Company has a ceded reinsurance agreement with Columbus Life.  Under the reinsurance agreement, Columbus Life reinsures the former liabilities of Columbus Mutual, a former affiliate, which was merged into the Company.  Life and accident and health reserves ceded from the Company to Columbus Life totaled $654.9 million and $674.2 million at December 31, 2010 and 2009, respectively.

The Company has entered into a retrocession reinsurance agreement with RGA Reinsurance Company.  This coinsurance agreement reinsures certain extended-term life insurance policy reserves totaling $15.1 million and $16.6 million at December 31, 2010 and 2009, respectively.

Certain premiums and benefits are ceded to other insurance companies under various reinsurance agreements. The majority of the ceded business is due to ceding substandard business to reinsurers (facultative basis).

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

5.  Reinsurance (continued)

In 2006, the Company entered into a yearly renewable term reinsurance agreement with Lafayette Life Insurance Company (Lafayette Life), an affiliated entity, whereby the Company provides reinsurance coverage on certain life products and associated riders as this coverage is recaptured by Lafayette Life from unaffiliated reinsurers.  Life reserves ceded from Lafayette Life to the Company under this agreement totaled $1.0 million and $0.9 million at December 31, 2010 and 2009, respectively.

The effects of reinsurance on premiums, annuity considerations and deposit-type funds are as follows for the year ended December 31:

	2010	2009	2008
	(in thousands)
Direct premiums	$289,174	$292,220	$292,948
Assumed premiums:
Affiliates	2,838	226	80,617
Non-affiliates	—	—	—
Ceded premiums:
Affiliates	—	—	—
Non-affiliates	(5,884)	(5,981)	(9,613)
Net premiums	$286,128	$286,465	$363,952

The Company’s ceded reinsurance arrangements reduced other certain items in the accompanying financial statements by the following amounts as of and for the year ended December 31:

	2010	2009	2008
	(in thousands)
Benefits paid or provided:
Affiliates	$—	$—	$—
Non-affiliates	2,991	2,682	5,739
Policy and contract liabilities:
Affiliates	654,948	674,214	701,573
Non-affiliates	16,932	15,067	13,009

During 2010, 2009, and 2008, the Company did not write off any reinsurance balances as a charge to operations.

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

5.  Reinsurance (continued)

Other than as described above, neither the Company nor any of its related parties control, directly or indirectly, any reinsurers with whom the Company conducts business.  No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance.  The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement.  At December 31, 2010, there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected.  The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

There would be no reduction in capital and surplus at December 31, 2010, if all reinsurance agreements were cancelled.

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6.  Federal Income Taxes

The Company and its subsidiaries file a consolidated federal income tax return. Amounts due from the subsidiaries for federal income taxes were $28.1 million and $16.2 million at December 31, 2010 and 2009, respectively. The tax years of 2010, 2009 and 2008 remain subject to examination by major tax jurisdictions.

The amount of federal income taxes incurred that will be available for recoupment at December 31, 2010, in the event of future net losses is $8.9 million, $26.8 million and $43.2 million from 2010, 2009, and 2008, respectively.

The change in net deferred income taxes is comprised of the following:

		Ordinary	Capital	Total
		(in thousands)
2010:
(a)	Gross deferred tax assets	$218,886	$18,583	$237,469
(b)	Statutory valuation allowance adjustment	—	—	—
(c)	Adjusted gross deferred tax assets (a – b)	218,886	18,583	237,469
(d)	Deferred tax liabilities	63,913	138,441	202,354
(e)	Net deferred tax assets (c – d)	154,973	(119,858)	35,115
(f)	Deferred tax assets nonadmitted	—	—	—
(g)	Net admitted deferred tax assets (e – f)	$154,973	$(119,858)	$35,115

		Ordinary	Capital	Total
		(in thousands)
2009:
(a)	Gross deferred tax assets	$228,503	$29,946	$258,449
(b)	Statutory valuation allowance adjustment	—	—	—
(c)	Adjusted gross deferred tax assets (a – b)	228,503	29,946	258,449
(d)	Deferred tax liabilities	38,794	116,488	155,282
(e)	Net deferred tax assets (c – d)	189,709	(86,542)	103,167
(f)	Deferred tax assets nonadmitted	—	—	—
(g)	Net admitted deferred tax assets (e – f)	$189,709	$(86,542)	$103,167

		Ordinary	Capital	Total
		(in thousands)
Change:
(a)	Gross deferred tax assets	$(9,617)	$(11,363)	$(20,980)
(b)	Statutory valuation allowance adjustment	—	—	—
(c)	Adjusted gross deferred tax assets (a – b)	(9,617)	(11,363)	(20,980)
(d)	Deferred tax liabilities	25,119	21,953	47,072
(e)	Net deferred tax assets (c – d)	(34,736)	(33,316)	(68,052)
(f)	Deferred tax assets nonadmitted	—	—	—
(g)	Net admitted deferred tax assets (e – f)	$(34,736)	$(33,316)	$(68,052)

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6.  Federal Income Taxes (continued)

The Company has elected to admit DTAs pursuant to paragraph 10.e. of SSAP No. 10R, Income Taxes — A Temporary Replacement of SSAP No. 10.  The current period election does not differ from the prior period election.

The following table provides the increased amount by tax character, and the change in such, of admitted adjusted gross DTAs as the result of the application of paragraph 10.e. of SSAP No. 10R, Income Taxes — A Temporary Replacement of SSAP No. 10:

	2010	2009	Change
	(in thousands)
Increase (decrease) in deferred tax assets admitted from SSAP 10R, para. 10.e.	$2,507	$17,297	$(14,790)

		Ordinary	Capital	Total
		(in thousands)
2010:
Admission calculation components SSAP 10R, Paragraphs 10.a, 10.b, and 10.c:
(a)	SSAP 10R, Paragraph 10.a.	$8,129	$—	$8,129
(b)	SSAP 10R, Paragraph 10.b. (lesser of para. 10.b.i. and 10.b.ii. below)	24,479	—	24,479
(c)	SSAP 10R, Paragraph 10.b.i.	24,479	—	24,479
(d)	SSAP 10R, Paragraph 10.b.ii.			341,003
(e)	SSAP 10R, Paragraph 10.c.	183,771	18,583	202,354
(f)	Total (a + b + e)	$216,379	$18,583	$234,962

Admission calculation components SSAP 10R, Paragraph 10.e.:
(g)	SSAP 10R, Paragraph 10.e.i.	$8,129	$—	$8,129
(h)	SSAP 10R, Paragraph 10.e.ii. (lesser of para. 10.e.ii.a. and 10.e.ii.b. below)	46,297	—	46,297
(i)	SSAP 10R, Paragraph 10.e.ii.a.	46,297	—	46,297
(j)	SSAP 10R, Paragraph 10.e.ii.b.			511,505
(k)	SSAP 10R, Paragraph 10.e.iii.	164,460	18,583	183,043
(l)	Total (g + h + k)	$218,886	$18,583	$237,469

Total adjusted capital and the RBC authorized control level used in the SSAP 10R, paragraph 10.d. evaluation were as follows:

(m)	Total adjusted capital			$3,928,973
(n)	RBC authorized control level			$405,907

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6.  Federal Income Taxes (continued)

		Ordinary	Capital	Total
		(in thousands)
2009:
Admission calculation components SSAP 10R, Paragraphs 10.a, 10.b, and 10.c:
(a)	SSAP 10R, Paragraph 10.a.	$55,923	$29,946	$85,869
(b)	SSAP 10R, Paragraph 10.b. (lesser of para. 10.b.i. and 10.b.ii. below)	—	—	—
(c)	SSAP 10R, Paragraph 10.b.i.	—	—	—
(d)	SSAP 10R, Paragraph 10.b.ii.			328,620
(e)	SSAP 10R, Paragraph 10.c.	155,283	—	155,283
(f)	Total (a + b + e)	$211,206	$29,946	$241,152

Admission calculation components SSAP 10R, Paragraph 10.e.:
(g)	SSAP 10R, Paragraph 10.e.i.	$73,221	$29,946	$103,167
(h)	SSAP 10R, Paragraph 10.e.ii. (lesser of para. 10.e.ii.a. and 10.e.ii.b. below)	42,560	—	42,560
(i)	SSAP 10R, Paragraph 10.e.ii.a.	42,560	—	42,560
(j)	SSAP 10R, Paragraph 10.e.ii.b.			492,929
(k)	SSAP 10R, Paragraph 10.e.iii.	112,722	—	112,722
(l)	Total (g + h + k)	$228,503	$29,946	$258,449

Total adjusted capital and the RBC authorized control level used in the SSAP 10R, paragraph 10.d. evaluation were as follows:

(m)	Total adjusted capital			$3,655,069
(n)	RBC authorized control level			$389,146

		Ordinary	Capital	Total
		(in thousands)
Change:
Admission calculation components SSAP 10R, Paragraphs 10.a, 10.b, and 10.c:
(a)	SSAP 10R, Paragraph 10.a.	$(47,794)	$(29,946)	$(77,740)
(b)	SSAP 10R, Paragraph 10.b. (lesser of para. 10.b.i. and 10.b.ii. below)	24,479	—	24,479
(c)	SSAP 10R, Paragraph 10.b.i.	24,479	—	24,479
(d)	SSAP 10R, Paragraph 10.b.ii.			12,383
(e)	SSAP 10R, Paragraph 10.c.	28,488	18,583	47,071
(f)	Total (a + b + e)	$5,173	$(11,363)	$(6,190)

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6.  Federal Income Taxes (continued)

		Ordinary	Capital	Total
		(in thousands)
Admission calculation components SSAP 10R, Paragraph 10.e.:
(g)	SSAP 10R, Paragraph 10.e.i.	$(65,092)	$(29,946)	$(95,038)
(h)	SSAP 10R, Paragraph 10.e.ii. (lesser of para. 10.e.ii.a. and 10.e.ii.b. below)	3,737	—	3,737
(i)	SSAP 10R, Paragraph 10.e.ii.a.	3,737	—	3,737
(j)	SSAP 10R, Paragraph 10.e.ii.b.			18,576
(k)	SSAP 10R, Paragraph 10.e.iii.	51,738	18,583	70,321
(l)	Total (g + h + k)	$(9,617)	$(11,363)	$(20,980)

The changes in total adjusted capital and the RBC authorized control level used in the SSAP 10R, paragraph 10.d. evaluation were as follows:

(m)	Total adjusted capital			$273,904
(n)	RBC authorized control level			$16,761

The amount of admitted deferred tax assets, admitted assets, statutory surplus and total adjusted capital in the risk-based capital calculation and the increased amount of deferred tax assets, admitted assets and statutory surplus as a result of the application of SSAP No. 10R, paragraph 10.e. is as follows:

		Ordinary	Capital	Total
		(in thousands)
2010:
SSAP 10R, Paragraphs 10.a., 10.b., and 10.c.:
(a)	Admitted deferred tax assets	$216,379	$18,583	$234,962
(b)	Admitted assets			$8,481,570
(c)	Adjusted statutory surplus *			$3,531,099
(d)	Total adjusted capital from DTAs			$3,926,466

Increases due to SSAP 10R, Paragraph 10.e.:
(e)	Admitted deferred tax assets	$2,507	$—	$2,507
(f)	Admitted assets			$2,507
(g)	Statutory surplus			$2,507

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6.  Federal Income Taxes (continued)

		Ordinary	Capital	Total
		(in thousands)
2009:
SSAP 10R, Paragraphs 10.a., 10.b., and 10.c.:
(a)	Admitted deferred tax assets	$211,206	$29,946	$241,152
(b)	Admitted assets			$7,938,109
(c)	Adjusted statutory surplus *			$3,447,579
(d)	Total adjusted capital from DTAs			$3,637,772

Increases due to SSAP 10R, Paragraph 10.e.:
(e)	Admitted deferred tax assets	$17,297	$—	$17,297
(f)	Admitted assets			$17,297
(g)	Statutory surplus			$17,297

		Ordinary	Capital	Total
		(in thousands)
Change:
SSAP 10R, Paragraphs 10.a., 10.b., and 10.c.:
(a)	Admitted deferred tax assets	$5,173	$(11,363)	$(6,190)
(b)	Admitted assets			$543,461
(c)	Adjusted statutory surplus *			$83,520
(d)	Total adjusted capital from DTAs			$288,694

Increases due to SSAP 10R, Paragraph 10.e.:
(e)	Admitted deferred tax assets	$(14,790)	$—	$(14,790)
(f)	Admitted assets			$(14,790)
(g)	Statutory surplus			$(14,790)

*    As reported on the statutory balance sheet for the most recently filed statement with the Ohio Department of Insurance commissioner adjusted in accordance with SSAP 10R, Paragraph 10.b.ii.

Nonadmitted deferred tax assets did not change for the years ended December 31, 2010, 2009 and 2008, respectively.

The impact of tax planning strategies on adjusted gross DTAs and net admitted DTAs for the year ended December 31, 2010, is as follows:

	Ordinary	Capital	Total
Adjusted gross DTA (% of total adjusted gross DTAs)	0.00%	0.00%	0.00%
Net admitted adjusted gross DTAs (% of total net admitted adjusted gross DTAs)	0.00%	0.00%	0.00%

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6.  Federal Income Taxes (continued)

Current income taxes incurred for the years ended December 31, consist of the following major components:

	2010	2009	2008
	(in thousands)
Federal	$(2,860)	$6,783	$25,117
Foreign	—	—	—
Subtotal	(2,860)	6,783	25,117
Federal income tax on net capital gains	11,783	27,556	23,818
Utilization of capital loss carry-forwards	—	—	—
Other	(6,027)	(6,649)	(4,617)
Federal and foreign income taxes incurred	$2,896	$27,690	$44,318

The main components of the deferred tax amounts at December 31 are as follows:

			2010	2009	Change
			(in thousands)
Deferred tax assets
(a)	Ordinary:
	(1)	Discounting of unpaid losses	$—	$—	$—
	(2)	Unearned premium revenue	—	—	—
	(3)	Policyholder reserves	51,504	63,549	(12,045)
	(4)	Investments	—	—	—
	(5)	Deferred acquisition costs	33,979	34,739	(760)
	(6)	Policyholder dividends accrual	9,784	8,625	1,159
	(7)	Fixed assets	2,878	2,743	135
	(8)	Compensation and benefits accrual	113,309	112,424	885
	(9)	Pension accrual	—	—	—
	(10)	Receivables — nonadmitted	971	785	186
	(11)	Net operating loss carry-forward	—	—	—
	(12)	Tax credit carry-forward	—	—	—
	(13)	Other	6,461	5,638	823
	(14)	Subtotal	218,886	228,503	(9,617)
(b)	Statutory valuation allowance adjustment		—	—	—
(c)	Nonadmitted		—	—	—
(d)	Admitted ordinary deferred tax assets (a14 – b – c)		218,886	228,503	(9,617)

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6.  Federal Income Taxes (continued)

			2010	2009	Change
			(in thousands)
Deferred tax assets (continued)
(e)	Capital:		18,583	29,946	(11,363)
	(1)	Investments	—	—	—
	(2)	Net capital loss carry-forward	—	—	—
	(3)	Real estate	—	—	—
	(4)	Other	18,583	29,946	(11,363)
	(5)	Subtotal	—	—	—
(f)	Statutory valuation allowance adjustment		—	—	—
(g)	Nonadmitted		18,583	29,946	(11,363)
(h)	Admitted capital deferred tax assets (e5 – f – g)		$237,469	$258,449	$(20,980)
(i)	Admitted deferred tax assets (d + h)

Deferred tax liabilities
(a)	Ordinary:
	(1)	Investments	$38,821	$15,125	$23,696
	(2)	Fixed assets	4,478	3,875	603
	(3)	Deferred and uncollected premium	19,104	18,975	129
	(4)	Policyholder reserves	—	—	—
	(5)	Other	1,510	819	691
	(6)	Subtotal	63,913	38,794	25,119
(b)	Capital:
	(1)	Investments	138,441	116,488	21,953
	(2)	Real estate	—	—	—
	(3)	Other	—	—	—
	(4)	Subtotal	138,441	116,488	21,953
(c)	Deferred tax liabilities (a6 + b4)		$202,354	$155,282	$47,072

Net deferred tax assets (liabilities)			$35,115	$103,167	$(68,052)

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6.  Federal Income Taxes (continued)

The Company’s federal income tax expense and change in net deferred income taxes differs from the amount obtained by applying the federal statutory rate of 35% to gain from operations before federal income tax expense and net realized capital gains.  The significant differences for the year ended December 31, are as follows (in thousands):

		Effective		Effective		Effective
	2010	Tax Rate	2009	Tax Rate	2008	Tax Rate
Provision computed at statutory rate	$8,224	35.00%	$18,049	35.00%	$88,839	35.00%
Dividends received deduction	(20,372)	(86.70)	(2,586)	(5.01)	(28,225)	(11.12)
Tax credits	(870)	(3.70)	(1,792)	(3.48)	(309)	(0.12)
Other invested assets	1,387	5.90	5,563	10.79	(7,462)	(2.94)
Medicare Part D	4,900	20.85	—	0.00	—	0.00
Pension plan	7,432	31.63	3,427	6.65	1,062	0.42
Additional minimum pension liability	—	0.00	9,814	19.03	(9,814)	(3.87)
Change in tax contingency reserves	—	0.00	—	0.00	(7,880)	(3.10)
Change in reserve valuation basis	12,182	51.84	—	0.00	—	0.00
Security transfer(1)	—	0.00	(54,845)	(106.35)	(23,864)	(9.40)
Other	(3,463)	(14.73)	(4,718)	(9.16)	(3,106)	(1.23)
Total	$9,420	40.09%	$(27,088)	(52.53)%	$9,241	3.64%

Federal income taxes incurred	$(8,887)	(37.82)%	$134	0.26%	$20,500	8.08%
Change in net deferred income taxes(2)	18,307	77.91	(27,222)	(52.79)	(11,259)	(4.44)
Total statutory income taxes	$9,420	40.09%	$(27,088)	(52.53)%	$9,241	3.64%

(1)          Tax effects of securities transferred to other legal entities within the tax sharing agreement

(2)          Excludes change in net deferred income taxes on certain realized gains/losses of $332, $(4,532) and $5,326 for the years ended December 31, 2010, 2009 and 2008, respectively.

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

7.  Regulatory Matters

The Company is required by statutory regulations to meet minimum risk-based capital standards.  Risk-based capital is a method of measuring the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile.  At December 31, 2010 and 2009, the Company exceeded the minimum risk-based capital.

State regulatory authorities have powers relating to granting and revoking licenses to transact business, the licensing of agents, the regulation of premium rates and trade practices, the form and content of insurance policies, the content of advertising material, financial statements and the nature of permitted practices.

Ohio insurance law limits the amount of dividends that can be paid to a parent in a holding company structure without prior approval of the regulators to the greater of ten percent of statutory surplus or statutory net income as of the preceding December 31, but only to the extent of earned surplus as of the preceding December 31. In 2011, the Company has $253.4 million available for payment of dividends based on capital and surplus of $3,533.6 million and dividends accrued of $100.0 million at December 31, 2010.

8.  Commitments and Contingencies

The Company is named as a defendant in various legal actions arising principally from claims made under insurance policies and contracts.  The Company believes the resolution of these actions will not have a material effect on the Company’s financial position or results of operations.

At December 31, 2010, the Company does not have any material lease agreements as a lessee for office space or equipment.

At December 31, 2010, the Company has future commitments to provide additional capital contributions of $252.2 million to private equity and real estate joint ventures, limited partnerships and limited liability companies.

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

9.  Annuity Reserves and Deposit-Type Contract Liabilities

At December 31, 2010, the Company’s annuity reserves and deposit-type contract liabilities that are subject to discretionary withdrawal (without adjustment) and not subject to discretionary withdrawal provisions are summarized as follows:

	Amount	Percent
	(in thousands)
At book value without adjustment (with minimal or no charge or adjustment)	$408,979	35.6%
Not subject to discretionary withdrawal	740,453	64.4%
Total annuity reserves and deposit fund liabilities (before reinsurance)	1,149,432	100.0%
Less reinsurance ceded	156,095
Net annuity reserves and deposit fund liabilities	$993,337

Of the total net annuity reserves and deposit fund liabilities of $993.3 million at December 31, 2010, $266.7 million was included in the general account and $726.6 million was included in the separate accounts.

Interest rate changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions, which may prevent timely adjustment. The Company’s management constantly monitors interest rates with respect to a spectrum of product durations and sells annuities that permit flexible responses to interest rate changes as part of the Company’s management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10.  Employee Retirement Benefits

The Company has a noncontributory pension plan under group annuity contracts covering substantially all employees and field representatives.  In addition, the Company provides certain healthcare and life insurance benefits for retired employees or their beneficiaries.  Substantially all of the Company’s employees and field representatives may become eligible for those benefits when they reach normal retirement age while working for the Company.

The Company uses a December 31 measurement date for all plans.

A summary of assets, obligations and assumptions of the pension and other postretirement benefit plans at December 31, are as follows:

	Pension Benefits		Postretirement Medical
	2010	2009	2010	2009
	(in thousands)
Change in benefit obligation:
Benefit obligation at beginning of year	$728,185	$682,929	$199,983	$192,497
Service cost	15,998	13,266	4,233	5,788
Interest cost	43,346	41,759	8,689	11,311
Medicare Part D payments received	—	—	1,869	1,787
ERRP reimbursement received	—	—	670	—
Contribution by plan participants	—	—	2,806	2,550
Actuarial (gain) loss	32,400	31,554	(51,146)	383
Benefits paid	(42,881)	(41,323)	(15,368)	(14,333)
Plan amendments	(49,632)	—	—	—
Benefit obligation at end of year	$727,416	$728,185	$151,736	$199,983

Change in plan assets:
Fair value of plan assets at beginning of year	$667,677	$601,295	$—	$—
Actual return on plan assets	101,360	107,705	—	—
Employer contribution	—	—	10,023	9,996
Plan participants’ contributions	—	—	2,806	2,550
Medicare Part D payments received	—	—	1,869	1,787
ERRP reimbursement received	—	—	670	—
Benefits paid	(42,881)	(41,323)	(15,368)	(14,333)
Fair value of plan assets at end of year	$726,156	$667,677	$—	$—

Funded status:
(Unfunded) overfunded obligation	$(1,260)	$(60,508)	$(151,736)	$(199,984)
Unamortized prior service cost	(41,745)	9,473	(27,258)	(30,130)
Unrecognized net (gain) or loss	512,727	557,116	(51,736)	(3,511)
Prepaid assets* (accrued liabilities)	$469,722	$506,081	$(230,730)	$(233,625)

Accumulated benefit obligation for vested employees and partially vested employees to the extent vested	$697,234	$667,192	$151,736	$199,983

Benefit obligation for non-vested employees:
Projected pension obligation	$5,331	$6,990	$—	$—
Accumulated benefit obligation	$4,646	$4,250	$—	$—

* Indicates non-admitted

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10.  Employee Retirement Benefits (continued)

Components of net periodic benefit cost:

	Pension Benefits
	2010	2009	2008
Service cost	$15,998	$13,266	$12,633
Interest cost	43,346	41,759	40,102
Expected return on plan assets	(61,015)	(68,561)	(72,226)
Amount of recognized gains and losses	36,444	28,348	24,279
Amount of prior service cost recognized	1,586	1,586	1,586
Total net periodic benefit cost (benefit)	$36,359	$16,398	$6,374

Components of net periodic benefit cost:

	Postretirement Medical
	2010	2009	2008
Service cost	$4,233	$5,788	$5,924
Interest cost	8,689	11,311	11,243
Amount of recognized gains and losses	(2,922)	(76)	(40)
Amount of prior service cost recognized	(2,872)	(2,872)	(2,872)
Total net periodic benefit cost (benefit)	$7,128	$14,151	$14,255

Weighted-average assumptions used to determine net periodic benefit cost for the year ended December 31:

	Pension Benefits		Postretirement Medical
	2010	2009	2010	2009

Weighted average discount rate	6.13%	6.25%	6.13%	6.25%
Rate of compensation increase	4.60%	4.60%	4.60%	4.60%
Expected long-term rate of return on plan assets	8.00%	8.50%	N/A	N/A

Weighted-average assumptions used to determine the benefit obligation at December 31:

	Pension Benefits		Postretirement Medical
	2010	2009	2010	2009

Weighted average discount rate	5.75%	6.13%	5.75%	6.13%
Rate of compensation increase	4.60%	4.60%	4.60%	4.60%

The Company has no additional minimum pension liability for 2010 or 2009.  The Company recognized an additional minimum pension liability of $28.0 million at December 31, 2008.  The amount included in unassigned funds (surplus) at December 31, 2008, arising from a change in the additional minimum pension liability recognized was $17.0 million, representing the excess of the additional minimum liability over the unamortized prior service cost at December 31, 2008.  This was reversed in unassigned funds (surplus) in 2009.

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10.  Employee Retirement Benefits (continued)

On September 22, 2010, the Company adopted an amendment to the pension plan that changes the formula used to calculate plan participant benefits prospectively effective January 1, 2011, subject to special transition provisions applicable to participants whereby the sum of years of service and age is equal to or greater than 70.  The plan amendment is expected to reduce the annual service cost accrued and participant benefits paid by the pension plan in future years.  The impact to future service cost accrued and participant benefits paid will depend on various factors including length of service and retirement age.  The plan amendment resulted in a $49.6 million decrease in the pension benefit obligation in 2010.

The Company’s discount rate assumption is determined by utilizing a discounted cash flow analysis of the Company’s obligations.  The yield curve utilized in the cash flow analysis is comprised of highly rated (Aaa or Aa) corporate bonds.  The discount rate was reduced from 6.125% at December 31, 2009 to 5.75% at December 31, 2010.  This resulted in a $30.4 million increase in the pension benefit obligation in 2010.

The Company employs a prospective building block approach in determining the long-term expected rate of return for plan assets.  Historical returns are determined by asset class.  The historical relationships between equities, fixed income securities, and other assets are reviewed.  The Company applies long-term asset return estimates to the plan’s target asset allocation to determine the weighted-average long-term return.  The Company’s long-term asset allocation was determined through modeling long-term returns and asset return volatilities and is guided by an investment policy statement created for the plan.

The asset allocation for the defined benefit pension plan at the end of 2010 and 2009, and the target allocation for 2010 by asset category, are as follows:

	Target Allocation Percentage	Percentage of Plan Assets
	2010	2010	2009
Asset category:
Equity securities	47%	59%	55%
Fixed income securities	40	21	23
Short-term investments	—	—	—
Other	13	20	22
Total	100%	100%	100%

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10.  Employee Retirement Benefits (continued)

The plan employs a total return investment approach whereby a mix of fixed income and equity investments are used to maximize the long-term return of plan assets for a prudent level of risk.  Risk tolerance is established through careful consideration of plan liabilities, plan funded status, and corporate financial condition.  The total portfolio is structured with multiple sub-portfolios, each with a specific fixed income or equity asset management discipline.  Each sub-portfolio is subject to individual limitations and performance benchmarks as well as limitations at the consolidated portfolio level.  Quarterly asset allocation meetings are held to evaluate portfolio asset allocations and to establish the optimal mix of assets given current market conditions and risk tolerance.  Investment mix is measured and monitored on an on-going basis through regular investment reviews, annual liability measurements, and periodic asset/liability studies.

The Company’s pension plan assets consist primarily of debt and equity securities, mutual funds and private equity funds, all of which are carried at fair value.

Fair value is defined as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date (an exit price).  The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels.

•                  Level 1 — Quoted prices (unadjusted) in active markets for identical assets or liabilities.  The Company’s Level 1 assets primarily include exchange-traded equity securities and mutual funds.

•                  Level 2 — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  The Company’s Level 2 assets primarily include certain debt securities for which public price quotations are not available, but that use other market-observable inputs from third-party pricing service quotes or internal valuation models using observable inputs.

•                  Level 3 — Significant unobservable inputs for the asset or liability.  The Company’s Level 3 assets primarily include private equity fund interests.

Debt Securities

The fair values of actively traded debt securities have been determined through the use of third-party pricing services utilizing market observable inputs.

Equity Securities

The fair values of actively traded equity securities have been determined utilizing publicly quoted prices from third-party pricing services.

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

Mutual Funds

The fair values of mutual funds have been determined utilizing the net asset values of the funds.

Private Equity and Fixed Income Funds

The fair values of private equity and fixed income funds have been determined utilizing the net asset values of the funds.

The fair value of the pension plan’s assets by asset category is as follows:

	Assets
	Measured at	Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(in thousands)
At December 31, 2010:
Debt securities
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$9,502	$9,502	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	4,203	—	4,203	—
Debt securities issued by foreign governments	1,215	—	1,215	—
Corporate securities	96,649	—	96,649	—
Residential mortgage-backed securities	18,623	—	18,623	—
Commercial mortgage-backed securities	14,072	—	14,072	—
Equity securities
Common equity	285,674	285,674	—	—
Mutual funds	143,260	143,260	—	—
Other invested assets
Private equity	133,948	—	—	133,948
Other assets	19,010	—	8,606	10,404
Total plan assets	$726,156	$438,436	$143,368	$144,352

At December 31, 2009:
Debt securities
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$7,696	$—	$7,696	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	2,754	—	2,754	—
Debt securities issued by foreign governments	2,688	—	2,688	—
Corporate securities	108,953	—	108,953	—
Residential mortgage-backed securities	23,313	—	23,313	—
Commercial mortgage-backed securities	9,229	—	9,229	—
Equity securities
Common equity	237,616	237,616	—	—
Mutual funds	131,489	131,489	—	—
Other invested assets
Private equity	119,298	—	—	119,298
Other assets	24,641	—	14,237	10,404
Total plan assets	$667,677	$369,105	$168,870	$129,702

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

The reconciliation for all plan assets measured at fair value using significant unobservable inputs (Level 3) for the year ended December 31, 2010, is as follows:

		Actual Return Gains (Losses) on Plan Assets
	Beginning Assets as of January 1, 2010	Relating to Assets Still Held at the Reporting Date	Relating to Assets Sold During the Period	Purchases, Sales and Settlements	Transfers In (Out) of Level 3	Ending Assets as of December 31, 2010
	(in thousands)
Other invested assets
Private equity	$119,298	$14,425	$—	$225	$—	$133,948
Other assets	10,404	—	—	—	—	10,404
Total	$129,702	$14,425	$—	$225	$—	$144,352

The reconciliation for all plan assets measured at fair value using significant unobservable inputs (Level 3) for the year ended December 31, 2009, is as follows:

		Actual Return Gains (Losses) on Plan Assets
	Beginning Assets as of January 1, 2009	Relating to Assets Still Held at the Reporting Date	Relating to Assets Sold During the Period	Purchases, Sales and Settlements	Transfers In (Out) of Level 3	Ending Assets as of December 31, 2009
	(in thousands)
Other invested assets
Private equity	$104,636	$12,375	$1,690	$597	$—	$119,298
Other assets	—	—	—	10,404	—	10,404
Total	$104,636	$12,375	$1,690	$11,001	$—	$129,702

For measurement purposes of the postretirement benefit obligation, a 6.0% annual rate of increase in the per capita cost of covered health care benefits is assumed for 2011.  The rate was assumed to decrease gradually to 4.75% for 2016 and remain at that level thereafter.

Increasing or decreasing the assumed health care cost trend rate assumption by one percentage point in each year would increase (decrease) the postretirement benefit obligation as of December 31, 2010, by $17.2 million and $(14.7) million, respectively, and the estimated interest cost components of net period postretirement benefit cost for 2010 by $1.6 million and $(1.4) million, respectively.

The Company made contributions to the postretirement medical plan of $12.6 million in 2010 and expects to contribute $145.1 million between 2011 and 2020, inclusive.  The Company received $1.9 million of subsidies in 2010 and expects to receive $23.8 million of subsidies between 2011 and 2020, inclusive, related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003.

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10.  Employee Retirement Benefits (continued)

At December 31, 2010, the assets of the Company’s pension include approximately $98.9 million invested in the Touchstone Family of Funds, which are administered by the Company, $124.2 million invested in private equity and fixed income funds managed by Fort Washington Investment Advisors, Inc. and a $9.2 million investment in a group annuity contract issued by Lafayette Life.  At December 31, 2009, the assets of the Company’s pension include approximately $121.3 million invested in the Touchstone Family of Funds, which are administered by the Company, $110.6 million invested in private equity and fixed income funds managed by Fort Washington Investment Advisors, Inc. and a $10.3 million investment in a group annuity contract issued by Lafayette Life.

As of December 31, 2010, future benefit payments for the pension plan are expected as follows (in millions):

2011	$43.7
2012	44.8
2013	45.7
2014	46.7
2015	47.7
Five years thereafter	$259.1

Future benefit payments for the postretirement medical plan are expected as follows (in millions):

2011	$9.8
2012	11.0
2013	12.2
2014	12.4
2015	12.5
Five years thereafter	$63.4

The Company does not expect to make contributions to the pension plan during 2011.  The Company expects to contribute approximately $9.8 million during 2011 to its postretirement medical plan.

The Company sponsors a contributory employee retirement savings plan covering substantially all eligible, full-time employees.  This plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA).  The Company’s contributions to the plan are based on a combination of the employee’s contributions to the plan and a percentage of the employee’s earnings for the year.  Total Company contributions to the defined contribution plan were $1.7 million, $1.8 million, and $1.3 million for 2010, 2009 and 2008, respectively.

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

11.  Premium and Annuity Considerations Deferred and Uncollected

Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2010, were as follows:

	Gross	Net of Loading
	(in thousands)

Ordinary new business	$10,191	$594
Ordinary renewal	79,257	53,745
Accident and health renewal	643	406
Assumed investment type contracts	375	375
Total	$90,466	$55,120

Financial Statement Schedules (Statutory-Basis)

The Western and Southern Life Insurance Company

Summary of Investments - Other Than Investments in Related Parties

(in thousands)

December 31, 2010

Schedule I

Type of Investment	Cost (1)	Market Value	Amount at which shown in the Balance Sheet
Debt securities
Bonds:
United States government and government agencies and authorities	$52,264	$56,221	$52,264
States, municipalities and political subdivisions	505,963	521,109	505,963
Foreign governments	31,929	35,686	31,929
All other corporate bonds	2,795,247	2,965,643	2,795,247
Preferred stocks	334	335	334
Total fixed maturities	3,385,737	3,578,994	3,385,737

Equity securities
Common stocks:
Industrial, miscellaneous and all other	698,636	1,040,858	1,040,858

Mortgage loans on real estate	38,567		38,567
Real estate	32,658		32,658
Policy loans	170,600		170,600
Other long-term investments	109,402		109,402
Cash, cash equivalents and short-term investments	242,017		242,017
Total investments	$4,677,617		$5,019,839

(1)  Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual discounts.

The Western and Southern Life Insurance Company

Supplementary Insurance Information

(in thousands)

Schedule III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*	Premiums Written
Year ended December 31, 2010
Individual life	$2,512,010	$—	$28,890	$249,087	$196,920	$230,179	$92,852
Individual health	220,824	2,577	3,768	30,327	15,484	5,767	17,026	$30,308
Group life and health	84,040	—	555	4,854	1,858	8,144	122	—
Annuity	10,999	—	14,413	1,987	690	126,870	752
Corporate and other	—	—	—	—	86,252	—	42,933
	$2,827,873	$2,577	$47,626	$286,255	$301,204	$370,960	$153,685

Year ended December 31, 2009
Individual life	$2,492,541	$—	$28,639	$250,726	$196,365	$231,431	$94,192
Individual health	236,573	2,887	3,685	32,469	16,108	(2,339)	18,300	$32,482
Group life and health	117,101	—	763	3,756	3,161	9,233	217	—
Annuity	12,163	—	10,981	(486)	783	126,316	1,220
Corporate and other	—	—	—	—	48,241	—	39,597
	$2,858,378	$2,887	$44,068	$286,465	$264,658	$364,641	$153,526

Year ended December 31, 2008
Individual life	$2,474,741	$—	$23,373	$323,797	$199,307	$322,374	$91,537
Individual health	259,839	3,059	3,944	33,748	18,957	13,475	16,145	$33,767
Group life and health	114,553	—	724	3,135	3,062	6,846	169	—
Annuity	12,949	—	12,348	3,286	912	139,659	965
Corporate and other	—	—	—	—	161,924	—	33,250
	$2,862,082	$3,059	$40,389	$363,966	$384,162	$482,354	$142,066

*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

The Western and Southern Life Insurance Company

Reinsurance

(in thousands)

Schedule IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2010
Life insurance in force	$16,870,507	$2,383,505	$441,468	$14,928,470	3%
Premiums:
Individual life	$249,741	$1,589	$934	$249,086	0%
Individual health	34,622	4,295	—	30,327	—
Group life and health	4,855	—	—	4,855	—
Annuity	83	—	1,904	1,987	96%
	$289,301	$5,884	$2,838	$286,255	1%

Year ended December 31, 2009
Life insurance in force	$17,146,167	$2,514,058	$455,573	$15,087,682	3%
Premiums:
Individual life	$251,528	$1,621	$819	$250,726	0%
Individual health	36,829	4,360	—	32,469	—
Group life and health	3,756	—	—	3,756	—
Annuity	107	—	(593)	(486)	122%
	$292,220	$5,981	$226	$286,465	0%

Year ended December 31, 2008
Life insurance in force	$17,352,486	$2,675,810	$471,638	$15,148,314	3%
Premiums:
Individual life	$250,736	$4,380	$77,441	$323,797	24%
Individual health	38,982	5,233	—	33,749	—
Group life and health	3,135	—	—	3,135	—
Annuity	109	—	3,176	3,285	97%
	$292,962	$9,613	$80,617	$363,966	22%

PART C - Other Information

Item 24.                     Financial Statements and Exhibits

(a)          Financial Statements:

Financial Statements included in Part A:  Condensed Financial Information for the Portfolios

Financial Statements included in Part B:

National Integrity Life Insurance Company Separate Account II:

Report of Independent Registered Public Accounting Firm

Statements of Assets and Liabilities as of December 31, 2010

Statements of Operations for the Year Ended December 31, 2010

Statements of Changes in Net Assets for the Years Ended December 31, 2010 and 2009

Notes to Financial Statements

National Integrity Life Insurance Company (Depositor):

Report of Independent Registered Public Accounting Firm

Balance Sheets (Statutory-Basis) as of December 31, 2010 and 2009

Statements of Operations (Statutory-Basis) for the Years Ended December 31, 2010, 2009 and 2008

Statements of Changes in Capital and Surplus (Statutory-Basis) for the Years Ended December 31, 2010, 2009 and 2008

Statements of Cash Flow (Statutory-Basis) for the Years Ended December 31, 2010, 2009 and 2008

Notes to Financial Statements (Statutory-Basis)

The Western and Southern Life Insurance Company (Guarantor):

Report of Independent Registered Public Accounting Firm

Balance Sheets (Statutory-Basis) as of December 31, 2010 and 2009

Statements of Operations (Statutory-Basis) for the Years Ended December 31, 2010, 2009 and 2008

Statements of Changes in Capital and Surplus (Statutory-Basis) for the Years Ended December 31, 2010, 2009 and 2008

Statements of Cash Flow (Statutory-Basis) for the Years Ended December 31, 2010, 2009 and 2008

Notes to Financial Statements (Statutory-Basis)

(b)  Exhibits:

The following exhibits are filed herewith or incorporated by reference as indicated:

1.               Resolutions of the Board of Directors of National Integrity Life Insurance Company (National Integrity) authorizing the establishment of Separate Account II, the Registrant.  Incorporated by reference to Exhibit 99.1 to Registrant’s Post-Effective Amendment No. 21 to registration statement on Form N-4 (File No. 033-51126), filed July 28, 2006.

2.               Not applicable.

3.

a.                    Form of Selling/General Agent Agreement among National Integrity, Touchstone Securities, Inc. and broker dealers. Incorporated by reference to Exhibit 99.3(A) to Registrant’s Post-Effective Amendment No. 9 to registration statement on Form N-4 (File No. 333-44892), filed July 19, 2006.

b.                   Variable Contract Principal Underwriter Agreement with Touchstone Securities, Inc. dated May 1, 2006.  Incorporated by reference to Exhibit 99.3(B) to Registrant’s Post-Effective Amendment No. 9 to registration statement on Form N-4 (File No. 333-44892), filed July 19, 2006.

4.

a.                    Form of Variable annuity contract.  Incorporated by reference to Exhibit 99.4(A) to Registrant’s Post-Effective Amendment No. 9 to registration statement on Form N-4 (File No. 333-44892), filed July 19, 2006.

b.                   Form of Guaranteed Minimum Accumulation Benefit Rider.  Incorporated by reference to Exhibit 99.4(B) to Registrant’s Post-Effective Amendment No. 22 to registration statement on Form N-4 (File No. 033-51126), filed April 20, 2007.

1

c.                    Form of Guaranteed Minimum Withdrawal Benefit and Schedule Page.  Incorporated by reference to Exhibit 99.4(C) to Registrant’s Post-Effective Amendment No. 22 to registration statement on Form N-4 (File No. 033-51126), filed April 20, 2007.

d.                   Form of Individual Guaranteed Lifetime Withdrawal Benefit and Schedule Page, filed herewith as Exhibit 99.4(D).

e.                    Form of Spousal Guaranteed Lifetime Withdrawal Benefit and Schedule Page, filed herewith as Exhibit 99.4(E).

5.               Form of Application.  Incorporated by reference to Exhibit 99.5 to Registrant’s Post-Effective Amendment No. 27 to registration statement on Form N-4 (File No. 033-51126), filed April 23, 2010.

6.

a.                    Certificate of Incorporation of National Integrity.  Incorporated by reference to Exhibit 99.6(A) to Registrant’s Post-Effective Amendment No. 9 to registration statement on Form N-4 (File No. 333-44892), filed July 19, 2006.

b.                   By-Laws of National Integrity.  Incorporated by reference to Exhibit 99.6(B) to Registrant’s Post-Effective Amendment No. 9 to registration statement on Form N-4 (File No. 333-44892), filed July 19, 2006.

7.

a.               Reinsurance Agreement between National Integrity and Connecticut General Life Insurance Company effective January 1, 1995 and amendments dated May 1, 1996, June 12, 1998, September 24, 1999 and May 1, 2000 to that Reinsurance Agreement.  Incorporated by reference to Exhibit 99.7(A) to Registrant’s Post-Effective Amendment No. 26 to registration statement on Form N-4 (File No. 033-51126), filed April 24, 2009.

b.              Reinsurance Agreement between National Integrity and Connecticut General Life Insurance Company effective January 1, 1997 and amendments dated October 1, 1997, June 12, 1998, September 24, 1999 and May 1, 2000 to that Reinsurance Agreement, Incorporated by reference to Exhibit 99.7(B) to Registrant’s Post-Effective Amendment No. 26 to registration statement on Form N-4 (File No. 033-51126), filed April 24, 2009.

8.

a.                    Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and National Integrity dated August 10, 2007.  Incorporated by reference to Exhibit 99.8(A) to Registrant’s Post-Effective Amendment No. 24 to registration statement on Form N-4 (File No. 033-51126), filed April 23, 2008.

b.                   Amendment No. 1 to Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and Integrity dated August 10, 2007.  Incorporated by reference to Exhibit 99.8(B) to Registrant’s Post-Effective Amendment No. 24 to registration statement on Form N-4 (File No. 033-51126), filed April 23, 2008.

c.                    Service Agreement between Fidelity Investments Institutional Operations Company, Inc. and National Integrity dated May 1, 2007.  Incorporated by reference to Exhibit 99.8(C) to Registrant’s Post-Effective Amendment No. 24 to registration statement on Form N-4 (File No. 033-51126), filed April 23, 2008.

d.                   Rule 22c-2 Agreement between Fidelity Distributors Corporation and National Integrity dated March 26, 2007.  Incorporated by reference to Exhibit 99.8(D) to Registrant’s Post-Effective Amendment No. 24 to registration statement on Form N-4 (File No. 033-51126), filed April 23, 2008.

e.                    Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributor, Inc., Touchstone Securities, Inc. and National Integrity dated January 6, 2003, amended May 4, 2004.  Incorporated by reference to Exhibit 99.8(J) from Registrant’s Post-Effective Amendment No. 7 to registration statement on Form N-4 (File No. 333-44892), filed April 21, 2006.

f.                      Amendment No.1 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Touchstone Securities, Inc. and National Integrity dated May 3, 2004.  Incorporated by reference to Exhibit 99.8(F) to Registrant’s Post-Effective Amendment No. 27 to registration statement on Form N-4 (File No. 033-51126), filed April 23, 2010.

g.                   Amendment No. 3 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Touchstone Securities, Inc. and National Integrity dated May 1, 2007.  Incorporated by reference to Exhibit 99.8(F) to Registrant’s Post-Effective Amendment No. 24 to registration statement on Form N-4 (File No. 033-51126), filed April 23, 2008.

h.                   Amendment No. 4 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Touchstone Securities, Inc. and National Integrity dated November 29, 2007.  Incorporated by reference to Exhibit 99.8(G) to Registrant’s Post-Effective Amendment No. 24 to registration statement on Form N-4 (File No. 033-51126), filed April 23, 2008.

i.                       Amendment No 5 to Participation Agreement among Franklin Templeton Variable Insurance Products

2

Trust, Franklin Templeton Distributors, Inc., Touchstone Securities, Inc. and National Integrity dated November 29, 2010, filed herewith as Exhibit 99.8(I).

j.                       Fund Participation Agreement among JPMorgan Insurance Trust, JPMorgan Investment Advisors Inc., J.P. Morgan Investment Management Inc., JPMorgan Funds Management, Inc. and National Integrity dated April 24, 2009. Incorporated by reference to Exhibit 99.8(H) to Registrant’s Post-Effective Amendment No. 26 to registration statement on Form N-4 (File No. 033-51126), filed April 24, 2009.

k.                    Supplemental Payment Agreement between JPMorgan Investment Advisors Inc., J.P. Morgan Investment Management Inc. and National Integrity dated April 24, 2009.  Incorporated by reference to Exhibit 99.8(J) to Registrant’s Post-Effective Amendment No. 26 to registration statement on Form N-4 (File No. 033-51126), filed April 24, 2009.

l.                       Participation Agreement among PIMCO Variable Insurance Trust, Allianz Global Investors Distributors LLC and National Integrity dated January 1, 2008.  Incorporated by reference to Exhibit 99.8(D) to Registrant’s Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333- 44892), filed February 5, 2008.

m.                 Novation of and Amendment to Participation Agreement among PIMCO Variable Insurance Trust, Allianz Global Investors Distributors LLC, PIMCO Investments LLC and National Integrity dated April 1, 2011, filed herewith as Exhibit 99.8(M).

n.                   Selling Agreement between Allianz Global Investors Distributors LLC and National Integrity dated January 1, 2008.  Incorporated by reference to Exhibit 99.8(E) to Registrant’s Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333- 44892), filed February 5, 2008.

o.                   Services Agreement between Pacific Investment Management Company LLC and National Integrity dated January 1, 2008.  Incorporated by reference to Exhibit 99.8(F) to Registrant’s Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333- 44892), filed February 5, 2008.

p.                   Termination, New Agreements and Amendments Relating to Intermediary Agreements for PIMCO Variable Insurance Trust among Allianz Global Investors Distributors LLC, PIMCO Investments LLC and National Integrity dated April 1, 2011, filed herewith as Exhibit 99.8(P).

q.                   Participation Agreement among Rydex Variable Trust, Rydex Distributors, Inc. and National Integrity dated January 1, 2008.  Incorporated by reference to Exhibit 99.8(G) to Registrant’s Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333- 44892), filed February 5, 2008.

r.                      Amendment No. 1 to Participation Agreement among Rydex Variable Trust, Rydex Distributors, LLC (formerly Rydex Distributors, Inc.) and National Integrity dated January 1, 2008, filed herewith as Exhibit 99.8(R).

s.                    Amendment No. 2 to Participation Agreement among Rydex Variable Trust, Rydex Distributors, LLC (formerly Rydex Distributors, Inc.) and National Integrity dated December 20, 2010, filed herewith as Exhibit 99.8(S).

t.                      Variable Products Services Agreement between Rydex Distributors, Inc. and National Integrity dated January 1, 2008.  Incorporated by reference to Exhibit 99.8(H) to Registrant’s Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333- 44892), filed February 5, 2008.

u.                   Amendment No. 1 to Variable Product Services Agreement to between Rydex Distributors, LLC (formerly Rydex Distributors, Inc.) and National Integrity dated December 20, 2010, filed herewith as Exhibit 99.8(U).

v.                   Administrative Services Agreement between PADCO Advisors II, Inc. and National Integrity dated January 1, 2008.  Incorporated by reference to Exhibit 99.8(I) to Registrant’s Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333- 44892), filed February 5, 2008.

w.                 Amendment No. 1 to Administrative Services Agreement between Rydex Advisors II, LLC (formerly PADCO Advisors II, Inc.) and National Integrity dated December 20, 2010, filed herewith as Exhibit 99.8(W).

x.                     Fund Participation Agreement between Touchstone Variable Series Trust, Touchstone Securities, Inc. and National Integrity dated April 30, 2001.  Incorporated by reference to Exhibit 99.8(H) to Registrant’s Post Effective Amendment no. 17 to registration statement on Form N-4 (File No. 033-56658), filed October 15, 2001.

y.                   Amendment No. 1 to Fund Participation Agreement between Touchstone Variable Series Trust and National Integrity dated January 26, 2006.  Incorporated by reference to Exhibit 99.8(R) to Registrant’s Post-Effective Amendment No. 27 to registration statement on Form N-4 (File No. 033-51126), filed April 23, 2010.

z.                     Amendment No. 2 to Fund Participation Agreement among Touchstone Variable Series Trust, Touchstone Advisors, Inc. and National Integrity dated December 31, 2009.  Incorporated by reference to Exhibit 99.8(S) to Registrant’s Post-Effective Amendment No. 27 to registration statement on Form N-4 (File No. 033-51126), filed April 23, 2010.

3

aa.              22c-2 Agreement between Touchstone Variable Series Trust and National Integrity dated February 14, 2008.  Incorporated by reference to Exhibit 99.8(Q) to Registrant’s Post-Effective Amendment No. 24 to registration statement on Form N-4 (File No. 033-51126), filed April 23, 2008.

bb.            Shareholder Services Agreement between Touchstone Advisors, Inc. and National Integrity dated January 1, 2008.  Incorporated by reference to Exhibit 99.8(R) to Registrant’s Post-Effective Amendment No. 24 to registration statement on Form N-4 (File No. 033-51126), filed April 23, 2008.

cc.              Fund Participation Agreement among BT Insurance Funds Trust, Bankers Trust Company and National Integrity dated October 2, 1997.  Incorporated by reference to Exhibit 99.8(F) from Registrant’s Post-Effective Amendment No. 7 to registration statement on Form N-4 (File No. 333-44892), filed April 21, 2006.

dd.            22c-2 Agreement between DWS Scudder Distributors and National Integrity dated February 16, 2007.  Incorporated by reference to Exhibit 99.8(T) to Registrant’s Post-Effective Amendment No. 24 to registration statement on Form N-4 (File No. 033-51126), filed April 23, 2008.

ee.              Amendment No. 1 to Fund Participation Agreement among Deutsche Asset Management VIT Funds (formerly BT Insurance Funds Trust), Bankers Trust Company and National Integrity dated May 1, 2001.  Incorporated by reference to Exhibit 99.8(X) to Registrant’s Post-Effective Amendment No. 27 to registration statement on Form N-4 (File No. 033-51126), filed April 23, 2010.

ff.                  Amendment No. 2 to Fund Participation Agreement among Deutsche Asset Management VIT Funds, Deutsche Asset Management, Inc. (formerly Bankers Trust Company) and National Integrity dated May 1, 2002.  Incorporated by reference to Exhibit 99.8(Y) to Registrant’s Post-Effective Amendment No. 27 to registration statement on Form N-4 (File No. 033-51126), filed April 23, 2010.

gg.            Amendment No. 3 to Fund Participation Agreement among Deutsche Asset Management VIT Funds, Deutsche Asset Management, Inc. and National Integrity dated May 1, 2004.  Incorporated by reference to Exhibit 99.8(Z) to Registrant’s Post-Effective Amendment No. 27 to registration statement on Form N-4 (File No. 033-51126), filed April 23, 2010.

hh.            Amendment No. 4 to Fund Participation Agreement among DWS Investments VIT Funds (formerly Deutsche Asset Management VIT Funds), Deutsche Asset Management, Inc. and National Integrity dated July 22, 2006.  Incorporated by reference to Exhibit 99.8(AA) to Registrant’s Post-Effective Amendment No. 27 to registration statement on Form N-4 (File No. 033-51126), filed April 23, 2010.

ii.                    Administrative services letter between Deutsche Investment Management Americas Inc. and National Integrity dated January 31, 2007.  Incorporated by reference to Exhibit 99.8(BB) to Registrant’s Post-Effective Amendment No. 27 to registration statement on Form N-4 (File No. 033-51126), filed April 23, 2010.

jj.                    Distribution and Services Agreement between PFPC Distributors, Inc. and National Integrity dated May 18, 2004.  Incorporated by reference to Exhibit 99.8(CC) to Registrant’s Post-Effective Amendment No. 27 to registration statement on Form N-4 (File No. 033-51126), filed April 23, 2010.

kk.              Amendment No. 1 to Distribution and Services Agreement between PFPC Distributors, Inc. (as assigned to DWS Scudder Distributors, Inc.) and National Integrity dated January 31, 2007.  Incorporated by reference to Exhibit 99.8(DD) to Registrant’s Post-Effective Amendment No. 27 to registration statement on Form N-4 (File No. 033-51126), filed April 23, 2010.

ll.                    Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc and National Integrity dated January 2, 2003 .  Incorporated by reference to Exhibit 99.8(H) to Registrant’s Post-Effective Amendment No. 7 to registration statement on Form N-4 (File No. 333-44892), filed April 21, 2006.

mm.        Amendment No. 1 to Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. and National Integrity dated January 26, 2006.  Incorporated by reference to Exhibit 99.8(FF) to Registrant’s Post-Effective Amendment No. 27 to registration statement on Form N-4 (File No. 033-51126), filed April 23, 2010.

nn.            Amendment No. 2 to Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. and National Integrity dated May 1, 2008.  Incorporated by reference to Exhibit 99.8(GG) to Registrant’s Post-Effective Amendment No. 27 to registration statement on Form N-4 (File No. 033-51126), filed April 23, 2010.

oo.            Administrative Services Letter between Morgan Stanley Investment Management Inc. and National Integrity dated May 1, 2008.  Incorporated by reference to Exhibit 99.8(HH) to Registrant’s Post-Effective Amendment No. 27 to registration statement on Form N-4 (File No. 033-51126), filed April 23, 2010.

pp.            22c-2 Agreement among The Universal Institutional Funds, Inc., Morgan Stanley & Co., Incorporated, Morgan Stanley Investment Management, Inc. and National Integrity dated February 16, 2007.  Incorporated by reference to Exhibit 99.8(V) to Registrant’s Post-Effective Amendment No. 24 to

4

registration statement on Form N-4 (File No. 033-51126), filed April 23, 2008.

qq.            Administrative Service Agreement between Morgan Stanley Distribution, Inc. (successor to Morgan Stanley & Co. Incorporated) and National Integrity dated May 1, 2008.  Incorporated by reference to Exhibit 99.8(W) to Registrant’s Post-Effective Amendment No. 24 to registration statement on Form N-4 (File No. 033-51126), filed April 23, 2008.

rr.                  Administrative Services Agreement between Morgan Stanley Investment Management Inc. and National Integrity dated May 1, 2008.  Incorporated by reference to Exhibit 99.8(X) to Registrant’s Post-Effective Amendment No. 24 to registration statement on Form N-4 (File No. 033-51126) filed April 23, 2008.

ss.              Fund Participation Agreement among Columbia Funds Variable Insurance Trust, Columbia Management Advisors, LLC, Columbia Management Distributors, Inc. and National Integrity dated May 1, 2009. Incorporated by reference to Exhibit 99.8(AA) to Registrant’s Post-Effective Amendment No. 26 to registration statement on Form N-4 (File No. 033-51126), filed April 24, 2009.

tt.                  Assignment of Fund Participation Agreement among Columbia Funds Variable Insurance Trust, Columbia Management Advisors, LLC, Columbia Management Distributors, Inc. and National Integrity to RiverSource Investments, LLC and RiverSource Fund Distributors, Inc. dated April 12, 2010, filed herewith as Exhibit 99.8(TT).

uu.            Mutual Fund Sales Agreement between Columbia Management Distributors, Inc. and Touchstone Securities, Inc. dated May 1, 2009.  Incorporated by reference to Exhibit 99.8(BB) to Registrant’s Post-Effective Amendment No. 26 to registration statement on Form N-4 (File No. 033-51126), filed April 24, 2009.

vv.            Agreement between Columbia Management Distributors, Inc. and National Integrity dated May 1, 2009.  Incorporated by reference to Exhibit 99.8(CC) to Registrant’s Post-Effective Amendment No. 26 to registration statement on Form N-4 (File No. 033-51126), filed April 24, 2009.

ww.        Assignment of Agreement between Columbia Management Distributors, Inc. and National Integrity to RiverSource Fund Distributors, Inc. dated March 25, 2010, filed herewith as Exhibit 99.8(WW).

xx.                Participation Agreement among AIM Variable Insurance Funds (Invesco Variable Insurance Funds), INVESCO Distributors, Inc., Touchstone Securities, Inc. and National Integrity dated June 1, 2010, filed herewith as Exhibit 99.8(XX).

yy.            Administrative Services Agreement between Invesco Advisors, Inc. and National Integrity dated June 1, 2010, filed herewith as Exhibit 99.8(YY).

zz.                Distribution Services Agreement between INVESCO Distributors, Inc and National Integrity dated June 1, 2010, filed herewith as Exhibit 99.8(ZZ).

aaa.        Intermediary Agreement between Invesco Investment Services, Inc. and National Integrity dated June 1, 2010, filed herewith as Exhibit 99.8(AAA).

bbb.     Form of Fund Participation Agreement among BlackRock Variable Series Funds, Inc., BlackRock Investments, LLC and National Integrity dated April 29, 2011, filed herewith as Exhibit 99.8(BBB).

ccc.        Form of Distribution Sub-Agreement between BlackRock Variable Series Funds, Inc. and National Integrity dated April 29, 2011, filed herewith as Exhibit 99.8(CCC).

ddd.     Form of Administrative Services Agreement between BlackRock Advisors, LLC and National Integrity dated April 29, 1011, filed herewith as Exhibit 99.8(DDD).

9.               Opinion and Consent of Rhonda S. Malone, Esq. as to the legality of the securities registered, filed herewith as Exhibit 99.9.

10.         Consent of Independent Registered Public Accounting Firm, filed herewith as Exhibit 99.10.

11.         Not applicable.

12.         Not applicable.

13.         Powers of Attorney of each members of the Board of Directors of The Western and Southern Life Insurance Company (WSLIC), specifically John F. Barrett, Jo Ann Davidson, Eugene P. Ruehlmann, George H. Walker, III, and Thomas L. Williams, each dated March 9, 2010, James N. Clark dated March 5, 2010 and Donald A Bliss dated March 12, 2010.  Incorporated by reference to Exhibit 99.13 to Registrant’s Post-Effective Amendment No. 27 to registration statement on Form N-4 (File No. 033-51126), filed April 23, 2010.

14.         Guarantee from WSLIC to the policy holders of National Integrity.  Incorporated by reference to Exhibit 99.14 to Registrant’s Post-Effective Amendment No. 22 to registration statement on Form N-4 (File No. 033-51126), filed April 20, 2007.

Item 25.                     Directors and Officers of the Depositor

The names and principal business addresses* of the directors and officers of, and their positions with the Depositor are as follows:

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Directors:
John F. Barrett	Director, Chairman of the Board
Edward J. Babbitt	Director, Secretary
Jill T. McGruder(1)	Director, President and Chief Executive Officer
John R. Lindholm(2)	Director
Robert L. Walker	Director
Donald J. Wuebbling	Director
Daniel J. Downing(3)	Director, Vice President
Dale Patrick Hennie(4)	Director
Eric C. Fast(5)	Director
Cameron F. MacRae III(6)	Director
Newton Phelps Stokes Merrill(7)	Director
George R. Bunn Jr.(8)	Director

Officers:
John F. Barrett	Director, Chairman of the Board
Jill T. McGruder(1)	Director, President and Chief Executive Officer
Nicholas P. Sargen(1)	Senior Vice President and Chief Investment Officer
Clint D. Gibler	Senior Vice President and Chief Information Officer
Edward J. Haines(1)	Senior Vice President
Kevin L. Howard	Senior Vice President and General Counsel
Constance M. Maccarone	Senior Vice President
Nora E. Moushey	Senior Vice President and Chief Actuary
Mark Caner	Senior Vice President
Scott W. Edblom	Vice President
Terrie A. Wiedenheft	Vice President
John P. Ciprio(3)	Vice President
Daniel J. Downing(3)	Vice President
Brian A. Eichhold	Vice President
Daniel W. Harris	Vice President
D. Todd Henderson	Vice President and Chief Risk Officer
Bradley J. Hunkler	Vice President and Chief Accounting Officer
Phillip E. King	Vice President and Auditor
Paul M. Kruth(1)	Vice President
Michael R. Moser	Vice President and Chief Compliance Officer
Denise L. Sparks	Vice President
Richard K. Taulbee	Vice President
James J. Vance(1)	Vice President and Treasurer
Patricia J. Wilson(1)	Vice President
Donald P. Myers	Assistant Vice President
Stephen G. Hussey	Assistant Vice President
Andrew P. Shull	Assistant Vice President
Gerald J. Ulland	Assistant Vice President
Michael W. Collier	Manager, Financial Services
Marvin J. Cox, Jr.	Manager, New Business
Edward J. Babbitt	Secretary
Thomas M. Barth	Assistant Treasurer
Douglas B. Perry(1)	Assistant Treasurer
Cheryl J. Stotts	Assistant Treasurer
Timothy D. Speed	Assistant Treasurer
Sharon Cummings(1)	Licensing Officer
Brenda L. Elliott(1)	Manager, Licensing
Dawn M. Baca-Travis(3)	Assistant Manager

*The principal business address for the above is 400 Broadway, Cincinnati, Ohio 45202, unless otherwise noted.

(1) Principal Business Address: 303 Broadway, Cincinnati, Ohio 45202

(2) Principal Business Address: 101 South Fifth Street, Suite 3130 Louisville, KY 40202

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(3) Principal Business Address: 15 Matthews Street, Goshen, New York 10924

(4) Principal Business Address: 990 Hickoryview Drive, Cincinnati, OH 45233

(5) Principal Business Address: 100 First Stamford Place, Stamford, Connecticut 06902

(6) Principal Business Address: 125 West 55th Street, New York, NY 10019

(7) Principal Business Address: 262 Central Park West, Apt. 12B, New York, NY 10024

(8) Principal Business Address: 126 East 56th Street, 12th Floor, New York, NY 10022-3584

Item 26.                     Persons Controlled by or Under Common Control with National Integrity or Registrant

Affiliate	State	Entity	Ownership	Type of Business
506 Phelps Holdings, LLC	Ohio	LLC	98% owned by WSLIC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entities
Airport Exchange Hotel Partners	Kentucky	General Partnership	74% owned by WS Airport Exchange GP, LLC; 1% owned by ERI	owns/operates real estate
AMLIWS Summit Ridge, LLC	Missouri	LLC	74% owned by WSLIC, 1% owned by Eagle	owns/operates real estate
Autumn Village Apartments, LLC	Georgia	LLC	100% owned by Country Place Associates	real estate ownership entities
Axis Perimeter Center GP, LLC	Ohio	LLC	100% owned by Eagle Realty Investments, Inc.	real estate ownership entities
Baton Rouge Cottages Investor, LLC	Ohio	LLC	100% owned by Baton Rouge Housing Holdings, LLC	real estate ownership entities
Baton Rouge Housing Holdings, LLC	Ohio	LLC	98% owned by WSLIC and 2% owned by ERI	real estate ownership entities
Buckeye Venture Partners, LLC	Ohio	LLC	60% owned by FWIA; 40% owned by Peppertree Partners, LLC	private equity fund management
BVP NEO, LLC	Ohio	LLC	100% owned by FWIA	private equity fund management
Capital Analysts Incorporated	Delaware	Corporation	100% owned by CLIC	broker-dealer and investment advisor
Carmel Holdings, LLC	Ohio	LLC	49% owned by W&S Real Estate Holdings, LLC; 1% owned by ERI	ownership in real estate entity
Carmel Hotel Investor, LLC	Ohio	LLC	100% owned by Carmel Holdings, LLC	ownership in real estate entity
Carmel Hotel, LLC	Indiana	LLC	74% owned by Carmel Hotel Investor, LLC; 1% owned by ERI	owns/operates real estate
Carmenere, LLC	Texas	LLC	100% owned by North Braeswood Meritage Holdings, LLC	real estate ownership entities
Carthage Senior Housing, Ltd.	Ohio	LLC	98% owned by W&S Real Estate Holdings, LLC; 1% owned by ERI	owns/operates real estate
CDC-Baton Rouge, LLC	Alabama	LLC	59% owned by Baton Rouge Cottages Investor, LLC	real estate ownership entities
Centreport Hotels LLC	Texas	LLC	75% owned by ERI	owns/operates real estate
Centreport Partners LP	Texas	Limited Partnership	25.25% owned by WSLIC; 49% owned by WSLR Dallas LLC, 1% owned by ERI	owns/operates real estate
Cleveland East Hotel, LLC	Ohio	LLC	74% owned by WSALD CEH, LLC; 1% owned by ERI	owns/operates real estate
CLIC Agency, Inc.	Ohio	Corporation	100% owned by CLIC	insurance agency
Columbus Life Insurance	Ohio	Corporation	100% owned by WSLIC	insurance company

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Affiliate	State	Entity	Ownership	Type of Business
Company (CLIC)
Country Place Associates	Ohio	General Partnership	90% owned by WS Country Place GP, LLC; 10% owned by ERI	owns/operates real estate
Courtyard Nursing Care, LLC.	Ohio	LLC	100% owned by WSLAC	owns/operates real estate
Day Hill Road Land LLC	Connecticut	LLC	74% owned by W&S Real Estate Holdings, LLC and 1% owned by ERI	real estate ownership entities
Dublin Hotel LLC	Ohio	LLC	25% owned by WSLIC, 49% owned by WSLR Columbus LLC, 1% owned by ERI	owns/operates real estate
Eagle Realty Group, LLC	Ohio	LLC	100% owned by W&S Operating Holdings, LLC	real estate holding company
Eagle Realty Investments, Inc. (ERI)	Ohio	Corporation	100% owned by Eagle Realty Group, LLC	real estate
Fort Washington Active Fixed Income LLC	Delaware	LLC	Managing Member is Fort Washington Fixed Income LLC and investors include WSLIC	managing member for private fixed income fund
Fort Washington Capital Partners, LLC (FWCP)	Delaware	LLC	100% owned by FWIA	managing partner for private equity funds
Fort Washington Fixed Income LLC	Delaware	LLC	100% owned by FWIA	private fixed income fund
Fort Washington High Yield Investors II, LLC	Delaware	LLC	managing member is FWCP	private fixed income fund
Fort Washington High Yield Investors LLC	Delaware	LLC	managing member is FWCP	private fixed income fund
Fort Washington Investment Advisors, Inc. (FWIA)	Ohio	Corporation	100% owned by W&S Operating Holdings, LLC	registered investment adviser
Fort Washington Private Equity Investors II, L.P.	Delaware	Limited Partnership	general partner is FWCP and investors include WSLIC	private equity fund
Fort Washington Private Equity Investors III, L.P.	Delaware	Limited Partnership	general partner is FWCP and investors include WSLIC	private equity fund
Fort Washington Private Equity Investors IV, L.P.	Delaware	Limited Partnership	general partner is FWCP and investors include WSLIC	private equity fund
Fort Washington Private Equity Investors V, L.P.	Delaware	Limited Partnership	general partner is FWPEI V GP, LLC and investors include WSLIC	private equity fund
Fort Washington Private Equity Investors V-B, L.P.	Delaware	Limited Partnership	general partner is FWPEI V GP, LLC and investors include WSLIC	private equity fund
Fort Washington Private Equity Investors VI, L.P.	Delaware	Limited Partnership	general partner is FWPEI VI GP, LLC and investors include WSLIC	private equity fund
Fort Washington Private Equity Investors VII, L.P.	Delaware	Limited Partnership	general partner is FWPEI VI GP, LLC and investors include WSLIC	private equity fund
Fort Washington Private Equity Investors V-VC, L.P.	Delaware	Limited Partnership	general partner is FWPEI V GP, LLC and investors include WSLIC	private equity fund
Fort Washington Private Equity Opportunities Fund II, L.P.	Delaware	Limited Partnership	General Partner is FWPEO II GP, LLC and WSLIC is an investor	private equity fund
Fort Washington Savings Company	Ohio	Corporation	100% owned by WSLIC	bank
FWPEI V GP, LLC	Delaware	LLC	100% owned by FWIA	general partner of the

8

Affiliate	State	Entity	Ownership	Type of Business
three private equity funds
FWPEI VI GP, LLC	Delaware	LLC	100% owned by FWIA	general partner of the three private equity funds
FWPEI VII GP, LLC	Delaware	LLC	100% owned by FWIA	general partner of Fund VII
FWPEO II GP, LLC	Delaware	LLC	100% owned by Fort Washington Investment Advisors, Inc.	private equity fund management
Galveston Summerbrooke Apts., LLC	Texas	LLC	54% owned by Summerbrooke Apartments Investor, LLC; 1% owned by ERI	owns/operates real estate
Grelot Cody Apartments, LLC	Ohio	LLC	100% owned by Vinings Trace, LLC	real estate ownership entities
GS Beach Club, LLC	Delaware	LLC	76.5% owned by Winkler Extension Apartments Investor, LLC	real estate ownership entities
GS Yorktown Apartments, LP	Delaware	Limited Partnership	59% owned by YT Crossing Apartments Investor, LLC and 1% by Eagle Realty Investments, Inc.	real estate ownership entities
IFS Agency Services, Inc.	Pennsylvania	Corporation	100% owned by IFS Financial Services, Inc.	general insurance agency
IFS Financial Services, Inc. (IFS)	Ohio	Corporation	100% owned by Western-Southern Life Assurance Company (WSLAC)	development and marketing of financial products for distribution
IFS General Agency, Inc.	Pennsylvania	Corporation	100% owned by IFS Financial Services, Inc.	general insurance agency
IFS Insurance Agency, Inc.	Ohio	Corporation	99% owned by IFS	general insurance agency
Insurance Profillment Solutions, LLC	Ohio	LLC	100% owned by WSLIC	insurance marketing services
Integrity Life Insurance Company	Ohio	Corporation	100% owned by WSLIC	insurance company
IR Mall Associates, Ltd.	Florida	Limited Partnership	49.50% owned by WSLIC	owns/operates real estate
IR Mall Company, L.C.	Florida	LLC	50% owned by ERI	owns/operates real estate
Kentucky Co-Investment Partners, L.P.	Delaware	Limited Partnership	general partner is FWCP	private equity fund
LaFrontera Hotel LLC	Texas	LLC	75% owned by ERI	owns/operates real estate
LaFrontera Lodging Partners LP	Texas	Limited Partnership	74.25% owned by W&S Real Estate Holdings, LLC	owns/operates real estate
LeRoy Glen Investment, LLC	Ohio	LLC		owns real estate
Lookout Corporate Center	Ohio	Joint Venture	50% owned by WS Lookout GP, LLC	owns/operates real estate
Mallard Sherburn Apartments, LLC	Ohio	LLC	100% owned by WSLIC	real estate ownership entities
Meritage Apartments	Texas	LLC	100% owned by North Braeswood Meritage	real estate ownership

9

Affiliate	State	Entity	Ownership	Type of Business
Investors, LLC			Holdings, LLC	entities
Mission Club Apartments General Partnership	Florida	General Partnership	95.5% owned by WSLIC, 4.5% owned by ERI	owns/operates real estate
NEO Capital Fund, LP	Delaware	Limited Partnership	general partner is BVP NEO, LLC	private equity fund
New Mexico Co-Investment Partners, L.P.	Delaware	Limited Partnership	general partner is FWCP	private equity fund
North Braeswood Meritage Holdings, LLC	Ohio	LLC	100% owned by WSLAC	real estate ownership entities
North Pittsburgh Hotel LLC	Pennsylvania	LLC	74% owned by WSALD NPH, LLC; 1% owned by ERI	owns/operates real estate
Northeast Cincinnati Hotel LLC	Ohio	LLC	25% owned by WSLIC, 49% owned by WSLR Cincinnati LLC, 1% owned by ERI	owns/operates real estate
OTR Housing Associates, L.P.	Ohio	Limited Partnership	98% owned by WSLIC; 1% owned by ERI	owns/operates real estate
OTR Redevelopment Group, LLC	Ohio	LLC	100% owned by OTR Walnut Housing, Ltd.	owns real estate
OTR Transitional Housing, L.P.	Ohio	Limited Partnership	99% owned by WSLIC	owns/operates real estate
OTR-Walnut Housing, Ltd.	Ohio	LLC	100% owned by ERI	owns/operates real estate
Park Avenue Lofts, LLC	Colorado	LLC	49% owned by Uptown Denver Investor, LLC; 1% owned by ERI	owns/operates real estate
Peppertree Fund II, LP	Delaware	Limited Partnership	general partner is Peppertree Partners, LLC	private equity fund
Peppertree Fund, LP	Delaware	Limited Partnership	general partner is Peppertree Partners, LLC	private equity fund
Peppertree Partners, LLC	Ohio	LLC	100% voting interest owned by Fort Washington Investment Advisors, Inc.	private equity fund management
Peppertree Special Venture Fund, LLC	Delaware	LLC	Managing Member is Peppertree Partners, LLC	private equity fund
Prairie Lakes Apartments Investor, LLC	Ohio	LLC	100% owned by Prairie Lakes Holdings, LLC	real estate ownership entities
Prairie Lakes Apartments, LLC	Indiana	LLC	65% total WS affiliated ownership (64% by Prairie Lakes Apartments Investor, LLC and 1% by Eagle Realty Investments, Inc.)	real estate ownership entities
Prairie Lakes Holdings, LLC	Ohio	LLC	98% owned by WSLIC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entities
Queen City Square Development I, LLC	Ohio	LLC	100% owned by Eagle Realty Group, LLC	operation of real estate
Queen City Square, LLC	Ohio	LLC	100% owned by The Western and Southern Life Insurance Company (WSLIC)	owns/operates real estate
Race Street Development, Ltd.	Ohio	LLC	100% owned by W&S Real Estate Holdings, LLC	owns/operates real estate
Ridgegate Apartments Investor, LLC	Ohio	LLC	100% owned by Ridgegate Holdings, LLC	real estate ownership entities
Ridgegate Commonwealth Apartments, LLC	Colorado	LLC	55% total WS affiliated ownership (44% by Ridgegate Apartments Investor, LLC	real estate ownership entities

10

Affiliate	State	Entity	Ownership	Type of Business
and 1% by Eagle Realty Investments, Inc.)
Ridgegate Holdings, LLC	Ohio	LLC	98% owned by WSLIC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entities
SBDC Management, LLC	California	LLC	100% owned by North Braeswood Meritage Holdings, LLC	real estate ownership entities
Seasons Health Care Limited Partnership	Ohio	Limited Partnership	90% owned by WSLAC, 10% owned by Courtyard Nursing Care, LLC	owns/operates real estate
Sedona Apartments, LP	Texas	Limited Partnership	0.1% owned by Sedona Apts GP, LLC, 58.54% owned by Sedona Apartments Investors, L.P. and 41.36% owned by Meritage Apartments Investors, LLC	real estate ownership entities
Sedona Apts GP, LLC	Texas	LLC	100% owned by North Braeswood Meritage Holdings, LLC	real estate ownership entities
Sedona Apts Investors L.P.	Texas	Limited Partnership	100% owned by North Braeswood Meritage Holdings, LLC	real estate ownership entities
ServerVault Corp.	Delaware	Corporation	50% owned by WSLIC	technology
Seventh and Culvert Garage, LLC	Ohio	LLC	100% owned by W&S Real Estate Holdings, LLC	real estate ownership entities
Shelbourne Campus Properties, LLC	Delaware	LLC	54% owned by Shelbourne Housing Investor, LLC; 1% owned by ERI	owns/operates real estate
Shelbourne Holdings, LLC	Ohio	LLC	98% owned by W&S Real Estate Holdings, LLC; 2% owned by ERI	ownership in real estate entity
Shelbourne Housing Investor, LLC	Ohio	LLC	100% owned by Shelbourne Holdings, LLC	ownership in real estate entity
Sixth and Race Development, LLC	Ohio	LLC	71% owned by Race Street Development, Ltd., 29% owned by ERI	owns/operates real estate
Skyport Hotel LLC	Kentucky	LLC	25% owned by WSLIC, 49% owned by WSLR Skyport LLC; 1% owned by ERI	owns/operates real estate
Summerbrooke Apartments Investor, LLC	Ohio	LLC	100% owned by Summerbrooke Holdings, LLC	ownership in real estate entity
Summerbrooke Holdings, LLC	Ohio	LLC	98% owned by W&S Real Estate Holdings, LLC; 2% owned by ERI	ownership in real estate entity
Sundance Hotel Investor, LLC	Ohio	LLC	100% owned by Sundance LaFrontera Holdings, LLC	real estate ownership entities
Sundance Hotel, LLC	Texas	LLC	74% by Sundance Hotel Investor, LLC and 1% by Eagle Realty Investments, Inc.	real estate ownership entities
Sundance LaFrontera Holdings, LLC	Ohio	LLC	98% by WSLIC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entities
The Lafayette Life Insurance Company	Indiana	Corporation	100% owned by Western & Southern Financial Group, Inc. (WSFG)
The Ohio Capital Fund LLC	Ohio	LLC	Managed by Buckeye Venture Partners, LLC	state funded private equity fund
The Western and Southern Life Insurance Company (WSLIC)	Ohio	Corporation	100% owned by WSFG
Touchstone Advisors, Inc.	Ohio	Corporation	100% owned by IFS	registered investment adviser
Touchstone Securities, Inc.	Nebraska	Corporation	100% owned by WSLAC	securities broker-

11

Affiliate	State	Entity	Ownership	Type of Business
dealer
Tri-State Growth Capital Fund I, L.P.	Delaware	Limited Partnership	general partner is Tri-State Ventures, LLC and investors include WSLIC	private equity fund
Tri-State Growth Capital Fund II, L.P.	Delaware	Limited Partnership	general partner is Tri-State Ventures II, LLC and investors include WSLIC	private equity fund
Tri-State Ventures II, LLC	Delaware	LLC	100% owned by FWIA	private equity fund
Tri-State Ventures, LLC	Delaware	LLC	100% owned by FWIA	private equity fund
TSARR, LLC	Ohio	LLC	64% owned by WSACS RR LLC and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entities
Union Centre Hotel LLC	Ohio	LLC	25% owned by WSLIC; 49% owned by WSLR Union LLC; 1% owned by ERI	owns/operates real estate
Uptown Denver Apartment Holdings, LLC	Ohio	LLC	98% owned by W&S Real Estate Holdings, LLC; 2% owned by ERI	ownership in real estate entity
Uptown Denver Investor, LLC	Ohio	LLC	100% owned by Uptown Denver Apartment Holdings, LLC	ownership in real estate entity
Vinings Trace, LLC	Indiana	LLC	99% owned by WSLIC, 1% owned by ERI	owns/operates real estate
Vulcan Hotel LLC	Alabama	LLC	25% owned by WSLIC; 49% owned by WSLR Birmingham LLC; 1% owned by ERI	owns/operates real estate
W&S Brokerage Services, Inc.	Ohio	Corporation	100% owned by WSLAC	investment advisor and broker dealer
W&S Financial Group Distributors, Inc.	Ohio	Corporation	100% owned by IFS	general insurance agency
W&S Operating Holdings, LLC	Ohio	LLC	100% owned by WSLIC	ownership of operating entities
W&S Real Estate Holdings, LLC	Ohio	LLC	100% owned by WSLIC	owns real estate entities
WestAd Inc.	Ohio	Corporation	100% owned by WSLIC	advertising, book publishing
Western & Southern Agency Services, Inc.	Pennsylvania	Corporation	100% owned by WSLIC	general insurance agency
Western & Southern Agency, Inc.	Ohio	Corporation	100% owned by WSLIC	general insurance agency
Western & Southern Financial Fund Inc	Ohio	Corporation	Non Profit	charitable giving
Western & Southern Financial Group, Inc. (WSFG)	Ohio	Corporation	100% owned by WSMHC	holding company
Western & Southern Mutual Holding Company (WSMHC)	Ohio	Holding Company	Mutual	Owns insurance companies and affiliates
Western-Southern Life Assurance Company (WSLAC)	Ohio	Corporation	100% owned by WSLIC	insurance company
Windsor Hotel LLC	Connecticut	LLC	25% owned by WSLIC; 49% owned by WSLR Hartford LLC; 1% owned by ERI	owns/operates real estate
Winkler Extension	Ohio	LLC	100% owned by a trust for Separate	real estate ownership

12

Affiliate	State	Entity	Ownership	Type of Business
Apartments Investor, LLC			Account A	entities
Wright Executive Hotel Limited Partners	Ohio	Limited Partnership	60.50% owned by WSLIC; 0.61% owned by WS Wright Hotel GP, LLC	owns/operates real estate
WS Airport Exchange GP, LLC	Ohio	LLC	100% owned by W&S Real Estate Holdings, LLC	owns/operates real estate
WS Country Place GP, LLC	Ohio	LLC	100% owned by W&S Real Estate Holdings, LLC	owns/operates real estate
WS Lookout JV, LLC	Ohio	LLC	100% owned by WSLIC	owns/operates real estate
WS Wright Hotel GP, LLC	Ohio	LLC	100% owned by WSLIC	owns/operates real estate
WSA Commons, LLC	Georgia	LLC	50% owned by WSLIC	owns/operates real estate
WSACS RR Holdings LLC	Ohio	LLC	50% owned by WSLIC	real estate ownership entities
WSACS RR LLC	Ohio	LLC	100% owned by WSACS RR Holdings LLC	real estate ownership entities
WSALD CEH, LLC	Ohio	LLC	50% owned by WSLIC	owns/operates real estate
WSALD NPH, LLC	Ohio	LLC	50% owned by WSLIC; 1% owned by Eagle	owns/operates real estate
WSL Partners, L.P.	Delaware	Limited Partnership	general partner is FWCP and investors include WSLIC	private equity fund
WSLR Birmingham LLC	Ohio	LLC	100% owned by WSLR LLC	owns real estate
WSLR Cincinnati LLC	Ohio	LLC	100% owned by WSLR LLC	owns real estate
WSLR Columbus LLC	Ohio	LLC	100% owned by WSLR LLC	owns real estate
WSLR Dallas LLC	Ohio	LLC	100% owned by WSLR LLC	owns real estate
WSLR Hartford LLC	Ohio	LLC	100% owned by WSLR LLC	owns real estate
WSLR Holdings LLC	Delaware	LLC	24.49% owned by WSLIC	owns real estate entity
WSLR LLC	Delaware	LLC	100% owned by WSLR Holdings, LLC	owns real estate entities
WSLR Skyport LLC	Ohio	LLC	100% owned by WSLR LLC	owns real estate
WSLR Union LLC	Ohio	LLC	100% owned by WSLR LLC	owns real estate
YT Crossing Apartments Investor, LLC	Ohio	LLC	100% owned by YT Crossing Holdings, LLC	real estate ownership entities
YT Crossing Holdings, LLC	Ohio	LLC	98% by WSLIC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entities

Item 27.                    Number of Contract Owners

As of March 15, 2011, there were 3,888 contract owners of Separate Account II of National Integrity.

Item 28.                    Indemnification

National Integrity’s By-Laws provide, in Article VII, Section 7.1 provides:

To the extent permitted by the laws of the State of New York, subject to all applicable requirements thereof:

(a)  any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he, his testator, or intestate, is or was a director, officer, employee or incorporator of the

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Company shall be indemnified by the Company;

(b)  any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he, his testator or intestate serves or served any other organization on any capacity at the request of the Company may be indemnified by the Company; and

(c)  the related expenses of any such person in any other of said categories may be advanced by the Company.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.                    Principal Underwriters

(a)                Touchstone Securities, Inc. (Touchstone Securities) is the principal underwriter for Separate Account II of National Integrity Life Insurance Company.  Touchstone Securities also serves as an underwriter for Separate Account I of National Integrity Life Insurance Company, Separate Accounts I, II and VUL of Integrity Life Insurance Company, Western-Southern Life Assurance Company’s Separate Accounts 1 and 2, Columbus Life Insurance Company Separate Account I and for several series of Touchstone Variable Series Trust, Touchstone Strategic Trust, Touchstone Investment Trust, Touchstone Tax-Free Trust, Touchstone Institutional Funds Trust and Touchstone Funds Group Trust, each of which is affiliated with the Depositor.

(b)               The names and principal business addresses* of the officers and directors of, and their positions with, Touchstone Securities, Inc. are as follows:

Directors:
James N. Clark(1)	Director
Jill T. McGruder	Director
Donald J. Wuebbling(1)	Director

Officers:
Steven M. Graziano	President
Jill T. McGruder	Chief Executive Officer
Sharon L. Karp	Vice President
Richard K. Taulbee(1)	Vice President
Patricia J. Wilson	Vice President
Brian E. Hirsch	Chief Compliance Officer
James J. Vance	Vice President and Treasurer
Terrie A. Wiedenheft	Chief Financial Officer
Douglas B. Perry(1)	Assistant Treasurer
Timothy D. Speed(1)	Assistant Treasurer
Cheryl J. Stotts(1)	Assistant Treasurer
Rhonda S. Malone(1)	Secretary

*The principal business address for the above is 303 Broadway, Cincinnati, Ohio 45202, unless otherwise noted.

(1) Principal Business Address: 400 Broadway, Cincinnati, Ohio 45202

(c) Not applicable.

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Item 30.                    Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by National Integrity at 400 Broadway, Cincinnati, Ohio 45202 or 15 Matthews Street, Suite 200, Goshen, New York 10924.

Item 31.                    Management Services

There are currently no management-related services provided to the Registrant.

Item 32.                    Undertakings

The Registrant hereby undertakes:

(a)          to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements of the Registrant, Depositor and Guarantor in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)         to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)          to deliver any Statement of Additional Information and any financial statements required to be made available under this Form, including the WSLIC financial statements, promptly upon written or oral request.

(d)         to update the registration statement if WSLIC terminates its guarantee to National Integrity policy holders.

During any time there are insurance obligations outstanding and covered by its guarantee (Guarantee) issued by WSLIC, filed as an exhibit to this registration statement, National Integrity hereby undertakes to provide notice to contract owners promptly after the happening of significant events related to the Guarantee.  These significant events include: (i) termination of the Guarantee that has a material adverse effect on the contract owner’s rights under the Guarantee; (ii) a default under the Guarantee that has a material adverse effect on the contract owner’s rights under the Guarantee; or (iii) the insolvency of WSLIC.

Pursuant to Section 26(f) of the Investment Company Act of 1940, as amended, Registrant and Depositor represent that the aggregate charges under variable annuity contracts described in this Registration Statement are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by National Integrity.

National Integrity represents that it recognizes the requirements of Section 17(h) of the Investment Company Act of 1940, specifically that it shall not protect or purport to protect any director or officer of the Registrant or Depositor against any liability to them or to their security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

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SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, the Depositor and the Guarantor, certify that they meet all of the requirements for effectiveness of this post-effective amendment to their Registration Statement pursuant to Rule 485 under the Securities Act of 1933 and have duly caused this amendment to the Registration Statement to be signed on their behalf, in the City of Cincinnati and State of Ohio on this 12th day of April, 2011.

SEPARATE ACCOUNT II OF
NATIONAL INTEGRITY LIFE INSURANCE COMPANY
(Registrant)

By: National Integrity Life Insurance Company
(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

NATIONAL INTEGRITY LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

THE WESTERN AND SOUTHERN LIFE INSURANCE COMPANY
(Guarantor)

By:	/s/ John F. Barrett
John F. Barrett, Chairman, President and CEO

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City of Cincinnati and State of Ohio on this 12th day of April, 2011.

NATIONAL INTEGRITY LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

The following persons, in the capacities and on the dates indicated, have signed this amendment to the Registration Statement as required by the Securities Act of 1933:

PRINCIPAL EXECUTIVE OFFICER:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO
April 12, 2011

PRINCIPAL FINANCIAL OFFICER:	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Vice President and Chief Accounting Officer
April 12, 2011

PRINCIPAL ACCOUNTING OFFICER:	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Vice President and Chief Accounting Officer
April 12, 2011

DIRECTORS:

/s/ John F. Barrett	/s/ Jill T. McGruder
John F. Barrett	Jill T. McGruder
April 12, 2011	April 12, 2011

/s/ Edward J. Babbitt	/s/ Robert L. Walker
Edward J. Babbitt	Robert L. Walker
April 12, 2011	April 12, 2011

/s/ Daniel J. Downing	/s/ Donald J. Wuebbling
Daniel J. Downing	Donald J. Wuebbling
April 12, 2011	April 12, 2011

/s/ John R. Lindholm
John R. Lindholm
April 12, 2011

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Guarantor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City of Cincinnati and State of Ohio on this 12th day of April, 2011.

THE WESTERN AND SOUTHERN LIFE INSURANCE COMPANY
(Guarantor)

By:	/s/ John F. Barrett
John F. Barrett, Chairman, President and CEO

PRINCIPAL EXECUTIVE OFFICER:	/s/ John F. Barrett
John F. Barrett, Chairman, President and CEO
April 12, 2011

PRINCIPAL FINANCIAL OFFICER:	/s/ Robert L. Walker
Robert L. Walker, Senior Vice President and Chief Financial Officer
April 12, 2011

PRINCIPAL ACCOUNTING OFFICER:	/s/ Robert L. Walker
Robert L. Walker, Senior Vice President and Chief Financial Officer
April 12, 2011

DIRECTORS:

/s/ John F. Barrett	/s/ Bradley J. Hunkler
John F. Barrett	Bradley J. Hunkler, Attorney-in-Fact for
April 12, 2011	Eugene P. Ruehlmann
April 12, 2011

/s/ Bradley J. Hunkler	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Attorney-in-Fact for	Bradley J. Hunkler, Attorney-in-Fact for
Donald A. Bliss	George H. Walker, III
April 12, 2011	April 12, 2011

/s/ Bradley J. Hunkler	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Attorney-in-Fact for	Bradley J. Hunkler, Attorney-in-Fact for
James N. Clark	Thomas L. Williams
April 12, 2011	April 12, 2011

/s/ Bradley J. Hunkler
Bradley J. Hunkler, Attorney-in-Fact for
Jo Ann Davidson
April 12, 2011